                                                    TRAK(R)
                      -------------------------------------
                   PERSONALIZED INVESTMENT ADVISORY SERVICE


                     CONSULTING GROUP CAPITALMARKETS FUNDS

                                 Annual Report

                                August 31, 1996


                                                                    SMITH BARNEY
                                                                    ------------

                                               A Member of TravelersGroup [LOGO]

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

TABLE OF CONTENTS

Shareholder Letter........................................................   2
Schedules of Investments:
  Government Money Investments............................................   4
  Intermediate Fixed Income Investments...................................   5
  Long-Term Bond Investments..............................................  10
  Municipal Bond Investments..............................................  12
  Mortgage Backed Investments.............................................  16
  Balanced Investments....................................................  18
  Large Capitalization Value Equity Investments...........................  22
  Large Capitalization Growth Investments.................................  31
  Small Capitalization Value Equity Investments...........................  38
  Small Capitalization Growth Investments.................................  56
  International Equity Investments........................................  80
  International Fixed Income Investments.................................. 102
  Emerging Markets Equity Investments..................................... 104
Statements of Assets and Liabilities...................................... 110
Statements of Operations.................................................. 112
Statements of Changes in Net Assets....................................... 114
Notes to Financial Statements............................................. 118
Financial Highlights...................................................... 126
Portfolio Highlights and Performance of the Consulting Group Capital
 Markets.................................................................. 133
Independent Auditors' Report.............................................. 158
Tax Information........................................................... 159

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

Dear Shareholder:

 Market Overview

  The financial markets turned in a solid performance for the twelve months ending August 31, 1996. The Standard & Poor's Composite Stock Price Index, which represents a broad measure of the U.S. stock market's performance, returned 18.7%, with dividends reinvested. The Lehman Brothers Government/Corporate Bond Index, which tracks the performance of the U.S. bond market, produced a return of 3.7%.

  Conflicting signals on the strength of the economy have created a higher level of volatility in the U.S. capital markets over the last year. As evidence, both the U.S. stock and bond markets were jolted in early July by signs of unexpected strength in the economy. A strong employment report on July 5 pushed long-term bond rates upward to almost 7.25% and led to one of the largest daily declines in both the bond and stock markets. However, stock and bond prices recovered sharply at the end of July as interest rates fell back to 6.75% and second quarter corporate earnings came in ahead of expectations.

  Overseas equity markets trailed the U.S. markets in the twelve months ended August 31, 1996. The Morgan Stanley Capital International Europe Australia Far East Index, which measures the performance in twenty foreign countries, returned 7.9%. The Morgan Stanley Emerging Markets Free Index, which tracks stock market returns in thirteen less-developed countries, returned 3.8%. In contrast, foreign bonds outpaced their U.S. counterparts returning 7.3%, as measured by the Salomon Brothers Non-U.S. Government Bond Index.

 Consulting Group Capital Markets Funds

  All of the thirteen Consulting Group Capital Markets Funds posted positive returns for the past fiscal year which ended August 31, 1996. While we are pleased with the performance of the funds, the key element of the TRAK Personalized Investment Service is the fund allocation advice which is designed to provide you with investment diversification and reduce risk.

  The Consulting Group Asset Allocation Committee is responsible for determining your allocation advice. The Committee is comprised of the following individuals: Sandip Bhagat, CFA and President of TIMCO; Glenn Regan, CFA and Senior Vice President of Smith Barney Consulting Group; LeRoy Pease, CFA, Vice President of Smith Barney Consulting Group; Richard Marston, Professor of Finance, the Wharton School of the University of Pennsylvania; and Frank Nickel, Assistant Vice President of Smith Barney Consulting Group. The Committee meets formally on a monthly basis to review the conditions of the global capital markets and to determine if its allocation advice needs to be revised.

 Recommended Asset Allocation Change

  As this letter goes to press, a change in the allocation advice is being recommended by the Committee. The current advice tilts U.S. stock exposure in favor of the value style of investing. However, the Committee believes that we are in the later stages of the economic and business cycle. The onset of an economic slowdown generally signals a shift away from value into growth stocks. In a slow growth environment, investors are more willing to pay a premium for companies that can demonstrate stable earnings growth. As a result, for investors with equity exposure, the recommended allocation to growth stocks is being increased at the expense of value stocks.

  The Committee is also introducing a recommended allocation to the emerging equity markets in its asset allocation advice for moderate risk investors. This will provide an important diversification benefit given the low correlation between emerging market stocks and most other financial instruments.

 Consulting Group Welcomes New President

  On June 9, 1996 the Board of Trustees elected Frank L. Campanale as investment officer of the Consulting Group Capital Markets Funds. Frank is the new President and Chief Executive Officer of Smith Barney Consulting Group and he brings over twenty years of experience in the investment business.

  We wish to thank you for the confidence you've shown in the Consulting Group and your Financial Consultant. As of August 31, 1996, the number of clients investing through TRAK Personalized Investment Advisory Service has risen to over 82,000. In addition, on September 13, 1996 total shareholder assets eclipsed $6 billion.

  As always, if you should have any questions or comments about your TRAK investments, your Financial Consultant remains ready to assist you.

                                      Sincerely,

                                      /s/ Heath B. McLendon

                                      Heath B. McLendon
                                      Chairman of the Board of Trustees of the
                                       Consulting Group Capital Markets Funds



                                      /s/ Frank L. Campanale

                                      Frank L. Campanale
                                      Investment Officer of the Consulting
                                       Group Capital Markets Funds

                                      October 25, 1996

 SCHEDULES OF INVESTMENTS                                       AUGUST 31, 1996
                          GOVERNMENT MONEY INVESTMENTS

                                  ANNUALIZED
                                   YIELD ON
    FACE                            DATE OF
   AMOUNT         SECURITY         PURCHASE        VALUE
------------------------------------------------------------
 U.S. GOVERNMENT AGENCY DISCOUNT NOTES --
  76.6%
 $ 6,155,000 Federal Farm
              Credit Bank
              mature 9/5/96 to
              11/20/96.......... 5.25% to 5.43% $  6,113,675
  39,430,000 Federal Home Loan
              Bank mature
              9/12/96 to
              11/21/96..........  5.26 to 5.48    39,172,943
  88,331,000 Federal Home Loan
              Mortgage Corp.
              mature 9/3/96 to
              11/29/96..........  5.21 to 5.46    87,774,235
  76,170,000 Federal National
              Mortgage
              Association
              mature 9/5/96 to
              12/23/96..........  5.18 to 5.52    75,641,979
   2,750,000 World Bank matures
              9/4/96............      5.28         2,748,808
------------------------------------------------------------
             TOTAL U.S.
             GOVERNMENT AGENCY
             DISCOUNT NOTES
             (Cost --
              $211,451,640).....                 211,451,640
------------------------------------------------------------
 U.S. TREASURY NOTES -- 23.4%
  64,500,000 U.S. Treasury
             Notes mature
             9/30/96 to 7/31/97
             (Cost --
              $64,684,196)......  4.72 to 5.79    64,684,196
------------------------------------------------------------
             TOTAL
             INVESTMENTS --
              100% (Cost --
              $276,135,836**)...                $276,135,836
------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is substantially the same.

                           [PIE CHART APPEARS HERE]

                         CLASSIFICATION OF INVESTMENTS

                           U.S. Treasury Notes 23.4%

                            U.S. Government Agency

                             Discount Notes 76.6%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                        SECURITY                        VALUE
------------------------------------------------------------------------------

 CORPORATE BONDS & NOTES -- 57.5%
 BANKING -- 18.6%
 $ 2,125,000 Advanta National Bank, 6.450% due 10/30/00.....  $  2,053,281
   1,000,000 Bank of Boston, 5.613% due 8/28/98.............     1,000,490
             Capital One Bank, Medium Term Notes:
   3,675,000 6.740% due 5/31/99.............................     3,633,656
   1,425,000 6.844% due 6/13/00.............................     1,394,719
     525,000 7.350% due 6/20/00.............................       523,688
   2,000,000 Chase Manhattan Bank, 5.719% due 12/30/09......     1,955,000
   1,000,000 Chemical Bank, Notes, 9.750% due 6/15/99.......     1,071,250
             Citicorp, Subordinated Capital Notes:
      94,000 9.000% due 4/15/99.............................        98,818
   1,500,000 9.750% due 8/1/99..............................     1,610,625
             First Interstate Bancorp, Subordinated Capital
             Notes:
   1,500,000 8.625% due 4/1/99..............................     1,558,125
   1,450,000 9.900% due 11/15/01............................     1,614,937
             First National Bank of Boston, Notes, 8.375%
   2,000,000 due 12/15/02...................................     2,107,500
             First Security Corp., Notes, 7.000% due
   2,325,000 7/15/05........................................     2,223,281
             First USA Bank, Notes:
     900,000 8.200% due 2/15/98.............................       916,875
   3,275,000 6.375% due 10/23/00............................     3,168,563
   2,100,000 5.850% due 2/22/01.............................     1,970,514
             Fleet Financial Group Inc., Senior Notes:
   2,100,000 7.250% due 10/15/97............................     2,121,987
     675,000 7.125% due 5/1/00..............................       676,688
             General Motors Acceptance Corp., Notes:
   4,100,000 5.625% due 2/15/01.............................     3,879,625
   4,525,000 Medium Term Notes, 6.700% due 4/30/01..........     4,428,844
             Hartford National Corp., Senior Notes, 9.850%
   1,000,000 due 6/1/99.....................................     1,068,750
             International Leasing Finance Corp., Notes:
   1,075,000 5.750% due 3/15/98.............................     1,064,250
   1,400,000 5.750% due 12/15/99............................     1,354,500
             Keycorp, Medium Term Notes, 6.300% due
   1,685,000 4/20/00........................................     1,647,087
   1,325,000 Markel Corp., Notes, 7.250% due 11/1/03........     1,300,156
             Morgan Stanley Group, Inc., Notes:
     250,000 7.320% due 1/15/97.............................       251,092
   1,100,000 9.250% due 3/1/98..............................     1,141,250
   3,000,000 8.100% due 6/24/02.............................     3,120,000
   1,000,000 NationsBank Corp., Notes, 6.625% due 1/15/98...     1,002,500
             Shawmut National Corp., Subordinated Notes,
   1,500,000 8.625% due 12/15/99............................     1,571,250
             St. Georges Bank, Notes:
   2,175,000 6.875% due 4/1/99@.............................     2,166,539
     500,000 7.150% due 10/15/05............................       479,650
------------------------------------------------------------------------------
                                                                54,175,490
------------------------------------------------------------------------------
 COMMUNICATIONS -- 1.8%
             Time Warner, Inc., Notes:
   4,695,000 7.750% due 6/15/05.............................     4,530,675
     600,000 7.250% due 9/1/08..............................       550,500
------------------------------------------------------------------------------
                                                                 5,081,175
------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 20.7%
             Avalon Properties Inc., Notes, 7.375% due
   2,450,000 9/15/02........................................     2,370,375
   2,625,000 Banponce Corp., Notes, 6.750% due 12/15/05.....     2,454,375
             Bear Stearns Cos., Inc., Notes, 6.750% due
   1,675,000 8/15/00........................................     1,649,875
   3,500,000 CIT Group Holdings, 6.200% due 4/15/98.........     3,486,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 20.7% (CONTINUED)
 $ 2,100,000 ERP Operation Ltd., Notes, 8.500% due 5/15/99..   $  2,163,357
             Finova Capital Corp., Notes:
     525,000 6.750% due 3/25/99.............................        524,344
   2,175,000 6.450% due 6/1/00..............................      2,126,062
   5,600,000 Ford Motor Credit Co., 5.750% due 1/25/01......      5,306,000
             Franchise Finance Corp., Notes, 7.000% due
   2,000,000 11/30/00.......................................      1,915,000
             General Electric Capital Corp., 8.650% due
   2,800,000 5/1/18.........................................      2,765,000
             Goldman Sachs Group, Notes, 6.375% due
   5,425,000 6/15/00@.......................................      5,289,375
             Green Tree Acceptance Corp., 10.250% due
   2,775,000 6/1/02.........................................      3,180,843
   2,000,000 H.F. Ahmanson, 9.875% due 11/15/99.............      2,147,500
   3,085,000 Household Financial Corp., 7.150% due 6/15/00..      3,088,856
             Integra Financial Corp., Subordinated Notes,
   1,900,000 6.500% due 4/15/00.............................      1,862,000
             Merryland & Investment Corp., Notes, 6.875% due
   1,225,000 11/1/03........................................      1,169,875
             Salomon Inc., Medium Term Notes:
     700,000 6.125% due 5/15/98.............................        693,000
   1,550,000 6.820% due 7/26/99.............................      1,536,438
   1,575,000 7.750% due 5/15/00.............................      1,594,688
   1,775,000 7.250% due 5/1/01..............................      1,748,375
             Spieker Properties, Notes, 6.650% due
   2,600,000 12/15/00.......................................      2,486,250
             United Financial Corp., Notes, 7.000% due
   3,500,000 7/15/98........................................      3,486,875
             United States Fidelity and Guarantee Corp.,
             Notes:
   2,125,000 7.000% due 5/15/98.............................      2,130,313
   2,100,000 8.375% due 6/15/01.............................      2,170,875
             Washington Real Estate Investment Trust, 7.125%
   3,125,000 due 8/13/03....................................      3,019,531
-------------------------------------------------------------------------------
                                                                 60,366,057
-------------------------------------------------------------------------------
 HEALTHCARE -- 2.7%
             Columbia Healthcare Corp., 6.125% due
   1,675,000 12/15/00.......................................      1,618,469
             Health & Rehab Properties Trust, 6.408% due
   2,150,000 7/13/99........................................      2,126,715
   2,325,000 Meditrust Corp., Notes, 7.375% due 7/15/00.....      2,290,125
             R.P. Scherer International Corp., 6.750% due
   2,000,000 2/1/04.........................................      1,860,000
-------------------------------------------------------------------------------
                                                                  7,895,309
-------------------------------------------------------------------------------
 INDUSTRIAL -- 9.1%
   2,450,000 Brascan Ltd., Notes, 7.375% due 10/1/02........      2,379,563
             Comdisco Inc., Notes:
   5,025,000 6.500% due 6/15/00.............................      4,924,500
     325,000 5.750% due 2/15/01.............................        306,719
   2,675,000 Enterprise, Notes, 6.350% due 1/15/01@.........      2,578,031
             Georgia-Pacific Corp., Debentures, 9.850% due
   1,950,000 6/15/97........................................      1,996,897
   1,350,000 ITT Corp., Notes, 6.250% due 11/15/00..........      1,302,750
   2,625,000 Methanex Corp., Notes, 7.750% due 8/15/05......      2,542,969
   2,375,000 Novacor Chemical, Notes, 6.500% due 9/22/00....      2,309,688
   2,737,000 Purity Supreme, Notes, 11.750% due 8/1/99......      2,990,172
             Sears Roebuck Acceptance Corp., 6.690% due
   5,335,000 4/30/01........................................      5,221,631
-------------------------------------------------------------------------------
                                                                 26,552,920
-------------------------------------------------------------------------------
 OIL -- 2.5%
   2,750,000 Kern River Funding Corp., 6.720% due 9/30/01...      2,677,813
             Occidental Petroleum Corp., Notes:
     700,000 9.500% due 8/15/97.............................        721,343
     125,000 5.850% due 11/9/98.............................        122,500
   2,100,000 5.900% due 11/9/98.............................      2,060,625
   1,600,000 5.950% due 11/9/98.............................      1,572,000
-------------------------------------------------------------------------------
                                                                  7,154,281
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 POWER & LIGHTING -- 1.4%
 $ 2,000,000 FPL Group Capital, Notes, 6.500% due 7/1/97....   $  2,002,500
             System Energy Resources, Notes:
   1,000,000 6.000% due 4/1/98..............................        982,500
   1,100,000 7.625% due 4/1/99..............................      1,104,125
-------------------------------------------------------------------------------
                                                                  4,089,125
-------------------------------------------------------------------------------
 REAL ESTATE -- 0.7%
   2,100,000 Taubman Realty Group Ltd., 8.000% due 6/15/99..      2,126,250
-------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS & NOTES (Cost --
              $170,587,658).................................    167,440,607
-------------------------------------------------------------------------------
 MORTGAGED-BACKED SECURITIES -- 21.7%
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 3.3%
     300,000 FHLMC, 5.500% due 8/15/03......................        297,120
   7,140,062 FHLMC, 6.500% due 3/1/26.......................      6,613,480
     131,231 FHLMC, 7.500% due 8/1/99.......................        132,625
     313,687 FHLMC, 7.500% due 3/1/00.......................        317,019
     449,401 FHLMC, 7.500% due 6/1/00.......................        454,175
   1,812,024 FHLMC, 7.500% due 10/1/00......................      1,831,268
-------------------------------------------------------------------------------
                                                                  9,645,687
-------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 12.7%
     375,000 FNMA, 5.900% due 6/9/00........................        364,380
   2,500,000 FNMA, 6.000% due 11/25/06......................      2,406,225
   1,791,101 FNMA, 7.000% due 11/1/23.......................      1,705,451
   1,889,895 FNMA, 7.000% due 5/1/24........................      1,799,521
     201,353 FNMA, 7.000% due 6/1/24........................        191,725
     175,826 FNMA, 7.000% due 12/1/24.......................        167,419
   8,830,891 FNMA, 7.000% due 7/1/25........................      8,408,604
  15,585,200 FNMA, 7.000% due 8/1/25........................     14,839,906
   2,000,000 FNMA, 7.000% due 9/1/06........................      1,901,860
   2,771,383 FNMA, 7.205% due 6/1/06........................      2,736,741
     922,291 FNMA, 8.000% due 4/1/02........................        922,578
   1,560,013 FNMA, 8.000% due 6/1/02........................      1,560,497
-------------------------------------------------------------------------------
                                                                 37,004,907
-------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 1.5%
     220,388 GNMA, 9.000% due 2/15/16.......................        230,030
     622,975 GNMA, 9.000% due 4/15/16.......................        650,232
     131,069 GNMA, 9.000% due 5/15/16.......................        136,804
      88,854 GNMA, 9.000% due 6/15/16.......................         92,743
      57,052 GNMA, 9.000% due 7/15/16.......................         59,549
     577,153 GNMA, 9.000% due 8/15/16.......................        602,406
     132,314 GNMA, 9.000% due 9/15/16.......................        138,104
     365,600 GNMA, 9.000% due 10/15/16......................        381,596
     519,440 GNMA, 9.000% due 11/15/16......................        542,169
     174,943 GNMA, 9.000% due 12/15/16......................        182,598
     129,258 GNMA, 9.000% due 1/15/17.......................        134,894
     101,282 GNMA, 9.000% due 2/15/17.......................        105,713
     103,424 GNMA, 9.000% due 3/15/17.......................        107,949
      29,597 GNMA, 9.000% due 5/15/17.......................         30,893
     248,371 GNMA, 9.000% due 6/15/17.......................        259,238
      34,957 GNMA, 9.000% due 9/15/17.......................         36,487
      34,183 GNMA, 9.000% due 10/15/17......................         35,679
     217,298 GNMA, 9.000% due 11/15/17......................        226,805
     133,855 GNMA, 9.000% due 12/15/17......................        141,803
     146,692 GNMA, 9.000% due 11/15/24......................        153,111
-------------------------------------------------------------------------------
                                                                  4,248,803
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                        SECURITY                        VALUE
------------------------------------------------------------------------------

 COLLATERALIZED MORTGAGE OBLIGATION -- 4.2%
 $ 2,444,914 Chase Manhattan Bank, 7.600% due 7/18/28.......  $  2,443,766
             Federal Deposit Insurance Co., Real Estate
             Mortgage Investment Conduit Trust, 7.850% due
   1,878,381 9/25/25........................................     1,893,057
             Merrill Lynch Mortgage Investors Inc., 8.917%
   2,650,000 due 11/25/20...................................     2,717,072
   2,294,000 Mortgage Capital Corp., 7.800% due 7/15/28.....     2,274,639
   2,240,168 Puttable Project, 7.430% due 6/1/24............     2,213,571
             U.S. Department of Veteran Affairs:
     366,279 6.500% due 2/15/07.............................       366,137
     322,634 7.750% due 9/15/10.............................       324,951
------------------------------------------------------------------------------
                                                                12,233,193
------------------------------------------------------------------------------
             TOTAL MORTGAGED-BACKED SECURITIES (Cost --
              $64,488,934)..................................    63,132,590
------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 18.7%
 U.S. TREASURY NOTES -- 16.2%
             U.S. Treasury Notes:
   6,740,000 5.125% due 11/30/98............................     6,563,749
   8,400,000 5.375% due 11/30/97............................     8,336,244
   3,000,000 5.625% due 1/31/98.............................     2,977,620
   5,350,000 5.750% due 8/15/03.............................     5,028,519
   2,000,000 5.875% due 4/30/98.............................     1,988,440
   2,400,000 6.250% due 7/31/98.............................     2,396,833
   2,425,000 6.250% due 4/30/01.............................     2,379,749
   1,325,000 6.250% due 2/15/03.............................     1,286,045
     100,000 6.375% due 8/15/02.............................        98,086
   6,945,000 6.875% due 7/31/99.............................     7,006,949
     200,000 6.875% due 8/31/99.............................       201,848
     725,000 6.875% due 3/31/00.............................       730,749
     550,000 6.875% due 5/15/06.............................       547,426
   5,000,000 7.125% due 2/29/00.............................     5,078,950
   2,575,000 7.500% due 5/15/02.............................     2,665,949
------------------------------------------------------------------------------
                                                                47,287,156
------------------------------------------------------------------------------
 U.S. TREASURY STRIPS -- 0.9%
             U.S. Treasury Strips:
     125,000 Zero coupon due 11/15/99.......................       101,608
   4,225,000 Zero coupon due 8/15/03........................     2,643,794
------------------------------------------------------------------------------
                                                                 2,745,402
------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES -- 1.6%
             Government Trust Certificate, Resolution Trust
             Corp.:
     447,471 6.825% due 3/25/22.............................       436,145
     875,000 7.250% due 10/25/23............................       872,813
   3,100,000 7.500% due 10/25/28............................     3,067,078
      48,355 9.000% due 9/25/28.............................        49,564
------------------------------------------------------------------------------
                                                                 4,425,600
------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost -- $55,288,638)..........................    54,458,158
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 REGIONAL GOVERNMENT OBLIGATION -- 1.2%
             Quebec Province, 7.500% due 7/15/02 (Cost --
 $ 3,500,000  $3,646,160)....................................  $  3,539,375
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.9%
   2,571,000 Chase Manhattan Bank, 5.188% due 9/3/96;
             Proceeds at maturity -- $2,572,482;
             (Fully collateralized by U.S. Treasury Bill due
             10/17/96;
             Market value -- $2,623,497) (Cost --
              $2,571,000)....................................     2,571,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
              $296,582,390**)................................  $291,141,730
-------------------------------------------------------------------------------

@ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

                           [PIE CHART APPEARS HERE]

                         CLASSIFICATION OF INVESTMENTS

                      Regional Government Obligation 1.2%

                  U.S. Government & Agency Obligations 18.7%

                       Mortgage-Backed Securities 21.7%

                           Repurchase Agreement 0.9%

                         Corporate Bonds & Notes 57.5%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                           LONG-TERM BOND INVESTMENTS

    FACE
   AMOUNT                        SECURITY                        VALUE
------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 60.2%
 $ 8,590,000 U.S. Treasury Bonds, 12.000% due 8/15/13.......  $ 11,899,126
   7,770,000 U.S. Treasury Bonds, 7.250% due 5/15/16........     7,760,598
  14,735,000 U.S. Treasury Bonds, 7.875% due 2/15/21........    15,728,581
   3,400,000 U.S. Treasury Bonds, 6.875% due 8/15/25........     3,266,108
   6,290,000 U.S. Treasury Notes, 10.625% due 8/15/15.......     8,474,139
   3,085,000 U.S. Treasury Notes, 9.875% due 11/15/15.......     3,920,541
   9,900,000 U.S. Treasury Notes, 7.500% due 11/15/16.......    10,137,402
   8,755,000 U.S. Treasury Notes, 8.750% due 5/15/17........    10,129,185
  11,065,000 U.S. Treasury Notes, 8.500% due 2/15/20........    12,571,832
   7,075,000 U.S. Treasury Notes, 8.750% due 5/15/20........     8,239,899
------------------------------------------------------------------------------
             TOTAL U.S. TREASURY OBLIGATIONS (Cost --
               $95,546,288).................................    92,127,411
------------------------------------------------------------------------------
 CORPORATE BONDS -- 34.8%
 BANKING -- 4.5%
             International Bank of Reconstruction and
   3,350,000 Development, 8.250% due 10/30/25...............     3,597,063
   3,000,000 NCNB Corp., 9.375% due 9/15/09.................     3,397,500
------------------------------------------------------------------------------
                                                                 6,994,563
------------------------------------------------------------------------------
 ENERGY -- 2.3%
   2,900,000 Atlantic Richfield Co., 9.875% due 3/1/16......     3,519,875
------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 8.0%
   2,400,000 Continental Corp., 8.375% due 8/15/12..........     2,409,000
   3,500,000 GE Global Insurance, 7.000% due 2/15/26........     3,189,375
   3,700,000 Met Life Surplus Note, 7.800% due 11/1/25......     3,445,625
   3,000,000 Nationwide CSN Trust, 9.875% due 2/15/25.......     3,202,500
------------------------------------------------------------------------------
                                                                12,246,500
------------------------------------------------------------------------------
 GAS TRANSMISSIONS -- 2.3%
             Columbia Gas Systems, Inc., 7.320% due
   3,750,000 11/28/10.......................................     3,487,500
------------------------------------------------------------------------------
 HEALTHCARE -- 2.1%
   3,500,000 Columbia/HCA Healthcare, 7.190% due 11/15/15...     3,272,500
------------------------------------------------------------------------------
 INDUSTRIAL -- 5.6%
   2,850,000 Ogden Corp., 9.250% due 3/1/22.................     3,110,063
   2,000,000 Procter & Gamble Co., 9.360% due 1/1/21........     2,362,500
             Time Warner Entertainment LP, 8.375% due
   3,300,000 7/15/33........................................     3,135,000
------------------------------------------------------------------------------
                                                                 8,607,563
------------------------------------------------------------------------------
 TECHNOLOGY -- 1.8%
             International Business Machines Corp., 7.000%
   3,000,000 due 10/30/25...................................     2,703,750
------------------------------------------------------------------------------
 TELEPHONE -- 1.7%
   3,000,000 New York Telephone Co., 6.700% due 11/1/23.....     2,595,000
------------------------------------------------------------------------------
 UTILITY-ELECTRIC -- 6.5%
             Citizens Utilities Co.:
   2,000,000 7.600% due 6/1/06..............................     2,030,000
   1,500,000 7.450% due 7/1/35..............................     1,415,625
             Tennessee Valley Authority:
   2,700,000 8.250% due 4/15/42.............................     2,774,250
   4,075,000 7.250% due 7/15/43.............................     3,692,969
------------------------------------------------------------------------------
                                                                 9,912,844
------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS (Cost -- $55,054,625)....    53,340,095
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                           LONG-TERM BOND INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------
 CONVERTIBLE BONDS -- 3.3%
 INDUSTRIAL -- 1.6%
 $ 2,596,826 Federal Express Corp., 7.630% due 1/5/14........  $  2,476,723
-------------------------------------------------------------------------------
 TELEPHONE -- 1.7%
             US West Communications Inc., 7.200% due
   3,000,000 11/10/26........................................     2,662,500
-------------------------------------------------------------------------------
             TOTAL CONVERTIBLE BONDS (Cost -- $5,299,336)....     5,139,223
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.7%
   2,546,000 Chase Manhattan Bank, 5.188% due 9/3/96;
             Proceeds at maturity -- $2,547,468;
             (Fully collateralized by U.S. Treasury Bill due
             10/17/96;
             Market value -- $2,597,987) (Cost --
              $2,546,000)....................................     2,546,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $158,446,249**)...............................  $153,152,729
-------------------------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is substantially the same.

                           [PIE CHART APPEARS HERE]

                         CLASSIFICATION OF INVESTMENTS

                          Repurchasing Agreement 1.7%

                        U.S. Treasury Obligations 60.2%

                            Convertible Bonds 3.3%

                             Corporate Bonds 34.8%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATING                     SECURITY                         VALUE
--------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES -- 90.6%
 ALABAMA -- 2.5%
 $1,200,000  AAA   Alabama Water Pollution Control Authority,
                    Revolving Loan, Series A, AMBAC-Insured,
                    5.250% due 8/15/10............................   $ 1,144,500
--------------------------------------------------------------------------------
 COLORADO -- 2.0%
  1,000,000  AA    Colorado Springs, CO Utilities Revenue Bonds,
                    Series A, 5.125% due 11/15/18.................       901,250
--------------------------------------------------------------------------------
 CONNECTICUT -- 4.3%
  1,000,000  AA+   Connecticut State Clean Water Fund, Sewer
                    Improvement Revenue, 5.750% due 12/1/13.......     1,000,000
  1,000,000  AA-   Connecticut State Special Tax Obligation,
                    Series A, 5.400% due 9/1/10...................       971,250
--------------------------------------------------------------------------------
                                                                       1,971,250
--------------------------------------------------------------------------------
 GEORGIA -- 2.4%
  1,000,000  AAA   Atlanta, GA Airport Facilities Revenue, 6.500%
                    due 1/1/06....................................     1,095,000
--------------------------------------------------------------------------------
 FLORIDA -- 8.7%
  1,200,000  AA    Florida State Board of Education, Series E,
                    5.700% due 6/1/14.............................     1,195,500
  2,000,000  Aa*   Orlando, FL Utilities Commission, Water and
                    Electricity Revenue, 5.000% due 10/1/14.......     1,815,000
  1,000,000  Aa*   St. Petersburg, FL Public Utilities Revenue,
                    Water and Sewer Revenue, 5.600% due 10/1/15...       977,500
--------------------------------------------------------------------------------
                                                                       3,988,000
--------------------------------------------------------------------------------
 ILLINOIS -- 2.1%
  1,000,000  AAA   Du Page County, IL Jail Revenue Refunding,
                    5.500% due 1/1/13.............................       967,500
--------------------------------------------------------------------------------
 INDIANA -- 4.1%
  1,200,000  AAA   Indiana State Office Commission, Health,
                    Hospital and Nursing Home Revenue, Series C,
                    AMBAC-Insured, 5.250% due 7/1/15..............     1,105,500
    750,000  AAA   Indianapolis, IN Airport, 6.000% due 7/1/06....       785,625
--------------------------------------------------------------------------------
                                                                       1,891,125
--------------------------------------------------------------------------------
 IOWA -- 5.9%
  1,650,000  Aaa*  Cedar Rapids, IA Revenue Bonds, Series A,
                    5.125%, due 6/1/13............................     1,563,375
  1,100,000  AA+   Des Moines, IA GO Bonds, Series A, 6.000% due
                    6/1/12........................................     1,123,375
--------------------------------------------------------------------------------
                                                                       2,686,750
--------------------------------------------------------------------------------
 MARYLAND -- 7.6%
  1,500,000  Aa*   Harford County, MD Public Improvement Revenue,
                    4.900% due 12/1/11............................     1,383,750
  1,000,000  AA    Maryland Water Quality Financing
                    Administration, Revolving Loan, Series A,
                    5.500% due 9/1/11(a)..........................       983,750
  1,200,000  Aa1*  Washington, MD Suburban Sanitation District, GO
                    Bonds Unlimited, 5.000% due 6/1/12............     1,113,000
--------------------------------------------------------------------------------
                                                                       3,480,500
--------------------------------------------------------------------------------
 MASSACHUSETTS -- 4.6%
  1,000,000  A+    Commonwealth of Massachusetts, Consolidated
                    Loan, 6.000% due 6/1/13.......................     1,016,250
  1,100,000  Aa*   Massachusetts State Water Pollution Abatement
                    Trust, 5.300% due 8/1/09(a)...................     1,075,250
--------------------------------------------------------------------------------
                                                                       2,091,500
--------------------------------------------------------------------------------
 MICHIGAN -- 5.2%
    750,000  AA    Michigan Municipal Bond Authority, Sewer
                    Revenue, Series A, 6.550% due 10/1/13.........       826,875
  1,700,000  AA-   Michigan State Public Power Agency, Revenue
                    Bonds, Series A, 5.250% due 1/1/18............     1,527,875
--------------------------------------------------------------------------------
                                                                       2,354,750
--------------------------------------------------------------------------------
 NEVADA -- 2.3%
  1,000,000  AAA   Clark County, NV School District, 6.000% due
                    6/15/05.......................................     1,056,250
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATING                    SECURITY                         VALUE
-------------------------------------------------------------------------------
 NEW JERSEY -- 5.0%
 $1,200,000  AAA   Camden County, NJ Municipal Utilities
                    Authority, Sewer Revenue, FGIC-Insured,
                    5.000% due 7/15/09...........................   $ 1,147,500
  1,200,000  AAA   New Jersey State Transportation Trust Fund,
                    Series A, MBIA-Insured, 5.000% due 12/15/11..     1,125,000
-------------------------------------------------------------------------------
                                                                      2,272,500
-------------------------------------------------------------------------------
 NEW YORK -- 8.7%
  2,000,000  Aa*   New York State Environmental Facilities Corp.,
                    Series D, 5.875% due 6/15/14.................     1,995,000
  1,000,000  A     New York State Local Government Assistance
                    Corp., Series A, 5.900% due 4/1/13...........     1,006,250
  1,000,000  AA    Onondaga County, NY GO Bonds, 5.850% due
                    5/1/14.......................................     1,010,000
-------------------------------------------------------------------------------
                                                                      4,011,250
-------------------------------------------------------------------------------
 TEXAS -- 11.7%
  1,500,000  Aa*   Harris County, TX Municipal Utilities District
                    Revenue, 5.250% due 3/1/10(a)................     1,445,625
  2,000,000  Aa*   Houston, TX Public Improvement Revenue
                    Refunding, 5.000% due 3/1/12.................     1,860,000
    500,000  AAA   San Antonio, TX Water Revenue, Series B, MBIA-
                    Insured, 6.500% due 5/15/10..................       536,250
  1,600,000  AAA   Texas State Water Development Board Revenue,
                    5.250% due 7/15/15...........................     1,490,000
-------------------------------------------------------------------------------
                                                                      5,331,875
-------------------------------------------------------------------------------
 VIRGINIA -- 2.1%
  1,000,000  Aa*   Newport News, VA GO Bonds, Water, Series E,
                    5.150% due 1/1/10(a).........................       961,250
-------------------------------------------------------------------------------
 WASHINGTON -- 6.5%
  1,000,000  AAA   Snohomish County, WA Public Utilities Revenue,
                    FGIC-Insured, 6.000% due 1/1/13..............     1,015,000
  1,000,000  Aa*   Tacoma, WA Water Revenue Refunding, 5.500% due
                    12/1/13......................................       967,500
  1,000,000  AA    Washington State, GO Bonds Unlimited, Series
                    B, 5.750% due 5/1/13.........................     1,001,250
-------------------------------------------------------------------------------
                                                                      2,983,750
-------------------------------------------------------------------------------
 WISCONSIN -- 4.9%
  1,000,000  AA    Green Bay, WI GO Bonds, Series B, 5.900% due
                    4/1/10.......................................     1,018,750
  1,300,000  AA    Wisconsin State GO Bonds, Series A, 5.000% due
                    5/1/11.......................................     1,209,000
-------------------------------------------------------------------------------
                                                                      2,227,750
-------------------------------------------------------------------------------
                   TOTAL MUNICIPAL BONDS AND NOTES (Cost --
                     $42,277,848)................................    41,416,750
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATING                     SECURITY                       VALUE
------------------------------------------------------------------------------
 SHORT-TERM MUNICIPAL BONDS AND NOTES(B) -- 9.4%
 ARIZONA -- 3.3%
 $1,500,000 P-1*    Maricopa, AZ PCR, Series 1994 D, 3.750% due
                     5/1/29......................................  $ 1,500,000
------------------------------------------------------------------------------
 NEW YORK -- 0.2%
    100,000 VMIG 1* New York City, NY GO Bonds Unlimited, Series
                     E4, 3.700% due 8/1/21.......................      100,000
------------------------------------------------------------------------------
 PUERTO RICO -- 5.9%
  2,700,000 VMIG 1* Puerto Rico Government Development Bank,
                     3.100% due 12/1/15..........................    2,700,000
------------------------------------------------------------------------------
                    TOTAL SHORT-TERM MUNICIPAL BONDS AND NOTES
                    (Cost -- $4,300,000).........................    4,300,000
------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100% (Cost --
                     $46,577,848**)..............................  $45,716,750
------------------------------------------------------------------------------

(a) Security segregated by Custodian for open purchase commitment.
(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
 ** Aggregate cost for Federal income tax purposes is substantially the same.

                           [PIE CHART APPEARS HERE]

                         CLASSIFICATION OF INVESTMENTS

                                  Texas 11.7%

                                 Michigan 5.2%

                                 New York 8.9%

                                 Florida 8.7%

                                 Maryland 7.6%

                                New Jersey 5.0%

                                Wisconsin 4.9%

                                Washington 6.5%

                                   Iowa 5.9%

                       Other States & Puerto Rico 35.6%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 BOND RATINGS

All ratings are by Standard & Poor's Corporation ("Standard & Poor's"), except that those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moodys"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's--Rating from "AA" to "BB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.
AA --Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A --Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Moody's--Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa--Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa --Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A --Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
NR --Indicates that the bond is not rated by Standard & Poor's or Moody's.


 SHORT-TERM SECURITY RATINGS

VMIG 1 --Moody's highest rating for issues having demand feature -- variable-rate demand obligation (VRDO).

P-1    --Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


 SECURITY DESCRIPTIONS

AMBAC  --American Municipal Bond Assurance Corporation
FGIC   --Financial Guaranty Insurance Corporation
GO     --General Obligation
MBIA   --Municipal Bond Investors Assurance Corporation
PCR    --Pollution Control Revenue

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                          MORTGAGE BACKED INVESTMENTS

    FACE
   AMOUNT                        SECURITY                        VALUE
------------------------------------------------------------------------------

 MORTGAGE-BACKED SECURITIES -- 91.4%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 30.8%
 $ 3,264,718 FNMA, 5.500% due 11/1/08.......................  $  2,994,334
   4,854,490 FNMA, 6.000% due 9/1/08 - 9/1/09...............     4,419,092
   6,540,803 FNMA, 6.500% due 3/1/09 - 8/1/23...............     6,139,785
   3,937,598 FNMA, 7.000% due 1/1/24........................     3,749,303
   7,334,455 FNMA, 7.500% due 12/1/06 - 6/1/23..............     7,183,230
   5,221,923 FNMA, 8.000% due 9/1/02 - 12/1/22..............     5,227,425
   1,812,361 FNMA, 8.500% due 6/1/06 - 8/1/17...............     1,847,175
   3,545,999 FNMA, 9.000% due 9/1/97 - 3/1/18...............     3,681,364
     884,873 FNMA, 9.500% due 4/1/01 - 11/1/21..............       938,337
     109,731 FNMA, 10.000% due 1/1/21.......................       118,750
     360,556 FNMA, 10.750% due 10/1/12......................       397,514
     178,871 FNMA, 12.500% due 6/1/15.......................       203,130
------------------------------------------------------------------------------
                                                                36,899,439
------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 40.8%
   2,015,596 FHLMC, 5.500% due 10/1/97 - 7/1/98.............     1,932,455
   1,683,518 FHLMC, 6.500% due 7/1/23.......................     1,559,359
  20,329,997 FHLMC, 7.000% due 11/15/19 - 5/1/26............    19,386,208
   3,929,484 FHLMC, 7.500% due 12/1/12 - 8/1/23.............     3,844,725
  11,284,771 FHLMC, 8.000% due 5/1/06 - 2/1/22..............    11,314,656
   6,265,533 FHLMC, 8.500% due 12/1/06 - 2/1/18.............     6,386,897
   1,494,299 FHLMC, 9.000% due 12/1/04 - 7/1/11.............     1,546,798
   1,364,930 FHLMC, 9.500% due 10/1/08 - 8/1/16.............     1,451,085
     468,161 FHLMC, 10.000% due 4/1/09 - 10/1/09............       504,149
     254,099 FHLMC, 10.250% due 11/3/03 - 2/1/10............       275,299
     555,684 FHLMC, 11.000% due 4/1/00 - 10/1/00............       585,030
     107,172 FHLMC, 11.500% due 10/1/15.....................       119,965
------------------------------------------------------------------------------
                                                                48,906,626
------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 19.8%
   8,664,265 GNMA I, 7.000% due 4/15/23 - 3/15/26...........     8,225,629
   1,007,766 GNMA I, 8.000% due 1/15/14 - 9/15/22...........     1,008,703
     370,160 GNMA I, 8.500% due 5/15/17.....................       378,256
     371,362 GNMA I, 9.000% due 10/15/16....................       387,609
     761,739 GNMA I, 9.500% due 12/15/16 - 8/15/17..........       812,441
     246,974 GNMA I, 11.000% due 7/15/10 - 9/15/10..........       275,915
   8,605,283 GNMA II, 6.500% due 12/20/23 - 5/20/24.........     7,876,502
   1,201,141 GNMA II, 7.000% due 11/20/16...................     1,134,322
   2,075,247 GNMA II, 8.500% due 6/20/16 - 1/20/17..........     2,105,070
   1,421,114 GNMA II, 9.000% due 4/20/17 - 11/20/21.........     1,472,630
------------------------------------------------------------------------------
                                                                23,677,077
------------------------------------------------------------------------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost --
              $112,792,803).................................   109,483,142
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                          MORTGAGE BACKED INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 8.6%
 $10,328,000 Chase Manhattan Bank, 5.188% due 9/3/96;
             Proceeds at maturity -- $10,333,954;
             (Fully collateralized by U.S. Treasury Bill due
             10/17/96;
             Market value -- $10,538,887) (Cost --
              $10,328,000)...................................  $ 10,328,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $123,120,803**)...............................  $119,811,142
-------------------------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is substantially the same.

                           [PIE CHART APPEARS HERE]

                         CLASSIFICATION OF INVESTMENTS

                           Repurchase Agreement 8.6%

                                  GNMA 19.8%

                                  FNMA 30.8%

                                  FHLMC 40.8%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                              BALANCED INVESTMENTS


   SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------
 COMMON STOCKS -- 69.3%
 AEROSPACE -- 1.7%
     16,600 Raytheon Co............................................  $   854,900
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 7.9%
     17,300 Foster Wheeler Corp....................................      746,062
      1,340 Imation Corp.+.........................................       31,658
     10,200 International Business Machines Corp. .................    1,166,625
     14,400 Minnesota Mining & Manufacturing Co....................      990,000
     26,400 Parker Hannifin Corp...................................    1,029,600
--------------------------------------------------------------------------------
                                                                       3,963,945
--------------------------------------------------------------------------------
 CHEMICAL -- 4.8%
     22,000 ConAgra Inc............................................      926,750
     55,000 Hanson PLC, Sponsored ADR..............................      694,375
     14,300 Kerr McGee Corp. ......................................      820,463
--------------------------------------------------------------------------------
                                                                       2,441,588
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 1.7%
     29,000 Masco Corp.............................................      844,625
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 9.9%
     40,600 American Greetings Corp., Class A Shares...............    1,045,450
     11,700 Eastman Kodak Co.......................................      848,250
     14,400 Kimberly Clark Corp. ..................................    1,128,600
     11,900 Philip Morris Cos., Inc. ..............................    1,068,021
     17,400 Whirlpool Corp.........................................      852,600
--------------------------------------------------------------------------------
                                                                       4,942,921
--------------------------------------------------------------------------------
 CONTAINERS -- 1.8%
     19,500 Crown Cork and Seal Inc. ..............................      911,625
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 8.0%
     14,717 CoreStates Financial Corp..............................      608,916
     17,899 Fleet Financial Group Inc. ............................      747,317
     26,900 H.F. Ahmanson & Co.....................................      679,225
     28,700 H&R Block Inc. ........................................      717,500
     19,400 Providian Corp.........................................      802,675
     11,300 Summit Bancorp.........................................      437,875
--------------------------------------------------------------------------------
                                                                       3,993,508
--------------------------------------------------------------------------------
 HEALTHCARE -- 3.9%
     13,900 Ciba Geigy AG, Sponsored ADR...........................      879,175
     25,660 Pharmacia & Upjohn Inc.................................    1,077,720
--------------------------------------------------------------------------------
                                                                       1,956,895
--------------------------------------------------------------------------------
 INSURANCE -- 1.4%
     13,600 Aon Corp...............................................      686,800
--------------------------------------------------------------------------------
 OIL & GAS -- 7.4%
     14,800 Elf Aquitaine, Sponsored ADR...........................      540,200
      6,000 Mobil Corp.............................................      676,500
     21,200 Repsol S.A., Sponsored ADR.............................      691,650
      2,200 Royal Dutch Petroleum Co...............................      328,625
      7,750 Shell Transportation and Trading Co. ADR...............      678,125
     37,000 USX Marathon Group.....................................      772,375
--------------------------------------------------------------------------------
                                                                       3,687,475
--------------------------------------------------------------------------------
 PAPER PRODUCTS -- 1.8%
     22,200 International Paper Co.................................      888,000
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                              BALANCED INVESTMENTS


   SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------
 PUBLISHING -- 1.2%
      8,700 Gannett Co., Inc.......................................  $   582,900
--------------------------------------------------------------------------------
 RECREATION -- 1.9%
     44,500 Brunswick Corp.........................................      940,063
--------------------------------------------------------------------------------
 RETAIL -- 4.3%
     31,100 American Stores Co.....................................    1,278,988
     19,400 May Department Stores Co. .............................      882,700
--------------------------------------------------------------------------------
                                                                       2,161,688
--------------------------------------------------------------------------------
 TECHNOLOGY -- 2.4%
     22,500 Xerox Corp. ...........................................    1,234,688
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 0.8%
      5,000 British Telecom PLC, Sponsored ADR.....................      293,125
      5,000 Tele Danmark A/S ADR...................................      123,750
--------------------------------------------------------------------------------
                                                                         416,875
--------------------------------------------------------------------------------
 TELEPHONE -- 1.4%
     15,000 SBC Communications, Inc. ..............................      699,375
--------------------------------------------------------------------------------
 TRANSPORTATION -- 5.0%
      9,000 Burlington Northern Santa Fe...........................      720,000
     26,000 Ryder Systems Inc......................................      737,750
     14,700 Union Pacific Corp.....................................    1,071,263
--------------------------------------------------------------------------------
                                                                       2,529,013
--------------------------------------------------------------------------------
 UTILITIES -- 0.5%
     10,000 MCI Communications.....................................      251,250
--------------------------------------------------------------------------------
 VISION CARE AND INSTRUMENTS -- 1.5%
     22,300 Bausch & Lomb Inc. ....................................      738,688
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (Cost -- $31,050,489)..............   34,726,822
--------------------------------------------------------------------------------
    FACE
   AMOUNT                           SECURITY                            VALUE
--------------------------------------------------------------------------------
 U.S. TREASURY NOTES -- 13.8%
            U.S. Treasury Notes:
 $  700,000 7.125% due 10/15/98....................................      710,920
    900,000 6.375% due 1/15/99.....................................      899,604
    600,000 7.000% due 4/15/99.....................................      607,626
    600,000 6.375% due 7/15/99.....................................      598,308
  1,650,000 6.375% due 1/15/00.....................................    1,639,754
  2,600,000 5.750% due 8/15/03.....................................    2,443,766
--------------------------------------------------------------------------------
            TOTAL U.S. TREASURY NOTES (Cost -- $7,176,033).........    6,899,978
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                              BALANCED INVESTMENTS

    FACE
   AMOUNT                          SECURITY                           VALUE
------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.6%
 $  250,000 Federal Home Loan Banks, Consolidation Bonds,
            6.700% due 4/28/98...................................  $   251,088
    247,696 Federal Home Loan Mortgage Corp.:
            Group #E6-0341, 7.500% due 4/1/10....................      247,387
            Multi-Class Mortgage PC:
    300,000 7.000% due 8/15/06...................................      295,275
    350,000 7.500% due 7/15/22...................................      347,452
            Government National Mortgage Association:
    369,618 9.000% due 7/20/16...................................      383,017
    222,828 9.000% due 3/15/20...................................      232,576
    345,870 9.000% due 3/20/20...................................      361,002
    247,428 9.000% due 5/15/20...................................      258,253
    704,748 9.000% due 6/15/20...................................      735,580
    162,394 9.000% due 6/15/21...................................      169,498
    519,855 9.000% due 6/15/21...................................      542,599
    140,934 9.000% due 6/15/21...................................      147,100
    284,843 8.500% due 12/15/21..................................      291,073
    510,892 9.000% due 4/15/22...................................      533,243
------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost --
             $4,862,043).........................................    4,795,143
------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES -- 5.8%
    100,000 Dean Witter Discover & Co., Note,
            6.000% due 3/1/98....................................       99,250
            Ford Motor Credit Co., Notes:
    150,000 5.625% due 12/15/98..................................      146,812
    200,000 7.250% due 5/15/99...................................      202,000
    400,000 5.750% due 1/25/01...................................      379,000
    400,000 Household Finance Co.,
            6.450% due 3/15/01...................................      391,000
    600,000 NationsBank Corp., Sr. Note,
            5.375% due 4/15/00...................................      569,250
    100,000 Norwest Corp., Bond,
            5.750% due 3/15/98...................................       98,875
    200,000 Ontario Province, CDA,
            5.700% due 10/1/97...................................      199,000
    100,000 Philip Morris Cos., Inc., Note,
            7.375% due 2/15/99...................................      100,875
    200,000 Salomon Brothers, Series C, Medium Term Note,
            6.750% due 2/15/00...................................      196,750
    400,000 Texas Instruments,
            6.875% due 7/15/00...................................      398,500
    100,000 Wal-Mart Stores Inc., Sr. Note,
            5.500% due 3/1/98....................................       98,500
------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS AND NOTES (Cost --
             $2,948,020).........................................    2,879,812
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                              BALANCED INVESTMENTS

   FACE
  AMOUNT                          SECURITY                            VALUE
------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.5%
          Chase Manhattan Bank, 5.188% due 9/3/96; Proceeds at
 $776,000 maturity -- $776,447;
          (Fully collateralized by U.S. Treasury Bill due
          10/17/96;
          Market value -- $791,845) (Cost -- $776,000)...........  $   776,000
------------------------------------------------------------------------------
          TOTAL INVESTMENTS -- 100% (Cost --  $46,812,585**).....  $50,077,755
------------------------------------------------------------------------------

+ Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                           [PIE CHART APPEARS HERE]


                         CLASSIFICATION OF INVESTMENTS

                    U.S. Government Agency Obligations 9.6%

                           U.S. Treasury Notes 13.8%

                           Repurchase Agreement 1.5%

                           Other Common Stocks 36.1%

                         Corporate Bonds & Notes 5.8%

                            Consumer Products 9.9%

                              Capital Goods 7.9%

                                Oil & Gas 7.4%

                            Financial Services 8.0%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
 COMMON STOCKS -- 98.9%
 BASIC INDUSTRIES -- 7.4%
  57,700 Air Products & Chemicals, Inc. ........................  $    3,159,075
  16,100 AK Steel Holding Corp. ................................         599,725
  35,000 Albemarle Corp. .......................................         564,375
 176,570 Aluminum Co. of America................................      10,969,411
 156,100 Canadian Pacific Ltd. .................................       3,512,250
  53,700 Case Corp. ............................................       2,443,350
  73,200 Caterpillar Inc. ......................................       5,041,650
  56,400 Cyprus Amax Minerals Co. ..............................       1,198,500
 111,500 Dow Chemical Co. ......................................       8,892,125
 169,400 E.I. du Pont de Nemours & Co. .........................      13,911,975
  56,900 Georgia Pacific Corp. .................................       4,231,937
 124,200 Great Lakes Chemical Corp. ............................       7,141,500
 146,653 Mark IV Industries, Inc. ..............................       3,153,040
 110,000 Pharmacia & Upjohn, Inc. ..............................       4,620,000
  60,800 Phelps Dodge Corp. ....................................       3,678,400
  70,700 Reynolds Metals Co. ...................................       3,782,450
  57,900 Rohm & Haas Co. .......................................       3,618,750
  15,700 Service Corp. International............................         885,087
 196,500 Terra Industries, Inc. ................................       2,603,625
 122,300 Union Carbide Corp. ...................................       5,289,475
 100,000 USX-U.S. Steel Group, Inc. ............................       2,750,000
  56,500 Weyerhaeuser Co. ......................................       2,521,313
 134,700 Witco Corp. ...........................................       4,074,675
 199,500 W.R. Grace & Co. ......................................      13,092,188
--------------------------------------------------------------------------------
                                                                     111,734,876
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 8.3%
  41,500 Armstrong World Industries, Inc. ......................       2,567,812
  29,400 Avnet, Inc. ...........................................       1,374,450
 212,100 Boeing Co. ............................................      19,195,050
 231,600 Cooper Industries, Inc. ...............................       9,379,800
  37,600 Crane Co. .............................................       1,504,000
  99,100 Dana Corp. ............................................       2,973,000
 180,500 Deere & Co. ...........................................       7,174,874
  65,900 Eaton Corp. ...........................................       3,649,213
  66,700 Echlin, Inc............................................       2,034,350
  38,000 General Dynamics Corp. ................................       2,436,750
 107,800 Ingersoll Rand Co. ....................................       4,608,450
  37,300 Johnson Controls, Inc. ................................       2,629,650
 101,703 Lockheed Corp. ........................................       8,555,765
 135,600 McDonnell Douglas Corp. ...............................       6,796,950
  62,900 Northrop Grumman Corp. ................................       4,513,075
  29,300 PACCAR, Inc. ..........................................       1,325,825
  79,500 Parker Hannifin Corp. .................................       3,100,500
 131,700 Raytheon Co. ..........................................       6,782,550
  69,300 Rockwell International Corp. ..........................       3,603,600
  80,400 Sundstrand Corp. ......................................       3,004,950
  62,500 Textron, Inc. .........................................       5,335,938
  45,100 TRW, Inc. .............................................       4,171,750
 124,200 United Technologies Corp. .............................      14,003,550
  38,600 Vulcan Materials Co. ..................................       2,233,975
  44,000 Warner-Lambert Co. ....................................       2,618,000
--------------------------------------------------------------------------------
                                                                     125,573,827
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 3.5%
 265,994 Chrysler Corp. ........................................  $    7,747,075
  44,300 Cummins Engine, Inc. ..................................       1,666,788
 462,800 Ford Motor Co. ........................................      15,503,800
 259,300 General Motors Corp. ..................................      12,900,175
  31,100 General Motors Corp., Class H Shares...................       1,737,712
 131,800 Goodyear Tire & Rubber Co. ............................       6,013,375
 166,600 Masco Corp. ...........................................       4,852,225
  74,300 Owens-Illinois, Inc.+..................................       1,142,363
  17,100 Snap On, Inc. .........................................         780,187
  23,900 Whirlpool Corp. .......................................       1,171,100
--------------------------------------------------------------------------------
                                                                      53,514,800
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 5.0%
  56,900 American Brands, Inc. .................................       2,311,563
 107,800 American Greetings Corp., Class A Shares...............       2,775,850
 227,100 American Stores Co. New................................       9,339,487
 732,792 Archer Daniels Midland Co. ............................      13,007,074
  74,100 Black & Decker Corp. ..................................       2,926,950
  48,300 Bob Evans Farms, Inc. .................................         706,388
  48,400 Briggs & Stratton Corp. ...............................       2,105,400
 136,400 Brunswick Corp. .......................................       2,881,450
  36,700 Eastman Kodak Co. .....................................       2,660,750
  12,900 Fruit of the Loom, Inc., Class A Shares+...............         357,974
  94,400 Genuine Parts Co. .....................................       4,047,400
  57,500 Hasbro, Inc. ..........................................       2,113,125
  41,900 Hershey Foods Corp. ...................................       3,650,538
 157,800 IBP, Inc. .............................................       3,688,574
  56,400 Liz Claiborne, Inc. ...................................       1,959,900
 463,080 RJR Nabisco Holdings Corp. ............................      12,213,735
 128,300 UST Inc. ..............................................       3,849,000
  82,600 Union Planters Corp. ..................................       2,715,475
  43,500 Universal Foods Corp. .................................       1,245,188
  62,200 Wendys International, Inc. ............................       1,259,550
--------------------------------------------------------------------------------
                                                                      75,815,371
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 1.5%
 109,100 Beverly Enterprises, Inc.+.............................       1,118,275
 152,400 Dun & Bradstreet Corp. ................................       8,782,050
  74,800 Host Marriott Corp. ...................................       1,028,500
   9,920 Host Marriott Services Co.+............................          69,440
  11,300 National Services Industries, Inc. ....................         429,400
  42,600 R.R. Donnelley & Sons, Co. ............................       1,389,825
  96,800 Spelling Entertainment Group, Inc.+....................         677,600
 127,000 U.S. West Media Communications.........................       3,746,500
  63,500 U.S. West Media Group..................................       1,150,938
 149,200 Viacom Inc.+...........................................       4,669,050
--------------------------------------------------------------------------------
                                                                      23,061,578
--------------------------------------------------------------------------------
 DIVERSIFIED -- 1.0%
  25,750 AFLAC, Inc. ...........................................         885,156
  84,700 Allied Signal Inc. ....................................       5,230,225
  30,000 General Electric Co. ..................................       2,493,750
  41,900 Honeywell, Inc. .......................................       2,435,438
  45,900 ITT Corp.+.............................................       2,444,175
  15,000 Minnesota Mining & Manufacturing Co. ..................       1,031,250
--------------------------------------------------------------------------------
                                                                      14,519,994
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
 ENERGY -- 13.0%
  29,700 Amerada Hess Corp. ....................................  $    1,510,988
 273,000 Amoco Corp. ...........................................      18,837,000
  19,700 Ashland Oil, Inc. .....................................         731,363
 129,400 Atlantic Richfield Co. ................................      15,107,450
  83,800 Cabot Corp. ...........................................       2,304,500
 328,300 Chevron Corp. .........................................      19,328,663
  57,600 DTE Energy Co. ........................................       1,641,600
 534,100 Exxon Corp. ...........................................      43,462,388
  18,000 Georgia Gulf Corp. ....................................         567,000
  77,700 Halliburton Co. .......................................       4,088,962
  45,500 Kerr McGee Corp. ......................................       2,610,562
  52,066 MCN Corp. .............................................       1,392,766
 207,100 Mobil Corp. ...........................................      23,350,525
  13,900 Murphy Oil Corp. ......................................         608,125
  75,000 Noble Drilling Corp.+..................................       1,068,750
  91,800 Occidental Petroleum Corp. ............................       2,134,350
 179,200 Panenergy Corp. .......................................       5,936,000
 364,100 Peco Energy Co. .......................................       8,556,350
   7,300 Pennzoil Co. ..........................................         389,637
  55,800 Schlumberger Ltd. .....................................       4,708,125
  62,350 Sonat, Inc. ...........................................       2,751,194
  19,300 Sun, Inc. .............................................         455,962
  82,000 Texaco, Inc. ..........................................       7,277,500
  58,000 Tosco Corp. ...........................................       2,784,000
 345,700 TransCanada Pipeline Ltd. .............................       5,574,413
 574,700 USX-Marathon Group.....................................      11,996,862
  75,000 Valero Energy Corp. ...................................       1,584,375
  89,800 Williams Companies, Inc. ..............................       4,478,774
--------------------------------------------------------------------------------
                                                                     195,238,184
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 17.0%
 147,000 American Express Co. ..................................       6,431,250
  94,000 American General Corp. ................................       3,431,000
  52,500 AmSouth Bancorp........................................       2,067,187
 174,900 Banc One Corp. ........................................       6,711,787
  84,800 Banc Ponce Corp. ......................................       2,204,800
 145,600 BankAmerica Corp. .....................................      11,284,000
 116,380 Bank of Boston Corp. ..................................       6,139,045
 152,000 Bank of New York, Inc. ................................       4,237,000
  27,300 Bankers Trust New York Corp. ..........................       2,122,574
  44,500 Barnett Banks, Inc. ...................................       2,920,313
 158,659 Bear Stearns Cos., Inc. ...............................       3,708,654
  32,700 Beneficial Corp. ......................................       1,843,463
  61,700 Boatmen's Bancshares, Inc. ............................       3,285,525
  46,200 Central Fidelity Banks, Inc. ..........................       1,085,700
 195,604 Chase Manhattan Bank...................................      14,548,048
 187,700 Citicorp, Inc. ........................................      15,626,025
  43,400 Coamerica, Inc. .......................................       2,115,750
  31,700 Comdisco, Inc. ........................................         824,200
  68,100 Compass Bancshares, Inc. ..............................       2,289,863
  53,042 Corestates Financial Corp. ............................       2,194,613
  75,900 Countrywide Credit Industries, Inc. ...................       1,831,088
  23,300 Crestar Financial Corp. ...............................       1,354,313
 121,000 Dean Witter, Discover & Co. ...........................       6,050,000
   9,500 Federal Home Loan Mortgage Corp. ......................         839,563
  58,300 Firstar Corp. .........................................       2,754,675

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 17.0% (CONTINUED)
  37,000 First Bank System, Inc. ...............................  $    2,377,250
 202,695 First Chicago Corp. ...................................       8,639,874
  92,300 First Commerce Corp. ..................................       3,299,725
  22,100 First of America Bank Corp. ...........................       1,044,225
  97,200 First SEC Corp. .......................................       2,648,700
  91,600 First Tennessee National Corp. ........................       3,125,850
 147,230 First Union Corp. .....................................       9,404,316
  16,500 First Virginia Banks, Inc. ............................         684,750
 294,926 Fleet Financial Group, Inc. ...........................      12,313,161
  32,700 Golden West Financial Corp. ...........................       1,814,850
  25,100 Great Western Financial Corp. .........................         621,225
  28,000 Household International................................       2,219,000
  79,893 Huntington Bancshares, Inc. ...........................       1,807,579
  56,300 J.P. Morgan & Co., Inc. ...............................       4,933,288
  95,000 Kansas City Southern Industries, Inc. .................       3,847,500
  80,200 KeyCorp................................................       3,218,025
  62,100 Lehman Brothers Holdings...............................       1,311,863
  40,300 Marshall & Ilsley Corp. ...............................       1,108,250
  79,000 Mellon Bank Corp. .....................................       4,374,625
  33,300 Mercantile Bancorp., Inc. .............................       1,627,536
 139,200 Merrill Lynch & Co., Inc. .............................       8,526,000
  99,200 Morgan Stanley Group, Inc. ............................       4,736,800
 139,900 National City Corp. ...................................       5,263,738
 122,700 NationsBank Corp. .....................................      10,444,836
  22,800 New Plan Realty Trust..................................         490,200
 160,700 Norwest Corp. .........................................       6,046,338
  45,396 Old Kent Financial Corp. ..............................       1,832,864
  35,001 Old National Bancorp. .................................       1,286,287
 132,600 PaineWebber Group, Inc. ...............................       2,734,874
 100,000 PNC Bank Corp. ........................................       3,125,000
  24,300 Regions Financial Corp. ...............................       1,111,725
  22,700 Republic New York Corp. ...............................       1,501,038
  67,500 Salomon, Inc. .........................................       3,037,500
 164,200 Signet Banking Corp. ..................................       3,961,324
  89,400 South Trust Corp. .....................................       2,637,300
  64,100 Standard Federal Bankcorp. ............................       2,684,188
  15,900 Star Banc Corp. .......................................       1,252,125
  68,100 SunTrust Banks, Inc. ..................................       2,613,338
  85,200 U.S.T. Bancorp. .......................................       3,258,900
  26,000 Wachovia Corp. ........................................       1,189,500
  36,780 Washington Federal Savings, Inc. ......................         813,757
  87,100 Washington Mutual, Inc. ...............................       3,157,375
  21,133 Wells Fargo & Co. .....................................       5,256,834
--------------------------------------------------------------------------------
                                                                     255,283,869
--------------------------------------------------------------------------------
 HEALTHCARE -- 4.9%
 227,600 Aetna Inc. ............................................      15,050,050
 142,200 American Home Products Corp. ..........................       8,425,350
  81,400 Baxter International, Inc. ............................       3,632,475
 103,800 Becton Dickinson & Co. ................................       4,242,825
 220,940 Bristol-Myers Squibb Co. ..............................      19,387,485
  57,092 Eli Lilly & Co. .......................................       3,268,517
 145,900 Mallinckrodt Group, Inc. ..............................       5,908,950
  90,100 McKesson Corp. ........................................       3,840,512
  89,200 Meditrust..............................................       3,055,100
 144,600 Tenet Healthcare Corp.+................................       3,036,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
 HEALTHCARE -- 4.9% (CONTINUED)
  38,400 United Healthcare Corp. +..............................  $    1,483,200
  70,370 Vencor, Inc.+..........................................       2,207,859
--------------------------------------------------------------------------------
                                                                      73,538,923
--------------------------------------------------------------------------------
 INSURANCE -- 5.6%
   5,518 Alleghany Corp. .......................................       1,114,636
 172,205 Allstate Corp. ........................................       7,684,648
  28,450 Aon Corp. .............................................       1,436,725
 113,900 Chubb Corp. ...........................................       5,054,313
  62,100 CIGNA Corp. ...........................................       7,211,363
  55,608 Cincinnati Financial Corp. ............................       3,016,733
  87,800 Conseco, Inc. .........................................       3,687,600
  33,600 General Resources Corp. ...............................       4,867,800
   3,870 Highlands Insurance Group+.............................          73,530
 148,400 ITT Hartford Group.....................................       7,828,100
  27,900 ITT Industries, Inc. ..................................         638,213
  33,050 Jefferson Pilot Corp. .................................       1,697,944
  37,100 Leucadia National Corp.+...............................         844,025
  75,100 Lincoln National Corp. ................................       3,323,175
  54,300 Loews Corp. ...........................................       4,058,925
  46,400 MBIA, Inc. ............................................       3,781,600
  47,100 Mercury General Corp. .................................       2,119,500
 110,100 Old Republic International Corp. ......................       2,449,725
  99,350 Providian Corp. .......................................       4,110,606
 113,000 SAFECO Corp. ..........................................       3,743,125
 184,400 St. Paul Cos., Inc. ...................................       9,542,700
  38,200 Transamerica Corp. ....................................       2,602,375
  38,700 UNUM Corp. ............................................       2,457,450
  21,200 U.S. Life Corp. .......................................         620,100
--------------------------------------------------------------------------------
                                                                      83,964,911
--------------------------------------------------------------------------------
 MISCELLANEOUS -- 0.2%
 183,800 Health & Retirement Properties Trust...................       3,239,475
  18,700 Kimco Realty Corp. ....................................         542,300
--------------------------------------------------------------------------------
                                                                       3,781,775
--------------------------------------------------------------------------------
 PAPER AND PAPER PRODUCTS -- 2.2%
  54,200 Bowater, Inc. .........................................       1,951,200
  33,400 Consolidated Papers, Inc. .............................       1,720,100
   3,750 Crown Vantage, Inc. +..................................          38,438
  38,500 International Paper Co. ...............................       1,540,000
 348,900 James River Corp. .....................................       9,071,400
  30,186 Kimberly Clark Corp. ..................................       2,365,828
 117,333 Mead Corp. ............................................       6,717,314
  51,700 Temple Inland, Inc. ...................................       2,552,687
   9,700 Union Camp Corp. ......................................         470,450
  12,500 Union Pacific Corp. ...................................         910,938
  46,850 Westvaco Corp. ........................................       1,341,081
  61,300 Willamette Industries, Inc. ...........................       3,785,275
--------------------------------------------------------------------------------
                                                                      32,464,711
--------------------------------------------------------------------------------
 POLLUTION CONTROL -- 1.0%
 163,000 Browning Ferris Industries, Inc. ......................       4,156,500
 379,300 WMX Technologies, Inc. ................................      11,995,363
--------------------------------------------------------------------------------
                                                                      16,151,863
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                         SECURITY                             VALUE
-------------------------------------------------------------------------------
 PUBLISHING -- 0.4%
  14,600 Central Newspapers Inc. ..............................  $      532,900
  98,400 Knight Ridder, Inc. ..................................       3,321,000
  64,828 Times Mirror Co., Class A Shares......................       2,811,915
-------------------------------------------------------------------------------
                                                                      6,665,815
-------------------------------------------------------------------------------
 RETAIL -- 3.4%
   8,400 Circuit City Stores, Inc. +...........................         264,600
 186,900 Dayton Hudson Corp. ..................................       6,448,050
 101,900 Dillard Dept Stores, Inc., Class A Shares.............       3,464,600
 166,800 Federated Department Stores+..........................       5,775,450
  23,600 Great Atlantic & Pacific..............................         631,300
  14,400 Giant Food, Inc., Class A Shares......................         484,200
  55,600 Heilig Meyers Co. ....................................         986,900
  99,700 J.C. Penney, Inc. ....................................       5,271,638
  39,300 KMart Corp.+..........................................         393,000
 181,364 Limited, Inc. ........................................       3,355,234
  16,300 Nordstrom, Inc. ......................................         635,700
 198,700 Price/Costco, Inc. +..................................       3,949,163
  49,100 Reebok International, Ltd. ...........................       1,767,600
 225,700 Sears, Roebuck & Co. .................................       9,930,800
  28,900 Spiegel, Inc., Class A Shares, Non-Voting Shares+.....         241,585
  60,600 Supervalu, Inc. ......................................       1,704,375
  45,000 Tandy Corp. ..........................................       1,985,625
  62,600 VF Corp. .............................................       3,677,750
-------------------------------------------------------------------------------
                                                                     50,967,570
-------------------------------------------------------------------------------
 TECHNOLOGY -- 5.2%
  31,200 Advanced Micro Devices, Inc.+.........................         397,800
  27,500 Arrow Electronics, Inc. +.............................       1,254,688
  25,000 Cirrus Logic, Inc.+...................................         387,500
 105,100 Compaq Computer+......................................       5,951,288
  47,800 Frontier Corp. .......................................       1,410,100
  30,000 General Signal Corp. .................................       1,203,750
   1,500 Imation Corp. +.......................................          35,438
 266,500 International Business Machines Corp. ................      30,480,937
  37,100 Litton Industries, Inc.+..............................       1,729,788
  87,200 National Semiconductor Corp. +........................       1,602,300
 124,800 Pacific Telesis.......................................       4,040,400
 109,100 Pitney Bowes, Inc. ...................................       5,264,074
  95,000 Read Rite Corp. +.....................................       1,258,750
 103,800 Seagate Technology Inc. +.............................       4,982,400
  91,600 Storage Technology Corp. +............................       3,469,350
  58,300 Tektronix, Inc. ......................................       2,259,125
  98,600 Unisys Corp.+.........................................         579,275
  26,800 Western Digital Corp. +...............................         941,350
 192,600 Xerox Corp. ..........................................      10,568,925
-------------------------------------------------------------------------------
                                                                     77,817,238
-------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 8.4%
  41,666 360 Communications Co. +..............................         994,776
 144,100 Ameritech Corp. ......................................       7,439,163
 466,500 AT&T Corp. ...........................................      24,491,250
 167,600 Bell Atlantic Corp. ..................................       9,427,500
 276,400 Bell South Corp. .....................................      10,019,500
 565,700 GTE Corp. ............................................      22,274,438
 255,000 MCI Communications Corp. .............................       6,406,875
 552,000 NYNEX Corp. ..........................................      23,805,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 8.4% (CONTINUED)
 250,000 SBC Communications, Inc. ..............................  $   11,656,250
 250,300 Sprint Corp. ..........................................      10,168,436
--------------------------------------------------------------------------------
                                                                     126,683,188
--------------------------------------------------------------------------------
 TRANSPORTATION -- 2.0%
  37,100 Caliber Systems, Inc. .................................         644,613
  77,800 Conrail, Inc. .........................................       5,300,125
  28,200 Consolidated Freightways, Inc. ........................         648,600
 112,400 CSX Corp. .............................................       5,690,250
  48,900 Delta Air Lines, Inc. .................................       3,465,787
  60,000 Federal Express Corp. .................................       4,492,500
  38,800 Norfolk Southern Corp. ................................       3,234,950
   9,250 Roadway Express, Inc. .................................         146,843
  41,200 Southwest Airlines Co. ................................         942,450
  36,000 UAL Corp. .............................................       1,728,000
  89,700 XTRA Corp. ............................................       3,890,738
--------------------------------------------------------------------------------
                                                                      30,184,856
--------------------------------------------------------------------------------
 UTILITIES -- 8.9%
  23,900 Allegheny Power System, Inc. ..........................         708,038
  63,000 Alltel Corp. ..........................................       1,779,750
  62,200 American Electric Power, Inc. .........................       2,581,300
  11,200 Atlantic Energy, Inc. .................................         198,800
 108,600 Baltimore Gas & Electric Co. ..........................       2,823,600
 112,500 Boston Edison Co. .....................................       2,601,563
  85,100 Carolina Power & Light Co. ............................       2,967,863
 147,057 Cinergy Corp. .........................................       4,411,710
  21,400 CIPSCO, Inc. ..........................................         759,700
  56,700 CMS Energy Corp. ......................................       1,693,913
  33,500 Coastal Corp. .........................................       1,327,438
  62,200 Comsat Corp. ..........................................       1,407,275
 168,900 Consolidated Edison Co., New York Inc. ................       4,412,513
  28,700 Delmarva Power & Light Co. ............................         588,350
  63,400 Dominion Resourses, Inc. ..............................       2,369,575
  77,700 DPL Inc. ..............................................       1,835,663
 109,950 DQE Inc. ..............................................       3,051,113
  56,300 Duke Power Co. ........................................       2,632,025
 290,100 Edison International...................................       5,040,488
  26,100 Enova Corp. ...........................................         597,038
 445,200 Entergy Corp. New......................................      11,296,950
  80,200 Equitable Iowa Cos. New................................       2,947,350
   7,900 Equitable Resources, Inc. .............................         226,138
  41,800 Florida Progress Corp. ................................       1,447,325
 192,290 FPL Group, Inc. .......................................       8,508,833
 242,700 General Public Utilities Corp. ........................       7,645,048
 186,000 Houston Industries, Inc. ..............................       4,045,500
  24,600 IPALCO Enterprises, Inc. ..............................         664,200
  35,700 Kansas City Power & Light Co. .........................         981,750
  22,900 KU Energy Corp. .......................................         678,413
  75,500 LG&E Energy Corp. .....................................       1,717,625
  30,200 Montana Power Co. .....................................         653,074
  31,200 National Fuel Gas Co. .................................       1,154,400
  45,400 New England Electric System............................       1,481,175
  55,700 New York State Electric & Gas Corp. ...................       1,197,550
  20,500 Niagara Mohawk Power Corp. ............................         169,125
  84,300 NIPSCO Industries, Inc. ...............................       3,119,100
  37,900 Northeast Utilities....................................         483,225

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                         SECURITY                            VALUE
------------------------------------------------------------------------------
 UTILITIES -- 8.9% (CONTINUED)
     100 Northern States Power Co., Minnesota.................  $        4,563
  18,100 Ohio Edison Co. .....................................         380,100
  18,000 Oklahoma Gas & Electric Co. .........................         729,000
 137,300 Pacific Gas & Electric Co. ..........................       3,106,413
 113,000 Pacificorp...........................................       2,274,123
  42,000 Pennsylvania Power & Lighting Co. ...................         945,000
 125,900 Phillips Petroleum Co. ..............................       5,098,950
 138,300 Pinnacle West Capital Corp. .........................       3,976,125
  41,500 Public Service Co. Colorado..........................       1,478,437
  30,600 Public Service Enterprise Group......................         830,025
  42,200 Puget Sound Power & Light Co.........................         965,324
  91,300 Questar Corp. .......................................       3,309,625
   9,400 Rochester Gas & Electric Corp. ......................         175,075
  48,700 SCANA Corp. .........................................       1,327,075
 270,400 Southern Co. ........................................       6,117,797
  84,800 Texas Utilities Co. .................................       3,476,800
  51,700 Unicom Corp. ........................................       1,189,100
  23,500 Union Electric Co. ..................................         878,312
  64,800 UtiliCorp United, Inc. ..............................       1,871,100
  28,800 Washington Water Power Co. ..........................         532,800
  33,500 Western Resources, Inc. .............................         984,063
  30,500 Wisconsin Energy Corp. ..............................         838,750
------------------------------------------------------------------------------
                                                                   132,693,053
------------------------------------------------------------------------------
         TOTAL COMMON STOCKS (Cost -- $1,284,175,049).........   1,489,656,402
------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK -- 0.1%
 174,800 RJR Nabisco Holdings Corp., Depository Shares,
          Convertible Series C, Exchange $0.6012 (Cost --
          $1,140,305).........................................         939,550
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

    FACE
   AMOUNT                         SECURITY                            VALUE
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 1.0%
 $6,689,000 Chase Manhattan Bank, 5.188% due 9/3/96, Proceeds
            at maturity -- $6,692,856;
            (Fully collateralized by U.S. Treasury Bill due
            10/17/96;
            Market value -- $6,825,589)........................   $    6,689,000
  8,164,000 Chase Manhattan Bank, 5.188% due 9/3/96, Proceeds
            at maturity -- $8,168,707;
            (Fully collateralized by U.S. Treasury Bill due
            10/17/96;
            Market value -- $8,330,709)........................        8,164,000
--------------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENTS (Cost -- $14,853,000)..       14,853,000
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost --
              $1,300,168,354**)................................   $1,505,448,952
--------------------------------------------------------------------------------

+ Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                           [PIE CHART APPEARS HERE]

                         CLASSIFICATION OF INVESTMENTS

                          Repurchase Agreements 1.0%

                           Other Common Stocks 30.3%

                            Telecommunications 8.4%

                                Utilities 8.9%

                             Basic Industries 7.4%

                              Capital Goods 8.3%

                       Convertible Preferred Stocks 0.1%

                                 Energy 13.0%

                           Financial Services 17.0%

                                Insurance 5.6%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    LARGE CAPITALIZATION GROWTH INVESTMENTS


 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 COMMON STOCKS -- 95.2%
 BASIC INDUSTRIES -- 3.9%
  73,300 Allied Signal, Inc....................................   $    4,526,275
   7,900 Apollo Group, Inc., Class A Shares....................          201,450
  67,400 Bemis, Inc............................................        2,013,575
  23,000 Corrections Corp. America.............................          741,750
  11,500 Dow Chemical Corp.....................................          917,125
 212,050 Engelhard Corp........................................        4,320,518
  65,900 Foster Wheeler Co. ...................................        2,841,938
  40,000 Franklin Quest Co.+...................................          730,000
  31,100 Great Lakes Chemical Corp.............................        1,788,250
  18,300 Kimberly-Clark Corp...................................        1,434,263
  40,200 Louisiana Pacific Corp................................          874,350
  20,500 Maxim Integrated Products, Inc. ......................          629,094
 293,200 Monsanto Co...........................................        9,419,050
  64,900 Morton International, Inc.............................        2,409,413
 146,200 Nalco Chemical Co.....................................        4,696,675
  14,900 PPG Industries, Inc. .................................          735,688
  71,800 Praxair, Inc..........................................        2,952,775
      40 Schweitzer Mauduit International......................            1,280
 112,800 WMX Technologies, Inc.................................        3,567,300
  83,700 Worthington Industries, Inc...........................        1,694,925
  39,300 Xerox Corp. ..........................................        2,156,587
--------------------------------------------------------------------------------
                                                                      48,652,281
--------------------------------------------------------------------------------
 BROADCASTING -- 0.7%
  87,700 British Sky Broadcasting Group........................        4,702,913
  45,525 Liberty Media, Class A Shares.........................        1,200,722
 182,100 Tele-Communications, Inc., Class A Shares.............        2,708,738
--------------------------------------------------------------------------------
                                                                       8,612,373
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.8%
  20,800 Altera Corp...........................................          915,200
  96,400 Dover Corp............................................        4,229,550
  32,500 Fluor Corp............................................        2,080,000
 482,300 General Electric Co. .................................       40,091,188
  42,500 Illinois Tool Works, Inc..............................        2,937,813
  17,800 Minnesota Mining & Manufacturing Co. .................        1,223,750
  20,800 Newmont Mining Corp...................................        1,099,800
  70,200 Nucor Corp............................................        3,281,850
  40,600 Owens-Corning Fiberglass Corp.+.......................        1,476,825
 114,300 Pall Corp.............................................        2,686,050
  88,650 Thermo Electron Corp. ................................        3,512,755
 123,200 Tyco International Ltd. ..............................        5,205,200
  30,200 W.W. Grainger, Inc....................................        2,038,500
--------------------------------------------------------------------------------
                                                                      70,778,481
--------------------------------------------------------------------------------
 COMPUTER SERVICES -- 3.7%
  24,100 Adobe Systems, Inc....................................          840,487
  13,700 American Online, Inc.+................................          414,425
  57,900 Autodesk, Inc.........................................        1,331,700
 164,200 Automatic Data Processing, Inc........................        6,834,825
  66,000 Bay Networks Inc......................................        1,815,000
  39,450 Cadence Design Systems, Inc. .........................        1,168,705
 105,200 Ceridian Corp.+.......................................        4,484,150
 174,700 EMC Corp. -- MASS+....................................        3,362,975
 103,900 Electronic Data Systems...............................        5,662,550
  15,000 Fore Systems, Inc.+...................................          532,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    LARGE CAPITALIZATION GROWTH INVESTMENTS


 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 COMPUTER SERVICES -- 3.7% (CONTINUED)
  40,000 GTECH Holdings Corp.+.................................   $    1,110,000
   1,780 Imation Corp.+........................................           42,053
  18,600 Intuit, Inc.+.........................................          678,900
  37,400 Iomega Corp. .........................................          579,700
  64,000 McAfee Associates, Inc................................        3,816,000
  48,600 National Semiconductor Corp.+.........................          893,025
  92,000 Quantum Corp. Delaware+...............................        1,414,500
  12,400 Rational Software Corp................................          660,300
   6,900 Shiva Corp.+..........................................          348,450
  78,900 Sun Microsystems+.....................................        4,290,187
 112,400 3Com Corp.+...........................................        5,254,700
--------------------------------------------------------------------------------
                                                                      45,535,132
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 0.9%
 141,100 Corning, Inc. ........................................        5,255,975
  59,300 Masco Corp. ..........................................        1,727,113
  20,800 Nike Inc., Class B Shares.............................        2,246,400
  30,000 Tupperware Corp.+.....................................        1,312,500
--------------------------------------------------------------------------------
                                                                      10,541,988
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 13.7%
  62,600 Avon Products, Inc....................................        2,996,975
  47,600 Campbell Soup Co......................................        3,099,950
  50,900 Clorox Co. ...........................................        4,765,513
  30,700 CPC International, Inc................................        2,114,463
 793,400 Coca Cola Co. ........................................       39,670,000
  81,400 Colgate-Palmolive Co..................................        6,613,750
  50,500 ConAgra, Inc. ........................................        2,127,313
  72,000 Cooper Tire & Rubber Co...............................        1,404,000
  39,700 Crown Cork & Seal, Inc. ..............................        1,855,975
   1,460 Earthgrains Co. ......................................           49,275
  32,000 Estee Lauder Cos., Class A Shares.....................        1,376,000
  28,600 General Mills, Inc. ..................................        1,573,000
 170,500 Gillette Co...........................................       10,869,375
  88,950 H.J. Heinz Co. .......................................        2,801,925
  43,400 International Flavors & Fragrances, Inc...............        1,866,200
  86,800 International Paper Co. ..............................        3,472,000
  11,800 Kellogg Co. ..........................................          796,500
  82,343 Mattel, Inc...........................................        2,171,796
 506,000 PepsiCo, Inc..........................................       14,547,500
 268,300 Philip Morris Cos., Inc...............................       24,079,924
  37,300 Pioneer Hi Bred International.........................        2,056,163
 161,000 Procter & Gamble Co. .................................       14,308,875
  48,200 Quaker Oats Co. ......................................        1,584,575
  52,300 Ralston-Purina Group..................................        3,268,750
  56,400 Rubbermaid, Inc.......................................        1,494,600
  74,800 Sara Lee Corp.........................................        2,356,200
  49,900 Sherwin-Williams Co. .................................        2,183,125
  46,700 Union Carbide Corp. ..................................        2,019,775
 182,900 UST, Inc. ............................................        5,487,000
 106,700 Whitman Corp..........................................        2,387,413
  44,700 Wm. Wrigley Jr. Co. ..................................        2,419,387
--------------------------------------------------------------------------------
                                                                     167,817,297
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    LARGE CAPITALIZATION GROWTH INVESTMENTS


 SHARES          SECURITY               VALUE
------------------------------------------------------

 CONSUMER SERVICES -- 3.6%
 111,800 Accustaff, Inc.+........   $    2,599,350
 197,600 Alco Standard Corp......        8,620,300
  44,700 Cablevision Systems
          Corp., Class A
          Shares+................        1,882,987
  62,400 Ecolab, Inc.............        1,895,400
 175,800 HFS, Inc.+..............       10,526,025
 146,000 John H. Harland Co. ....        3,668,250
 166,650 La Quinta Inns Inc. ....        3,187,181
  53,000 Pitney Bowes, Inc.......        2,557,250
  97,200 Service Corp............        5,479,650
  85,300 Sysco Corp..............        2,740,263
  41,600 Vanguard Cellular
          Systems, Inc., Class A
          Shares+................          795,600
------------------------------------------------------
                                        43,952,256
------------------------------------------------------
 ENERGY -- 3.4%
  18,000 Atlantic Richfield......        2,101,500
  50,400 Burlington Resources,
          Inc. ..................        2,148,300
   7,800 Chesapeake Energy
          Corp. .................          419,250
 307,300 Enron Corp..............       12,330,413
  92,100 Global Marine, Inc.+....        1,323,937
  57,100 Halliburton Co. ........        3,004,887
 102,600 Phillips Petroleum
          Co. ...................        4,155,300
  72,800 Pogo Producing Co. .....        2,484,300
 162,700 Republic Industries,
          Inc.+..................        4,250,537
  61,000 Seagull Energy Corp.+...        1,098,000
  51,300 Tenneco, Inc. ..........        2,552,175
  42,300 Tosco Corp..............        2,030,400
  58,800 Unocal Corp.............        2,013,900
  70,000 Varstar Resources,
          Inc....................        2,441,250
------------------------------------------------------
                                        42,354,149
------------------------------------------------------
 ENTERTAINMENT -- 3.1%
  89,300 Bally Entertainment
          Corp.+.................        2,433,425
  70,800 Circus Circus
          Enterprises, Inc.+.....        2,407,200
 117,400 Harrahs Entertainment,
          Inc.+..................        2,230,600
  35,800 HBO & Co................        1,955,575
  34,000 Hilton Hotels Corp. ....        3,633,750
  36,600 King World
          Productions+...........        1,290,150
  25,000 Marriot International,
          Inc....................        1,371,875
 137,800 Mirage Resorts, Inc.+...        3,203,850
  29,450 Promus Cos., Inc.+......          887,181
 105,500 Time Warner, Inc. ......        3,521,063
  69,000 Viacom, Inc., Class B
          Shares+................        2,173,500
 220,034 Walt Disney Co. ........       12,541,937
------------------------------------------------------
                                        37,650,106
------------------------------------------------------
 FINANCIAL SERVICES -- 9.4%
  11,297 Aetna, Inc..............          747,014
 111,400 Alexander & Alexander
          Services, Inc. ........        1,754,550
  49,200 American Express Co.....        2,152,500
 107,150 American International
          Group, Inc.............       10,179,250
  68,100 Associates First
          Capital................        2,689,950
 176,300 H&R Block, Inc..........        4,407,500
  51,900 Dean Witter, Discover &
          Co.....................        2,595,000
  80,300 Federal Home Loan
          Mortgage Corp..........        7,096,513
 529,600 Federal National
          Mortgage Association...       16,417,600
 267,515 First Data Corp. .......       20,866,170

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    LARGE CAPITALIZATION GROWTH INVESTMENTS


 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 9.4% (CONTINUED)
  55,200 First USA, Inc........................................   $    2,925,600
   9,300 General Resources Corp. ..............................        1,347,338
 101,600 Green Tree Financial..................................        3,530,600
  14,900 Household International...............................        1,180,825
  58,600 John Alden Financial Corp. ...........................        1,172,000
  22,900 Marsh & McLennan Cos., Inc. ..........................        2,129,700
 394,975 MBNA Corp. ...........................................       11,997,365
  40,000 Mercury Finance Co....................................          465,000
 168,800 MGIC Investment Corp..................................       10,697,700
  34,800 Norwest Corp..........................................        1,309,350
  94,200 Paychex, Inc..........................................        5,039,700
  36,300 Torchmark Corp........................................        1,542,750
  83,300 Wilmington Trust Corp.................................        2,728,075
--------------------------------------------------------------------------------
                                                                     114,972,050
--------------------------------------------------------------------------------
 HEALTHCARE -- 17.1%
  94,200 Abbott Laboratories+..................................        4,250,775
 256,300 Alza Corporation+.....................................        7,016,213
 132,800 American Home Products Co.+...........................        7,868,400
 189,800 Amgen, Inc.+..........................................       11,055,850
  41,900 Bausch & Lomb, Inc....................................        1,387,938
 105,000 Boston Scientific Corp.+..............................        4,816,875
   3,800 Bristol-Myers Squibb Co. .............................          333,450
  57,000 Cardinal Health, Inc..................................        4,182,375
 167,600 Columbia/HCA Healthcare Corp..........................        9,448,450
 108,800 Elan Corp. PLC -- ADR+................................        3,413,600
 125,800 Eli Lilly & Co. ......................................        7,202,050
  34,000 Genzyme Corp.+........................................          811,750
  18,800 Guidant Corp. ........................................          954,100
  75,000 Health Care & Retirement Corp.+.......................        1,856,250
  74,250 Health Management Associates, Inc., Class A Shares+...        1,689,187
 160,400 HealthSouth Rehabilitation+...........................        5,192,950
  85,000 Humana, Inc.+.........................................        1,593,750
  20,300 Interneuron Pharmaceutical+...........................          634,375
  46,300 Ivax Corp. ...........................................          746,587
 411,700 Johnson & Johnson.....................................       20,276,225
 195,300 Mallinckrodt Group, Inc. .............................        7,909,650
  24,900 McKesson Corp. .......................................        1,061,363
 197,700 Medtronic, Inc. ......................................       10,280,400
 438,800 Merck & Co., Inc. ....................................       28,796,250
  63,000 Mid Atlantic Medical Services, Inc.+..................          850,500
  39,800 Ornda Healthcorp+.....................................        1,024,850
 144,600 Oxford Health Plans, Inc.+............................        6,615,450
 311,900 Pfizer, Inc. .........................................       22,144,900
 606,600 Pharmacia & Upjohn, Inc. .............................       25,477,200
   6,800 Quintiles Transnational+..............................          514,250
  92,500 Schering-Plough Corp. ................................        5,168,437
   9,300 Shared Medical Systems Corp. .........................          508,013
  35,000 Stryker Corp. ........................................          855,313
  12,900 Thermo Cardiosystems, Inc. ...........................          440,213
 102,200 United Healthcare Corp. ..............................        3,947,475
--------------------------------------------------------------------------------
                                                                     210,325,414
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    LARGE CAPITALIZATION GROWTH INVESTMENTS


 SHARES                       SECURITY                            VALUE
--------------------------------------------------------------------------------

 OTHER -- 0.8%
  72,200 Eastman Kodak Co. ................................   $    5,234,500
  99,000 Trinova Corp. ....................................        3,106,125
 114,300 USF&G Corp. ......................................        1,843,087
--------------------------------------------------------------------------------
                                                                  10,183,712
--------------------------------------------------------------------------------
 PUBLISHING -- 0.7%
  25,700 Dun & Bradstreet Corp. ...........................        1,480,963
  44,000 Gannett, Inc. ....................................        2,948,000
  50,400 McGraw-Hill, Inc. ................................        2,066,400
  30,200 Tribune Co........................................        2,170,625
--------------------------------------------------------------------------------
                                                                   8,665,988
--------------------------------------------------------------------------------
 RESTAURANTS -- 1.1%
  73,400 Luby's Cafeterias, Inc. ..........................        1,734,075
 223,800 McDonalds Corp. ..................................       10,378,725
 107,400 Shoneys, Inc.+....................................          980,025
--------------------------------------------------------------------------------
                                                                  13,092,825
--------------------------------------------------------------------------------
 RETAIL -- 5.9%
  54,000 Albertson's, Inc. ................................        2,288,250
  89,800 AutoZone, Inc.+...................................        2,447,050
  72,700 Circuit City Stores, Inc.+........................        2,290,050
  93,100 Gap, Inc. ........................................        3,258,500
  15,700 Gucci Group NV....................................        1,044,050
 304,100 Home Depot, Inc. .................................       16,155,313
  67,000 Kohl's Corp. .....................................        2,546,000
  86,200 Kroger Co. .......................................        3,652,725
  38,073 Limited, Inc. ....................................          704,350
 106,500 Lowe's Cos., Inc. ................................        3,847,313
  69,600 May Department Stores, Inc. ......................        3,166,800
  11,136 Payless Shoesource, Inc. .........................          391,152
 112,000 Pep Boys Manny Moe & Jack.........................        3,752,000
  98,400 Price/Costco, Inc. ...............................        1,955,700
 136,100 Sears Roebuck & Co. ..............................        5,988,400
 142,400 Staples...........................................        2,812,400
  40,600 TJX Companies.....................................        1,299,200
  43,800 Tommy Hilfiger Corp. .............................        2,195,475
  60,800 Toys 'R' Us, Inc.+................................        1,793,600
 345,000 Wal-Mart Stores, Inc. ............................        9,142,500
  66,000 Walgreen Co. .....................................        2,178,000
--------------------------------------------------------------------------------
                                                                  72,908,828
--------------------------------------------------------------------------------
 TECHNOLOGY -- 15.1%
  17,500 Advanced Micro Devices Inc. ......................          223,125
  42,800 AMP, Inc. ........................................        1,637,100
  83,400 Analog Devices, Inc.+.............................        2,012,025
 135,775 Andrew Corp.+.....................................        6,041,986
 129,200 Applied Materials, Inc.+..........................        3,133,100
  16,500 C-Cube Microsystems...............................          631,125
  70,800 Cabletron Systems, Inc.+..........................        4,318,800
  14,300 Cambridge Technology Partners.....................          403,975
  16,800 Centocor, Inc. ...................................          569,100
 370,600 Cisco Systems, Inc.+..............................       19,549,150
  49,400 Compaq Computer Corp.+............................        2,797,275
 215,225 Computer Association International, Inc. .........       11,141,813
  93,300 Computer Sciences Corp.+..........................        6,531,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    LARGE CAPITALIZATION GROWTH INVESTMENTS


 SHARES                       SECURITY                            VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 15.1% (CONTINUED)
 291,600 CUC International, Inc.+..........................   $   10,023,750
  46,700 Danka Business Systems, ADR+......................        1,360,137
  11,600 Electronics For Imaging...........................          733,700
  48,100 General Instrument Corp...........................        1,316,738
  48,800 Glenayre Technologies.............................        1,793,400
 208,600 Hewlett Packard Co. ..............................        9,126,250
  29,100 Informix Corp.+...................................          654,750
  59,800 Integrated Device Technology......................          545,675
 281,100 Intel Corp. ......................................       22,435,294
  48,500 LSI Logic Corp. ..................................        1,060,937
  49,300 Micron Technology, Inc. ..........................        1,121,575
 204,800 Microsoft Corp.+..................................       25,088,000
  36,500 Millipore Corp. ..................................        1,396,125
 206,000 Motorola, Inc. ...................................       10,995,250
  70,200 Novell, Inc.+.....................................          732,713
 420,875 Oracle Systems Corp.+.............................       14,835,844
  19,000 Pairgain Technologies, Inc. ......................        1,258,750
  60,400 Scientific-Atlanta, Inc. .........................          815,400
  53,700 Perkin-Elmer Corp.................................        2,785,687
  93,100 Seagate Technology Inc.+ .........................        4,468,800
   7,600 Security Dynamics Technologies....................          495,900
  48,900 Symbol Technologies, Inc.+........................        2,176,050
  34,700 Sungard Data Systems..............................        1,483,425
  52,300 Tektronix, Inc. ..................................        2,026,625
  30,800 Teradyne, Inc. ...................................          477,400
  54,200 Texas Instruments, Inc. ..........................        2,533,850
  76,600 U.S. Robotics Corp. ..............................        4,021,500
  28,000 Xilinx, Inc. .....................................          980,000
--------------------------------------------------------------------------------
                                                                 185,733,099
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 4.5%
  28,000 360 Communications Co. ...........................          668,500
  30,900 ADC Telecommunications, Inc.+.....................        1,753,575
 123,000 AirTouch Communications, Inc. ....................        3,382,500
  39,200 Ascend Communications.............................        2,053,100
  35,000 Asia Satelite Telecommunications..................          918,750
  12,200 Aspect Telecommunications.........................          634,400
 344,700 AT&T Corp. .......................................       18,096,750
  27,300 Cascade Communications Co. .......................        1,859,813
  16,200 Clear Channel Communications......................        1,334,475
 153,100 Frontier Corp. ...................................        4,516,450
 313,400 LM Ericsson Tel B, ADR+...........................        7,227,787
 120,700 MCI Communications Corp. .........................        3,032,587
  34,900 MFS Communication.................................        1,478,887
  84,000 Sprint Corp. .....................................        3,412,500
  69,800 Tellabs, Inc. ....................................        4,423,575
--------------------------------------------------------------------------------
                                                                  54,793,649
--------------------------------------------------------------------------------
 TRANSPORTATION -- 1.0%
  76,500 Atlantic Southeast Airlines, Inc. ................        1,759,500
  36,800 Boeing Co. .......................................        3,330,400
  22,900 Burlington Northern, Inc. ........................        1,832,000
  25,300 JLG Industries, Inc. .............................          480,700
 102,700 Southwest Airlines Co. ...........................        2,349,263
  36,700 Union Pacific Corp. ..............................        2,674,513
--------------------------------------------------------------------------------
                                                                  12,426,376
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    LARGE CAPITALIZATION GROWTH INVESTMENTS


   SHARES                       SECURITY                         VALUE
-------------------------------------------------------------------------------

 UTILITIES -- 0.8%
     198,000 Westinghouse Electric Co. ...................   $    3,242,250
     287,800 Worldcom Inc. ...............................        6,043,800
-------------------------------------------------------------------------------
                                                                  9,286,050
-------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (Cost -- $991,366,568)...    1,168,282,054
-------------------------------------------------------------------------------
    FACE
   AMOUNT                       SECURITY                         VALUE
-------------------------------------------------------------------------------
 U.S. TREASURY BILL -- 0.2%
 $ 2,100,000 U.S. Treasury Bill, 5.090% due 12/26/96
              (Cost -- $1,894,677)........................        2,092,576
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 4.6%
  56,894,000 Chase Manhattan Bank, 5.188% due 9/3/96;
             Proceeds at Maturity -- $56,926,800;
             (Fully collateralized by U.S. Treasury Bill
             due 10/17/96;
             Market value -- $58,055,715) (Cost --
              $56,894,000) ...............................       56,894,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $1,050,155,245**)..........................   $1,227,268,630
-------------------------------------------------------------------------------

+ Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                           [PIE CHART APPEARS HERE]

                         CLASSIFICATION OF INVESTMENTS

                              Capital Goods 5.8%

                           Repurchase Agreement 4.6%

                           Other Common Stocks 24.8%

                            U.S. Treasury Bill 0.2%

                               Technology 15.1%

                            Consumer Products 13.7%

                                  Energy 3.4%

                            Financial Services 9.4%

                               Healthcare 17.1%

                                  Retail 5.9%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 COMMON STOCKS -- 98.4%
 BANKING -- 8.1%
   6,400 American Federal Bank....................................  $    109,600
   1,625 Anchor Bancorp Wisconsin Inc. ...........................        57,281
  20,228 Associated Banc-Corp. ...................................       804,063
  21,303 AST Research Inc.+.......................................       114,504
  27,455 BancorpSouth Inc. .......................................       604,010
   2,900 Bank of Boston...........................................       152,975
   5,700 Bankers Corp. ...........................................       109,725
   4,400 Banknorth Group Inc. ....................................       155,100
   1,400 Brenton Banks Inc. ......................................        34,300
  32,000 California Federal Bank+.................................       728,000
     500 CBT Corp. ...............................................        10,625
  11,900 Centura Banks Inc.+......................................       455,175
   2,136 Citfed Bancorp Inc. .....................................        80,100
   7,600 Citizens Bancorp, Maryland...............................       228,000
  15,471 Citizens Banking Corp., Michigan.........................       449,626
     800 Citizens Corp. ..........................................        15,600
   4,312 CNB Bancshares Inc. .....................................       120,197
 123,917 Collective Bancorp, Inc. ................................     3,252,821
  23,435 Colonial BancGroup Inc. .................................       799,719
   7,560 Commerce Bancorp Inc. ...................................       185,220
  89,200 Commercial Federal.......................................     3,478,800
   3,100 Community First Bankshares Inc. .........................        73,237
  27,600 Corus Bancorp............................................       841,800
 106,400 Cullen Frost Bankers Inc. ...............................     3,032,400
   8,800 First Citizens BancShares Inc. ..........................       574,200
  16,269 First Colorado Bancorp...................................       225,732
   2,700 First Financial Bancorp..................................        90,112
   2,125 First Financial Bankshares Inc.+.........................        74,375
  14,097 First Michigan Bank Corp. ...............................       347,139
   4,000 First Midwest Bancorp Inc. ..............................       115,000
   3,000 First Western Bancorp Inc. ..............................        70,500
   5,798 Firstbank of Illinois Co. ...............................       175,389
  67,250 Firstbank Puerto Rico San Juan...........................     1,513,125
   4,100 Firstfed Financial Corp.+................................        75,337
   5,842 Guaranty National Corp. .................................        82,518
     800 Harris Savings Bank......................................        12,400
   2,800 Homeland Bankshares Corp. ...............................        95,200
   6,480 Imperial Bancorp+........................................       171,720
   5,343 Liberty Bancorp Inc. ....................................       193,016
   7,700 Long Island Bancorp Inc. ................................       215,600
   5,512 MAF Bancorp Inc. ........................................       142,623
  22,562 Magna Bancorp Inc. ......................................       468,161
   5,000 Mark Twain Bancshares Inc. ..............................       193,750
     600 National Bancorp Alaska Inc. ............................        37,125
   3,277 National City Bancshares Inc. ...........................        92,575
  13,956 National Commerce Bancorp. ..............................       455,314
   6,400 New York Bancorp Inc. ...................................       195,200
  10,027 North Side Savings Bank..................................       466,255
  17,900 Northfork Bancorp+.......................................       554,900
  10,723 Old National Bancorp.....................................       394,070
  10,200 Onbancorp Inc. ..........................................       328,950
   9,200 One Valley Bancorp West Virginia Inc. ...................       333,500
   5,500 Peoples Bank Bridgeport..................................       119,625
  10,568 Provident Bancorp Inc. ..................................       425,362
   7,055 Provident Bankshares Corp. ..............................       239,870

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 BANKING -- 8.1% (CONTINUED)
   7,256 Queens County Bancorp Inc. ..............................  $    272,100
 126,673 RCSB Financial, Inc. ....................................     3,404,337
  13,743 Republic Bancorp Inc. ...................................       156,327
 216,200 Riggs National Corp. ....................................     3,459,200
   6,153 S & T Bancorp Inc. ......................................       190,743
 343,322 Sovereign Bancorp Inc. ..................................     3,669,254
  15,515 St. Paul Bancorp Inc. ...................................       401,451
   1,753 Sumitomo Bank of California..............................        44,044
  21,315 Susquehanna Bancshares Inc. .............................       634,121
   6,437 Trustco Bank Corp. N.Y. .................................       151,269
   3,048 United Bankshares Inc. ..................................        88,773
  17,218 United Carolina Bancshares Inc.+.........................       396,014
   3,774 US Bancorp Inc-PA+.......................................       137,751
   4,398 US Trust Corp-NY+........................................       244,089
   4,436 Wesbanco Inc. ...........................................       123,099
   8,759 Westamerica Bancorp......................................       427,001
   3,100 12 Bancorp+..............................................        78,662
--------------------------------------------------------------------------------
                                                                      38,249,756
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 15.3%
   4,600 Acme Metals Inc.+........................................        67,275
 100,000 Allied Products Corp. ...................................     2,587,500
 112,000 A.M. Castle & Co. .......................................     2,492,000
  54,815 Amax Gold Inc.+..........................................       335,741
 133,081 Amcast Industrial Corp. .................................     2,362,187
   3,500 AMCOL International Corp. ...............................        50,750
  67,400 Armco Inc.+..............................................       294,875
  16,923 Ball Corp. ..............................................       399,806
  41,500 Barnes Group Inc. .......................................     2,054,250
  34,324 Battle Mountain Gold.....................................       291,754
  17,500 Birmingham Steel Corp. ..................................       273,437
   8,200 Brush Wellman Inc. ......................................       155,800
  75,000 Butler Manufacturing Co.+................................     2,250,000
  16,200 Calgon Carbon Corp. .....................................       186,300
   8,200 Calmat Co. ..............................................       147,600
   3,300 Cambrex Corp. ...........................................       108,487
 115,000 Caraustar Industries Inc. ...............................     3,421,250
  10,800 Carpenter Technology Corp. ..............................       364,500
   6,200 CasTech Aluminum Group Inc.+.............................       125,550
   2,100 Chaparral Steel Co. .....................................        27,562
 108,500 Charter Power Systems....................................     2,522,625
  12,800 Chesapeake Corp. ........................................       313,600
  17,953 Cincinnati Milacron Inc. ................................       354,572
  85,998 Cleveland Cliffs Inc. ...................................     3,353,922
   8,600 Coeur d'Alene Mines Corp. ...............................       130,075
  45,500 Collins & Aikman Corp.+..................................       301,437
 119,636 Commercial Metal Co. ....................................     3,604,035
  14,700 Cone Mills Corp.+........................................       132,300
  20,729 Crompton & Knowles+......................................       310,935
  26,335 CSS Industries Inc.+.....................................       572,786
   8,200 Dames & Moore Inc. ......................................       100,450
   8,900 Dexter Corp. ............................................       259,212
   3,892 Fab Industries Inc. .....................................        99,732
   4,000 Fibreboard Corp.+........................................       119,500
 120,000 First Mississippi Corp. .................................     3,225,000
   6,025 Florida Rock Industries Inc. ............................       159,662

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 BASIC INDUSTRIES -- 15.3% (CONTINUED)
   4,121 Foamex International Inc.+...............................  $     64,133
  17,900 Furniture Brands International+..........................       214,800
   7,973 Furon Co. ...............................................       175,406
  70,285 GATX Corp................................................     3,250,681
   7,331 General Binding Corp. ...................................       172,278
  11,436 Geneva Steel Co., Class A Shares+........................        50,032
  13,900 Geon Co. ................................................       309,275
  13,800 Greif Brothers Corp., Class A Shares.....................       414,000
 106,800 Guilford Mills Inc. .....................................     2,416,350
   7,900 Handy & Harman...........................................       138,250
   8,600 HB Fuller................................................       304,225
  33,344 Hecla Mining Co.+........................................       229,240
   5,826 Huntco Inc., Class A Shares..............................        97,585
   9,115 Interpool Inc. ..........................................       186,857
  16,048 J&L Specialty Steel Inc. ................................       218,654
   8,889 Kaiser Aluminum Corp.+...................................       108,890
  14,226 Lawter International Inc. ...............................       168,934
   1,500 LeaRonal Inc. ...........................................        32,625
   6,500 Lilly Industries Inc., Class A Shares....................       103,187
   1,100 Lone Star Industries Inc. ...............................        35,750
  13,180 Lukens Inc. .............................................       265,247
   9,264 McClatchy Newspapers Inc., Class A Shares................       258,234
   7,208 Medusa Corp. ............................................       214,438
  15,700 Miller Herman Inc. ......................................       588,995
   5,436 Mine Safety Appliances Co. ..............................       261,607
  17,769 Mississippi Chemical Corp. ..............................       399,802
   6,100 Mohawk Industries Inc.+..................................       139,918
  99,636 Mosinee Paper Corp. .....................................     2,814,717
  10,625 Mueller Industries Inc.+.................................       375,859
   8,300 NAC Re Corp. ............................................       313,325
  41,100 NACCO Industries Inc., Class A Shares....................     1,993,350
  12,400 National Steel Corp., Class B Shares+....................       127,100
   3,535 NCH Corp. ...............................................       196,634
  12,002 NL Industries Inc.+......................................       132,022
   5,600 OM Group Inc. ...........................................       212,800
  15,040 Oregon Steel Metals Inc. ................................       227,480
   2,602 Petrolite Corp. .........................................        84,239
  10,699 Ply Gem Industries Inc. .................................       131,063
  14,262 Pope & Talbot Inc. ......................................       228,192
  11,830 Precision Castparts Corp. ...............................       578,191
 130,773 Quanex Corp. ............................................     2,909,699
   2,744 Reliance Steel & Aluminum................................        91,924
   9,188 Rexene Foods, Inc.+......................................       109,108
  25,464 Rock-Tenn Co., Class A Shares............................       458,352
   7,768 Rogue Steel Co., Class A Shares..........................       173,809
   6,417 Sanderson Farms Inc. ....................................        69,785
   5,031 Schnitzer Steel Industries Inc., Class A Shares..........       132,063
  20,318 Schulman.................................................       441,916
   5,594 Shiloh Industries Inc.+..................................        85,308
   2,669 Simpson Manufacturing Inc.+..............................        50,711
  14,914 Steel Technologies Inc. .................................       177,103
  10,403 Stepan Chemical Co. .....................................       180,752
  89,000 Sturm Ruger & Co Inc. ...................................     3,192,875
  57,905 Texas Industries Inc. ...................................     3,771,063
  91,250 Thiokol Corp. ...........................................     4,094,844

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 BASIC INDUSTRIES -- 15.3% (CONTINUED)
   8,341 Timberland Co., Class A Shares+..........................  $    152,223
  13,499 TJ International Inc. ...................................       215,984
  14,997 Tredegar Industries Inc. ................................       472,405
  11,296 Universal Forest Products Inc. ..........................       148,260
 136,978 Wellman Inc. ............................................     2,825,171
  13,665 Westpoint Stevens Inc., Class A Shares+..................       356,998
   8,037 Whittaker Corp.+.........................................       112,518
  16,444 WHX Corp.+...............................................       168,551
   2,007 Wolverine Tube Inc.+.....................................        82,287
--------------------------------------------------------------------------------
                                                                      72,264,541
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 9.3%
  10,800 AAR Corp. ...............................................       233,550
  12,600 Albany International Corp., Class A Shares...............       256,725
   4,900 American Annuity Group Inc.+.............................        64,925
  12,134 American Mobile Satellite Corp.+.........................       162,292
   1,800 Ameron International Corp. ..............................        65,250
 108,529 A.O. Smith Corp. ........................................     2,631,828
   8,780 Apogee Enterprises Inc. .................................       300,715
   2,300 Aptargroup Inc. .........................................        80,500
  10,488 Arctic Cat Inc. .........................................       111,435
  15,396 Argonaut Group Inc. .....................................       450,333
  19,907 Arvin Industries Inc. ...................................       457,861
   4,300 Avondale Industries Inc.+................................        67,725
   9,900 Baldor Electric Co. .....................................       205,425
  16,957 Bassett Furniture Industries Inc. .......................       404,848
   7,050 Bearings Inc. ...........................................       203,568
   6,100 BMC West Corp.+..........................................        83,875
   3,300 BRC Holdings Inc.+.......................................       108,075
  60,000 Blount, Inc. ............................................     2,055,000
   4,500 Centex Construction Products Inc. .......................        66,375
   6,400 Commercial Intertech Corp. ..............................       160,000
   1,800 Computer Language Research Inc. .........................        18,225
  99,834 Continental Homes Holding Corp. .........................     1,921,804
   8,020 Cubic Corp. .............................................       147,367
     800 Curtiss Wright Corp. ....................................        42,400
   6,500 Daniel Industries........................................        88,562
   3,524 DT Industries Inc. ......................................        92,505
  12,301 Duriron Co. .............................................       332,127
  13,400 Duty Free International Inc. ............................       195,975
   7,840 Elcor Corp.+.............................................       140,140
 300,000 Fedders Corp.............................................     1,762,500
  27,251 Giddings & Lewis Inc. ...................................       354,263
  19,044 Goulds Pumps Inc. .......................................       423,729
   6,300 Granite Construction Inc. ...............................       119,700
  30,000 Hardinge Inc. ...........................................       705,000
  65,420 Harman International Industries Inc. ....................     2,870,302
   2,500 Hughes Supply Inc. ......................................        96,875
  12,641 Intelligent Electronics Inc. ............................        91,647
  24,808 International Cabletel Inc.+.............................       601,594
   4,403 Ionics Inc.+.............................................       189,879
  16,487 Juno Lighting Inc. ......................................       241,122
  13,300 Justin Industries Inc. ..................................       156,067
 148,052 Kaman Corp., Class A Shares..............................     1,406,494
  22,000 Kaufman & Broad Home Corp. ..............................       269,500
  13,365 Kennametal Inc. .........................................       414,315

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CAPITAL GOODS -- 9.3% (CONTINUED)
  85,000 Kysor Industrial Corp. ..................................  $  2,178,125
   5,603 Lawson Products Inc. ....................................       120,464
  99,700 Lennar Corp. ............................................     2,230,787
   8,999 Lincoln Electric Co.+....................................       276,719
   7,524 L.S. Starrett Co., Class A Shares........................       178,695
   1,050 Manitowac Inc. ..........................................        32,943
  25,442 MascoTech Inc. ..........................................       368,909
   2,546 Matthews International Corp., Class A Shares.............        77,016
   4,896 Measurex Corp. ..........................................       134,640
   2,756 Metricom Inc.+...........................................        31,349
   6,309 Mikasa Inc.+.............................................        67,822
   9,840 Modine Manufacturing.....................................       253,380
  22,900 Morrison Knudsen Corp.+..................................        14,312
   3,505 National Presto Industries Inc. .........................       127,932
  45,095 Navistar International+..................................       439,676
   7,500 NVR Inc.+................................................        70,312
   9,978 Pacific Scientific Co. ..................................       132,208
   2,500 Park Ohio Industries+....................................        36,250
   8,254 Pittway Corp., Class A Shares............................       387,938
   1,935 Plantronics Inc.+........................................        74,497
 163,257 Regal Beloit Corp. ......................................     2,775,369
  11,616 Rexel Inc.+..............................................       161,172
   2,870 Robbins & Myers Inc. ....................................        63,140
  12,700 Rohr Inc.+...............................................       265,112
   7,656 Skywest Inc. ............................................       131,109
   3,021 Specialty Equipment Cos. Inc.+...........................        39,273
   8,378 SPS Technologies Inc.+...................................       525,719
  11,919 SPX Corp.+...............................................       332,242
  26,406 Standard Pacific Corp. ..................................       155,135
  20,286 Stewart & Stevenson Servicing............................       403,184
   5,425 Stone & Webster Inc. ....................................       174,956
  60,000 Tecumseh Products Co., Class A Shares....................     3,150,000
  13,175 Teleflex Inc. ...........................................       606,050
   8,889 Toll Bros Inc.+..........................................       154,446
   2,808 Tremont Corp.+...........................................        89,505
  14,607 Trinova..................................................       458,294
   8,500 US Home Corp.+...........................................       190,187
  11,868 Valmont Industries Inc.+.................................       367,908
 132,228 Varlen Corp. ............................................     2,842,902
   6,681 Washington Construction+.................................        62,634
  92,782 Wyle Electronics Co. ....................................     2,992,219
  13,235 Zurn Industries Inc. ....................................       272,972
--------------------------------------------------------------------------------
                                                                      44,299,899
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 4.9%
  11,900 Be Aerospace Inc.+.......................................       196,350
   8,581 Buckeye Cellulose Corp.+.................................       228,469
  12,081 BW/IP Inc. ..............................................       218,968
  13,100 CML Group Inc. ..........................................        54,037
 160,000 Coachmen Industries Inc. ................................     2,980,000
   2,300 Cross AT Co., Class A Shares.............................        27,600
   2,900 Detroit Diesel Corp.+....................................        55,825
   9,560 Donaldson Inc. ..........................................       246,170
   9,400 Ethan Allen Interiors Inc.+..............................       251,450
  10,182 Exide Corp. .............................................       271,095
  23,300 Federal Mogul Corp. .....................................       401,925

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER DURABLES -- 4.9% (CONTINUED)
   3,436 Forest City Enterprises+.................................  $    148,607
 153,300 GenCorp Inc. ............................................     2,127,037
  55,000 General Housewares Corp. ................................       584,375
   7,407 Hunt Manufacturing Co. ..................................       106,475
   8,000 Interface Inc., Class A Shares...........................       123,000
    3038 K2 Inc. .................................................        74,431
   6,200 La Z Boy Chair Co. ......................................       182,900
  28,642 Longview Fiber Co.+......................................       440,370
  16,900 Mesa Airlines Inc.+......................................       166,887
  23,583 Myers Industries Inc. ...................................       365,536
   8,353 Oneida Ltd. .............................................       122,162
   7,200 Oshkosh B Gosh Inc., Class A Shares......................       122,400
 132,358 Outboard Marine Corp. ...................................     2,216,996
 130,000 Pioneer Standard Electronics.............................     1,722,500
  14,000 Pulte Corp. .............................................       348,250
   8,978 Rival Co. ...............................................       195,271
   9,464 Russ Berrie & Co. Inc. ..................................       150,241
  20,270 Ryland Group Inc. .......................................       273,645
   5,598 Sequa Corp., Class A Shares+.............................       244,912
  16,989 Simpson Industries Inc. .................................       172,013
   9,958 Skyline Corp. ...........................................       252,684
  14,066 Southdown Inc. ..........................................       327,034
   6,500 Springs Industries Inc. .................................       293,312
 100,689 Standard Motor Products Inc. ............................     1,472,577
  12,918 Standard Products Co. ...................................       297,114
  95,042 Stanhome Inc. ...........................................     2,423,571
  14,514 Stant Corp. .............................................       154,211
  15,113 TBC Corp.+...............................................       101,068
  10,656 Thomas Industries Inc. ..................................       194,472
   4,594 Thor Industries Inc. ....................................        95,899
   5,557 VMR Scientific Products+.................................        95,858
   8,462 Walbro Corp. ............................................       166,066
  15,411 Watts Industries Inc. ...................................       287,029
 230,000 Winnebago Industries Inc. ...............................     1,868,750
   4,486 Wynns International Inc. ................................       119,439
  28,849 Zenith Electronics Corp.+................................       425,522
--------------------------------------------------------------------------------
                                                                      23,394,503
--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 5.2%
   5,500 Acceptance Insurance Cos. Inc.+..........................        94,875
   6,449 Acclaim Entertainment Inc.+..............................        52,398
   7,200 Angelica Corp. ..........................................       150,300
   5,218 Best Buy Company, Inc.+..................................       114,796
  19,867 Bob Evans Farms..........................................       290,554
   5,600 Bombay Co.+..............................................        36,400
  11,400 Brown Group Inc. ........................................       216,600
  11,600 Burlington Coat Factory Wholesale Corp.+.................       123,250
  34,979 Burlington Industries Inc.+..............................       472,216
   3,270 Canandaigua Wine Co.+....................................        93,195
  16,200 Carter Wallace Inc. .....................................       182,250
  20,700 Chiquita Brands International Inc. ......................       261,337
   6,200 Church & Dwight Inc. ....................................       130,975
   4,400 Coca Cola Bottling Co. ..................................       165,550
  30,906 Coors Adolph Co., Class B Shares.........................       618,120
  24,891 Dean Foods...............................................       644,054
   4,500 Dekalb Genetics Corp., Class B Shares....................       146,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER NON-DURABLES -- 5.2% (CONTINUED)
 140,000 Dimon Inc. ..............................................  $  2,572,500
  11,798 Felcor Suite Hotels Inc. ................................       359,839
  14,013 Fieldcrest Cannon Inc.+..................................       255,737
  73,378 Fleming Cos., Inc. ......................................     1,174,048
   2,885 Florida East Coast Industries............................       234,766
  28,550 Flowers Industries Inc. .................................       513,900
   7,103 Foodbrands America Inc.+.................................        89,675
  41,000 Garan Inc. ..............................................       681,625
  25,836 Griffon Corp.+...........................................       229,294
  16,800 Hartmarx Corp.+..........................................        81,900
  18,749 Helig Meyers.............................................       332,794
   5,243 Hometown Buffet Inc.+....................................        81,266
  20,105 Hudson Foods Inc. .......................................       273,930
   6,275 Ingles Markets Inc., Class A Shares......................        85,496
 129,658 International Multifoods Corp. ..........................     2,155,564
  17,677 J.M. Smucker Co. ........................................       291,670
     809 JP Foodservice Inc.+.....................................        19,011
  12,100 Kellwood Co. ............................................       195,112
  17,323 Kimball International Inc., Class B Shares...............       575,989
   1,000 Lands End Inc.+..........................................        21,000
 117,100 Merrill Corp. ...........................................     2,371,275
  10,685 Michaels Foods Inc. .....................................       116,199
  11,135 O'Sullivan Corp. ........................................       128,052
  22,624 Phillips-Van Heusen Corp. ...............................       240,380
   7,450 Pilgrims Pride Corp. ....................................        62,393
  85,000 Pillowtex Corp. .........................................     1,062,500
  30,910 Premark International+...................................       564,107
  13,046 Ralcorp Holdings Inc.+...................................       270,704
   2,282 Riviana Foods, Inc. .....................................        36,226
   1,162 Robert Mondavi Corp., Class A Shares+....................        32,826
  19,992 Savannah Foods & Industries Inc. ........................       247,401
     333 Seaboard Corp. ..........................................        65,934
   3,700 Sovran Self Storage Inc. ................................        99,900
  35,909 Stride Rite Corp. .......................................       305,226
 105,395 Toro Co. ................................................     3,293,594
   9,886 Toy Biz Inc.+............................................       168,062
  30,359 Tyco Toys Inc.+..........................................       159,384
  17,350 Universal Corp. .........................................       438,087
  14,166 Universal Foods Corp. ...................................       405,501
  17,610 Windmere Corp. ..........................................       250,942
  14,138 WLR Foods Inc. ..........................................       165,238
--------------------------------------------------------------------------------
                                                                      24,502,167
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 8.6%
   3,368 Aaron Rents Inc., Class A Shares.........................        49,046
  14,202 ABM Industries Inc. .....................................       243,209
     800 Ackerley Communications Inc. ............................        22,300
   2,400 Adelphia Communications Corp, Class A Shares+............        18,300
     900 Alexanders Inc.+.........................................        62,437
  19,300 Allwaste Inc.+...........................................        79,612
   5,300 Ann Taylor Stores Corp.+.................................        76,850
   4,500 Arbor Drugs Inc. ........................................        93,375
  11,700 Aviall Inc. .............................................        99,450
  26,000 Aztar Corp.+.............................................       286,000
  11,700 Banta Corp. .............................................       274,219
     200 Berlitz International Inc.+..............................         4,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER SERVICES -- 8.6% (CONTINUED)
   1,200 Big B Inc. ..............................................  $     12,450
  16,459 BJ Services Co.+.........................................       619,269
  64,800 Blair Corp. .............................................     1,449,900
  85,186 Borg Warner Automotive Inc. .............................     3,194,475
 147,900 Bowne & Co., Inc. .......................................     2,939,513
  14,083 C Tec Corp.+.............................................       362,637
   6,200 Carmike Cinemas Inc., Class A Shares+....................       149,575
  11,900 Carson Pirie Scott & Co.+................................       300,475
   8,302 Casino America+..........................................        53,963
   2,200 Casino Magic Corp.+......................................         8,250
   8,500 Cato Corp., Class A Shares+..............................        57,375
   3,700 Century Communications Corp., Class A Shares+............        29,138
  78,021 Charming Shoppes Inc.+...................................       521,765
   7,000 CMAC Investment Corp. ...................................       437,500
   7,300 CPI Corp. ...............................................       134,137
     900 Dart Group Corp., Class A Shares.........................        81,000
     300 Data Processing Resource+................................         5,550
   2,400 Delchamps Inc. ..........................................        48,000
 151,041 Del E. Webb Corp. .......................................     2,718,738
  11,800 Dress Barn Inc.+.........................................       123,900
   6,729 E Town Corp. ............................................       189,253
  10,500 Eagle Hardware & Garden Inc.+............................       233,625
  13,242 Egghead Inc.+............................................       109,246
   6,900 Equity Inns Inc. ........................................        86,250
   9,747 Exabyte Corp.+...........................................       143,768
  11,500 Fabric Centers of America Inc., Class A Shares+..........       155,250
  25,700 Family Dollar Stores Inc. ...............................       436,900
 153,400 Fays Inc. ...............................................     1,917,500
  30,100 Fingerhut Cos., Inc. ....................................       402,587
   9,879 Franklin Quest Co.+......................................       180,291
  17,900 Fred Meyer Inc.+.........................................       532,525
   5,005 GC Companies Inc.+.......................................       185,810
  10,000 Gibson Greetings Inc.+...................................       130,000
  17,895 Golden Books Family Entertainment+.......................       201,318
     400 Grey Advertising Inc. ...................................        86,400
  16,216 Hancock Fabric Inc. .....................................       139,863
  20,015 Handleman Co. ...........................................       117,588
   6,590 Hartford Steam Boiler Inc. ..............................       294,078
   5,009 Harveys Casino Resorts...................................        86,405
     560 Hayes Wheels International Inc. .........................        17,290
  21,100 Hechinger Co., Class A Shares............................        81,762
  13,589 Hollywood Park Inc.+.....................................       118,903
  12,600 Hospitality Properties Trust.............................       337,050
  10,300 Huffy Corp. .............................................       139,050
  15,874 John H. Harland Co. .....................................       398,834
   9,498 Jones Intercable Inc.+...................................       122,286
  10,287 Kinder Care Learning Centers Inc.+.......................       150,447
  12,631 Libbey Inc. .............................................       353,668
   8,400 Longs Drug Stores Corp. .................................       336,000
   9,000 Luby's Cafeterias Inc. ..................................       212,625
  15,800 MacFrugal's Bargains Close Out Inc.+.....................       333,775
  24,893 Marcus Corp. ............................................       591,208
  45,000 Marsh Supermarkets Inc., Class B Shares..................       478,125
   8,751 Michaels Stores Inc.+....................................       122,514
   5,800 MicroAge Inc.+...........................................        87,000
  13,424 Mobil Telecommunications+................................       186,258

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER SERVICES -- 8.6% (CONTINUED)
  22,229 Mobile Media+............................................  $    151,435
 111,034 Morningstar Group+.......................................     1,235,253
  92,768 Nash Finch Co. ..........................................     1,507,480
   8,174 New England Business Service Inc. .......................       126,697
  31,200 Payless Cashways Inc.+...................................        62,400
   7,111 People's Choice TV Corp.+................................        91,554
  26,893 Pier 1 Imports Inc. .....................................       450,457
   5,807 Pinkertons Inc.+.........................................       137,916
  24,006 Players International Inc.+..............................       156,039
  15,402 Pool Energy Services Co.+................................       179,048
  17,374 Prime Hospitality Corp.+.................................       330,106
  16,371 Proffits Inc.+...........................................       671,211
  61,396 Rollins Environmental Services Inc.+.....................       191,862
  20,281 Ross Stores Inc. ........................................       780,818
   2,282 Roto-Rooter Inc. ........................................        93,562
   7,001 Ruby Tuesday Inc.........................................       145,270
  24,863 Ruddick Corp. ...........................................       320,111
  55,055 Ryans Family Steak Houses Inc.+..........................       461,085
  23,487 Rykoff-Sexton+...........................................       346,433
  34,797 Safety-Kleen Corp.+......................................       600,248
  27,837 Savoy Pictures Entertainment Inc.+.......................        97,429
  16,890 Scotts Co., Class A Shares+..............................       316,687
  81,092 Service Merchandise Inc.+................................       375,050
  33,393 Shoney's Inc.+...........................................       304,711
 148,459 Shopko Stores Inc. ......................................     2,264,000
  11,655 Showbiz Pizza Time Inc.+.................................       180,652
   9,748 Showboat Inc. ...........................................       193,741
   6,259 Sports & Recreation Inc.+................................        57,113
  10,132 Sports Authority Inc.+...................................       241,901
  17,488 Storage USA Inc. ........................................       568,360
   7,296 Strawbridge & Clothier Co., Series A.....................       131,328
 150,000 Super Food Services Inc. ................................     1,781,250
  15,679 True North Communications Inc. ..........................       301,820
  16,605 Tuboscope Vetco International Corp.+.....................       207,562
   9,543 Unifirst Corp. ..........................................       195,631
  13,800 Valassis Communications Inc.+............................       210,450
  11,594 Value City Department Stores Inc.+.......................       113,041
  17,197 Valuevision International Inc., Class A Shares+..........        98,882
  23,300 Waban Inc.+..............................................       495,125
   8,665 World Color Press Inc.+..................................       189,546
  22,306 Zale Corp.+..............................................       404,296
--------------------------------------------------------------------------------
                                                                      41,019,920
--------------------------------------------------------------------------------
 ENERGY -- 4.2%
   8,000 ACX Technologies Inc.+...................................       134,000
   1,100 Aquila Gas Pipeline Corp. ...............................        13,475
  17,536 Arcadian Corp. ..........................................       385,792
   6,204 Ashland Coal Inc. .......................................       146,569
  24,204 Atlantic Energy Inc.+....................................       429,621
   8,655 Belden & Blake Corp.+....................................       177,427
  15,853 Cabot Oil & Gas Corp., Class A Shares....................       247,703
   5,825 Caere Corp.+.............................................        52,242
  11,800 Camco International Inc. ................................       399,725
   5,100 Capsure Holdings Corp. ..................................        90,525
   4,200 Cascade Corp. ...........................................        49,350
   2,800 Crown Central Petroleum Corp., Class A Shares+...........        39,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 ENERGY -- 4.2% (CONTINUED)
   9,400 Destec Energy Inc.+......................................  $    124,550
 113,424 Diamond Shamrock Inc. ...................................     3,104,982
   1,282 DII Group, Inc.+.........................................        37,498
   7,985 Dravo Corp.+.............................................       111,790
  16,200 Eastern Enterprises......................................       593,325
   6,136 Getty Petroleum Corp. ...................................        89,739
  18,600 Helmerich & Payne Inc. ..................................       734,700
   1,455 Hondo Oil & Gas Co.+.....................................        22,188
  26,800 KCS Energy Inc. .........................................       844,200
  23,336 Kelley Oil & Gas Corp.+..................................        62,715
  15,333 Keystone International...................................       308,576
   3,316 Landmark Graphics Corp.+.................................        98,651
   6,439 Louis Dreyfus Natural Gas Corp.+.........................        85,316
  18,097 Magnetek Inc.+...........................................       187,756
  39,098 Mesa Inc.+...............................................       161,279
  20,340 Mitchell Energy & Development+...........................       381,375
   5,845 North Carolina Natural Gas Corp. ........................       170,235
   5,813 Nuevo Energy Co.+........................................       217,260
   4,000 NUI Corp. ...............................................        75,000
   3,629 Oceaneering International Inc.+..........................        62,146
 196,388 Offshore Logistics Inc.+.................................     2,454,850
  26,066 Ogden Corp.+.............................................       511,545
  28,862 Parker & Parsley Petroleum Co. ..........................       714,334
  42,917 Parker Drilling Co.+.....................................       300,419
  13,306 Petroleum Heat & Power Inc., Class A Shares..............        89,815
  35,237 Quaker State Corp. ......................................       559,387
  27,079 Seagull Energy Corp.+....................................       487,422
   8,691 Seitel Inc.+.............................................       321,567
  20,600 Sierra Pacific Resources.................................       525,300
  27,791 Snyder Oil Corp. ........................................       274,436
  11,116 Southeastern Michigan Gas Enterprises Inc. ..............       191,751
   4,983 Tejas Gas Corp.+.........................................       173,159
  24,025 Tesoro Petroleum Corp.+..................................       306,318
     700 Tom Brown Inc. ..........................................        11,200
   9,972 Westcorp, Inc. ..........................................       209,412
  15,383 Western Gas Resource Inc. ...............................       221,130
 186,150 Zeigler Coal Holdings Co. ...............................     2,792,250
--------------------------------------------------------------------------------
                                                                      19,783,205
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 17.6%
   9,600 Albank Financial Corp. ..................................       279,600
  69,100 Alex Brown Inc. .........................................     3,455,000
  25,361 Alexander & Alexander....................................       399,435
   7,300 Alfa Corp. ..............................................        83,950
   6,400 Allied Group Inc. .......................................       246,400
   2,900 Amcore Financial Inc. ...................................        58,000
   7,129 Amerco+..................................................       219,216
  90,900 American Bankers Insurance Group Inc. ...................     4,317,929
     600 American Financial Enterprises...........................        13,650
   3,000 American Heritage Life Investment Corp. .................        58,125
   8,022 American Travelers Corp.+................................       249,684
   7,263 AMRESCO Inc. ............................................       173,404
   5,400 Amvestors Financial Corp.+...............................        78,975
   3,650 Arbatax International Inc.+..............................        19,710
   6,369 Arthur J. Gallagher......................................       216,546
  15,600 Astoria Financial Corp. .................................       418,275

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 17.6% (CONTINUED)
   3,800 Avatar Holdings Inc.+....................................  $    121,125
  10,100 Baldwin & Lyons Inc., Class B Shares.....................       187,481
 115,000 Bankers Life Holdings Co. ...............................     2,817,500
   4,100 Bay View Capital Corp. ..................................       151,700
  10,000 BHC Financial Inc. ......................................       142,500
   1,442 BOK Financial Corp.+.....................................        31,003
   7,600 Capital Re Corp. ........................................       288,800
   1,200 Capital Southwest Corp.+.................................        76,500
   2,100 Capitol American Financial Corp. ........................        73,762
 193,050 Capstead Mortgage Corp. .................................     4,029,919
  12,700 Cash America International Inc. .........................        88,900
   8,300 CCB Financial Corp. .....................................       441,975
   9,500 Center Financial Corp. ..................................       236,312
   1,700 Chemical Financial Corp. ................................        56,950
   3,500 Chittenden Corp. ........................................        82,250
  28,500 City National Corp. .....................................       502,312
  13,100 Coast Savings Financial Inc.+............................       404,462
  24,681 Commerce Group Inc. .....................................       515,215
   6,987 Conseco Inc.+............................................       293,454
   3,200 CPB Inc. ................................................        97,600
   1,100 Delphi Financial Group Inc., Class A Shares+.............        33,000
  22,773 Deposit Guaranty Corp. ..................................     1,050,405
   3,360 Downey Financial Corp. ..................................        82,740
  84,700 Eaton Vance Corp. .......................................     3,250,363
   6,400 Enhance Financial Services Group Inc. ...................       184,000
   3,900 Executive Risk Inc. .....................................       134,062
   6,000 F&M National Corp. ......................................       108,750
  15,711 FNB Corp. ...............................................       377,064
   5,500 Fidelity National Financial Corp. .......................        83,187
  24,296 Financial Security Assurance Holdings Ltd. ..............       695,473
   2,640 Financial Trust Corp. ...................................        70,620
  14,995 First American Financial Corp. ..........................       477,965
  10,700 First Commercial Corp. ..................................       331,700
   6,761 First Commonwealth Financial Corp. ......................       125,923
   1,211 First Financial Corp., Indiana...........................        37,843
 162,362 First Financial Corp., Wisconsin.........................     3,856,098
  17,337 First Indiana Corp. .....................................       400,918
     315 First Source Corp. ......................................         6,851
  23,100 Firstmerit Corp .........................................       693,000
   5,972 Foremost Corp. ..........................................       326,220
   8,000 Fort Wayne National Corp., Indiana.......................       254,000
  18,630 Franchise Financial Corp. ...............................       442,462
 147,147 Fremont General Corp. ...................................     3,991,362
   3,080 Frontier Insurance Group Inc. ...........................       120,120
  10,010 Fulton Financial Corp. ..................................       190,190
   3,270 Fund American Enterprises Holdings Inc. .................       301,248
  30,200 Glendale Federal Bank+...................................       536,050
   9,600 Great Financial Corp. ...................................       272,400
  12,577 Hancock Holding Co. .....................................       465,349
   3,900 Harleysville Group Inc. .................................        97,500
   6,382 Harleysville National Corp., Pennsylvania................       153,168
     300 Heritage Financial Services Inc. ........................         6,412
  20,031 Home Beneficial Corp., Class B Shares....................       503,278
  18,151 Horace Mann Educators Corp. .............................       623,940
   3,100 HUBCO Inc.+..............................................        64,325
   6,800 Integon Corp. ...........................................       138,550

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 17.6% (CONTINUED)
 129,458 Inter-Regional Financial Group Inc. .....................  $  3,446,819
     252 Investors Financial Services, Class A Shares.............         5,701
   1,200 Irwin Financial Corp. ...................................        49,350
  12,900 JDN Realty Corp. ........................................       301,537
   9,158 Jefferies Group Inc. ....................................       277,029
   8,700 Jefferson Bankshares Inc. ...............................       201,187
  16,400 John Alden Financial Corp. ..............................       328,000
   6,400 JSB Financial Inc. ......................................       212,000
   4,674 Kansas City Life Insurance Co. ..........................       252,688
  25,800 Keystone Financial Inc. .................................       632,100
   5,500 Leader Financial Corp. ..................................       273,625
  13,791 Legg Mason Inc. .........................................       418,901
  10,800 Liberty Corp. ...........................................       371,250
   8,475 Liberty Financial Companies..............................       258,487
  11,200 Life USA Holding Inc.+...................................        99,400
   7,857 Life Re Corp. ...........................................       243,567
  13,400 Lone Star Technologies+..................................       219,425
  12,400 Magna Group Inc. ........................................       308,450
   7,737 MAIC Holdings, Inc.+.....................................       251,452
   1,600 McDonald & Co. Investments Inc. .........................        31,800
  55,138 McGrath Rent Corp. ......................................     1,392,235
  11,001 Mercer International Inc.+...............................       165,015
   9,170 Mid Am Inc. .............................................       173,083
   4,700 MMI Companies Inc. ......................................       150,400
 119,700 Morgan Keegan Inc. ......................................     1,496,250
  11,208 National Auto Center Inc.+...............................       128,892
  12,604 National Re Corp. .......................................       663,285
  87,600 North American Mortgage..................................     1,500,150
     600 NYMAGIC Inc. ............................................        11,250
   9,800 Oasis Residential Inc. ..................................       214,375
   3,900 Omega Financial Corp. ...................................       125,775
  79,049 Orion Capital Corp. .....................................     3,972,212
   4,983 PEC Israel Economic Corp.+...............................        87,825
  11,009 Penncorp Financial Group Inc. ...........................       335,774
   3,697 Peoples First Corp. .....................................        81,796
  17,500 Peoples Heritage Financial Group Inc. ...................       385,000
  21,400 PHH Corp. ...............................................       617,925
  22,157 Phoenix Duff & Phelps Co. ...............................       141,250
   6,843 Pikeville National Corp. ................................       146,269
 150,000 Pioneer Financial Services Inc. .........................     2,456,250
   9,728 Piper Jaffray Inc. ......................................       115,520
  20,570 Presidential Life Corp. .................................       200,557
  19,995 Price Enterprises Inc. ..................................       319,920
  16,485 Primark Corp.+...........................................       492,489
 107,257 PXRE Corp. ..............................................     2,493,725
 119,195 Raymond James Financial Inc. ............................     2,771,284
   7,289 Reinsurance Group of America.............................       292,471
  34,300 Reliance Group Holdings Inc. ............................       270,112
   8,536 Resource Bankshares Manufacturing Group Inc. ............       104,578
   3,326 Rightchoice Managed Care Inc., Class A Shares+...........        37,001
   3,310 RLI Corp. ...............................................        82,336
  26,389 Roosevelt Financial Group Inc. ..........................       465,106
  97,620 Scotsman Industries Inc. ................................     2,086,627
   4,213 Seafield Capital Corp. ..................................       148,508
  10,292 Security Capital Corp., Wisconsin+.......................       622,666
   8,978 Security-Connecticut Corp. ..............................       271,584

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 17.6% (CONTINUED)
  12,879 Selective Insurance Group Inc. ..........................  $    415,347
  10,513 Shurgard Storage Centers Inc., Class A Shares............       261,510
  18,738 Standard Financial Inc. .................................       304,492
     983 Student Loan Corp. ......................................        32,561
   9,700 Thornberg Mortgage Asset.................................       158,837
   9,230 TR Financial Corp. ......................................       261,901
  10,057 Trans Financial Inc. ....................................       186,054
   7,552 Transnational Re Corp., Class A Shares...................       185,968
   5,443 Trenwick Group Inc. .....................................       289,839
   5,725 Trust Co. of New Jersey..................................        81,581
  20,332 Trustmark Corp. .........................................       437,138
  11,004 UMB Financial Corp. .....................................       407,148
   2,632 United Wisconsin Services Inc. ..........................        72,709
 185,000 US Facilities............................................     3,145,000
  15,304 UST Corp. ...............................................       241,038
  11,891 Vallicorp Holdings Inc. .................................       190,256
   9,571 Vesta Insurance Group Inc. ..............................       369,679
  10,767 Washington National Corp. ...............................       312,243
  21,300 Wellsford Residential Property Trust.....................       460,612
   3,956 White River Corp.+.......................................       225,492
   8,553 Whitney Holding Co. .....................................       263,004
   6,700 W.R. Berkley.............................................       304,850
  11,311 Zenith National Insurance Corp. .........................       305,397
--------------------------------------------------------------------------------
                                                                      83,529,074
--------------------------------------------------------------------------------
 HEALTHCARE -- 3.9%
  14,600 Acuson+..................................................       198,925
   8,310 Advanced Technology Labs Inc.+...........................       255,013
   7,417 Alpharma, Inc. ..........................................       116,817
   2,900 AMLI Residential Property Trust..........................        59,450
   8,383 Amerisource Health Corp., Class A Shares+................       319,601
  18,700 Avalon Properties Inc. ..................................       427,762
   1,100 Bacou USA Inc.+..........................................        18,975
 110,000 Bergen Brunswig Corp., Class A Shares....................     3,066,250
 174,300 Bindley Western Industries Inc. .........................     3,093,825
   5,761 Bio Rad Labs Inc., Class A Shares+.......................       161,308
  11,321 Block Drug Inc., Class A Shares..........................       503,784
   8,456 CellPro Inc.+............................................       126,840
   2,300 Chemed Corp. ............................................        85,387
   1,700 Coastal Physician Group Inc.+............................         8,500
  33,100 Community Psychiatric Centers+...........................       264,800
   7,656 Cor Therapeutics+........................................        75,124
   6,000 Datascope Corp.+.........................................       106,500
  11,300 FoxMeyer Health Corp.+...................................        45,200
  10,391 GranCare Inc.+...........................................       203,923
  72,300 Health Images Inc. ......................................       768,188
  29,818 Horizon/CMS Healthcare Corp.+............................       372,725
   9,700 Immulogic Pharmaceutical Corp.+..........................        78,812
 121,175 Integrated Health Services Inc. .........................     2,787,025
  53,993 Laboratory Corp. of America+.............................       215,972
   2,363 Living Centers America Inc.+.............................        63,210
  19,825 Mariner Health Group Inc.+...............................       356,850
  14,212 Marquette Medical System+................................       243,380
  21,300 Merry Land & Investment..................................       471,262
   8,700 National Health Investor+................................       291,450
  11,700 NBTY Inc.+...............................................       169,650

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 HEALTHCARE -- 3.9% (CONTINUED)
  39,053 NovaCare Inc.+...........................................  $    351,477
   6,521 NPC International Inc. ..................................        54,613
  10,100 Omega Healthcare Investors Inc. .........................       289,112
   7,600 Paragon Trade Brands Inc.+...............................       157,700
   1,186 PDT Inc.+................................................        41,510
  27,945 Perrigo Co.+.............................................       254,998
  16,233 Physician Corp. of America+..............................       215,087
  25,911 Playtex Products Inc.+...................................       213,765
   4,157 Roberts Pharmaceuticals Corp.+...........................        73,267
  37,821 Scios-Nova Inc.+.........................................       217,470
   7,986 Smiths Food & Drug Centers Inc., Class B Shares..........       235,587
  11,622 Spacelabs Med Inc.+......................................       246,967
  20,470 Sun Healthcare Group Inc.+...............................       276,345
   9,254 Sunrise Medical Inc.+....................................       151,534
     921 Systemix Inc.+...........................................        14,275
  18,073 Universal Health Services Inc., Class B Shares+..........       460,861
  11,341 West Inc.+...............................................       283,525
--------------------------------------------------------------------------------
                                                                      18,494,601
--------------------------------------------------------------------------------
 REAL ESTATE -- 5.8%
   8,700 Allied Capital Commercial................................       195,750
 163,200 American Health Properties, Inc. ........................     3,570,000
   7,900 Apartment Investment & Management........................       161,950
     400 Associated Estates Realty+...............................         8,350
   7,700 Bay Apartment Community Inc. ............................       215,600
  15,600 Beacon Properties Corp. .................................       425,100
  16,100 Berkshire Realty Co. ....................................       156,975
   8,300 Bradley Real Estate Inc. ................................       133,837
  17,000 BRE Properties, Class A Shares+..........................       333,625
   2,500 Bristol Hotel Co.+.......................................        68,437
  10,900 Burnham Pacific Property Inc. ...........................       133,525
   8,800 Cali Realty Corp. .......................................       221,100
   9,300 Camden Property Trust....................................       237,150
   5,817 Castle & Cooke Inc.+.....................................        88,709
  11,500 CBL & Associates Property................................       264,500
   2,400 Centerpoint Properties+..................................        64,200
  14,623 Centex Corp.+............................................       469,763
   7,200 Chelsea GCA Realty+......................................       209,700
  11,200 Colonial Properties Trust................................       281,400
   7,400 Columbus Realty Trust....................................       143,375
   7,200 Commercial Net Lease Realty Inc. ........................        99,900
  14,400 Cousins Properties Inc. .................................       329,400
  13,000 Cresent Real Estate Equities.............................       529,750
  19,400 Criimi Mae Inc. Maryland.................................       210,975
  15,800 Crocker Realty Trust Inc. ...............................       173,800
  15,300 Crown American Realty....................................       126,225
  27,600 CWM Mortgage Holding Inc. ...............................       507,150
   6,100 Developers Divers Realty+................................       199,775
  17,800 Duke Realty Investment...................................       565,150
  11,500 Evans Withycombe Residential.............................       241,500
   8,400 Excel Realty Trust Inc. .................................       183,750
  18,600 Federal Realty Investors.................................       437,100
  15,200 First Industrial Realty..................................       374,300
   9,700 Gables Residential Trust.................................       232,800
 173,900 Glimcher Realty Trust....................................     3,238,888
   2,800 Health Care Invest Inc. .................................        94,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 REAL ESTATE -- 5.8% (CONTINUED)
   8,900 Health Care Real Estate Investment Trust Inc. ...........  $    199,137
   7,600 Healthcare Realty Trust..................................       175,750
  16,400 Highwoods Properties Inc. ...............................       487,900
   6,800 Horizon Group Inc. ......................................       142,800
  16,300 IRT Property.............................................       150,775
   7,800 JP Realty Inc. ..........................................       165,750
   6,100 Kimco Realty Corp.+......................................       176,900
   9,900 Koger Equity Inc.+.......................................       155,925
  17,900 Liberty Property Trust...................................       382,612
  11,700 LTC Properties Inc. .....................................       190,125
  15,600 Manufactured Home Communities............................       290,550
   4,800 Meridian Industrial Trust+...............................        84,600
   7,300 MGI Properties Inc. .....................................       134,137
   6,600 Mid-America Apartment Communities Inc. ..................       159,225
  13,000 National Golf Properties, Inc. ..........................       352,625
  19,800 Nationwide Health Properties.............................       440,550
   9,400 Paragon Group Inc. ......................................       146,875
   7,500 Patriot American Hospitality+............................       228,750
  28,300 Public Storage Inc. .....................................       608,450
   5,200 The Price Real Estate Investment Trust Inc. .............       166,400
  14,700 Realty Income Corp. .....................................       328,912
   4,400 Reckson Associates Realty+...............................       155,650
   4,000 Redwood Trust Inc.+......................................       109,000
   5,800 Regency Realty Corp. ....................................       122,525
  13,000 Resource Mortgage Capital................................       321,750
  15,500 RFS Hotel Investors Inc. ................................       248,000
  10,311 Roc Communities Inc. ....................................       247,464
   5,400 Saul Centers Inc. .......................................        69,525
 233,000 Southwest Property Trust.................................     3,058,125
   9,800 Storage Trust Realty.....................................       214,375
   8,800 Summit Properties Inc. ..................................       168,300
   8,300 Sun Communities Inc. ....................................       235,512
  19,500 Taubman Centers Inc. ....................................       212,062
   9,600 Town & Country Trust.....................................       135,600
   7,800 Trinet Corporate Realty..................................       245,700
  34,400 United Dominion Realty...................................       468,700
   5,300 Universal Health Realty Inc. ............................       100,037
   4,500 Urban Shopping Centers Inc. .............................       111,937
  15,038 Walden Residential Properties, Inc. .....................       310,158
  16,152 Walter Industries+.......................................       216,033
   5,800 Washington Real Estate Investment Trust+.................        92,075
   9,300 Weingarten Realty Investors..............................       367,350
  10,800 Western Investment Real Estate...........................       135,000
--------------------------------------------------------------------------------
                                                                      27,441,985
--------------------------------------------------------------------------------
 TECHNOLOGY -- 5.6%
  25,791 American Business Products Inc. .........................       525,491
   7,890 Amtrol Inc. .............................................       215,249
   4,300 Analogic Corp. ..........................................       108,575
   4,054 Antec Corp.+.............................................        56,249
   3,074 Associated Group Inc.+...................................       101,442
  11,600 Augat Inc. ..............................................       221,850
  11,527 BancTec Inc.+............................................       224,776
  17,000 Borland International Inc.+..............................       131,750
   4,900 Brooktree Corp.+.........................................        72,887
   9,847 Burr-Brown Corp.+........................................       189,554

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                          SECURITY                              VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 5.6% (CONTINUED)
  10,830 California Microwave+...................................   $    158,388
  45,312 Coltec Industries+......................................        679,680
 100,000 Computer Data System....................................      2,212,500
 160,000 Dallas Semiconductor....................................      3,040,000
  26,400 Data General Corp.+.....................................        297,000
 100,000 Ennis Business Forms Inc. ..............................      1,075,000
   3,200 Evans & Sutherland Computer+............................         73,600
  14,014 Ferro Corp. ............................................        366,115
   4,501 Fluke Corp. ............................................        160,910
  19,840 FSI International+......................................        213,280
  24,113 FTP Software Inc.+......................................        186,875
   2,069 General Magic Inc.+.....................................          8,534
   5,233 GenRad, Inc.+...........................................         77,186
   6,601 Genus Inc.+.............................................         44,556
  15,260 Gerber Scientific Inc. .................................        211,732
  16,100 Global Industrial Technology+...........................        309,925
     633 Hutchinson Technology Inc.+.............................         23,658
   3,400 InaCom Corp.+...........................................         91,800
  16,023 Information Resources, Inc.+............................        202,290
 156,000 Innovex Inc. ...........................................      2,593,500
  19,250 Integrated Device Technologies+.........................        175,656
   6,466 Integrated Silicon Solutions+...........................         57,385
  33,700 Intergraph Corp.+.......................................        307,512
 192,562 Lincoln Telecommunications..............................      2,984,711
   6,465 Logicon Inc.+...........................................        191,525
 150,000 MacNeal Schwendler Corp. ...............................      1,293,750
   5,144 Marshall Industries+....................................        153,034
   4,971 McWhorter Technologies Inc.+............................         88,856
  50,000 Mentor Graphics Corp.+..................................        684,375
  12,327 Minerals Technologies Inc. .............................        469,966
 176,467 MTS Systems Corp. ......................................      3,264,640
  16,113 Orbital Sciences Corp.+.................................        290,034
   4,827 Park Electrochemical Corp. .............................         87,489
   8,600 Post Properties Inc. ...................................        308,525
  16,895 Sequent Computer Systems Inc.+..........................        190,068
   4,159 Silicon Graphics+.......................................         96,696
   8,967 Silicon Valley Group Inc.+..............................        162,526
   8,908 Southern Union Co.+.....................................        187,068
  11,836 Standard Microsystems Corp.+............................        150,909
  12,510 Standard Register Co. ..................................        342,461
  19,736 Stratus Computer Inc.+..................................        370,050
   5,932 Syratech Corp.+.........................................        135,694
   5,861 Tech System Corp.+......................................        162,642
   9,172 Telxon Corp. ...........................................        107,771
   5,000 Tracor Inc.+............................................         96,875
   6,347 VLSI Technology+........................................         88,858
   3,863 Wall Data Inc.+.........................................         95,609
   7,300 Watkins Johnson Co. ....................................        146,000
  10,664 Zero Corp. .............................................        215,946
--------------------------------------------------------------------------------
                                                                      26,780,983
--------------------------------------------------------------------------------
 TRANSPORTATION -- 2.3%
  12,800 Airborne Freight Corp. .................................        302,400
  37,086 Alaska Air Group Inc.+..................................        783,441
  26,821 America West Airlines Inc., Class B Shares+.............        358,730
 130,577 APL Ltd. ...............................................      3,084,881

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 TRANSPORTATION -- 2.3% (CONTINUED)
   2,400 Arnold Industries Inc. ..................................  $     37,800
  35,600 Greyhound Lines Inc.+....................................       117,925
   5,300 Harper Group Inc. .......................................       102,025
  18,600 Kirby Exploration Inc.+..................................       302,250
  16,862 J.B. Hunt Transportation Services Inc. ..................       305,623
   7,808 M.S. Carriers Inc.+......................................       169,824
  21,000 Omi Corp.+...............................................       168,000
  56,000 Oshkosh Truck Corp., Class B Shares......................       679,000
  18,804 Overseas Shipholding Group Inc. .........................       352,575
   8,077 Pittston Burlington......................................       154,472
  34,148 Rollins Truck Leasing Corp. .............................       405,507
 130,000 Sea Containers Ltd., Class A Shares......................     2,437,500
  19,636 US Freightways Corp. ....................................       407,447
  18,928 Werner Enterprises Inc. .................................       331,240
   7,697 XTRA Corporation.........................................       333,857
  22,965 Yellow Corp.+............................................       307,156
--------------------------------------------------------------------------------
                                                                      11,141,653
--------------------------------------------------------------------------------
 UTILITIES -- 7.6%
   3,200 Aquarion Co. ............................................        82,800
  24,588 ATG Resources Inc. ......................................       497,907
  10,600 Atmos Energy Corp. ......................................       242,475
   3,900 Bay State Gas Co. .......................................       106,275
   4,400 Black Hills Corp. .......................................       110,000
   2,000 California Water Service Co. ............................        71,500
  71,800 Central Hudson Gas & Electric Corp. .....................     2,162,975
  17,400 Central Louisiana Electric Inc. .........................       458,925
  23,800 Central Maine Power Co. .................................       288,575
   8,500 CILCORP Inc. ............................................       359,125
  35,480 Citizens Utilities Co., Series B+........................       416,898
  13,084 Colonial Gas Co. ........................................       314,016
  99,935 Commonwealth Energy Systems Cos. ........................     2,335,981
   1,400 Connecticut Energy Corp. ................................        28,000
   5,400 Connecticut Natural Gas Corp. ...........................       121,500
 113,278 Eastern Utilities Association............................     1,826,608
  18,070 El Paso Electric Co.+....................................       102,773
   5,200 Empire District Electric Co. ............................        92,300
  98,752 Energen Corp. ...........................................     2,320,672
 103,400 IES Industries Inc. .....................................     3,438,050
   9,900 Indiana Energy Inc. .....................................       251,212
  12,258 Insituform Technology, Class A Shares+...................        94,999
   3,015 Interim Services Inc.+...................................       122,861
   7,500 Interstate Power Co. ....................................       229,687
  17,575 KN Energy Inc. ..........................................       604,140
   6,100 Laclede Gas Co. .........................................       142,587
   6,900 Madison Gas & Electric Co. ..............................       158,700
  14,192 Minnesota Power & Light..................................       381,410
  20,000 MDU Resources Group Inc. ................................       437,500
  21,019 Nevada Power.............................................       433,516
   7,000 New Jersey Resource Corp. ...............................       200,375
   7,200 Northwest Natural Gas Co. ...............................       255,600
   9,071 Northwestern Public Service Co. .........................       260,791
  20,886 ONEOK Inc. ..............................................       571,754
   8,900 Orange & Rockland Utilities Inc. ........................       317,062
  10,263 Otter Tail Power Co. ....................................       328,416
   4,343 Pennsylvania Enterprises Inc. ...........................       180,234

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS


   SHARES                          SECURITY                           VALUE
-------------------------------------------------------------------------------

 UTILITIES -- 7.6% (CONTINUED)
     18,360 Pentair Inc. ........................................  $    500,310
      8,166 Philadelphia Suburban Corp. .........................       134,739
     17,164 Piedmont Natural Gas Inc. ...........................       424,809
     33,440 Public Service Co. of New Mexico.....................       652,080
      8,510 Public Service Co. of North Carolina Inc. ...........       145,733
     95,000 Rochester Gas & Electric Co. ........................     1,769,375
     10,491 Sigcorp, Inc. .......................................       371,119
      7,042 South Jersey Industries..............................       162,846
     66,894 Southern California Water Co. .......................     1,471,668
     25,907 Southwest Gas Corp. .................................       463,087
     22,092 Southwestern Energy Co. .............................       339,664
     11,461 TNP Enterprises Inc. ................................       267,900
     30,637 UGI Corp. ...........................................       716,139
     11,307 United Cities Gas Co. ...............................       244,513
     60,842 United Illuminating Co. .............................     2,106,654
     21,929 United Water Resources...............................       359,087
     25,671 Washington Energy Co. ...............................       497,375
     17,065 Washington Gas Light Co. ............................       373,296
     15,351 WICOR Inc. ..........................................       550,717
    160,000 World Fuel Services Corp. ...........................     2,760,000
     14,014 WPL Holdings Inc. ...................................       427,427
     20,119 WPS Resource Corp. ..................................       628,718
     25,700 Yankee Energy Systems Inc. ..........................       571,825
-------------------------------------------------------------------------------
                                                                     36,287,280
-------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (Cost -- $424,680,833)...........   467,189,567
-------------------------------------------------------------------------------
    FACE
   AMOUNT                          SECURITY                           VALUE
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.6%
 $7,598,000 Chase Manhattan Bank, 5.188% due 9/3/96; Proceeds at
            maturity -- $7,602,380;
            (Fully collateralized by U.S. Treasury Bill due
            10/17/96;
            Market value -- $7,753,143) (Cost -- $7,598,000).....     7,598,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS (Cost -- $432,278,833**)...........  $474,787,567
-------------------------------------------------------------------------------

+ Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                           [PIE CHART APPEARS HERE]

                         CLASSIFICATION OF INVESTMENTS

                                Banking 8.1%

                           Basic Industries 15.3%

                             Capital Goods 9.3%

                  Consumer Durables and Non-Durables 10.1%

                           Consumer Services 8.6%

                          Financial Services 17.6%

                          Other Common Stocks 16.0%

                              Real Estate 5.8%

                          Repurchase Agreement 1.6%

                               Utilities 7.6%

                      SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 COMMON STOCKS -- 99.2%
 BASIC INDUSTRIES -- 6.6%
   5,400 ABC Rail Products Corp.+.................................  $    112,725
   6,600 Allied Products Corp. ...................................       170,775
   6,300 Alltrista Corp.+.........................................       141,750
   9,000 A.M. Castle & Co. .......................................       200,250
   5,700 American Homestar Corp.+.................................       133,950
   4,400 Atwood Oceanics Inc.+....................................       204,600
   3,900 Augat Inc. ..............................................        74,588
  14,700 Authentic Fitness Corp. .................................       194,775
  14,300 Berry Petroleum Co., Class A Shares......................       159,088
  20,400 Boyd Gaming Corp.+.......................................       237,150
   4,350 Butler Manufacturing Co. ................................       130,500
  16,600 Caraustar Industries Inc. ...............................       493,850
  10,600 Cavalier Homes Inc. .....................................       204,050
  30,600 Champion Enterprises Inc.+...............................       581,400
   7,300 Chase Brass Industries Inc.+.............................       122,275
   8,200 Chesapeake Corp. ........................................       200,900
   5,600 Church & Dwight Co. .....................................       118,300
  98,800 Chyron Corp.+............................................       432,250
  10,500 Clarcor Inc. ............................................       225,750
  22,619 Crompton & Knowles+......................................       339,285
   7,300 Digicon Inc.+............................................        91,250
   6,000 First Mississippi Corp. .................................       161,250
  12,000 Freeport McMoRan Inc. ...................................       412,500
   1,927 Furon Co. ...............................................        42,394
  18,700 G & K Services Inc. .....................................       556,325
  46,900 Gaylord Container Corp., Class A Shares+.................       340,025
   2,200 Geon Co. ................................................        48,950
  24,276 Getchell Gold Corp.+.....................................     1,062,075
   5,800 Handy & Harman...........................................       101,500
  59,700 Harken Energy Corp.+.....................................       164,175
  11,800 Hecla Mining Co.+........................................        81,125
  33,600 Hexcel Corp.+............................................       592,200
  13,400 Interim Services, Inc.+..................................       546,050
   7,100 Knickerbocker L.L. Co.+..................................        75,438
  13,800 Lawter International Inc. ...............................       163,875
   2,000 Learonal Inc. ...........................................        43,500
   5,300 Lilly Industries Inc., Class A Shares....................        84,138
  10,600 Littelfuse Inc.+.........................................       392,200
   4,600 Liqui Box Corp. .........................................       135,700
  11,300 Lomak Petroleum..........................................       142,663
   1,400 Macdermid Inc.+..........................................        96,600
  11,100 Material Sciences Corp.+.................................       177,600
   6,500 Medusa Corp. ............................................       193,375
   3,800 Mohawk Industries Inc.+..................................        87,163
   4,266 Mosinee Paper Corp. .....................................       120,515
  16,500 Mycogen Corp.+...........................................       262,969
 162,200 Nautica Enterprises Inc.+................................     4,298,300
  10,310 Newpark Research Inc.+...................................       372,449
   5,300 NL Industries Inc.+......................................        58,300
   4,300 Nuevo Energy+............................................       160,713
   3,600 Glatfelter P.H. Co.+.....................................        65,700
   8,200 Precision Castparts Corp. ...............................       400,775
   5,400 Quiksilver Inc.+.........................................       126,900
  11,100 Royal Gold Inc.+.........................................       149,850
   7,300 Seacor Holdings Inc.+....................................       332,150

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 BASIC INDUSTRIES -- 6.6% (CONTINUED)
  11,400 Shorewood Packaging Corp.+...............................  $    193,800
  14,800 Solv-Ex Corp. ...........................................       172,050
  91,500 St. John Knits Inc. .....................................     3,648,563
   7,500 Stein Mart Inc.+.........................................       156,563
   3,700 Stepan Co. ..............................................        64,288
  12,400 Stillwater Mining Co.+...................................       254,200
 125,300 Sunshine Mining & Refining Co.+..........................       156,625
   9,400 Swift Energy Co. ........................................       233,825
   5,000 Sybron Chemical Inc.+....................................        78,750
  14,900 Synetic Inc.+............................................       487,975
   4,000 TransTexas Gas Corp. ....................................        44,000
  13,000 Triangle Pacific Corp.+..................................       282,750
  39,300 20th Century Industries+.................................       584,588
  15,446 Uni First Corp.+.........................................       316,643
 222,900 United Waste Systems+....................................     6,575,550
   7,500 US Can Corp.+............................................       113,438
   9,100 Valspar Corp. ...........................................       429,975
  15,000 Varco International+.....................................       241,875
   7,500 Watsco Inc. .............................................       146,250
  25,375 Wausau Paper Mills Co. ..................................       453,578
   5,000 WD 40 Co. ...............................................       227,500
   9,100 Weeks Corp. .............................................       260,488
   4,700 Wet Seal Inc., Class A Shares............................       171,550
  17,100 W.H. Brady Co. ..........................................       389,025
  10,400 Wolverine Tube Inc.+.....................................       426,400
   8,531 Zeigler Coal Holdings Co.+ ..............................       127,965
--------------------------------------------------------------------------------
                                                                      32,857,117
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 8.4%
   7,600 ABT Building Products Co.+...............................       159,600
  14,000 Actel Corp.+.............................................       224,000
   4,000 AG-Chem Equipment Co.+ ..................................        65,000
  15,300 Air & Water Technologies Corp., Class A Shares+..........       128,138
   4,300 Alamo Group Inc. ........................................        63,425
  11,500 Alliance Entertainment Corp.+............................        64,688
  19,500 Alliance Semiconductor+..................................       121,875
   3,400 American Buildings Co.+..................................        88,613
   8,400 American Telecasting Inc.+...............................        84,000
  23,400 Ametek Inc. .............................................       453,375
  21,000 Ampex Corp., Class A Shares+.............................       156,188
   5,400 Ancor Communications Inc.+...............................        69,525
  25,500 Anixter+.................................................       392,063
  11,400 APS Holding Corp.+.......................................       319,200
  10,720 Apogee Enterprises+......................................       367,160
   8,200 Aptargroup Inc. .........................................       287,000
   9,000 Armco Inc.+..............................................        39,375
   7,650 Baldor Electric Co. .....................................       158,738
  16,700 Belden Inc. .............................................       452,988
   8,700 Blount Inc., Class A Shares..............................       297,975
  94,900 Blyth Industries Inc.+...................................     4,481,549
  10,200 Carlisle Cos. Inc. ......................................       525,300
   7,400 Centennial Cellular Corp., Class A Shares+...............       105,913
  18,100 Credence Systems Corp.+..................................       244,350
  15,000 Dallas Semiconductor Corp. ..............................       285,000
 121,400 DSP Communications+......................................     6,176,225
   8,400 Duriron Co. .............................................       226,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                          SECURITY                              VALUE
--------------------------------------------------------------------------------

 CAPITAL GOODS -- 8.4% (CONTINUED)
 12,700 Electroglas Inc.+.........................................  $    165,894
  8,900 Expeditors International Washington, Inc. ................       291,475
 30,600 Fedders Corp. ............................................       179,775
 14,000 Fisher Scientific International Inc. .....................       556,500
  3,600 Franklin Electric Inc. ...................................       118,350
 10,700 Gasonics International Corp.+.............................        85,600
 27,000 Gentex Corp.+.............................................       648,000
 11,900 Genus Inc.+...............................................        80,325
  8,250 Graco Inc. ...............................................       154,688
 11,500 Greenfield Industries Inc. ...............................       333,500
 12,415 Harman International Industries Inc. .....................       544,708
 80,000 Input/Output Inc.+........................................     2,830,000
 12,500 Integrated Process Equipment Corp.+.......................       190,625
 12,600 Integrated Silicon Solution Inc.+.........................       111,825
 12,297 Ionics Inc.+..............................................       530,308
  9,700 Itron Inc.+...............................................       334,650
 15,400 Kaydon Corp. .............................................       691,075
 36,800 Kemet Corp.+..............................................       625,600
 22,000 Kent Electronics Corp.+...................................       486,750
  5,900 Lawson Products Inc. .....................................       126,850
 12,300 Level One Communications Inc.+............................       264,450
  5,700 Lindsay Manufacturing Co.+................................       220,875
 18,900 Lo-Jack Corp.+............................................       200,813
 14,700 Lydall Inc.+..............................................       363,825
  9,150 Manitowac Inc. ...........................................       287,081
  2,700 Merix Corp.+..............................................        50,963
  5,800 Metricom Inc.+............................................        65,975
  3,800 Modine Manufacturing......................................        97,850
  4,200 Nichols Research Corp.+...................................       135,450
  7,100 NN Ball & Roller Inc. ....................................       106,500
 14,700 Novellus Systems Inc.+....................................       554,925
 15,200 OEA Inc. .................................................       587,100
  2,800 OHM Corp.+................................................       106,400
  6,300 Optical Coating Laboratories+.............................        89,775
  6,200 Oregon Metallurgical Corp.+...............................       184,450
 11,796 Pittway Corp., Class A Shares.............................       554,412
  6,000 Plantronics Inc.+.........................................       231,000
 11,700 Quickturn Design Systems Inc.+............................       160,875
 10,600 Redman Industries Inc.+...................................       238,500
  7,100 Regal Beloit Corp. .......................................       120,700
 14,700 Robotic Vision Systems Inc.+..............................       211,313
  5,400 Rogers Corp.+.............................................       135,000
 12,500 Roper Industries Inc. ....................................       518,750
 15,600 Sanmina Corp.+............................................       546,000
 14,400 Schweitzer Manduit International..........................       460,800
  3,900 Simula Inc.+..............................................        64,350
 10,700 Specialty Equipment Cos. Inc.+............................       139,100
  9,900 Standex International Corp.+..............................       287,100
  4,700 Stanford Telecommunications+..............................       211,500
  9,300 Strategic Distribution+...................................        44,756
  8,500 Sturm Ruger & Co. Inc. ...................................       304,938
 13,700 Symmetricom Inc.+.........................................       203,788
  7,100 Teleflex Inc. ............................................       326,600
  6,500 Tennant Co. ..............................................       145,438
  8,400 Thermotrex Corp.+.........................................       316,050
  5,649 Toll Bros Inc.+...........................................        98,151

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                          SECURITY                             VALUE
-------------------------------------------------------------------------------

 CAPITAL GOODS -- 8.4% (CONTINUED)
   3,100 Tractor Supply+.........................................  $     68,975
   3,000 Tremont Corp.+..........................................        95,625
  17,000 Trimble Navigation Ltd.+................................       306,000
   3,200 Trinova Corp.+..........................................       100,400
   4,000 Turbochef Inc.+.........................................        34,000
  15,900 Ultratech Stepper Inc.+.................................       242,475
  11,300 UNR Industries Inc.+....................................       103,113
  12,300 Uniphase Corp.+.........................................       458,175
   4,261 Valmont Industries+.....................................       132,091
  84,400 Vitesse Semiconductor Corp.+............................     2,690,250
  82,300 Waters Corp.+...........................................     2,582,163
  11,200 Wireless Telecom Group Inc.+............................       100,100
   6,500 Wyle Electronics+.......................................       209,625
  17,300 Wyman-Gordon Co. .......................................       361,138
  12,100 X-Rite Inc. ............................................       199,650
   7,500 Zoltek Cos. Inc.+.......................................       239,063
   3,300 Zygo Corp.+.............................................       112,200
-------------------------------------------------------------------------------
                                                                     41,795,157
-------------------------------------------------------------------------------
 CONSUMER DURABLES -- 5.1%
   6,000 3D Systems Corp.+.......................................        90,375
  12,800 Aaron Rents Inc., Class A Shares........................       186,400
   3,200 ACX Technologies Inc.+..................................        53,600
  20,100 Allen Group Inc. .......................................       314,063
   3,700 American Business Products..............................        75,388
   7,800 Anadigics+..............................................       249,600
   3,700 Berg Electronics Corp.+.................................        89,725
  11,500 Breed Technologies Inc. ................................       306,188
   7,300 BT Office Products International+.......................        94,900
   7,800 Bush Industries Inc. ...................................       143,325
   8,400 BWIP Inc. ..............................................       152,250
  14,000 California Amplifier Inc.+..............................       175,000
   6,700 Cannondale Corp.+.......................................       122,275
   4,700 Charter Power Systems ..................................       109,275
  62,400 Chicago Miniature Lamp Inc.+............................     1,747,200
   9,600 Cincinnati Milacron Inc. ...............................       189,600
  24,100 CML Group Inc. .........................................        99,413
   5,100 Copart Inc.+............................................        83,513
   3,100 Cort Business Services Corp.+...........................        62,000
   7,400 CP Clare Corp.+.........................................       114,700
  16,900 Department 56 Inc.+.....................................       403,488
  10,900 Donaldson Inc. .........................................       280,675
  15,200 ESS Technology, Inc.+...................................       190,000
   9,900 Etec Systems Inc. ......................................       301,950
   4,200 Exide Corp.+............................................       111,825
   8,200 Falcon Building Products................................        96,350
  15,300 Figgie International Holdings Inc., Class A Shares+ ....       206,550
   2,500 Fluke Corp. ............................................        89,375
   9,100 Foamex International Inc.+..............................       141,619
  13,800 General Magic Inc.+.....................................        56,925
  10,500 Helig Meyers+...........................................       186,375
   4,800 Holophane Corp.+........................................        73,200
  20,800 Hon Industries Inc. ....................................       733,200
  46,200 Inso Corp.+.............................................     2,367,750
  51,200 Integrated Device Technology+...........................       467,200
  11,600 Intermedia Communications Inc.+.........................       359,600
   4,900 Jabil Circuit Inc.+.....................................        60,025

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER DURABLES -- 5.1% (CONTINUED)
   6,650 Kronos Inc.+.............................................  $    197,838
   4,600 Kuhlman Corp.+...........................................        75,900
   4,300 Logicon Inc. ............................................       127,388
   5,100 LSI Industries+..........................................        85,425
  39,300 Marine Drilling Company Inc.+............................       343,875
   3,400 Matthews International Corp., Class A Shares+............       102,850
  33,400 Microchip Technology+....................................     1,227,450
   1,900 Miller Herman Inc. ......................................        71,280
   4,600 Miller Industries Inc.+..................................       154,100
  11,275 Mueller Industries Inc.+.................................       398,853
   5,000 NCI Building Systems+....................................       139,375
   5,100 New England Business Services............................        79,050
   8,900 Nimbus CD International+.................................       109,025
   3,100 Ontrak Systems Inc.+.....................................        45,338
   9,250 Palm Harbor Homes Inc.+..................................       274,031
   6,200 Perceptron Inc.+.........................................       201,500
  90,000 Rational Software Corp.+.................................     4,792,500
   5,200 Recoton Corp.+...........................................        78,000
   2,000 Reliance Steel & Aluminum................................        67,000
  11,000 RMI Titanium Co.+........................................       224,125
   6,700 Robbins & Myers Inc. ....................................       147,400
   6,800 Samsonite Corp.+.........................................       139,400
   5,700 Semitool Inc.+...........................................        68,400
   8,400 Sheldahl Inc.+...........................................       158,025
  13,500 Southern Energy Homes Inc.+..............................       175,500
   2,558 Stanhome Inc.+...........................................        65,229
  13,200 Stormedia Inc., Class A Shares+..........................       145,200
  10,500 Superior Industries International........................       246,750
   8,300 TBC Corp.+...............................................        55,506
   4,000 Thor Industries Inc. ....................................        83,500
  24,300 Top Source Technologies Inc.+............................       113,906
   2,400 Toro Co. ................................................        75,000
   5,100 Tower Automotive Inc.+...................................       122,400
   9,900 Transwitch Corp.+........................................        94,050
   4,900 Trimas Corp. ............................................       113,925
 126,750 United States Filter Corp.+..............................     3,311,344
  13,700 United Stationers Inc.+..................................       270,575
   6,400 USA Detergents Inc.+.....................................       195,200
  12,000 Winnebago Industries Inc. ...............................        97,500
  23,474 Zenith Electronics Corp.+................................       346,242
   7,100 Zytec Corp.+.............................................        69,225
--------------------------------------------------------------------------------
                                                                      25,474,077
--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 3.9%
  22,500 Apple South Inc. ........................................       472,500
  22,900 Bombay Co.+..............................................       148,850
  13,500 Boston Beer Co.+.........................................       281,813
  60,500 Boston Chicken Inc.+.....................................     2,102,375
   4,400 Bush Boake Allen Inc.+...................................        99,000
   3,930 Canandaigua Wine Inc., Class B Shares+ ..................       112,005
   7,300 Carrington Laboratories Inc.+............................       171,550
   7,320 Consolidated Products Inc.+..............................       106,140
  18,448 Delta & Pine Land Co. ...................................       523,462
  28,800 Dimon Inc. ..............................................       529,200
   8,200 Donnkenny Inc.+..........................................       144,525
   9,600 Dreyers Grand Ice Cream Inc. ............................       278,400
   3,400 Earthgrains Co. .........................................       114,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                          SECURITY                             VALUE
-------------------------------------------------------------------------------

 CONSUMER NON-DURABLES -- 3.9% (CONTINUED)
 11,200 Flowers Industries Inc. .................................  $    201,600
  8,100 Foodbrands America Inc.+.................................       102,263
  8,700 Hometown Buffet Inc.+....................................       134,850
  3,900 Inbrand Corp.+...........................................       111,150
  8,100 JP Foodservice Inc.+.....................................       190,350
 10,400 Lance Inc. ..............................................       176,800
 62,700 Landry's Seafood Restaurants+............................     1,732,088
 10,200 Lands End Inc.+..........................................       214,200
  4,700 Longhorn Steaks Inc.+....................................        78,725
  4,700 Luby's Cafeterias........................................       111,038
  2,000 Manhattan Bagel Co.+.....................................        27,250
 13,900 Natures Sunshine Products Inc. ..........................       312,750
  5,800 Northland Cranberries, Class A Shares ...................       208,800
 10,500 NPC International+.......................................        87,938
 57,000 Papa Johns International Inc.+...........................     2,579,250
  5,650 Performance Food Group+..................................        90,400
  3,200 Pete's Brewing Co.+......................................        28,800
 27,400 Pride Petroleum Services Inc.+...........................       393,875
  3,400 Quality Dining Inc.+.....................................        99,875
  9,000 Rainforest Cafe Inc.+....................................       252,000
 14,800 Ralcorp Holdings Inc.+...................................       307,100
  5,000 Red Hook Ale Brewery Inc.+...............................       116,250
 80,850 Regis Corp.+.............................................     2,021,250
 10,050 Rexall Sundown Inc.+.....................................       347,981
  4,900 Riviana Foods Inc.+......................................        77,788
  4,500 Robert Mondavi Corp., Class A Shares+ ...................       127,125
 10,500 Ruby Tuesday Inc. .......................................       217,875
  2,175 Showbiz Pizza Time Inc.+.................................        33,713
 12,700 Smithfield Foods Inc.+...................................       352,425
  8,900 Stride Rite Corp. .......................................        75,650
  7,200 Tejon Ranch Co. .........................................       114,300
  6,700 The Cheesecake Factory+..................................       157,450
 34,600 Tommy Hilfiger Corp.+....................................     1,734,325
 15,412 Tootsie Roll Industries Inc. ............................       545,200
 31,000 Topps Inc.+..............................................       147,250
 13,500 Whole Foods Market Inc.+.................................       452,250
-------------------------------------------------------------------------------
                                                                     19,046,504
-------------------------------------------------------------------------------
 CONSUMER SERVICES -- 20.0%
  5,100 ABM Industries Inc. .....................................        87,338
 45,900 Accustaff Inc.+..........................................     1,067,175
  8,200 Ackerley Communications..................................       228,575
  7,000 Action Performance Cos.+.................................        81,375
 20,400 Acxiom Corp.+............................................       775,200
  7,000 Addington Resources Inc.+................................       161,000
 10,200 Adelphia Communication+..................................        77,775
 13,600 Advo Inc. ...............................................       134,300
 11,700 Affiliated Computer Services Inc., Class A Shares+ ......       634,725
  1,300 Alexanders Inc.+.........................................        90,188
 54,962 Allied Waste Industries+.................................       439,696
 11,200 Allwaste Inc.+...........................................        46,200
 65,300 Alternative Resources Corp.+ ............................     2,350,800
  3,700 American Eagle Outfitter+................................        75,850
 33,700 American Media Inc., Class A Shares+.....................       197,988
 12,100 American Radio Systems+..................................       429,550
  6,200 Anchor Gaming+...........................................       338,675

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER SERVICES -- 20.0% (CONTINUED)
  11,000 Ann Taylor Stores Corp.+.................................  $    159,500
  32,800 Apac Teleservices+.......................................     1,451,400
  29,100 Applebees International Inc. ............................       843,900
   8,600 Arbor Drugs Inc. ........................................       178,450
  12,194 Arch Communications Group Inc.+ .........................       166,143
  16,800 Arctic Cat Inc. .........................................       178,500
   7,600 Argosy Gaming Corp.+.....................................        49,400
   8,300 Argyle Television Inc., Class A Shares+..................       234,475
   7,100 Armor All Products.......................................       105,613
   1,600 Associated Group Inc., Class A Shares+ ..................        52,800
  15,700 ATC Communications Inc.+.................................       270,825
   8,700 Baby Superstore Inc.+....................................       147,900
   1,000 Bally's Grand Inc.+......................................        38,000
  17,400 Barefoot Inc. ...........................................       174,000
  18,400 Best Buy Co., Inc.+......................................       404,800
   7,100 Bet Holdings Inc., Class A Shares+.......................       181,938
   7,500 Big B Inc.+..............................................        77,813
  12,400 Big Flower Press Holdings Inc.+..........................       162,750
  12,900 Billing Information Concepts+............................       241,875
  10,800 BJ Services Co.+.........................................       406,350
   7,800 Books A Million+.........................................        54,600
  11,700 Borg Warner Security Corp.+..............................       102,375
   7,900 Brightpoint Inc.+........................................       172,813
  10,700 Bristol Hotel Co.+.......................................       292,913
   1,300 Buckle Inc.+.............................................        42,575
  18,400 Buffets Inc.+............................................       253,000
   5,600 Calgon Carbon Corp. .....................................        64,400
 148,900 Cambridge Technology Partners, Inc.+.....................     4,206,425
  84,400 Career Horizons Inc.+....................................     2,943,450
  23,200 Casey's General Stores Inc. .............................       455,300
   8,912 Casino America Inc.+.....................................        57,928
  12,100 Casino Magic Corp.+......................................        45,375
  17,200 Catalina Marketing Corp.+................................       817,000
   9,000 Cato Corp., Class A Shares...............................        60,750
  71,450 CDW Computer Certified Inc.+.............................     4,644,250
   4,000 Cellstar Corp.+..........................................        35,000
  22,200 Century Communications Corp., Class A Shares+ ...........       174,825
   4,700 Central Parking Corp.+...................................       135,713
   9,100 Chancellor Broadcasting+.................................       341,250
   7,050 Citicasters Inc., Class A Shares+........................       226,481
  17,300 CKE Restaurants+.........................................       480,075
   1,600 CKS Group Inc.+..........................................        43,200
  24,700 Claires Stores Inc. .....................................       815,100
  12,600 Coachmen Industries Inc. ................................       234,675
   5,400 Coastcast Corp.+.........................................       118,125
   8,800 Cole National Corp.+.....................................       167,200
   5,400 Collins & Aikman Corp.+..................................        35,775
   3,300 Comforce Corp.+..........................................        63,938
  20,300 Compucom Systems Inc.+...................................       243,600
   9,200 Continental Waste Industries+............................       184,000
 142,400 Corrections Corp. America+...............................     4,592,400
  65,700 Corestaff Inc.+..........................................     2,759,400
  14,900 Culligan Water Technologies+.............................       571,788
   3,800 Daisytek International Corp.+............................       158,650
   8,300 Daka International Inc.+.................................       143,175
   4,800 Day Runner Inc.+.........................................       127,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                          SECURITY                            VALUE
------------------------------------------------------------------------------

 CONSUMER SERVICES -- 20.0% (CONTINUED)
   5,800 Desktop Data Inc.+.....................................  $    145,000
  12,900 Devry Inc.+............................................       593,400
   6,000 Discount Auto Parts Inc.+..............................       141,000
   2,100 Dollar Tree Stores+....................................        67,200
  21,100 Doubletree Corp.+......................................       799,163
   8,532 D.R. Horton+...........................................        75,722
   9,900 Eagle Hardware & Garden Inc.+..........................       220,275
  39,200 Einstein/Noah Bagel Corp.+.............................     1,195,600
   6,500 Electro Rent Inc.+.....................................       159,250
   5,600 Emcare Holdings Inc.+..................................       133,000
  64,600 Emmis Broadcasting Corp.+..............................     3,375,350
   4,700 Equity Corp. International+............................       145,113
  19,350 Evergreen Media Corp., Class A Shares+.................       609,525
   9,600 Exabyte Corp.+.........................................       141,600
   4,800 Executive Risk Inc.+...................................       165,000
  16,200 Executive Telecard Ltd.+...............................       164,025
  25,100 Extended Stay America+.................................       382,775
   6,000 EZ Communications Inc., Class A Shares+................       250,500
  11,700 Fairchild Corp.+.......................................       162,338
   7,300 Fair, Issac & Co. Inc. ................................       295,650
   9,800 Fastcomm Communications+...............................       109,025
  37,000 Finnish Line, Class A Shares+..........................     1,165,500
  34,000 Foodmaker Inc.+........................................       314,500
   2,400 Fossil Inc.+...........................................        19,800
   6,400 Franklin Quest Co.+....................................       116,800
  11,700 Friedmans Inc., Class A Shares+........................       245,700
   6,300 Fusion Systems Corp.+..................................       121,275
   2,500 Gadzooks, Inc.+........................................        95,000
   6,700 Galileo Electro-Optics Corp.+..........................       180,063
  16,300 Garden Ridge Corp.+....................................       254,688
  20,000 General Communication Inc., Class A Shares+............       135,000
   4,700 General Scanning Inc.+.................................        70,206
  22,400 Genesco Inc.+..........................................       173,600
  24,000 Gymboree Corp.+........................................       693,000
  55,850 Ha-Lo Industries Inc.+.................................     1,396,250
   7,300 Hancock Fabrics Inc. ..................................        62,963
  14,242 Harte-Hanks Communications Inc.+.......................       363,171
  12,000 Heartland Wireless Communications, Inc.+...............       253,500
  23,800 Hearx Ltd.+............................................        96,688
   6,400 Heftel Broadcasting Corp., Class A Shares+.............       228,800
  29,700 Heritage Media Corp., Class A Shares+..................       594,000
  17,500 Hollywood Entertainment Corp.+.........................       310,625
  24,400 Host Marriott Services+................................       170,800
   9,600 Houghton Mifflin Co. ..................................       456,000
   4,400 IDEX Corp. ............................................       512,325
   6,600 IHOP Corp.+............................................       163,350
   6,900 IMCO Recycling Inc.+...................................       109,538
   4,800 Insilco Corp.+.........................................       172,800
  13,000 International Dairy Queen Inc., Class A Shares+........       273,000
  22,375 International Family Entertainment Inc., Class B
          Shares+...............................................       402,750
   5,500 International Imaging Materials+.......................       123,750
   5,400 ITT Educational Services+..............................       195,076
   2,700 Iron Mountain Inc.+....................................        65,475
   6,000 Jacor Communications+..................................       201,000
   7,400 Jenny Craig Inc.+......................................        85,100
  11,300 John H. Harland Co. ...................................       283,913

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER SERVICES -- 20.0% (CONTINUED)
  10,500 John Wiley & Sons Inc., Class A Shares...................  $    299,250
   3,202 Jones Intercable Inc.+...................................        41,226
  10,200 Jostens Inc. ............................................       189,975
  11,350 Just For Feet Inc.+......................................       507,913
   9,400 Katz Media Group+........................................       113,975
  14,700 Kelley Oil & Gas Corp.+..................................        39,506
   4,400 Kenneth Cole Productions+................................        85,800
   9,400 KFX Inc.+................................................        61,100
  10,000 K2 Inc. .................................................       245,000
  16,000 Lewis Galoob Toys Inc.+..................................       420,000
   6,600 Lin Television Corp.+....................................       235,950
   6,100 Mail Boxes Etc.+.........................................       122,000
   5,550 Marcus Corp. ............................................       131,813
   4,100 Marisa Christina Inc.+...................................        40,231
  10,400 Measurex Corp. ..........................................       286,000
   6,400 Media General Inc. ......................................       200,000
  10,150 Mens Wearhouse Inc.+.....................................       220,763
  33,200 Metromedia International+................................       373,500
   5,200 Microage Inc.+...........................................        78,000
  13,800 Molten Metal Technology Inc.+............................       420,900
   3,100 Movie Gallery+...........................................        47,275
  33,300 National Education Corp.+................................       603,563
  14,400 National Media+..........................................       230,400
  11,900 Nelson Thomas Inc. ......................................       126,438
   8,500 NFO Research+............................................       189,125
  11,600 Norrell Corp. ...........................................       324,800
  16,500 Oak Industries+..........................................       495,000
   5,000 On Assignment Inc.+......................................       187,500
   8,100 Optical Data Systems Inc.+...............................       158,456
   2,800 O'Reilly Automotive+.....................................       101,500
  15,200 Paxson Communications Co.+...............................       159,600
   2,300 Penn National Gaming Inc.+...............................        53,475
   4,000 Personnel Group of America+..............................        92,000
  11,400 Petco Animal Supplies+...................................       273,600
   5,000 Photronics Inc.+.........................................       138,750
   6,400 Phymatrix Inc.+..........................................       152,000
  23,353 Pier 1 Imports...........................................       391,163
  12,900 Playboy Enterprises Inc., Class B Shares+................       161,250
   9,400 Players International Inc.+..............................        61,100
  21,600 Polaris Industries Inc. .................................       621,000
  19,600 Prepaid Legal Services+..................................       291,550
   6,000 Primadonna Resorts Inc.+.................................       121,500
   4,485 Primark Corp.+...........................................       133,989
  22,600 Prime Hospitality Corp.+.................................       429,400
  10,100 Proffits Inc.+...........................................       414,100
   9,200 Pronet Inc.+.............................................        74,750
   3,400 Pulitzer Publishing Co. .................................       184,450
   5,000 Quality Food Centers Inc.+...............................       156,250
  27,100 Red Lion Hotels Inc.+....................................       755,413
 102,950 Regal Cinemas Inc.+......................................     3,834,888
  10,700 Renaissance Communications Corp.+........................       377,175
   9,500 Rio Hotel & Casino Inc.+.................................       165,063
   6,200 Rollins Inc. ............................................       129,425
   5,300 Romac International Inc.+................................       164,300
  12,419 Ross Stores, Inc.+.......................................       478,131
  23,400 Rotech Medical Corp.+....................................       380,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                          SECURITY                             VALUE
-------------------------------------------------------------------------------

 CONSUMER SERVICES -- 20.0% (CONTINUED)
  12,100 RTW Inc.+...............................................  $    341,825
   7,200 Sbarro Inc..............................................       178,200
  10,100 Scholastic Corp.+.......................................       684,275
  11,100 Scientific Games Holdings Corp.+........................       277,500
   7,000 Seattle Filmworks Inc.+.................................       130,375
   5,700 SFX Broadcasting Inc.+..................................       240,825
  11,490 Showboat Inc.+..........................................       228,364
  13,200 Shuffle Master Inc.+....................................       140,250
   8,700 Silver King Communications Inc.+........................       226,200
 100,100 Sitel Corp.+............................................     3,516,013
   9,800 Smart & Final Food Inc. ................................       227,850
   4,000 Sodak Gaming Inc.+......................................       208,000
  11,350 Sonic Corp.+............................................       226,725
  37,300 Sothebys Holdings Inc., Class A Shares..................       578,150
  10,500 Sparteck Corp.+.........................................       103,688
  12,400 Sports & Recreation Inc.+...............................       113,150
  26,893 Sports Authority Inc.+..................................       642,070
  21,200 Starsight Telecast Inc.+................................       190,800
  10,700 Starter Corp.+..........................................        77,575
  13,900 Station Casinos Inc.+...................................       161,588
   6,700 Stone Energy Corp.+.....................................       131,488
   2,900 Stratosphere Corp.+.....................................         5,800
   7,900 Studio Plus Hotels Inc.+................................       124,425
  11,100 Sylvan Learning Systems Inc.+...........................       407,925
  13,700 TCA Cable TV Inc.+......................................       356,200
   6,500 Toy Biz Inc.+...........................................       110,500
  20,100 Triarc Cos.+............................................       218,588
   3,000 True North Communications...............................        57,750
  19,400 Trump Hotels & Casino+..................................       468,025
  33,800 United International Holdings Inc., Class A Shares......       464,750
  23,800 United Meridian Corp.+..................................       946,050
   3,700 United Television Inc. .................................       348,725
   9,500 United Video Satellite Group I, Class A Shares+.........       182,875
   6,500 Unitog Co. .............................................       175,500
   7,700 Urban Outfitters Inc.+..................................       176,138
  12,900 US Long Distance Corp.+.................................        99,975
 128,500 US Office Products Co.+.................................     3,405,250
  21,800 ValueVision International Inc.+.........................       125,350
   7,000 Vans Inc.+..............................................       105,000
   7,900 VWR Scientific Products.................................       136,275
   4,300 Volt Information Sciences Inc.+.........................       167,700
  13,600 Wabash National Corp. ..................................       224,400
   9,300 Wackenhut Corp., Class A Shares.........................       182,513
   6,850 Wackenhut Corp., Class B Shares.........................       109,600
   5,700 Wackenhut Corrections Co.+..............................       138,938
   9,177 Westpoint Stevens Inc.+.................................       239,749
  25,100 Westwood One Inc.+......................................       429,838
   7,100 West Marine+............................................       275,125
  17,300 Williams Sonoma Inc.+...................................       447,638
  16,600 WMS Industries Inc.+....................................       383,875
 118,850 Wolverine Worldwide Inc. ...............................     2,867,257
  12,600 Wonderware Corp.+.......................................       122,850
  11,100 World Color Press Inc.+.................................       242,813
  81,400 Wyndham Hotel Corp.+....................................     1,505,900
   7,100 Young Broadcasting Inc., Class A Shares+................       245,838

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER SERVICES -- 20.0% (CONTINUED)
   5,900 Youth Services International+............................  $    114,313
   4,300 Zale Corp.+..............................................        77,935
--------------------------------------------------------------------------------
                                                                      99,131,908
--------------------------------------------------------------------------------
 ENERGY -- 2.0%
  18,000 Avid Technology Inc.+....................................       333,000
  27,060 Barrett Resource Corp.+..................................       896,363
  25,400 Benton Oil & Gas Co.+....................................       504,825
  13,400 Box Energy Corp., Class B Shares+........................       118,925
  70,800 Cable Design Technologies Corp.+.........................     2,513,400
   5,000 Cairn Energy USA Inc.+...................................        51,250
  13,100 Cidco Inc.+..............................................       304,575
   5,000 Coeur D'Alene Mines Corp. ...............................        75,625
   9,500 Cree Research Inc. ......................................        97,375
  11,800 Cross Timbers Oil Co. ...................................       268,450
   8,200 Devon Energy Corp. ......................................       186,550
  11,400 Dravo Corp.+.............................................       159,600
   9,600 Energy Conversion Device+................................       174,600
  10,400 Energy Ventures Inc.+....................................       341,900
   3,200 Enterprise Systems Inc.+.................................        78,400
  11,000 Falcon Drilling Co.+.....................................       248,875
   9,800 Flores & Rucks Inc.+.....................................       322,175
  18,000 Forest Oil Corp.+........................................       254,250
  22,100 Global Industries+.......................................       292,825
  27,000 Global National Resources Inc.+..........................       411,750
   3,500 Holly Corp. .............................................        99,313
   7,400 KCS Energy Inc.+.........................................       233,100
   7,700 Mattson Technology Inc.+.................................        65,450
  15,800 Newfield Exploration Co.+................................       705,075
  17,700 Oceaneering International Inc.+..........................       303,113
  11,500 Petroleum Heat & Power Inc., Class A Shares..............        77,625
  10,900 Plains Resources Inc.+...................................       148,513
   6,100 Production Operators Corp. ..............................       213,500
   9,200 Tom Brown Inc.+..........................................       147,200
   8,925 Tejas Gas Corp.+.........................................       310,144
   7,400 Vintage Petroleum Inc. ..................................       186,850
--------------------------------------------------------------------------------
                                                                      10,124,596
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 4.4%
  10,900 Aames Financial Corp. ...................................       532,738
   7,700 Acordia Inc. ............................................       236,775
   6,328 American Travellers Corp.+...............................       196,959
  25,900 Americredit Corp.+.......................................       427,350
  23,400 Amerin Co.+..............................................       532,350
 133,500 Amresco Inc.+............................................     3,187,313
   9,200 Arthur J. Gallagher & Co. ...............................       312,800
   7,650 Bank Granite Corp. ......................................       212,288
   3,700 Capitol American Financial Corp. ........................       129,963
   9,200 Cash America International Inc. .........................        64,400
  62,900 Catellus Development Corp.+..............................       597,550
   3,200 CBT Corp.+...............................................        68,000
   4,200 Cityscape Financial Corp.+...............................       115,500
   5,400 Cole Taylor Financial....................................       156,600
   7,900 Coventry Corp.+..........................................       144,175
  16,200 Crawford & Co., Class B Shares...........................       313,875
  19,000 Credit Acceptance Corp.+.................................       422,750
  11,300 Envoy Corp.+.............................................       374,313

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 4.4% (CONTINUED)
   9,600 E.W. Blanch Holdings Inc. ...............................  $    192,000
   4,380 Financial Trust Corp. ...................................       117,165
   2,000 First Financial Bancorp..................................        66,750
   7,028 Foremost Corp. of America................................       383,905
   2,530 Frontier Insurance Group Inc. ...........................        98,670
  13,650 Gainsco Inc. ............................................       136,500
   2,200 Harleysville National Corp.+.............................        52,800
  76,400 HCC Insurance Holdings...................................     2,005,500
   7,200 Hubco Inc. ..............................................       149,400
   8,800 Imperial Credit Industries+..............................       266,200
  22,200 Insignia Financial Group Inc., Class A Shares+...........       571,650
   2,000 Investment Technology Group+.............................        32,500
  10,500 Irvine Apartment Communities Inc. .......................       236,250
   2,300 Irwin Financial Corp. ...................................        93,725
   7,600 Jayhawk Acceptance Corp.+................................        84,550
   2,700 Long Island Bancorp......................................        75,600
   3,600 Markel Corp.+............................................       316,800
   4,700 Meadowbrook Insurance Group..............................       135,713
  17,400 Mills Corp.+.............................................       354,525
   4,300 Morgan Keegan Inc. ......................................        53,750
   7,300 National Commerce Bancorp................................       238,163
   3,040 National Penn Banchares Inc. ............................        80,560
  30,100 Olympic Financial Ltd.+..................................       737,450
   3,900 Park National Corp. .....................................       191,100
  19,691 Penncorp Financial Group+................................       600,576
  10,043 Phoenix Duff & Phelps Co. ...............................        64,024
  18,300 Pioneer Group Inc. ......................................       478,088
   2,800 Poe & Brown Inc. ........................................        66,850
   9,700 Quick & Reilly Group Inc. ...............................       283,725
   3,100 RAC Financial Group Inc.+................................       108,500
   4,800 Reinsurance Group of America.............................       192,600
  24,200 Riscorp Inc.+............................................       332,750
   2,900 S & T Bancorp Inc. ......................................        89,900
  62,900 Sirrom Capital Corp.+....................................     1,698,300
   2,000 Student Loan Corp. ......................................        66,250
   9,400 TrustCo Bank Corp. N.Y. .................................       220,900
  31,300 UICI.....................................................       723,813
  10,100 United Companies Financial Corp.+........................       383,800
   4,500 United Dental Care Inc.+.................................       174,375
   1,100 United Fire and Casualty+................................        33,000
   7,102 US Trust Corp. ..........................................       394,161
   6,100 Valley National Bancorp..................................       157,075
   9,184 Vesta Insurance Group Inc. ..............................       354,732
   6,000 Wall Data+...............................................       148,500
   7,550 Waterhouse Investment Services Inc. .....................       282,181
   2,920 WFS Financial Inc.+......................................        62,415
   2,000 Winthrop Resources Corp.+................................        49,500
  16,200 World Acceptance Corp.+..................................       125,550
--------------------------------------------------------------------------------
                                                                      21,788,490
--------------------------------------------------------------------------------
 HEALTHCARE -- 17.2%
  10,400 ABR Information Services.................................       587,600
  16,200 Adac Laboratories+.......................................       372,600
  10,900 Advanced Polymer Systems+................................        80,388
  11,090 Advanced Technology Labs+................................       340,324
  10,000 Agouron Pharmaceuticals Inc.+............................       390,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 HEALTHCARE -- 17.2% (CONTINUED)
  12,400 Alkermes Inc.+...........................................  $    164,300
  26,800 Alliance Pharmaceutical Corp.+...........................       375,200
   8,400 Alpharma Inc. ...........................................       132,300
  13,300 Alteon Inc. .............................................       119,700
   5,750 American Homepatient Inc.+...............................       140,875
  16,400 American Medical Response Inc.+..........................       567,850
  29,500 American Oncology Resource+..............................       298,688
  21,089 Amerisource Health Corp., Class A Shares+................       804,018
  16,600 Amylin Pharmaceuticals Inc.+.............................       176,375
  14,400 Angeion Corp.+...........................................        97,200
   5,100 Aphton Corp.+............................................        91,800
  26,900 Applied Bioscience International+........................       262,275
   4,200 Arbor Health Care Co. ...................................        90,300
  10,400 Arrow International Inc. ................................       278,200
   5,600 Arthrocare Corp.+........................................        63,000
  14,000 ATS Medical..............................................       122,500
  24,700 Ballard Medical Products.................................       413,725
   4,150 Barr Laboratories Inc.+..................................       106,863
   6,300 Biomatrix Inc.+..........................................        88,200
   6,989 Bio-Rad Labs+............................................       195,692
  41,400 Bio-Technology General Corp.+............................       370,013
  26,200 Calgene Inc.+............................................       147,375
  14,000 Capstone Pharmacy Services+..............................       166,250
  11,100 Cellpro Inc.+............................................       166,500
  22,400 Cephalon+................................................       375,200
   9,400 Chad Therapeutics Inc.+..................................       164,500
  11,200 Chronimed Inc.+..........................................       137,200
  44,900 Clinitrials Research Inc.+...............................     1,840,900
   6,800 Coastal Physician Group Inc.+............................        34,000
  17,100 Cocensys Inc.+...........................................       119,700
  11,100 Coherent Inc.+...........................................       435,675
   6,000 Collagen Corp. ..........................................       118,500
  26,200 Columbia Laboratories Inc.+..............................       334,050
   5,800 Community Psychiatric Centers+...........................        46,400
  64,600 Compdent Corp.+..........................................     2,212,550
  13,200 Conmed Corp.+............................................       224,400
   4,800 Copley Pharmaceutical Inc.+..............................        52,800
  13,700 Cor Therapeutics Inc.+...................................       134,431
  38,400 Coram Healthcare Corp.+..................................       148,800
  26,200 Coventry+................................................       345,513
  38,900 CRA Managed Care+........................................     1,731,050
  26,000 Creative Biomolecules Inc.+..............................       188,500
   5,800 Cryolife Inc.+...........................................        72,500
   9,300 Curative Technologies Inc.+..............................       176,700
  15,400 Cygnus Therapeutic Systems+..............................       265,650
  14,300 Cytel Corp.+.............................................        41,113
  45,600 Cytogen Corp.+...........................................       296,400
   9,500 Depotech Corporation+....................................       179,313
   9,800 Diagnostic Products Corp. ...............................       363,825
 104,700 Dura Pharmaceuticals Inc.+...............................     3,638,325
   3,400 Emeritus Corp.+..........................................        61,200
  18,200 Employee Solutions Inc.+.................................       304,850
  12,700 Endosonics Corp.+........................................       182,563
  17,445 Enzo Biochem Inc.+.......................................       290,023
  10,900 Epitope Inc.+............................................       158,050
  10,000 Equimed Inc.+............................................        75,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 HEALTHCARE -- 17.2% (CONTINUED)
   6,300 Ergo Science Corp.+......................................  $     90,563
  49,600 Express Scripts Inc., Class A Shares+....................     1,612,000
   7,200 Fresenius USA+...........................................       176,400
  11,600 Fuisz Technologies Ltd.+.................................       208,800
   5,700 Gelman Sciences Inc.+....................................       165,300
  10,700 Geltex Pharmaceuticals Inc.+.............................       153,813
  34,500 Genelabs Technologies Inc.+..............................       146,625
  22,300 Genesis Health Ventures Inc.+............................       568,650
  26,200 Gilead Sciences Inc.+....................................       635,350
   9,800 Grancare Inc.+...........................................       192,325
   8,600 GRC International Inc.+..................................       176,300
  82,700 Gulf South Medical Supply Inc.+..........................     1,798,725
  18,000 Haemonetics Corp.+.......................................       369,000
  10,900 Healthdyne Technologies+.................................        98,100
  13,350 Health Management Systems+...............................       368,794
   8,000 Healthplan Services Corp.+...............................       192,000
  10,600 Herbalife International Inc.+............................       137,800
  12,800 Hilb, Rogal & Hamilton Co. ..............................       168,000
  37,800 Hologic Inc.+............................................     1,502,550
   8,000 Horizon/CMS Healthcare Corp. ............................       100,000
  17,200 Human Genome Sciences Inc.+..............................       586,950
  18,500 Hybridon Inc.+...........................................       161,875
  28,586 ICN Pharmaceuticals Inc.+................................       600,306
  26,500 ICOS Corp.+..............................................       208,688
   6,000 ICU Medical Inc.+........................................        53,250
  11,400 IDEC Pharmaceuticals+....................................       266,475
   4,400 IDX Systems Corp.+.......................................       127,600
  63,400 Imatron Inc.+............................................       400,213
  19,500 Imclone Systems+.........................................       170,625
  13,600 Immune Response Corp.+...................................       122,400
  15,800 Immunex Corp.+...........................................       207,375
  18,600 Immunomedics Inc.+.......................................       148,800
   9,400 Incontrol Inc.+..........................................        93,413
  10,100 Inhale Therapeutic Systems Inc.+.........................       151,500
   9,300 Inphynet Medical Management Inc.+........................       144,150
  20,400 Integra Lifesciences Corp.+..............................        91,800
  10,600 Integrated Health Services Inc.+.........................       243,800
   2,400 Intercardia Inc.+........................................        51,000
  25,000 Invacare Corp. ..........................................       756,250
  23,900 Isis Pharmaceuticals+....................................       313,688
  17,600 Isolyser Inc.+...........................................       167,200
  10,300 I-Stat Corp.+............................................       146,775
  67,500 Jones Medical Industries+................................     2,700,000
  10,200 Keravision Inc.+.........................................       168,300
  17,500 Kinetic Concepts Inc.+...................................       260,313
   9,100 Lifecore Biomedical Inc.+................................       166,075
   9,600 Life Technologies Inc. ..................................       213,600
  20,600 Ligand Pharmaceutical Inc., Class B Shares+..............       251,063
  32,100 Liposome Inc.+...........................................       485,513
  11,500 Living Centers America Inc.+.............................       307,625
   4,950 Lunar Corp.+.............................................       174,488
  21,200 Magellan Health Services+................................       365,700
   9,030 Mariner Health Group Inc.+...............................       162,540
  12,600 Martek Biosciences Corp.+................................       382,725
  30,100 Matria Healthcare Inc.+..................................       221,988
  16,800 Matrix Pharmaceuticals+..................................       212,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 HEALTHCARE -- 17.2% (CONTINUED)
  16,000 Maxicare Health Plans Inc.+..............................  $    266,000
  10,100 Medcath Inc.+............................................       179,275
  13,600 Medimmune Inc.+..........................................       190,400
   4,700 Medicis Pharmaceutical+..................................       192,186
  20,600 Mentor Corp. ............................................       651,475
   7,500 Meridian Diagnostics Inc.+...............................       105,938
  39,800 Mid Atlantic Medical Services+...........................       537,300
   3,300 Minimed Inc.+............................................        71,775
   5,400 Morrison Health Care Inc.+...............................        66,150
  12,550 Multicare Cos. Inc.+.....................................       236,881
   7,800 Myriad Genetics Inc.+....................................       171,600
   7,800 National Surgery Centers+................................       206,700
  27,600 Nabi Inc.+...............................................       293,250
   7,700 Neopath Inc.+............................................       185,763
  18,500 Neoprobe Corp.+..........................................       275,188
  12,900 Neurex Corp.+............................................       236,231
  11,600 Neurogen Corp.+..........................................       266,800
  28,500 Neuromedical Systems Inc.+...............................       470,250
  24,757 Nexstar Pharmaceuticals+.................................       544,654
  12,200 Northfield Labs Inc.+....................................       164,700
  14,500 Noven Pharmaceuticals Inc.+..............................       190,313
  18,300 Occusystems Inc.+........................................       507,825
  86,000 Omnicare Inc. ...........................................     2,107,000
  15,100 Oncogene Science Inc.+...................................       132,125
 155,400 Orthologic Corp.+........................................     1,476,300
   7,200 Orthondontic Centers of America+.........................       271,800
   7,200 Osmonics Inc.+...........................................       140,400
   7,700 Ostex International Inc.+................................        69,300
  10,200 Owen Healthcare Inc.+....................................       122,400
  21,100 Owens & Minor Inc. ......................................       221,550
  81,800 Oxford Resources+........................................     1,820,050
  16,000 Palomar Medical Technology+..............................       160,000
   6,800 Parexel International Corp.+.............................       329,800
  10,100 Pathogenesis Corp.+......................................       162,863
   9,700 Patterson Dental Co.+....................................       232,800
   4,600 PDT Inc.+................................................       161,000
  61,200 Pediatrix Medical Group+.................................     2,754,000
   6,600 Perclose Inc.+...........................................       118,800
  13,800 Perrigo Co.+.............................................       125,925
   2,400 Pharmaceutical Product Development Inc.+.................        67,200
   8,900 Pharmacopeia Inc.+.......................................       184,675
  10,300 PHP HealthCare Corp.+....................................       251,063
   8,700 Physician Corp. of America+..............................       115,275
  64,300 Physician Resource Group+................................     1,567,313
 121,000 Physician Sales & Service Inc.+..........................     2,117,500
   5,300 Physicians Health Services Inc., Class A Shares+.........       109,313
  15,600 Physio-Control International+............................       286,650
  11,200 Possis Corp.+............................................       166,600
   8,800 Prime Medical Services Inc.+.............................       107,800
   9,300 Protein Design Labs Inc. ................................       140,663
   6,500 Protocol Systems Inc.+...................................       122,688
  28,900 Quintiles Transnational Corp.+...........................     2,185,563
   8,000 Regency Health Services Inc.+............................        88,000
  18,900 Regeneron Pharmaceutical+................................       316,575
 116,000 Renal Treatment Centers Inc.+............................     3,784,500
   4,600 Res-Care Inc.+...........................................        83,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 HEALTHCARE -- 17.2% (CONTINUED)
   9,500 Research Medical Inc.+...................................  $    172,188
  13,600 Resound Corp.+...........................................       117,300
  14,700 Respironics Inc.+........................................       345,450
   6,300 Roberts Pharmaceutical Corp.+............................       111,038
  21,000 R.P. Scherer Corp.+......................................     1,010,625
  11,900 Sangstat Medical Corp. ..................................       233,538
   5,700 Schein Henry Inc.+.......................................       189,525
  13,700 Sciclone Pharmaceuticals+................................       113,025
   7,603 Scios Inc.+..............................................        43,717
  24,900 Sepracor Inc.+...........................................       329,925
  27,800 Sequus Pharmaceuticals Inc.+.............................       403,100
   8,000 Serologicals Corp.+......................................       234,000
   8,700 Sierra Health Services Inc.+.............................       275,138
  19,400 Sofamor/Danek Group Inc.+................................       557,750
  21,700 Sola International Inc.+.................................       759,500
  17,400 Somatix Therapy Corp.+...................................        83,738
  15,300 Somatogen Inc.+..........................................       206,550
   9,800 Spine Technology Inc.+...................................       220,500
  12,400 Staar Surgical Co.+......................................       164,300
   2,700 Summit Care+.............................................        60,075
   5,500 Summit Medical Systems+..................................        93,500
  24,300 Summit Technology Inc.+..................................       160,988
  14,100 Sun Healthcare Group Inc.+...............................       190,350
   5,500 Sunrise Medical Inc.+....................................        90,063
   1,800 Systemix Inc.+...........................................        27,900
   9,100 Target Therapeutics Inc.+................................       295,750
  24,500 Techne Corp.+............................................       612,163
  12,300 Tecnol Medical Products Inc.+............................       202,950
   8,800 Theragenics Corp.+.......................................       151,800
  13,150 Theratech Inc.+..........................................       141,363
  15,000 Theratx Inc.+............................................       232,500
   6,000 Thoratec Laboratories Inc.+..............................        57,000
  55,100 Total Renal Care Holdings+...............................     2,265,988
  14,700 Transcend Services Inc.+.................................        82,688
  24,227 Universal Health Service+................................       617,789
   9,200 Urohealth Systems Inc.+..................................       124,200
  18,900 Uromed Corp.+............................................       196,088
  21,087 US Bioscience Inc.+......................................       247,772
  16,600 Ventritex Inc.+..........................................       226,175
  16,300 Vertex Pharmaceuticals Inc.+.............................       517,525
  68,200 Veterinary Centers of America+...........................     1,440,725
   5,300 Vital Signs Inc. ........................................       107,988
   2,000 Vitalink Pharmaceuticals+................................        46,500
  14,700 Vivus Inc.+..............................................       514,500
   2,759 West Co. ................................................        68,975
  24,200 Xoma Corp.+..............................................       143,688
  21,100 Zila Inc.+...............................................       155,612
--------------------------------------------------------------------------------
                                                                      84,862,092
--------------------------------------------------------------------------------
 MEDICAL TECHNOLOGY -- 1.1%
  11,750 Access Health Inc.+......................................       596,312
  35,000 Advanced Tissue Sciences Inc., Class A Shares+...........       481,250
   3,400 Boca Research+...........................................        36,125
  93,000 CNS Inc.+................................................     1,971,613
  30,500 Cognex Corp.+............................................       427,000
   6,400 Incyte Pharmaceuticals+..................................       260,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 MEDICAL TECHNOLOGY -- 1.1% (CONTINUED)
   8,300 Landauer Inc. ...........................................  $    161,850
  41,000 Medic Computer Systems Inc.+.............................     1,429,875
  16,000 Physician Computer Network+..............................       175,000
   7,750 TSX Corp.+...............................................        94,938
--------------------------------------------------------------------------------
                                                                       5,633,963
--------------------------------------------------------------------------------
 REAL ESTATE -- 1.5%
  14,900 Associated Estates Realty Corp. .........................       311,038
   2,000 Avatar Holdings Inc.+....................................        63,750
   4,000 Cali Reality Corp.+......................................       100,500
  13,600 CarrAmerica Realty Corp. ................................       333,200
  13,600 Centerpoint Properties Corp. ............................       363,800
   8,200 Charles E. Smith Residential Realty Inc. ................       195,775
   2,300 Crescent Real Estate Equities Inc. ......................        93,725
  16,400 Developers Divers Realty Corp. ..........................       537,100
  12,500 Federal Realty Investors.................................       293,750
  27,000 General Growth Properties Inc. ..........................       678,375
  16,000 Health Care Property Investors Inc. .....................       542,000
   4,000 Kimco Realty Corp.+......................................       116,000
  23,800 Nationwide Health Properties Inc.+.......................       529,550
   2,900 NHP Inc.+................................................        55,100
   9,500 Pennsylvania Real Estate Investment Trust................       195,938
  18,400 Post Properties Inc. ....................................       660,100
   5,700 Price Enterprises Inc.+..................................        91,200
   4,000 Reckson Associates Realty+...............................       141,500
  12,800 Renters Choice Inc.+.....................................       225,600
   9,900 Saul Centers Inc. .......................................       127,463
  26,400 Spieker Properties Inc. .................................       788,700
   9,800 Urban Shopping Centers Inc. .............................       243,775
   9,000 Vornado Realty Trust.....................................       374,625
  26,900 Washington Real Estate Investment Trust..................       427,038
   3,400 Weingarten Realty Investment.............................       134,300
--------------------------------------------------------------------------------
                                                                       7,623,902
--------------------------------------------------------------------------------
 TECHNOLOGY -- 25.0%
  13,500 3Do Co.+.................................................       109,688
  17,900 Acclaim Entertainment Inc.+..............................       145,438
  11,100 Activision+..............................................       133,200
   8,500 ACT Networks Inc.+.......................................       210,375
   2,700 Advent Software Inc.+....................................        79,650
  11,100 Alliant Techsystems Inc.+................................       573,038
  12,700 Altron Inc.+.............................................       227,013
   8,000 American Business Information, Inc.+.....................       113,000
   5,500 Amisys Managed Care Systems+.............................       112,750
  11,400 Amre Inc.+...............................................       189,525
   5,300 Amtrol Inc. .............................................       144,591
   6,700 Analysts International Corp. ............................       246,225
  10,700 Antec Corp.+.............................................       148,463
   3,900 A+ Network Inc.+.........................................        31,200
  11,100 Applied Digital Access Inc.+.............................        91,575
   8,300 Applied Innovation Inc.+.................................        69,772
  25,300 Applied Magnetics Corp.+.................................       370,013
   7,900 Applied Power Inc. ......................................       237,000
  70,400 Applix Inc.+.............................................     1,795,200
  10,700 Arbor Software Corp.+....................................       449,400
   7,700 Aspen Technology Inc.+...................................       533,225
   4,700 Astea International Inc.+................................        36,425

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 25.0% (CONTINUED)
   3,100 Atlantic Tele-Network Inc.+..............................  $     70,138
  63,800 Aura Systems Inc.+.......................................       207,350
  22,000 Auspex Systems Inc.+.....................................       346,500
  12,675 Avant Corp.+.............................................       405,600
   9,499 Banctec Inc.+............................................       185,231
   5,100 Barra Inc.+..............................................       108,375
  16,100 BBN Corp.+...............................................       295,838
  14,500 BDM International+.......................................       768,500
  12,900 Bell & Howell Co.+.......................................       387,000
  21,900 Bisys Group Inc.+........................................       785,663
  14,100 Black Box Corp.+.........................................       371,888
  25,400 BMC Industries Inc.+.....................................       762,000
  10,700 Boole & Babbage Inc.+....................................       254,125
  19,200 Borland International Inc.+..............................       148,800
  21,200 Boston Technology Inc.+..................................       323,300
   8,400 Brite Voicesystems+......................................       106,050
  10,600 Broadband Technologies Inc.+.............................       235,850
  16,000 Broderbund Software Inc.+................................       482,000
   9,100 Brooktree Corp.+.........................................       135,363
   9,400 Brooktrout Technology+...................................       235,000
  10,400 Caere Corp.+.............................................        93,275
  24,570 CAI Wireless Systems+....................................       182,739
  11,500 California Microwave Inc.+...............................       168,188
   8,800 Casino Data System+......................................       161,700
   7,800 C Cor Electronics Inc.+..................................       120,900
   8,900 CDI Corp.+...............................................       230,288
  10,100 Cellular Communications Inc.+............................       313,100
  19,298 Cellular Technical Services Inc.+........................       340,127
   7,000 Centennial Technologies+.................................       239,750
  22,200 Cerner Corp.+............................................       310,800
  19,900 Checkfree Corp.+.........................................       330,838
  35,100 Cheyenne Software Inc.+..................................       649,350
  17,600 Chips & Technologies Inc.+...............................       194,700
   6,500 Ciber Inc.+..............................................       164,125
  52,400 Citrix Systems Inc.+.....................................     2,200,800
   4,300 Clarify Inc.+............................................       179,794
  83,500 Coherent Communications Systems+.........................     1,628,250
   8,000 Cohu Inc. ...............................................       143,000
  10,600 Colonial Data Tech Corp.+................................       100,700
  12,100 Commnet Cellular Inc.+...................................       387,200
  83,600 Computer Horizons Corp.+.................................     2,006,400
   1,750 Computer Management Services+............................        35,875
  20,200 Computer Network Technology Co.+.........................       111,100
   7,600 Computer Task Group Inc. ................................       218,500
  20,900 Computer Products Inc.+..................................       407,550
  57,900 Computervision Corp.+....................................       405,300
   8,600 Comshare Inc.+...........................................       126,850
 142,800 Comverse Technology Inc.+................................     5,033,700
  13,098 Control Data Systems Inc.+...............................       243,950
  45,000 Cooper & Chyan Technology+...............................       978,750
  43,800 Copytele Inc.+...........................................       273,750
   5,900 CMG Information Services+................................        98,088
   2,300 CSG Systems International+...............................        49,450
   7,100 Cybercash Inc.+..........................................       205,900
  15,800 Cyrix Corp.+.............................................       213,300
  23,700 Data Broadcasting+.......................................       183,675

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 25.0% (CONTINUED)
   4,600 Data Translation Inc.+...................................  $     37,950
   7,600 Data Transmission Network+...............................       163,400
   4,200 Datastream Systems Inc.+.................................       123,900
   5,000 Davox+...................................................       170,000
   4,500 DecisionOne Corp.+.......................................        75,375
  67,200 Dendrite International+..................................     1,680,000
   3,800 Devon Group Inc.+........................................       106,400
   6,600 DH Technology Inc.+......................................       161,700
   6,700 Dialogic Corp.+..........................................       238,688
  31,800 Diamond Multimedia Systems+..............................       298,125
   2,900 Diana Corp.+.............................................        90,263
   9,800 Digi International Inc.+.................................       139,650
  15,000 Digital Microwave Corp.+.................................       249,375
   4,600 Digital Systems Inc.+....................................        71,300
   6,500 DII Group+...............................................       190,125
  11,500 Dionex Corp.+............................................       411,125
   8,800 Documentum Inc.+.........................................       222,200
  16,400 Dynatech Corp.+..........................................       643,700
   4,750 Edmark Corp.+............................................        70,953
   7,800 Eis International Inc.+..................................       127,725
   3,800 Elcom International Inc.+................................        22,325
   6,000 Electro Scientific Industries Inc.+......................       109,500
  75,000 Electronics For Imaging Inc.+............................     4,743,750
   4,500 Eltron International Inc.+...............................       129,375
   8,700 Encad Inc.+..............................................       252,300
  14,700 Ennis Business Forms Inc.+...............................       158,025
  96,200 Epic Design Technology Inc.+.............................     1,851,850
   8,600 Excalibur Technologies+..................................       130,075
  36,500 Executone Information Systems+...........................       104,938
  14,300 Filenet Corp. ...........................................       343,200
   6,500 Franklin Electronic Publishers Inc.+.....................        90,188
  16,800 Gen Datacomm Industries Inc.+............................       182,700
  14,800 Genrad Inc.+.............................................       218,300
  52,800 Geotek Communications Inc.+..............................       481,800
   9,800 Geoworks+................................................       216,825
   5,400 Hadco Corp.+.............................................       139,725
   9,200 Harbinger Corp.+.........................................       236,900
   7,900 Harmonic Lightwaves+.....................................       158,000
  45,700 HCIA Inc.+...............................................     2,587,763
   5,900 Helix Technology Corp. ..................................       156,350
  21,900 Highway Master+..........................................       306,600
  15,200 HNC Software+............................................       467,400
   9,800 HPR Inc.+................................................       169,050
   4,800 Hutchinson Technology Inc.+..............................       179,400
  14,000 Hyperion Software Corp.+.................................       185,500
  17,900 Identix Inc.+............................................       168,931
   7,000 Ikos Systems Inc.+.......................................       119,000
   5,800 Imnet Systems Inc.+......................................       109,475
  26,700 IMP Inc.+................................................       135,169
   8,200 In Focus Systems Inc.+...................................       127,100
   4,000 Inacom Corp.+............................................       108,000
   3,300 Indus Group Inc.+........................................        64,350
   7,600 Inference+...............................................       118,750
  10,977 Information Resources Inc.+..............................       138,585
   1,800 Integrated Measurement Systems+..........................        31,050
  14,600 Integrated Systems Inc.+.................................       485,450

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 25.0% (CONTINUED)
   7,200 Intercel Inc.+...........................................  $    125,100
  43,200 Interdigital Communications Corp.+.......................       359,100
  10,262 Intermagnetics Gen Corp.+................................       146,234
  19,000 Intermet Corp. ..........................................       229,188
   1,500 International Cabletel Inc.+.............................        36,375
  18,100 Intersolv Inc.+..........................................       142,538
  67,500 Inter-Tel Inc.+..........................................     1,409,063
  15,100 Intervoice Inc.+.........................................       205,738
   2,700 IPC Information Systems+.................................        45,225
   7,900 ITI Technologies Inc.+...................................       266,625
   7,300 Jack Henry & Associates+.................................       215,350
  15,100 Jacobs Engineering Group Inc.+...........................       352,963
  15,100 Keane Inc.+..............................................       679,500
  14,800 Kulicke & Soffa Industries Inc.+.........................       146,150
  10,200 Landmark Graphics Corp.+.................................       303,450
  20,400 Lattice Semiconductor Corp.+.............................       578,850
   4,300 Learning Tree International+.............................       117,175
  16,300 Legato Systems Inc.+.....................................       643,850
   4,500 Logic Works Inc.+........................................        42,188
  32,000 LTX Corp.+...............................................       164,000
   6,800 Manugistics Group Inc.+..................................       187,850
   5,700 Mastec Inc.+.............................................       168,150
   4,800 Maxis Inc.+..............................................        55,200
  81,700 McAfee Associates Inc.+..................................     4,871,363
   8,100 McWhorter Technologies Inc.+.............................       144,788
  59,800 MDL Information Systems+.................................     1,681,875
  12,300 Mercury Interactive Corp.+...............................       172,200
   7,400 Metaltools Inc.+.........................................       133,200
  28,350 Methode Electronics Inc., Class A Shares+................       538,650
   6,000 Metrocall Inc.+..........................................        41,250
  13,700 Microcom Inc.+...........................................       116,450
   6,000 Micron Electronics Inc.+.................................        95,250
   7,200 Micros Systems Inc.+.....................................       180,000
   5,700 Microtouch Systems Inc.+.................................        84,075
   9,200 Microware Systems Corp.+.................................       189,750
   7,500 Minerals Technologies Inc. ..............................       285,938
  13,500 MRV Communications, Inc.+................................       269,789
  17,800 Mylex Corp.+.............................................       293,700
   9,800 National Computer Systems Inc. ..........................       198,450
  24,400 National Data Corp. .....................................     1,024,800
   7,400 National Instruments Corp.+..............................       208,125
   9,500 Netcom On-Line Communicaton Services Inc.+...............       185,250
  29,800 Netmanage Inc.+..........................................       260,750
   9,900 Network Appliance+.......................................       277,200
  17,800 Network Equipment Technologies+..........................       226,950
   8,100 Network Peripherals Inc.+................................       129,600
  57,300 Nova Corp.+..............................................     1,661,700
  10,100 Novadigm Inc.+...........................................        75,750
  18,900 Nu-Kote Holdings Inc., Class A Shares+...................       229,163
  28,700 Oak Technologies Inc.+...................................       195,519
  83,700 Octel Communications Corp.+..............................     2,437,763
  40,100 OIS Optical Imaging Systems Inc.+........................       112,781
  11,525 Organogenesis Inc.+......................................       200,247
   5,400 Ortel Corp.+.............................................       134,325
   6,100 Pacific Scientific Co.+..................................        80,825
   5,700 Park Electrochemical Corp. ..............................       103,313

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 25.0% (CONTINUED)
   5,700 Palmer Wireless Inc.+....................................  $    111,150
  16,375 Paxar Corp.+.............................................       339,781
  15,400 P-Com Inc.+..............................................       381,150
   8,300 Peak Technologies Group Inc.+............................       186,750
  21,600 Performance Systems Inc.+................................       237,600
   4,800 Periphonics Corp.+.......................................       193,200
  15,100 Phoenix Technology Ltd.+.................................       258,588
   5,000 Pinnacle Systems Inc.+...................................        75,000
  15,800 Pioneer Standard Electronics Inc. .......................       209,350
   5,900 Pixar Inc.+..............................................        73,750
   4,200 Planar Systems Inc.+.....................................        49,088
  44,796 Platinum Technology Inc.+................................       481,557
  27,400 PMT Services Inc.+.......................................       496,625
  12,400 Policy Management System+................................       437,100
   5,700 PRI Automation+..........................................       166,725
  11,600 Precision Systems Inc.+..................................        71,050
   5,000 Premenos Technology Corp.+...............................        67,500
   4,800 Premiere Technologies Inc.+..............................       102,000
  36,000 Premisys Communications+.................................     1,404,000
  13,300 Pricellular Corp.+.......................................       177,888
   9,600 Prism Solutions Inc.+....................................       150,000
   8,300 Progress Software Corp.+.................................       133,838
  91,100 Project Software & Development+..........................     3,450,413
   7,900 Proxim Inc.+.............................................       256,750
  22,602 Pure Atria Corp.+........................................       695,026
  26,800 Quarterdeck Corp.+.......................................       214,400
   6,200 Quickresponse Services+..................................       196,850
   4,400 Radisys Corp.+...........................................       163,350
   1,800 Rainbow Technologies Inc.+...............................        32,625
  21,100 Ramtron International Co.+...............................       125,281
   9,800 Red Brick Systems Inc.+..................................       208,250
  41,650 Remedy Corp.+............................................     1,895,075
   2,900 Renaissance Solutions+...................................       112,375
  11,200 Ross Technology Inc.+....................................        78,400
   6,000 Saga Communications, Inc. ...............................       126,750
   7,100 Safeskin Corp.+..........................................       230,750
  14,900 Santa Cruz Operations Inc.+..............................       102,438
  52,900 Sapient Corp.+...........................................     2,287,925
  75,600 Scopus Technology Inc.+..................................     1,379,700
   7,200 SDL Inc.+................................................       138,600
   3,900 Secure Computing Corp.+..................................        51,675
  27,300 Security Dyamics Technologies Inc.+......................     1,781,325
  10,800 SEI Corp. ...............................................       230,850
  13,000 Sequent Computer Systems Inc.+...........................       146,250
  11,400 Seventh Level Inc.+......................................        81,225
  19,200 Shiva Corp.+.............................................       969,600
  25,200 Sierra Semiconductor Corp.+..............................       292,950
   9,800 Silicon Storage Technology+..............................        72,275
  13,300 Silicon Valley Group Inc.+...............................       241,063
   8,800 Siliconix Inc.+..........................................       162,800
  10,400 Smart Modular Technology+................................       156,000
   5,300 Software 2000 Inc.+......................................        58,963
  21,900 Spectrum Holobyte Inc.+..................................       112,238
   5,800 SPSS Inc.+...............................................       138,475
   5,500 SPS Transaction Services+................................        79,750
   9,700 Spyglass Inc.+...........................................       161,263

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 25.0% (CONTINUED)
   2,300 SQA Inc.+................................................  $     54,625
  18,100 Stac Electronics+........................................       153,850
  10,300 State of the Art Inc.+...................................       158,363
  44,800 S3 Inc.+.................................................       660,800
   3,600 Storage Computer Corp.+..................................        54,450
  30,400 Structural Dynamics Research Corp.+......................       767,600
   9,200 Submicron Corp.+.........................................        58,650
   5,500 Summit Medical Systems Inc.+.............................        93,500
  22,500 Sunriver Corp.+..........................................        90,000
   6,600 Supertex Inc.+...........................................       110,550
  51,800 Symantec Corp.+..........................................       505,050
   9,100 Sync Research Inc.+......................................       125,125
  17,800 Systemsoft Corp.+........................................       578,500
  26,000 System Software Associates Inc.+.........................       273,000
  10,300 Systems & Computer Technology+...........................       136,475
  11,000 TCSI Corp.+..............................................       264,000
  34,666 Tech Data Corp.+.........................................       918,649
   6,800 Technitrol Inc.+.........................................       207,400
  15,400 Technology Solutions Co.+................................       454,300
   4,500 Tekelec+.................................................        45,281
   6,900 Telco Systems Inc.+......................................       116,438
   9,300 Tel-Save Holdings Inc.+..................................       213,900
   6,100 Teltrend+................................................       285,938
   9,700 Telxon Corp..............................................       113,975
  26,100 Tencor Instruments+......................................       450,225
 135,170 Tetra Tech+..............................................     2,618,919
  10,600 Tetra Technologies, Inc.+................................       188,150
   1,200 Thermospectra Corp.+.....................................        18,600
   5,350 Transaction Network Services+............................        88,275
 129,200 Transaction Systems Architects+..........................     3,940,600
   5,400 Trescom International+...................................        63,450
   8,200 Trident Microsystems Inc.+...............................        94,300
   6,700 Triquint Semiconductor+..................................       134,838
  10,200 Tseng Labs Inc.+.........................................        85,425
   2,900 Unison Software Inc.+....................................        53,650
   8,200 Unitrode Corp.+..........................................       151,700
   5,500 U.S. Data Corp.+.........................................        68,750
   3,700 U.S. Order Inc.+.........................................        35,613
  25,700 Vanguard Cellular System+................................       491,513
  12,800 Vanstar Corp.+...........................................       270,400
   4,100 Vantive Corp.+...........................................       180,400
  23,600 Veritas Software Co.+....................................     1,091,500
   7,200 Verity Inc.+.............................................       175,500
   7,500 Viasoft Inc.+............................................       446,250
  12,400 Vical Inc.+..............................................       164,300
  28,600 Vicor Corp.+.............................................       704,275
  92,200 Videoserver Inc.+........................................     2,558,550
   5,400 Videolan Technologies Inc.+..............................        48,600
  14,100 Viewlogic Systems Inc.+..................................       181,538
  56,300 Visio Corp.+.............................................     2,026,800
   8,800 Visx Inc.+...............................................       170,500
  34,700 VLSI Technology+.........................................       485,800
  33,500 Wang Laboratories Inc.+..................................       598,813
   8,950 Wind River Systems+......................................       311,013
  26,300 Winstar Communications Inc.+.............................       509,563
   8,300 Workgroup Technology Corp.+..............................       139,025

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS


 SHARES                          SECURITY                              VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 25.0% (CONTINUED)
 14,500 Xircom Inc.+..............................................  $    185,781
 18,000 Xicor Inc.+...............................................       173,250
  3,100 Xpedite Systems Inc.+.....................................        55,025
 15,600 Zebra Technologies Corp., Class A Shares+.................       329,550
 15,800 Zilog Inc.+...............................................       408,825
  3,900 Zoran Corp.+..............................................        60,450
--------------------------------------------------------------------------------
                                                                     123,788,888
--------------------------------------------------------------------------------
 TRANSPORTATION -- 2.6%
 15,600 Air Express International Corp. ..........................       434,850
 15,200 American Freightways Corp. ...............................       169,100
 10,300 Atlantic Southeast Airlines+..............................       236,900
 94,700 Atlas Air Inc.+...........................................     4,261,500
  1,900 Eagle USA Airfreight Inc.+................................        38,475
  3,600 Greenwich Air Services Corp.+.............................        88,200
  4,600 Harper Group Inc. ........................................        88,550
  8,890 Heartland Express Inc.+...................................       253,365
 10,900 Landstar Systems Inc.+....................................       286,125
  3,100 Midwest Express Holdings+.................................        93,775
  5,402 Monro Muffler Brake Inc.+.................................       106,690
  4,700 Railtex Inc.+.............................................       103,400
 77,700 Rural/Metro Corp.+........................................     2,680,650
  9,900 Swift Transportation Inc.+................................       218,419
  5,600 United Transnet Inc.+.....................................        72,800
 32,500 ValueJet Inc.+............................................       406,250
  6,000 Western Pacific Airlines+.................................        60,750
 90,900 Wisconsin Central Transportation Corp.+...................     3,204,225
--------------------------------------------------------------------------------
                                                                      12,804,024
--------------------------------------------------------------------------------
 UTILITIES -- 1.4%
 12,450 ACC Corp.+................................................       591,375
 79,800 Aspect Telecommunications Corp.+..........................     4,149,600
  7,700 Cellular Communications of Puerto Rico +..................       205,975
  8,700 CFW Communications Co. ...................................       182,700
 14,500 Lincoln Telecommunications Co. ...........................       224,750
 10,600 Mid Comm Communications+..................................       164,300
 36,300 Mobile Telecommunications+................................       503,663
  2,200 Otter Tail Power Co. .....................................        70,400
 29,800 Tuscon Electric Power Co.+................................       480,525
  5,800 Western Water Co.+........................................       110,650
--------------------------------------------------------------------------------
                                                                       6,683,938
--------------------------------------------------------------------------------
        TOTAL COMMON STOCKS (Cost -- $423,514,180)................   491,614,656
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

    FACE
   AMOUNT                          SECURITY                           VALUE
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.8%
 $4,055,000 Chase Manhattan Bank, 5.188% due 9/3/96; Proceeds at
            maturity -- $4,057,338;
            (Fully collateralized by U.S. Treasury Bill due
            10/17/96;
            Market value -- $4,137,799) (Cost -- $4,055,000).....  $  4,055,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $427,569,180**)...  $495,669,656
-------------------------------------------------------------------------------

+ Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                           [PIE CHART APPEARS HERE]

                         CLASSIFICATION OF INVESTMENTS

                           Repurchase Agreement 0.8%

                           Other Common Stocks 6.0%

                             Basic Industries 6.6%

                            Consumer Services 20.0%

                              Transportation 2.6%

                            Financial Services 4.4%

                              Capital Goods 8.4%

                     Consumer Durables & Non-Durables 9.0%

                               Healthcare 17.2%

                               Technology 25.0%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 STOCKS -- 94.5%
 AUSTRALIA -- 3.4%
     6,000 Aberfoyle Ltd. ........................................  $     14,290
    39,000 Amcor Ltd. ............................................       238,862
    17,800 Ashton Mining Ltd.+....................................        23,522
   462,128 Australia and New Zealand Banking Group Ltd. ..........     2,417,163
    18,500 Australian Gas Light Co. Ltd. .........................        89,298
    49,800 Australian National Industries Ltd. ...................        40,194
    72,070 Boral Ltd. ............................................       173,368
    13,900 Brambles Industries Ltd. ..............................       207,882
   272,598 Broken Hill Proprietary Co. Ltd. ......................     3,714,479
    33,445 Burns, Philp & Co. Ltd. ...............................        49,489
    31,343 Coca-Cola Amatil Ltd. .................................       407,989
    68,160 Coles Myer Ltd. .......................................       237,314
    26,743 CRA Ltd. ..............................................       406,729
    32,100 Crown Ltd.+............................................        74,932
    60,500 CSR Ltd. ..............................................       212,559
    24,200 David Jones Ltd. ......................................        32,554
    13,300 Delta Gold NL+.........................................        31,783
     5,500 Dominion Mining Ltd.+..................................         3,046
    18,000 Email Ltd. ............................................        45,394
     7,700 F.H. Faulding & Co. Ltd. ..............................        46,306
   122,600 Foster's Brewing Group Ltd. ...........................       225,071
    21,100 Futuris Corp. Ltd. ....................................        24,042
    44,800 General Property Trust.................................        81,181
    37,300 Gio Australia Holdings Ltd. ...........................        92,383
    80,334 Goodman Fielder Ltd. ..................................        83,274
    16,400 Great Central Mines NL+................................        50,611
    11,556 Howard Smith Ltd. .....................................        85,133
    18,800 ICI Australia Ltd. ....................................       171,674
    25,144 James Hardie Industries Ltd. ..........................        55,511
    16,700 Leighton Holdings Ltd. ................................        67,130
    14,754 Lend Lease Corp. Ltd. .................................       241,436
    12,300 Metal Manufactures Ltd. ...............................        25,987
   102,650 M.I.M. Holdings Ltd. ..................................       131,587
    97,448 National Australia Bank Ltd. ..........................       950,776
    14,700 Newcrest Mining Ltd. ..................................        53,391
 1,335,548 News Corp. Ltd. .......................................     7,122,978
   174,256 News Corp. Ltd. Preferred..............................       785,967
    78,155 Normandy Mining Ltd. ..................................       129,254
    43,878 North Ltd. ............................................       130,897
    66,300 Pacific Dunlop Ltd. ...................................       143,749
    56,225 Pioneer International Ltd. ............................       162,391
    12,100 Plutonic Resources Ltd. ...............................        60,799
    14,500 QBE Insurance Group Ltd. ..............................        87,201
    41,400 QCT Resources Ltd. ....................................        56,019
    13,004 RGC Ltd. ..............................................        59,682
    11,700 Resolute Samantha Ltd. ................................        24,997
     7,700 Rothmans Holdings Ltd. ................................        43,260
    34,100 Santos Ltd. ...........................................       130,529
    25,557 Schroders Property Fund................................        46,109
     4,500 Sons of Gwalia NL......................................        29,163
    36,100 Southcorp Holdings Ltd. ...............................        90,839
    20,504 Stockland Trust Group..................................        48,187
    35,400 Sydney Harbour Casino Holdings Ltd.+...................        50,421
    19,500 TABCORP Holdings Ltd. .................................        89,033

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 AUSTRALIA -- 3.4% (CONTINUED)
    36,700 TNT Ltd.+............................................  $     42,980
    65,981 Westfield Trust......................................       121,651
   115,700 Westpac Banking Corp. Ltd. ..........................       568,548
 1,035,672 WMC Ltd. ............................................     7,211,858
------------------------------------------------------------------------------
                                                                    28,042,852
------------------------------------------------------------------------------
 AUSTRIA -- 0.2%
       200 Austria Mikro Systeme International AG...............        13,809
       200 Austrian Airlines Osterreichische Luftverkehrs AG....        28,060
     4,970 Bank Austria AG......................................       389,439
       500 Bank Austria AG Participant Certificate..............        20,771
       300 Bau Holding AG.......................................        16,876
       800 Boehler-Uddeholm AG..................................        62,468
       100 BWT AG...............................................        11,808
     2,160 Creditanstalt-Bankverein.............................       138,129
     1,180 Creditanstalt-Bankverein:Vorzu.......................        53,366
       500 EA-Generali AG.......................................       142,322
     1,600 Flughafen Wien AG....................................       111,857
       200 Lenzing AG...........................................        12,635
       900 Mayr-Melnhof Karton AG+..............................        42,321
       600 Oesterreichische Brau-Beteiligungs AG................        36,926
     2,300 Oesterreichische Elekrizitaetswirtschafts AG Class A
            Shares..............................................       167,077
     2,020 OMV AG...............................................       202,021
     1,000 Radex-Heraklith Industriebeteiligungs AG.............        29,137
       600 Steyr-Daimler-Puch AG+...............................         9,231
       140 Strabag Oesterreich AG...............................         9,558
       300 Universale-Bau AG....................................        12,707
     1,100 VA Technologie AG....................................       140,899
       500 Wienerberger Baustoffindustrie AG....................        93,519
------------------------------------------------------------------------------
                                                                     1,744,936
------------------------------------------------------------------------------
 BELGIUM -- 0.6%
       700 Barco Industries+....................................       120,308
       170 Bekaert S.A..........................................       128,770
     1,500 Cimenteries CBR Cementbedrijven......................       113,867
       250 Cimenteries CBR Cementbedrijven -- STR VVPR+.........            57
     3,800 Delhaize-Le Lion S.A. ...............................       203,549
       625 Electrabel S.A.......................................           657
     3,900 Electrabel S.A. -- STRIP VVPR+.......................       863,818
     2,800 Fortis AG............................................       391,061
     1,100 Generale de Banque S.A...............................       406,671
     1,625 Gevaert NV...........................................       105,734
       450 Glaverbel S.A........................................        49,096
     1,750 Groupe Bruxelles Lambert S.A.........................       218,821
       950 Kredietbank NV.......................................       301,889
       100 Kredietbank NV VVPR..................................        31,712
     1,700 PetroFina S.A........................................       536,312
     1,150 Royale Belge.........................................       213,910
       175 Royale Belge -- STRIP VVPR+..........................            57
       610 Solvay S.A...........................................       357,320
     1,000 Tractebel............................................       423,102
       150 Tractebel -- STRIP VVPR+.............................            73
     1,550 The Union Miniere Group+.............................       119,446
------------------------------------------------------------------------------
                                                                     4,586,230
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                          SECURITY                            VALUE
-------------------------------------------------------------------------------

 CANADA -- 0.5%
       100 Canadian Pacific Ltd. ................................  $      2,250
   180,500 Placer Dome, Inc. ADR.................................     4,332,000
-------------------------------------------------------------------------------
                                                                      4,334,250
-------------------------------------------------------------------------------
 DENMARK -- 0.9%
       210 Aarhus Oliefabrik A/S Class A Shares..................        10,895
        55 Aarhus Oliefabrik A/S Class B Shares..................         2,795
        10 A/S Dampskibsselskabet Svendborg Class B Shares.......       368,535
     1,420 A/S Det Ostasiatiske Kompagni+........................        28,341
     2,340 Carlsberg A/S Class A Shares..........................       138,471
     1,900 Carlsberg A/S Class B Shares..........................       112,766
     3,670 Danisco A/S...........................................       207,280
     3,510 Den Danske Bank.......................................       250,723
        14 D/S 1912 Class B Shares...............................       354,179
       610 FLS Industries A/S Class B Shares.....................        69,417
       395 GN Store Nord A/S.....................................        36,997
     1,975 ISS International Service System A/S Class B Shares...        51,520
       178 J. Lauritzen Holdings A/S Class B Shares..............        15,581
       805 Korn-OG Foderstof Kompagniet A/S......................        33,120
       495 NKT Holding A/S.......................................        24,612
    34,255 Novo Nordisk AS Class B Shares........................     5,271,578
       675 Radiometer A/S Class B Shares.........................        41,952
       190 Royal Copenhagen A/S Class A Shares...................        14,636
     3,120 SAS Danmark A/S.......................................        37,144
     1,585 Sophus Berendsen A/S Class A Shares...................       190,084
     1,585 Sophus Berendsen A/S Class B Shares...................        18,938
       410 Superfos AS...........................................        43,427
     8,690 Tele Danmark A/S Class B Shares.......................       429,038
     3,530 Unidanmark A/S Class A Shares.........................       156,358
-------------------------------------------------------------------------------
                                                                      7,908,387
-------------------------------------------------------------------------------
 FINLAND -- 0.3%
     1,600 Amer Group, Ltd. Class A Shares.......................        39,027
       500 Cultor Oy Series 1....................................        26,518
     1,000 Cultor Oy Series 2....................................        50,575
     1,000 Instrumentarium Group Class A Shares..................        32,896
       300 Instrumentarium Group Class B Shares..................         9,533
     6,000 Kesko.................................................        98,688
       400 Kone Corp. Class B Shares.............................        48,068
    46,866 Merita Ltd. Class A Shares+...........................        99,424
       900 Metra Oy Class A Shares...............................        47,330
       900 Metra Oy Class B Shares...............................        47,733
     8,500 Oy Nokia AB...........................................       360,467
    11,400 Oy Nokia AB Class A Shares............................       481,650
     8,300 Outokumpu Oy Class A Shares...........................       156,950
     1,400 Pohjola Insurance Group Class A Shares................        25,533
     1,300 Pohjola Insurance Group Class B Shares................        23,855
     1,000 Sampo Insurance Co. Ltd. Class A Shares...............        63,554
       600 Stockmann AB Class A Shares...........................        33,836
       400 Stockmann AB Class B Shares...........................        21,572
    17,660 UPM-Kymmene Corp.+....................................       403,896
-------------------------------------------------------------------------------
                                                                      2,071,105
-------------------------------------------------------------------------------
 FRANCE -- 6.1%
     1,791 Accor S.A.............................................       217,140
   123,222 Alcatel Alsthom.......................................     9,553,414
    11,402 AXA S.A...............................................       640,898

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 FRANCE -- 6.1% (CONTINUED)
    11,675 Banque Nationale de Paris............................  $    421,178
       110 Bongrain S.A.........................................        50,364
     1,436 Bouygues.............................................       139,876
     1,318 Canal Plus...........................................       302,383
     2,295 Carrefour S.A........................................     1,161,548
     3,650 Casino Guichard Perrachon............................       144,307
     1,000 Casino Guichard Perrachon Preferred..................        26,304
       450 Chargeurs International S.A.+........................        16,242
       806 Club Mediterranee S.A................................        60,432
    36,644 Compagnie Bancaire S.A...............................     3,631,077
     5,098 Compagnie de Saint Gobain............................       632,195
     9,887 Compagnie de Suez S.A................................       355,307
    83,490 Compagnie Financiere de Paribas......................     5,256,000
       950 Compagnie Francaise d'Etudes et de Construction
            Technip.............................................        86,242
    81,283 Compagnie Generale de Geophysique S.A................     7,843,795
     7,131 Compagnie Generale des Eaux..........................       688,827
       300 Comptoirs Modernes...................................       129,348
       624 CPR Parisienne de Reescompte.........................        50,600
       885 Credit National......................................        56,886
       400 Dollfus-Mieg & Cie...................................        15,980
       800 Docks de France S.A..................................       197,780
       600 Ecco S.A. ...........................................       148,454
    16,250 Elf Aquitaine S.A. ..................................     1,185,300
     1,550 Eridania Beghin-Say S.A. ............................       218,271
       550 Essilor International................................       145,764
       100 Europe 1 Communication...............................        21,142
       700 Finextel.............................................        10,591
     4,324 Groupe Danone........................................       597,788
       500 Groupe Saint Louis...................................       116,690
       919 GTM ENTREPOSE S.A. ..................................        55,346
     3,825 Havas S.A. ..........................................       257,214
       900 Imetal S.A. .........................................       118,905
     5,621 Lafarge S.A. ........................................       311,283
     5,244 Lagardere S.C.A. ....................................       125,185
     3,950 L'Air Liquide........................................       673,424
     1,660 Legrand S.A. ........................................       248,535
     4,015 L'OREAL..............................................     1,256,250
     3,516 Lyonnaise des Eaux S.A. .............................       308,617
     6,508 Michelin.............................................       304,541
     5,200 Moet Hennessy Louis Vuitton..........................     1,097,367
     1,700 Moulinex+............................................        30,932
       800 Nord-Est S.A. .......................................        20,221
       450 Pathe S.A.+..........................................       119,172
     3,375 Pernod- Ricard.......................................       204,792
     1,350 Pinault-Printemps-Redoute S.A. ......................       433,347
     1,200 Primagaz Cie.........................................       128,874
     1,050 Promodes.............................................       255,018
     3,000 PSA Peugeot..........................................       344,138
    19,587 Rhone-Poulenc Class A Shares.........................       514,071
       200 Sagem S.A. ..........................................       113,526
       100 Salomon S.A. ........................................        83,067
     6,238 Sanofi S.A. .........................................       493,749
     7,706 Schneider S.A. ......................................       344,141
     1,600 Sidel S.A. ..........................................        95,820
       934 Simco S.A. ..........................................        75,738
        50 Skis Rossignol S.A. .................................        18,690

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 FRANCE -- 6.1% (CONTINUED)
     1,650 Societe BIC S.A. ....................................  $    241,164
       220 Societe Eurafrance S.A. Bonus rights.................        89,199
       950 Societe Francaise d' Investissements Immobiliers et
            de gestion..........................................        68,035
     5,336 Societe Generale.....................................       587,834
     3,100 Societe Nationale d'Exploitation Industrielle des
            Tabacs et Allumettes................................       124,463
       400 Sodexho S.A. ........................................       183,461
     1,500 Sommer Allibert......................................        38,537
     7,112 Thomson CSF..........................................       197,348
    14,277 Total S.A. Class B Shares............................     1,051,834
    18,445 Union des Assurances de Paris........................       371,373
       550 Union du Credit-Bail Immobilier......................        56,347
       500 Union Immobiliere de France..........................        39,556
    14,550 Usinor Sacilor.......................................       200,000
   112,534 Valeo S.A............................................     5,675,595
------------------------------------------------------------------------------
                                                                    51,078,832
------------------------------------------------------------------------------
 GERMANY -- 6.5%
     2,700 Adidas AG............................................       232,947
     2,500 AGIV-AG fuer Industrie und Verkehrswesen+............        41,108
     1,350 Allianz AG Holding...................................     2,410,779
        50 AMB Aachener & Muenchener Beteiligungs AG Bearer
            Shares..............................................        38,740
       250 AMB Aachener & Muenchener Beteiligungs AG Registered
            Shares..............................................       203,004
    37,000 BASF AG..............................................     1,100,385
    41,500 Bayer AG.............................................     1,506,052
    15,350 Bayerische Hypotheken-und Wechsel-Bank AG............       432,932
    15,900 Bayerische Vereinsbank AG............................       531,721
     5,000 Beiersdorf AG........................................       230,071
     2,000 Bilfinger & Berger Bau AG............................        79,848
       250 Brau Und Brunnen AG+.................................        21,061
        75 Buders Lahn..........................................        33,876
     1,500 CKAG Colonia Konzern AG..............................       122,614
       500 CKAG Colonia Konzern AG Preferred....................        36,371
     5,650 Continental AG.......................................        95,657
   316,903 Daimler-Benz AG+.....................................    17,236,880
       500 Degussa AG...........................................       175,362
    28,400 Deutsche Bank AG.....................................     1,408,277
     2,150 Deutsche Lufthansa AG................................       302,321
       150 Deutsche Lufthansa AG Non Voting Preferred...........        20,960
       150 Didier-Werke AG+.....................................        11,063
       100 DLW AG+..............................................         7,680
     1,850 Douglas Holding AG...................................        75,362
    26,600 Dresdner Bank AG.....................................       725,389
       116 Dyckerhoff AG........................................        40,634
       116 Dyckerhoff AG Preferred..............................        25,485
        50 Escada AG............................................         8,187
        50 Escada AG Preferred..................................         7,748
     3,380 George Schaefer Kommanditgesellschaft auf Aktien.....        44,140
        50 Groche frdh Preferred................................        13,702
       250 Heidelberger Zement AG...............................       166,294
       100 Herlitz AG+..........................................        10,623
       100 Herlitz AG Preferred.................................        10,217
     4,000 Hochtief AG..........................................       188,388
        50 Holsten-Brauerei AG..................................        11,571
       150 IWKA AG..............................................        32,716
       500 Karstadt AG..........................................       176,275
     3,500 Kloeckner-Humboldt-Deutz AG+.........................        18,947

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 GERMANY-- 6.5% (CONTINUED)
       500 Linde AG.............................................  $    311,273
       150 Linotype-Hell AG+....................................         9,576
       650 MAN AG...............................................       163,621
       250 MAN AG -- Vorzugsaktien..............................        49,482
    22,760 Mannesmann AG........................................     8,239,680
     9,800 Merck KGaA...........................................       360,752
     4,225 Metro AG+............................................       397,112
       450 Muenchener Rueckversicherungs-Gesellschaft...........     1,036,845
       900 Preussag AG..........................................       212,302
       400 PWA Papierwerke Waldhof-Aschaffenburg AG.............        56,299
       100 Rheinmetall Berlin AG................................        13,465
        66 Rheinmetall Berlin AG Preferred......................         7,145
    20,000 RWE AG...............................................       729,462
    12,000 RWE AG Preferred.....................................       361,347
       100 Salamander AG........................................        10,150
     3,650 SAP AG...............................................       607,098
     2,400 SAP AG -- Vorzugsaktien..............................       394,478
     4,100 Schering AG..........................................       301,021
    33,500 Siemens AG...........................................     1,776,102
       150 STRABAG AG+..........................................        12,738
     1,900 Thyssen AG...........................................       345,209
    29,250 VEBA AG..............................................     1,534,942
     1,606 Viag AG..............................................       585,975
    23,841 Volkswagen AG........................................     8,856,379
------------------------------------------------------------------------------
                                                                    54,207,840
------------------------------------------------------------------------------
 HONG KONG -- 3.8%
    50,000 Applied International Holdings.......................         3,620
    84,640 Bank of East Asia, Ltd. .............................       307,027
   269,000 Cathay Pacific Airways...............................       447,017
   180,000 Cheung Kong Holdings Ltd. ...........................     1,262,818
   156,000 China Light & Power Co. Ltd. ........................       663,726
   151,116 Chinese Estates Holdings.............................       134,842
    45,000 Dickson Concepts International Ltd. .................        54,702
    65,000 Elec & Eltek (Bermuda) International Holdings........        11,936
    46,000 Giordano International Ltd. .........................        38,072
   106,000 Hang Lung Development Co. ...........................       200,137
   568,400 Hang Seng Bank Ltd. .................................     5,825,351
   235,000 Hong Kong & China Gas Co. Ltd. ......................       379,880
    18,000 Hong Kong and China Gas Co. Ltd. Warrants, Expire
            9/30/97+............................................         4,830
    12,400 Hong Kong Aircraft Engineering Co. Ltd. .............        31,269
    78,000 Hong Kong & Shanghai Hotels Ltd. ....................       134,661
   826,400 Hong Kong Telecommunications Ltd. ...................     1,383,977
    13,800 Hong Kong Telecommunications Ltd. ADR................       232,875
   343,000 Hopewell Holdings Ltd. ..............................       182,972
   999,000 Hutchison Whampoa Ltd. ..............................     6,046,167
    81,000 Hysan Development Co. Ltd. ..........................       249,828
     3,650 Hysan Development Co. Ltd. Rights....................         1,876
    16,795 Jardine Matheson Holdings Ltd.+......................       105,808
    25,500 Johnson Electric Holdings Ltd. ......................        56,885
    25,000 Kumagai Gumi (Hong Kong) Ltd. .......................        23,277
     5,000 Kumagai Gumi (Hong Kong) Ltd. Warrants, Expire
            6/30/98+............................................         1,008
    16,000 Lai Sun Garment (International) Ltd. ................        20,587
     4,900 Melco International Development Ltd. ................         1,600
    45,000 Miramar Hotel and Investment Ltd. ...................        83,508
 1,043,119 New World Development Co. Ltd. ......................     5,058,641

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 HONG KONG -- 3.8% (CONTINUED)
       898 New World Infrastructure Ltd. .......................  $      2,112
    96,000 Oriental Press Group.................................        49,348
    42,000 Peregrine Investment Holdings Ltd. ..................        59,203
     4,200 Peregrine Investment Holdings Ltd. Warrants, Expire
            5/15/98+ ...........................................           684
    44,000 Playmates Toys Holdings Ltd. ........................        11,095
   196,000 Regal Hotels International...........................        51,961
   116,000 Shangri-La Asia Ltd. ................................       151,512
    98,000 Shun Tak Holdings Ltd. ..............................        57,664
   100,000 South China Morning Post Holdings Ltd. ..............        70,479
    62,000 Stelux Holdings International Ltd. ..................        12,828
   663,000 Sun Hung Kai Properties Ltd. ........................     6,369,423
   145,500 Swire Pacific Ltd. Class A Shares....................     1,293,612
    41,000 Tai Cheung Holdings Ltd. ............................        31,547
    33,000 Television Broadcasts Ltd. ..........................       117,358
   171,000 Wharf Holdings Ltd. .................................       645,725
    15,140 Wing Lung Bank.......................................        87,714
    17,000 Winsor Industrial Corp. Ltd. ........................        15,059
------------------------------------------------------------------------------
                                                                    31,976,221
------------------------------------------------------------------------------
 IRELAND -- 0.1%
    45,600 Allied Irish.........................................       256,811
    24,186 CRH PLC..............................................       240,627
    19,300 Fyffes PLC...........................................        32,263
    11,764 Greencore Group PLC..................................        58,806
    16,647 Independent Newspapers PLC...........................        78,355
    20,900 Irish Life PLC.......................................        81,070
     3,000 James Crean PLC......................................         9,738
    71,800 Jefferson Smurfit Group PLC..........................       195,191
    11,100 Kerry Group PLC......................................       107,737
    48,600 Wedgwood PLC.........................................        58,369
    14,500 Woodchester Investments PLC..........................        42,360
------------------------------------------------------------------------------
                                                                     1,161,327
------------------------------------------------------------------------------
 ITALY -- 4.0%
     9,000 Arnoldo Mondadori Editore S.p.A. ....................        62,416
    53,000 Assicurazioni Generali...............................     1,167,810
 2,180,600 Banca Commerciale Italiana...........................     4,147,399
    34,000 Banco Ambrosiano Veneto S.p.A. ......................        75,481
    15,000 Banco Ambrosiano Veneto S.p.A. di Risp NC# ..........        20,725
    14,000 Banco Popolare di Milano.............................        66,893
    12,000 Benetton Group S.p.A. ...............................       129,680
     5,000 Bulgari S.p.A. ......................................        84,328
     9,000 Burgo Cartiere S.p.A. ...............................        41,004
    15,000 Cementir S.p.A. .....................................        11,749
   150,000 Credito Italiano.....................................       174,257
    42,000 Edison S.p.A. .......................................       227,427
   318,000 Ente Nazionale Idrocarburi S.p.A. ...................     1,393,406
     5,000 Falck Acciaierie & Ferriere Lombarde ................        19,632
 3,674,599 Fiat S.p.A. .........................................    11,357,596
    30,000 Impregilo S.p.A. ....................................        29,125
    53,000 Istituto Bancario San Paolo di Torino................       333,389
    40,000 Istituto Mobiliare Italiano S.p.A. ..................       313,961
   871,800 Istituto Nazionale delle Assicurazioni...............     1,245,614
    11,000 Italcementi S.p.A. ..................................        73,480
    45,000 Italgas S.p.A. ......................................       154,058
     4,000 La Previdente........................................        20,411
    11,000 La Rinascente S.p.A. ................................        65,607

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 ITALY -- 4.0% (CONTINUED)
     3,000 La Rinascente S.p.A. di Risp NC#.......................  $      6,888
     2,000 La Rinascente S.p.A. PRIV..............................         4,228
       800 La Rinascente Warrants, Expire 12/31/99+...............           429
    27,500 Magneti Marelli S.p.A. ................................        34,990
    32,000 Mediobanca S.p.A.+.....................................       171,708
    45,000 Montedison S.p.A.+.....................................        24,304
   262,700 Montedison S.p.A. di Risp NC+# ........................       168,886
 5,362,050 Olivetti Group+........................................     2,805,794
    75,000 Parmalat Finanziara S.p.A. ............................       102,983
 2,676,700 Pirelli S.p.A. ........................................     4,486,074
    22,000 Riunione Adriatica di Sicurta S.p.A. ..................       189,780
     8,800 Riunione Adriatica di Sicurta S.p.A. Risp NC# .........        39,072
     6,000 Sasib S.p.A. ..........................................        21,471
     4,000 Sasib S.p.A. di Risp NC# ..............................         7,109
    15,000 Sirti S.p.A. di Risp NC# ..............................       104,622
    45,000 Snia BPD S.p.A. .......................................        41,630
     5,000 Snia BPD S.p.A. di Risp NC# ...........................         3,015
     4,000 Societa Assicuratrice Industriale......................        13,068
     8,000 Societa Assicuratrice Industriale di Risp NC# .........        65,474
     7,000 Spa Fabbriche Riunit di Risp@ .........................         7,348
   532,400 Stet Societa Finanziaria Telefonica S.p.A. ............     1,695,311
   447,500 Telecom Italia Mobile S.p.A............................       923,781
   102,500 Telecom Italia Mobile S.p.A. di Risp NC# ..............       123,898
   440,000 Telecom Italia S.p.A. .................................       864,560
   105,000 Telecom Italia S.p.A. di Risp NC# .....................       169,088
--------------------------------------------------------------------------------
                                                                      33,290,959
--------------------------------------------------------------------------------
 JAPAN -- 36.6%
    10,000 Acom Ltd. .............................................       401,473
     5,500 Advantest Corp. .......................................       199,033
    46,000 Ajinomoto Co. Inc. ....................................       487,108
    13,000 Alps Electric Co. Ltd. ................................       153,222
    20,000 Amada Co. Ltd. ........................................       187,845
     6,000 Amano Corp. ...........................................        76,243
    27,000 Aoki Corp.+............................................        89,005
     5,000 Aoyama Trading Co. Ltd. ...............................       132,136
     3,700 Arabian Oil Co. Ltd. ..................................       155,018
   163,000 Asahi Bank Ltd. .......................................     1,816,114
    30,000 Asahi Breweries Ltd. ..................................       325,966
   101,000 Asahi Chemical Industries Co. Ltd. ....................       678,913
    83,000 Asahi Glass Co. Ltd. ..................................       924,769
     8,000 Asahi Optical Co. Ltd.+................................        37,200
    44,000 Ashikaga Bank Ltd. ....................................       253,222
     3,000 Autobacs Seven Co. Ltd. ...............................       253,591
   326,600 Bank of Tokyo-Mitsubishi Ltd. .........................     6,646,279
    80,000 Bank of Yokohama Ltd. .................................       650,460
    56,000 Bridgestone Corp. .....................................       917,863
    17,000 Brother Industries Ltd. ...............................        88,443
    59,000 Canon Inc. ............................................     1,097,421
    19,000 Casio Computer Corp. Ltd. .............................       164,456
    55,000 Chiba Bank Ltd. .......................................       435,543
    41,000 Chichibu Onoda Cement Corp. ...........................       200,847
    14,000 Chiyoda Corp. .........................................       150,828
    17,000 Chugai Pharmaceutical Co. .............................       151,058
    20,000 Citizen Watch Co. Ltd. ................................       160,773
    44,000 Cosmo Oil Co. Ltd. ....................................       255,248

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 36.6% (CONTINUED)
     9,100 Credit Saison Co. Ltd. ................................  $    218,701
     4,000 CSK Corp. .............................................       120,073
    53,000 Dai Nippon Printing Co. Ltd. ..........................       932,136
    26,000 Daicel Chemical Industries Ltd. .......................       138,379
    27,000 Daido Steel Co. Ltd. ..................................       120,580
   731,000 Daiei Inc. ............................................     7,336,923
     7,000 Daifuku Co. Ltd. ......................................        89,594
    19,000 Dai-ichi Pharmaceutical Co. ...........................       290,423
    19,000 Daikin Industries Ltd. ................................       187,200
    12,000 Daikyo Inc. ...........................................        79,447
    17,000 Daimaru Inc. ..........................................       105,662
    56,000 Dainippon Ink & Chemical Inc. .........................       244,419
    10,000 Dainippon Screen Manufacturing Co. Ltd. ...............        81,952
     9,725 Daito Trust Construction Co. Ltd. .....................       122,681
    34,000 Daiwa House Industry Co. Ltd. .........................       485,267
     9,000 Daiwa Kosho Lease Co. Ltd. ............................        87,016
   970,000 Daiwa Securities Co. Ltd. .............................    10,986,186
     1,290 DDI Corp. .............................................    10,274,861
    30,000 Denki Kagaku Kogyo K.K. ...............................       101,104
       281 East Japan Railway Co. ................................     1,314,438
    20,000 Ebara Corp. ...........................................       302,025
   251,800 Eisai Co. Ltd. ........................................     4,358,968
     8,000 Ezaki Glico Co. .......................................        81,031
    16,800 Fanuc..................................................       614,143
   203,000 Fuji Bank Ltd. ........................................     3,738,489
    36,000 Fuji Photo Film........................................     1,083,977
    24,000 Fujikura Ltd. .........................................       185,856
    35,000 Fujita Corp. ..........................................       138,904
     8,000 Fujita Kanko Inc. .....................................       155,432
   129,000 Fujitsu Ltd. ..........................................     1,162,900
    46,000 Furukawa Electric Co. .................................       251,178
     6,000 Gakken Co. ............................................        41,988
    36,000 Gunma Bank.............................................       361,325
    13,000 Gunze Ltd. ............................................        72,900
     6,000 Hankyu Corp.+..........................................       332,596
    12,000 Hankyu Department Store................................       153,591
    27,000 Haseko Corp.+..........................................       100,690
    20,000 Hazama Corp. ..........................................        75,874
    16,000 Higo Bank..............................................       115,359
     3,000 Hirose Electric........................................       180,662
   234,000 Hitachi Ltd. ..........................................     2,150,386
    70,000 Hitachi Zosen Corp. ...................................       341,620
   272,000 Hokuetsu Bank Ltd. ....................................     1,382,541
    48,000 Hokuriku Bank..........................................       270,055
    68,000 Honda Motor Co. .......................................     1,571,639
    22,000 Honshu Paper Co. Ltd. .................................       146,869
     8,000 House Foods Industry...................................       145,856
     8,000 Hoya Corp. ............................................       254,143
    17,000 Inax Corp. ............................................       162,799
   165,000 Industrial Bank of Japan...............................     3,509,668
    13,200 Industrial Bank of Japan Rights+.......................             0
    15,000 Isetan.................................................       204,419
    20,000 Ishihara Sangyo Kaisha+................................        68,139
   143,000 Ito-Yokado Co. Ltd. ...................................     7,545,027
   100,000 Itochu Corp. ..........................................       606,814
    14,000 Itoham Foods...........................................        99,650

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 36.6% (CONTINUED)
    16,000 Iwatani International Corp. ...........................  $     85,893
    10,000 Jaccs..................................................        78,637
   125,000 Japan Airlines+........................................       932,320
    77,000 Japan Energy Corp. ....................................       265,174
     8,000 Japan Metals & Chemicals+..............................        36,169
    23,000 Japan Steel Works+.....................................        66,289
     4,000 Jeol+..................................................        28,176
    11,000 JGC Corp. .............................................       131,675
    56,000 Joyo Bank..............................................       407,366
    22,000 Jusco Corp. ...........................................       652,302
    67,000 Kajima Corp. ..........................................       600,902
     6,000 Kaken Pharmaceutical Co. ..............................        45,690
    19,000 Kamigumi Co. Ltd. .....................................       154,659
    13,200 Kandenko Co. Ltd. .....................................       154,364
    32,000 Kanebo Ltd.+...........................................        82,209
    22,000 Kaneka Corp. ..........................................       134,511
    68,700 Kansai Electric Power Co. .............................     1,530,883
    17,000 Kansai Paint...........................................        80,303
    42,000 Kao Corp. .............................................       498,895
     4,000 Katokichi..............................................        88,766
   965,000 Kawasaki Heavy Industries..............................     4,442,908
    37,000 Kawasaki Kisen Kaisha Ltd.+............................       106,298
   228,000 Kawasaki Steel.........................................       766,298
    35,930 Keihin Electric Express Railway........................       201,816
    12,600 Kikkoman Corp. ........................................        92,005
    18,500 Kinden Corp. ..........................................       282,780
   113,940 Kinki Nippon Railway...................................       802,616
    74,000 Kirin Brewery Co. Ltd. ................................       763,167
     4,300 Kissei Pharmaceutical Co. .............................       113,637
     9,000 Kokuyo Co. ............................................       236,187
    70,000 Komatsu Ltd. ..........................................       598,802
   194,000 Komori Corp. ..........................................     4,305,155
     2,000 Konami Co. Ltd. .......................................        60,773
    25,000 Konica Corp. ..........................................       172,651
    12,000 Koyo Seiko Co. Ltd. ...................................       108,508
    99,000 Kubota Corp. ..........................................       581,602
    48,000 Kumagai Gumi Co. Ltd. .................................       170,607
    17,000 Kurabo Industries......................................        60,893
    22,000 Kuraray Co. Ltd. ......................................       224,861
    14,000 Kureha Chemical Industry...............................        72,836
     8,800 Kurita Water Industries................................       183,941
    53,000 Kyocera Corp. .........................................     3,601,657
    31,000 Kyowa Hakko Kogyo......................................       268,038
    50,000 Kyudenko Co. Ltd. .....................................        63,996
    18,000 Lion Corp. ............................................        98,784
     7,000 Maeda Road Construction................................       108,931
     6,000 Makino Milling Machine.................................        52,430
    11,000 Makita Corp. ..........................................       158,011
   105,000 Marubeni Corp. ........................................       510,497
    19,000 Maruha Corp. ..........................................        64,732
    26,000 Marui Co. Ltd. ........................................       509,944
   147,000 Matsushita Electric Industrial Co. ....................     2,477,071
   187,300 Matsuzakaya Ltd. ......................................     2,017,872
    19,000 Meiji Milk Products....................................       111,270
    27,000 Meiji Seika............................................       155,635
    27,000 Minebe Co. Ltd. .......................................       225,745

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 36.6% (CONTINUED)
     8,000 Misawa Homes...........................................  $     70,570
   154,000 Mitsubishi Chemical Corp. .............................       646,629
   122,000 Mitsubishi Corp. ......................................     1,415,653
   151,000 Mitsubishi Electric Corp. .............................       969,125
    91,000 Mitsubishi Estates Co. Ltd. ...........................     1,114,456
    35,000 Mitsubishi Gas Chemical Co. ...........................       144,383
   237,000 Mitsubishi Heavy Industries Ltd. ......................     1,874,613
    80,000 Mitsubishi Materials Corp. ............................       386,740
    32,000 Mitsubishi Oil Co. ....................................       246,040
    23,000 Mitsubishi Paper Mills.................................       121,353
    44,000 Mitsubishi Rayon Co. ..................................       176,243
   452,000 Mitsubishi Trust & Banking.............................     6,784,161
   109,000 Mitsui & Co. ..........................................       920,377
    58,000 Mitsui Engineering & Ship Building+....................       155,948
    57,000 Mitsui Fodosan.........................................       703,314
    51,000 Mitsui Marine & Fire Insurance.........................       354,558
    36,000 Mitsui Mining & Smelting...............................       131,933
    78,000 Mitsui O.S.K. Lines Ltd.+..............................       234,143
     9,000 Mitsui Soko............................................        69,613
    55,000 Mitsui Toatsu Chemicals................................       199,033
    84,000 Mitsui Trust & Banking.................................       843,093
    34,000 Mitsukoshi Ltd. .......................................       306,814
     6,000 Mori Seiki.............................................        99,447
    68,000 Murata Manufacturing Co. Ltd. .........................     2,416,942
     9,000 Nagase & Co. ..........................................        75,331
    56,000 Nagoya Railroad Co. Ltd. ..............................       261,952
     2,700 Namco..................................................        87,762
    34,450 Nankai Electric Railway................................       207,144
   558,000 NEC Corp. .............................................     5,960,220
    52,000 New Oji Paper Co. Ltd. ................................       422,320
    25,000 NGK Insulators.........................................       262,430
    14,000 NGK Spark Plug.........................................       144,383
   923,200 Nichido Fire & Marine Insurance Ltd. ..................     6,418,194
    19,000 Nichiei Co. Ltd. ......................................       299,171
    22,000 Nichirei Corp. ........................................       142,817
    23,000 Nihon Cement Co. Ltd. .................................       150,791
    21,000 Niigata Engineering Co. Ltd.+..........................        73,287
   149,000 Nikon Corp. ...........................................     1,618,968
    10,000 Nippon Beet Sugar Manufacturing........................        44,751
     7,000 Nippon Comsys Corp. ...................................        92,817
     7,000 Nippon Denko Co. Ltd. .................................        28,103
    75,000 Nippon Express Co. Ltd. ...............................       660,911
    41,000 Nippon Fire & Marine Insurance Ltd. ...................       243,130
    38,000 Nippon Light Metal Co. ................................       191,749
    16,000 Nippon Meat Packers Inc. ..............................       222,467
    86,000 Nippon Oil Co. Ltd. ...................................       526,611
    67,000 Nippon Paper Industries Co. ...........................       401,012
     9,000 Nippon Sharyo Ltd. ....................................        82,872
    31,000 Nippon Sheet Glass.....................................       133,305
    22,000 Nippon Shinpan Co. ....................................       140,589
    14,000 Nippon Shokubai K.K. Co. ..............................       120,534
 3,896,000 Nippon Steel Co. ......................................    12,340,920
    19,000 Nippon Suisan Kaisha Ltd.+.............................        76,979
       901 Nippon Telegraph & Telephone Corp. ....................     6,396,602
    82,000 Nippon Yusen Kabushiki Kaish...........................       433,407
    61,000 Nippondenso Co. Ltd. ..................................     1,258,195

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 36.6% (CONTINUED)
    19,000 Nishimatsu Construction................................  $    176,703
 1,713,000 Nissan Motor Co. Ltd.+.................................    12,823,839
    15,000 Nisshinbo Industries...................................       137,707
     9,000 Nissin Food Products...................................       217,127
    11,000 Nitto Denko Corp. .....................................       168,139
 1,839,000 NKK Corp.+.............................................     4,859,972
    14,000 NOF Corp. .............................................        77,863
   258,000 Nomura Securities Co. Ltd. ............................     4,490,054
    10,000 Noritake Co. Ltd. .....................................        90,239
    40,000 NSK Ltd. ..............................................       263,351
    33,000 NTN Corp. .............................................       211,187
     2,790 NTT Data Communication Systems Corp. ..................     8,554,972
   434,000 Obayashi Corp. ........................................     3,604,676
    51,320 Odakyu Electric Railway................................       331,737
    10,000 Okamoto Industries Inc. ...............................        57,550
     8,000 Okuma Corp. ...........................................        75,138
    17,000 Okumura Corp. .........................................       127,891
    19,000 Olympus Optical Co. Ltd. ..............................       174,953
    18,000 Omron Corp. ...........................................       329,834
    12,000 Onward Kashiyama Co. Ltd. .............................       165,745
    24,000 Orient Corp. ..........................................       144,751
     5,000 Orix Corp. ............................................       186,924
   177,000 Osaka Gas Co. .........................................       609,558
     2,000 Oyo Corp. .............................................       106,814
    25,000 Penta-Ocean Construction...............................       149,401
   284,000 Pioneer Electronic Corp. ..............................     5,753,222
    10,000 Q.P. Corp. ............................................        90,147
    17,000 Renown Inc.+...........................................        58,545
     8,000 Rohm Co. ..............................................       479,558
   244,000 Sakura Bank Ltd. ......................................     2,314,180
     9,000 Sanden.................................................        64,309
    16,000 Sankyo Aluminum Industry Co. ..........................        84,714
    31,000 Sankyo Co. Ltd. .......................................       770,718
     5,000 Sanrio Co. Ltd.+.......................................        52,025
    15,000 Sanwa Shutter..........................................       135,359
   137,000 Sanyo Electric Co. Ltd. ...............................       706,445
    24,000 Sapporo Breweries......................................       220,331
    16,000 Sato Kogyo Co. ........................................        85,745
     8,000 Secom..................................................       511,970
     7,000 Sega Enterprises.......................................       299,723
    10,000 Seino Transportation...................................       147,329
    16,000 Seiyu Ltd. ............................................       181,215
    39,000 Sekisui Chemical Co. ..................................       423,756
    49,000 Sekisui House Ltd. ....................................       518,876
       400 Seven-Eleven...........................................        24,088
    27,000 Seventy-Seventh Bank...................................       261,049
 1,116,000 Sharp Corp. ...........................................    17,675,138
     4,000 Shimachu...............................................       114,180
     9,000 Shimano Inc. ..........................................       166,574
    55,000 Shimizu Corp. .........................................       511,510
    24,000 Shin-Etsu Chemical Co. ................................       424,309
    25,000 Shionogi & Co. ........................................       195,441
    28,000 Shiseido Co. Ltd. .....................................       340,331
    56,000 Shizuoka Bank..........................................       623,941
     9,000 Shokusan Jutaku Sogo...................................        30,082
    73,000 Showa Denko K.K.+......................................       209,723

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 36.6% (CONTINUED)
     7,000 Skylark................................................  $    132,136
     4,000 SMC....................................................       279,926
    23,000 Snow Brand Milk Products...............................       145,073
   165,100 Sony Corp. ............................................    10,368,157
   577,000 Sumitomo Bank..........................................    10,573,019
   114,000 Sumitomo Chemical Co. .................................       495,469
    75,000 Sumitomo Corp. ........................................       633,287
    50,000 Sumitomo Electric Industries...........................       662,983
    12,000 Sumitomo Forestry Co. .................................       173,480
    37,000 Sumitomo Heavy Industries Ltd.+........................       132,191
    47,000 Sumitomo Marine & Fire.................................       363,535
   221,000 Sumitomo Metal Industries..............................       624,742
    39,000 Sumitomo Metal Mining Co. .............................       320,690
    29,000 Sumitomo Osaka Cement Co. Ltd. ........................       117,762
 1,003,000 Sumitomo Realty & Development Co. Ltd. ................     7,056,095
   562,000 Taisei Corp. ..........................................     3,565,542
    24,000 Taisho Pharmaceutical..................................       481,767
     7,000 Taiyo Yuden Co., Ltd. .................................        83,793
    15,000 Takara Shuzo...........................................       150,552
     9,000 Takara Standard........................................        92,817
    20,000 Takashimaya Co. .......................................       272,559
    61,000 Takeda Chemical Industries.............................     1,055,985
     5,000 Takuma Co. Ltd. .......................................        65,837
    68,000 Teijin Ltd. ...........................................       331,860
    17,000 Teikoku Oil Ltd. ......................................       104,723
    12,000 Toa Corp. .............................................        74,033
    60,000 Tobu Railway Co. Ltd. .................................       362,430
     9,000 Toei...................................................        64,061
     1,200 Toho Co. ..............................................       197,790
    35,300 Tohoku Electric Power..................................       760,607
   142,000 Tokai Bank.............................................     1,686,740
   109,000 Tokyo Marine & Fire Insurance Co. .....................     1,244,567
    12,000 Tokyo Broadcasting System..............................       183,425
    11,000 Tokyo Dome Corp. ......................................       204,604
    95,000 Tokyo Electric Power...................................     2,318,316
    11,000 Tokyo Electronics Ltd. ................................       287,661
   197,000 Tokyo Gas Co. Ltd. ....................................       656,666
    11,000 Tokyo Steel Manufacturing..............................       196,500
     7,000 Tokyo Style Co. .......................................       112,154
    14,000 Tokyo Tatemono Co. Ltd. ...............................        73,738
    18,000 Tokyotokeiba...........................................        74,585
    77,000 Tokyu Corp. ...........................................       506,243
    49,000 Toppan Printing Co. Ltd. ..............................       618,139
    98,000 Toray Industries Inc. .................................       610,920
    42,000 Tosoh Corp. ...........................................       173,259
    15,000 Tostem Corp. ..........................................       428,176
    24,000 Toto Ltd. .............................................       318,232
    11,000 Toyo Engineering.......................................        67,255
     3,000 Toyo Exterior..........................................        60,220
    14,000 Toyo Seikan Kaisha.....................................       449,907
    49,000 Toyobo Ltd. ...........................................       163,784
    20,000 Toyoda Automatic Loom Works............................       384,898
   263,000 Toyota Motor Corp. ....................................     6,344,935
     1,000 Trans Cosmos...........................................        41,344
     6,000 Tsugami Corp. .........................................        26,022
    12,000 Tsubakimoto Chain......................................        75,690
    59,000 UBE Industries Ltd. ...................................       206,445

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 36.6% (CONTINUED)
     5,000 Uni-Charm..............................................  $    121,086
     3,000 Uniden Corp. ..........................................        54,419
    30,000 Unitika Ltd.+..........................................        79,834
    13,000 Uny Co. Ltd. ..........................................       228,637
    10,000 Wacoal Corp. ..........................................       131,149
    14,000 Yamaguchi Bank.........................................       212,707
    14,000 Yamaha Corp. ..........................................       221,731
    85,000 Yamaichi Securities....................................       516,574
    23,000 Yamanouchi Pharmaceutical..............................       474,401
    26,000 Yamato Transport Co. Ltd. .............................       282,504
    15,000 Yamazaki Baking Co. Ltd. ..............................       255,524
    77,000 Yasuda Trust & Banking.................................       385,000
    18,000 Yokogawa Electric......................................       154,972
--------------------------------------------------------------------------------
                                                                     305,094,196
--------------------------------------------------------------------------------
 MALAYSIA -- 1.9%
     9,000 Aluminium Co. of Malaysia Berhad.......................        13,353
    30,000 AMMB Holdings Berhad...................................       204,507
    84,000 Amsteel Corp. Berhad...................................        59,619
    15,000 Antah Holdings Berhad..................................        19,488
    13,000 Aokam Perdana Berhad...................................        20,017
    51,000 Berjaya Group Berhad...................................        33,743
    30,000 Berjaya Leisure Berhad.................................        28,270
    21,000 Commerce Asset Holdings Berhad.........................       131,365
    59,000 DCB Holdings Berhad....................................       179,805
    17,000 Edaran Otomobil Nasional Berhad........................       177,239
    17,000 Ekran Berhad...........................................        72,259
   173,200 Genting Berhad.........................................     1,390,869
     5,800 Genting International Ltd. ADR.........................        12,180
    81,000 Golden Hope Plantation Berhad..........................       130,571
    10,000 Golden Plus Holdings Berhad............................        20,049
    20,000 Guinness Anchor Berhad.................................        45,312
    40,000 Highlands & Lowlands Berhad............................        68,008
     9,000 Hong Leong Industries Berhad...........................        41,502
    47,000 Hong Leong Properties Berhad...........................        52,959
    17,000 Hume Industries Berhad.................................        87,256
    37,000 Idris Hydraulic Berhad.................................        48,664
    31,000 IGB Corp. Berhad.......................................        32,071
    63,000 IOI Corp. Berhad.......................................        92,461
    21,000 Jaya Tiasa Holdings Berhad.............................       116,208
    21,000 Johan Holdings Berhad..................................        18,862
    31,000 Kedah Cement Holdings Berhad...........................        55,441
     8,000 Kelanamas Industries Berhad............................        14,628
    21,000 Kemayan Corp. Berhad...................................        26,778
     8,000 Kian Joo Can Factory Berhad............................        47,477
    58,000 Kuala Lumpur Kepong Berhad.............................       144,197
    40,000 Land & General Holdings Berhad.........................        73,141
    28,000 Landmarks Berhad.......................................        34,806
    29,000 Leader Universal Holdings Berhad.......................        62,795
   153,250 Magnum Corp. Berhad....................................       248,266
    93,000 Malayan Banking Berhad.................................       883,831
    22,000 Malayan Cement Berhad..................................        54,695
    87,000 Malayan United Industries Berhad.......................        63,144
     9,000 Malayawata Steel Berhad................................        16,168
    82,000 Malaysia International Shipping Berhad.................       249,899
    85,000 Malaysia Mining Corp. Berhad...........................        95,436

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 MALAYSIA -- 1.9% (CONTINUED)
    63,000 Malaysian Airline System Berhad......................  $    188,206
       400 Malaysian Helicopter Services Berhad.................           599
    18,000 Malaysian Mosaics Berhad.............................        22,952
     9,000 Malaysian Oxygen Berhad..............................        44,029
    13,000 Malaysian Pacific Industries Berhad..................        46,655
    33,000 Malaysian Resources Corp. Berhad.....................       104,539
    52,000 MBF Capital Berhad...................................        74,232
    53,000 Metroplex Berhad.....................................        57,169
    47,000 Mulpha International Berhad..........................        41,462
    50,000 Multi-Purpose Holdings Berhad........................        69,773
    23,000 Mycom Berhad.........................................        29,513
    19,000 Nestle Malaysia Berhad...............................       189,710
    15,000 New Straits Times Press Berhad.......................        84,208
    10,000 Oriental Holdings Berhad.............................        80,599
    10,000 Palmco Holdings Berhad...............................        12,831
    55,000 Pan-Malaysia Cement Works Berhad.....................        61,532
    25,000 Perlis Plantations Berhad............................        87,717
    41,000 Perusahaan Otomobil Nasional Berhad..................       221,950
    13,000 Petaling Garden Berhad...............................        15,743
    14,000 Pilecon Engineering Berhad...........................        17,178
    36,000 Promet Berhad........................................        31,191
   104,666 Public Bank Berhad...................................       200,620
    23,000 Rashid Hussain Berhad................................        82,544
 2,002,000 Renong Berhad........................................     2,922,158
   242,000 Resorts World Berhad.................................     1,319,751
    17,000 R.J. Reynolds Berhad.................................        49,081
    23,000 Rothmans of Pall Mall Berhad.........................       242,100
    23,000 Selangor Properties Berhad...........................        26,746
    20,000 Shell Refining Co. Berhad............................        60,149
   189,000 Sime Darby Berhad....................................       640,408
    11,000 Sungei Way Holdings Berhad...........................        55,577
    41,000 TA Enterprise Berhad.................................        58,200
    45,000 Tan Chong Motor Holdings Berhad......................        79,757
    51,000 Technology Resources Industries Berhad...............       147,245
   162,000 Telekom Malaysia Berhad..............................     1,423,048
   250,000 Tenaga Nasional Berhad...............................       907,249
    52,000 Time Engineering Berhad..............................       110,514
    17,000 UMW Holdings Berhad..................................        67,487
    61,000 United Engineers Ltd. ...............................       432,953
    45,000 YTL Corp. Berhad.....................................       221,950
------------------------------------------------------------------------------
                                                                    15,696,664
------------------------------------------------------------------------------
 NETHERLANDS -- 3.0%
    24,503 ABN AMRO Holding NV..................................     1,341,556
     5,528 Akzo Nobel...........................................       643,698
    51,554 Elsevier NV..........................................       821,577
     6,729 Getronics NV.........................................       164,102
     3,902 Heineken NV..........................................       869,623
       205 Hollandsche Beton Groep NV...........................        37,371
     9,864 Koninklijke Ahold NV.................................       552,565
     2,000 Koninklijke Nederlandsche Hoogovens en
            Staalfabrienken NV..................................        71,230
     1,428 Koninklijke Nedlloyd Groep NV........................        34,049
     1,998 Koninklijke Pakhoed NV...............................        56,444

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 NETHERLANDS -- 3.0% (CONTINUED)
     1,509 IHC Caland NV..........................................  $     81,981
    58,848 ING Groep NV...........................................     1,836,573
     7,067 KLM Royal Dutch Air Lines NV...........................       194,954
     7,921 NV Koninklijke KNP BT..................................       183,608
     1,472 Oce-Van Der Griten NV..................................       151,767
    26,835 Philips Electronics NV.................................       908,754
    41,690 Royal Dutch Petroleum Co. .............................     6,241,478
    36,006 Royal PTT Netherlands NV...............................     1,264,969
     1,912 Stad Rotterdam NV......................................        67,680
     1,855 Stork NV...............................................        55,652
    12,446 Unilever NV............................................     1,791,845
    63,809 Wolters Kluwer NV......................................     8,031,012
--------------------------------------------------------------------------------
                                                                      25,402,488
--------------------------------------------------------------------------------
 NEW ZEALAND -- 0.2%
   176,900 Brierley Investments Ltd. .............................       175,843
   114,700 Carter Holt Harvey Ltd. ...............................       257,325
     3,200 Ceramco Corp. Ltd. ....................................         3,247
     7,200 Fisher & Paykel Industries Ltd. .......................        24,154
    24,575 Fletcher Challenge Building............................        54,115
    24,575 Fletcher Challenge Energy..............................        56,835
    53,300 Fletcher Challenge Forests.............................        73,585
    49,150 Fletcher Challenge Paper...............................        94,659
    36,300 Lion Nathan Ltd. ......................................        95,971
   125,300 Telecom Corp. of New Zealand Ltd. .....................       599,405
     6,500 Wilson & Horton Ltd. ..................................        42,177
--------------------------------------------------------------------------------
                                                                       1,477,316
--------------------------------------------------------------------------------
 NORWAY -- 0.2%
     2,700 Aker AS Class A Shares.................................        53,310
       600 Aker AS Class B Shares.................................        11,238
     2,700 Bergesen d.y. ASA Class A Shares.......................        56,892
     1,100 Bergesen d.y. ASA Class B Shares.......................        22,835
     1,700 Dyno Industrier AS.....................................        38,740
     3,300 Elkem AS...............................................        46,872
     4,000 Hafslund Nycomed ASA+..................................        29,343
     2,700 Hafslund Nycomed Class B Shares........................        17,067
     1,400 Helikopter Services Group AS...........................        16,279
     2,300 Kvaerner ASA Class A Shares............................        82,030
       600 Kvaerner ASA Class B Shares............................        19,666
     2,000 Leif Hoegh & Co. AS....................................        34,650
     5,200 NCL Holdings AS........................................        11,931
    15,300 Norsk Hydro AS.........................................       703,302
       400 Norske Skogindustrier AS...............................        11,612
     1,800 Norske Skogindustrier AS Class A Shares................        55,487
     4,000 Nycomed AS Class A Shares+.............................        49,946
     2,700 Nycomed AS Class B Shares+.............................        32,239
     2,600 Orkla AS Class A Shares................................       143,862
       600 Orkla AS Class B Shares................................        30,530
     1,800 Petroleum Geo-Services AS+.............................        49,728
     3,500 Transocean AS+.........................................        93,143
    18,500 UNI Storebrand AS Class A Shares.......................       102,508
     1,300 Unitor Ships Service AS................................        18,261
--------------------------------------------------------------------------------
                                                                       1,731,471
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 SINGAPORE -- 2.6%
    20,000 Amcol Holdings Ltd. ...................................  $     37,237
    15,000 Chun Hup Holdings Ltd. ................................        10,979
   836,000 City Developments Ltd. ................................     6,950,824
    42,000 Comfort Group Ltd. ....................................        39,994
     7,000 Creative Technology Ltd.+..............................        28,354
    19,000 Cycle & Carriage Ltd. .................................       182,276
    73,000 DBS Land Ltd. .........................................       242,779
    93,000 Development Bank of Singapore Ltd. ....................     1,090,462
    16,000 First Capital Corp. Ltd. ..............................        39,795
   322,000 Fraser & Neave Ltd. ...................................     3,143,481
    30,000 Goldtron Ltd. .........................................        19,826
    29,000 Hai Sun Hup Group Ltd. ................................        21,638
    12,000 Haw Par Brothers International Ltd. ...................        26,094
    27,000 Hotel Properties Ltd. .................................        41,787
    11,000 Inchcape Berhad........................................        34,863
    79,000 IPC Corp. .............................................        28,631
    17,089 Jardine Matheson Holdings Ltd. ........................       107,660
     7,000 Jurong Shipyard Ltd. ..................................        31,836
   513,000 Keppel Corp. Ltd. .....................................     3,899,891
     8,000 Low Keng Huat Ltd. ....................................         3,411
    22,000 Lum Chang Holdings Ltd. ...............................        18,447
     7,000 Metro Holdings Ltd. ...................................        25,618
    22,000 Natsteel Ltd. .........................................        36,426
    46,000 Neptune Orient Lines Ltd. .............................        40,861
   203,700 Oversea-Chinese Banking Corp. Ltd. ....................     2,446,368
     8,000 Overseas Union Enterprise Ltd. ........................        42,353
    19,000 Parkway Holdings Ltd. .................................        59,678
     3,000 Prima Ltd. ............................................        11,192
     4,000 Robinson & Co. Ltd. ...................................        16,344
     8,000 Sembawang Maritime Ltd. ...............................        20,579
    10,000 Shangri-La Hotel Ltd. .................................        34,820
    55,000 Singapore Airlines Ltd. ...............................       582,362
    13,000 Singapore Press Holdings Ltd. .........................       225,412
    49,000 Singapore Technologies Industrial Corp. ...............       116,301
   484,000 Singapore Telephone Corp. .............................     1,176,293
    20,000 Straits Trading Co. Ltd. ..............................        47,754
    90,000 United Industrial Corp. Ltd. ..........................        85,702
    47,000 United Overseas Bank Ltd. .............................       450,895
    33,000 United Overseas Land Ltd. .............................        55,812
     9,000 Van Der Horst Ltd. ....................................        31,983
--------------------------------------------------------------------------------
                                                                      21,507,018
--------------------------------------------------------------------------------
 SPAIN -- 2.7%
       750 Acerinox S.A. .........................................        83,969
     9,200 Argentina Corp. .......................................       380,375
    15,120 Autopistas Concesionaria Espanola S.A. ................       162,028
    16,500 Banco Bilbao Vizcaya S.A.+.............................       694,070
    12,050 Banco Central Hispanoamericano S.A. ...................       245,249
    78,190 Banco Santander S.A. ..................................     4,014,392
     1,100 Corporacion Financiera Alba............................        92,190
     1,800 Corporacion Mapfre.....................................        87,808
     3,800 Dragados & Construcciones S.A. ........................        48,014
     3,200 Ebro Argicolas, Compania de Alimentacion S.A. .........        35,187
     1,650 El Aguila S.A.+........................................         9,764
     1,400 Empresa Nacional de Celulosas S.A. ....................        20,824
    19,100 Empresa Nacional de Electridad S.A. ...................     1,113,511

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 SPAIN -- 2.7% (CONTINUED)
    11,200 Ercros S.A.+.........................................  $      6,001
     1,000 Fomento de Construcciones y Contratas S.A. ..........        78,371
     2,750 Gas Natural SDG......................................       527,809
     2,881 General de Agnas Barcelona S.A. .....................       112,779
    68,250 Iberdrola S.A. ......................................       616,757
     1,500 Inmobiliaria Metropolitana Vasco Central S.A. .......        50,141
     2,750 Inmobiliaria Urbis S.A.+.............................        10,996
       500 Portland Valderrivas S.A. ...........................        31,548
       800 Prosegur, CIA de Seguridad S.A. .....................        29,429
    77,830 Repsol S.A. .........................................     2,530,119
     3,800 Sarrio S.A. .........................................        13,067
     2,450 Tabacalera S.A. .....................................        99,924
   592,010 Telefonica de Espana.................................    11,007,438
    19,250 Union Electrica Fenosa S.A. .........................       116,843
     3,450 Uralita S.A. ........................................        29,245
     2,850 Vallehermosa S.A. ...................................        52,079
     1,550 Viscofan Industria Navarra De Envolturas Celulosicas
            S.A. ...............................................        20,948
       660 Zardoya -- Otis S.A. ................................        63,865
------------------------------------------------------------------------------
                                                                    22,384,740
------------------------------------------------------------------------------
 SWEDEN -- 3.4%
     4,900 ABB AB Class A Shares................................       529,605
     2,000 ABB AB Class B Shares................................       214,049
     8,500 AGA AB Class A Shares................................       141,339
     7,100 AGA AB Class B Shares................................       115,376
   388,009 Astra AB Class A Shares..............................    16,422,915
    53,694 Astra AB Class B Shares..............................     2,223,958
     8,000 Atlas Copco AB Class A Shares........................       160,234
     4,000 Atlas Copco AB Class B Shares........................        80,117
     3,600 Autoliv AB...........................................       118,906
     5,400 Electrolux AB Class B Shares.........................       314,271
     1,200 Esselte AB Class A Shares............................        25,214
     1,000 Esselte AB Class B Shares............................        21,314
     3,100 Euroc Industies......................................        99,814
     1,660 Fastighets AB Nackebro+..............................        22,960
     3,000 Hennes & Mauritz AB Class B Shares...................       312,003
     4,800 Securitas AB.........................................       120,085
    24,660 Skandia Forsakrings AB...............................       306,810
   372,607 Skandinaviska Enskilda Banke Class A Shares..........     3,097,876
     9,300 Skanska AB Class B Shares............................       348,646
     3,200 SKF AB Class A Shares................................        73,042
     4,200 SKF AB Class B Shares................................        98,725
     9,000 Stadshypotek AB......................................       233,322
     3,900 Stora Kopparbergs Class A Shares.....................        54,532
    19,200 Stora Kopparbergs Class B Shares.....................       269,919
    14,500 Svenska Cellulosa AB.................................       307,960
    15,200 Svenska Handelsbanken Class A Shares.................       311,355
     1,400 Svenska Handelsbanken Class B Shares.................        27,300
    34,000 Swedish Match AB+....................................        97,652
    70,400 Telefonaktiebolaget LM Ericsson Class B Shares.......     1,644,188
     7,700 Trelleborg AB Class B Shares.........................       101,265
    10,400 Volvo AB Class A Shares..............................       223,245
    23,600 Volvo AB Class B Shares..............................       503,015
------------------------------------------------------------------------------
                                                                    28,621,012
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                  SECURITY                     VALUE
----------------------------------------------------------------

 SWITZERLAND -- 4.5%
       532 Adia S.A. ...........................    $    150,146
       155 Alusoisse Lonza Class A Shares.......         121,012
       320 Alusoisse Lonza Class B Shares.......         251,436
       300 Brown Boveri.........................          73,396
       648 Brown Boveri PLC.....................         800,260
     5,964 Ciba Geigy AG........................       7,544,637
    14,655 CS Holdings AG.......................       1,523,503
       200 Danzas Holding AG....................          38,744
       140 Distebora Holdings AG+...............           2,063
       115 Forbo Holding AG Registered Shares...          47,244
       180 Gebrueder Sulzer AG..................         113,176
        40 Georg Fischer AG.....................          40,013
        30 Georg Fischer AG Preferred...........           5,886
        25 Grands Magasins Jemoli SA+...........          14,132
        90 Grands Magasins Jemoli SA Registered
            Shares+.............................           9,994
       552 Holderbank Financiere Glaris AG Class
            B Shares............................         423,126
        35 Moevenpick Holding AG................           9,936
        25 Moevenpick Holding AG Bearer Shares..           6,784
     3,040 Nestle SA Registered Shares..........       3,566,466
        25 Reiseburo Kuoni AG Registered Shares...        58,032
       414 Roche Holding AG.....................       3,793,339
       545 Roche Holding AG Bearer Shares.......       4,161,677
       220 Sandoz AG............................         260,855
     6,798 Sandoz AG Registered Shares..........       8,105,831
       105 Schindler Holding AG.................         103,281
        70 Schindler Holding AG Warrants, Expire
            12/16/96+...........................              17
     3,390 Schweizerische Bankgesellschaft Class
            B Shares............................         661,667
     2,015 Schweizerische Bankverein Class B
            Shares..............................       1,960,149
     2,515 Schweizerische Bankverein Registered
            Shares..............................         490,882
     1,089 Schweizerische Rueckversicherungs-
            Gesellschaft Registered Shares......       1,179,386
       130 SGS Societe Generale de Surveillance
            Holding S.A.........................         304,505
       185 Sika Finanz AG Bearer Shares.........          46,188
       280 SMH AG Bearer Shares.................         194,989
     1,170 SMH AG Registered Shares.............         181,224
        90 Sulzer AG............................          52,229
       170 Swissair AG Registered Shares+.......         155,719
       320 Valora Holdings AG...................          58,249
     3,535 Zurich Versicherungsgesellschaft
            Registered Shares...................         974,078
----------------------------------------------------------------
                                                      37,484,251
----------------------------------------------------------------
 UNITED KINGDOM -- 12.5%
    94,400 Abbey National PLC...................         871,997
    12,100 AMEC PLC.............................          17,770
     6,900 Amstrad PLC..........................          14,828
    16,000 Anglian Water PLC....................         146,045
    16,706 Argosargos...........................         197,278
    48,900 Arjo Wiggins Appleton PLC............         141,395
 5,017,574 Asda Group PLC.......................       8,783,499
    64,300 Associated British Foods PLC.........         400,493
   113,300 Barclays PLC.........................       1,609,717
    11,000 Barratt Developments PLC.............          43,669
    62,800 Bass PLC.............................         816,655
   220,900 B.A.T. Industries PLC................       1,486,362
    24,400 BBA Group PLC........................         124,326
    21,100 The BICC Group.......................         110,314
    43,600 Blue Circle Industries PLC...........         251,119
    34,400 BOC Group PLC........................         466,695

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 UNITED KINGDOM -- 12.5% (CONTINUED)
    64,500 Boots Co. PLC..........................................  $    628,567
    11,500 Bowthorpe PLC..........................................        78,547
    30,000 BPB Industries PLC.....................................       167,630
    30,600 British Aerospace PLC..................................       475,883
    68,700 British Airways PLC....................................       564,267
   313,600 British Gas PLC........................................     1,002,363
    25,700 British Land Co. PLC...................................       184,776
   403,497 British Petroleum Co. PLC..............................     3,913,252
   122,600 British Sky Broadcasting Group PLC.....................     1,095,121
   145,600 British Steel PLC......................................       423,282
   445,800 British Telecommunications PLC.........................     2,616,409
   286,100 BTR PLC................................................     1,140,286
    11,900 Burmah Castrol PLC.....................................       195,016
   168,000 Cable and Wireless PLC.................................     1,105,469
    70,900 Cadbury Schweppes PLC..................................       568,485
    10,100 Calor Group PLC........................................        39,860
    35,700 Caradon PLC............................................       123,873
    41,350 Carlton Communications PLC.............................       309,898
    16,700 Chubb Security PLC.....................................        83,917
    41,600 Coats Viyella PLC......................................       103,057
     5,400 Cobham PLC.............................................        52,961
    49,550 Commercial Union PLC...................................       457,706
     3,100 Costain Group PLC+.....................................         3,222
    24,100 Courtaulds PLC.........................................       162,537
     6,100 Courtaulds Textiles PLC................................        29,937
    11,700 Dawson International PLC...............................        12,160
    13,300 De La Rue PLC..........................................       133,041
     8,900 Delta PLC..............................................        51,608
    11,500 East Midlands Electricity PLC..........................       103,532
    25,300 Electrocomponents PLC..................................       152,836
    18,300 English China Clays PLC................................        72,221
    33,400 FKI PLC................................................        96,838
   196,400 General Electric Co. PLC...............................     1,183,372
    21,600 George Wimpey PLC......................................        45,070
    25,000 GKN PLC................................................       410,675
   558,318 Glaxo Wellcome PLC.....................................     8,010,876
    72,840 Granada Group PLC......................................       992,186
   149,600 Grand Metropolitan PLC.................................     1,108,321
    19,300 Great Portland Estates PLC.............................        58,370
    71,900 Great Universal Stores PLC.............................       732,148
    31,500 GTD....................................................       101,914
    53,575 Guardian Royal Exchange PLC............................       211,854
   137,700 Guinness PLC...........................................     1,029,844
    16,900 Hammerson PLC..........................................       101,695
   369,100 Hanson PLC.............................................       908,615
    42,400 Harrisons & Crosfield PLC..............................        88,471
    14,500 Hepworth PLC...........................................        62,664
   127,500 HSBC Holdings PLC......................................     2,188,105
    61,600 Hong Kong Shang Hai Banking Corp. .....................     1,081,706
    74,000 Huntingdon International Holdings PLC ADR..............       508,750
     7,400 Hyder PLC..............................................        84,548
    20,500 IMI PLC................................................       126,883
    51,800 Imperial Chemical Industries PLC.......................       654,584
   131,000 J. Sainsbury PLC.......................................       797,507
     5,400 John Laing PLC.........................................        23,421
    12,900 Johnson Matthey PLC....................................       124,705

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


  SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 UNITED KINGDOM -- 12.5% (CONTINUED)
    47,900 Kingfisher PLC.........................................  $    490,379
 1,659,592 Ladbroke Group PLC.....................................     5,408,328
     8,500 Laird Group PLC........................................        64,301
    36,600 Land Securities PLC....................................       389,854
    57,700 LASMO PLC..............................................       174,957
    35,300 Legal & General Group PLC..............................       397,800
     6,600 Lex Service PLC........................................        40,179
   369,400 Lloyds TSB Group PLC...................................     2,165,129
    10,200 London Electricity PLC.................................       100,437
    46,200 Lonrho PLC.............................................       126,367
    52,812 Lucas Industries PLC...................................       197,281
   201,100 Marks & Spencer PLC....................................     1,548,011
    20,416 Marley PLC.............................................        39,568
    24,300 MEPC PLC...............................................       165,025
    10,900 Mercury Asset Management Group PLC.....................       167,469
     7,500 Meyer International PLC................................        47,182
   111,858 National Grid Group PLC................................       304,209
    81,300 National Power PLC.....................................       510,825
    22,400 Next PLC...............................................       203,238
    28,300 Northern Electric PLC..................................       252,896
     9,200 Ocean Group PLC........................................        64,420
   648,685 Orange PLC+............................................     1,941,593
     2,900 Oxford Instruments PLC.................................        21,303
    39,800 Pearson PLC............................................       424,562
    59,700 Pilkington PLC.........................................       188,487
    16,000 Provident Financial PLC................................       112,535
   136,800 Prudential Corp. PLC...................................       923,688
    16,800 Racal Electronic PLC...................................        77,461
    16,800 Railtrack Group PLC....................................       113,941
    59,500 Rank Organisation PLC..................................       416,630
    31,000 Redland PLC............................................       212,464
    40,400 Reed International PLC.................................       724,585
   770,545 Rentokil Group PLC.....................................     4,925,803
   119,800 Reuters Holdings PLC...................................     1,396,855
    29,900 Rexam PLC..............................................       177,586
    14,700 RMC Group PLC..........................................       247,335
   104,300 Rolls-Royce PLC........................................       361,903
    47,719 Royal & Sun Alliance Insurance Group PLC...............       264,742
    57,600 Royal Bank of Scotland Group PLC.......................       438,437
    76,400 RTZ Corp. PLC Registered Shares........................     1,137,999
    38,100 Rugby Group PLC........................................        63,718
    67,800 Safeway PLC............................................       361,359
    11,600 Schroders PLC..........................................       251,562
    43,700 Scottish & Newcastle PLC...............................       462,750
    54,549 Scottish Power PLC.....................................       241,590
    90,100 Sears PLC..............................................       135,896
    32,700 Sedgwick Group PLC.....................................        61,842
    23,300 Slough Estates PLC.....................................        89,769
   196,767 SmithKline Beecham PLC.................................     2,300,433
    18,000 Smiths Industries PLC..................................       213,113
    15,159 Southern Electric PLC..................................       159,100
    16,300 St. Jame's Place Capital PLC...........................        22,292
    31,700 T & N PLC..............................................        68,622
    55,000 Tarmac PLC.............................................        86,394
    23,600 Tate & Lyle PLC........................................       170,046
    22,900 Taylor Woodrow PLC.....................................        61,026

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                        INTERNATIONAL EQUITY INVESTMENTS


   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 UNITED KINGDOM -- 12.5% (CONTINUED)
     154,000 Tesco PLC...........................................   $    729,321
      24,100 Thames Water PLC....................................        209,622
      43,300 The Peninsular and Oriental Steam Navigation Co. ...        347,861
      30,800 Thorn Emi...........................................        693,698
      30,800 Thorn PLC+..........................................        187,264
      28,518 TI Group PLC........................................        244,484
       8,900 Transport Development Group PLC.....................         27,334
      14,100 Unigate PLC.........................................         95,094
      58,300 Unilever PLC........................................      1,253,640
      37,400 United Utilities PLC................................        354,241
       5,433 Value Realisation Trust PLC.........................          6,007
       2,852 Value Realisation Trust PLC Convertible Unsecured
              Loan Stock.........................................          4,078
      19,700 Vickers PLC.........................................         83,135
   2,637,069 Vodafone Group PLC..................................      9,953,924
     564,917 W.H. Smith Group PLC................................      4,511,919
      34,600 Williams Holdings PLC...............................        191,170
      25,000 Willis Corroon Group PLC............................         51,578
      11,800 Wilson Connolly Holdings PLC........................         29,785
      33,000 Wolseley PLC........................................        238,293
      67,700 Zeneca Group PLC....................................      1,318,964
--------------------------------------------------------------------------------
                                                                     104,513,691
--------------------------------------------------------------------------------
 UNITED STATES -- 0.5%
     411,100 Echo Bay Mines Ltd. ................................      4,085,306
--------------------------------------------------------------------------------
             TOTAL STOCKS (Cost -- $764,528,275).................    788,401,092
--------------------------------------------------------------------------------
    FACE
  AMOUNT++                         SECURITY                            VALUE
--------------------------------------------------------------------------------
 CONVERTIBLE NOTE -- 0.0%
     279,800 Michelin Convertible Note, 6.375% due 1/1/01
              (Cost -- $119,854).................................        158,546
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 5.5%
 $45,653,000 CS First Boston Corp., 5.200% due 9/3/96; Proceeds
             at maturity -- $45,679,377;
             (Fully collateralized by U.S. Treasury Bill due
             11/29/96;
             Market value -- $46,601,205) (Cost -- $45,653,000)..     45,653,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $810,301,129**)..   $834,212,638
--------------------------------------------------------------------------------

 + Non-income producing security.
 # Risp NC--Risparmio Non-Convertible (Non-Convertible savings shares).
@ Risp--Risparmio (savings shares).
 ++Represents local currency.
** Aggregate cost for Federal income tax purposes is substantially the same.

                           [PIE CHART APPEARS HERE]

                         CLASSIFICATION OF INVESTMENTS

 Other Common Stocks, Preferred Stocks, Warrants and Convertibles Notes 13.7%

                           Repurchase Agreement 5.5%

                                Australia 3.4%

                               Switzerland 4.5%

                                  Italy 4.0%

                                  Sweden 3.4%

                                Hong Kong 3.8%

                                  Japan 36.6%

                             United Kingdom 12.5%

                                  France 6.1%

                                 Germany 6.5%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                     INTERNATIONAL FIXED INCOME INVESTMENTS

      FACE
    AMOUNT++                        SECURITY                         VALUE
------------------------------------------------------------------------------

 BONDS -- 98.3%
 AUSTRALIA -- 2.5%
      3,800,000 Australia Government, 8.750% due 1/15/01........  $  3,144,515
------------------------------------------------------------------------------
 AUSTRIA -- 4.8%
      8,400,000 Republic of Austria, 6.875% due 4/3/00..........     6,042,793
------------------------------------------------------------------------------
 DENMARK -- 8.4%
                Kingdom of Denmark:
     31,710,000 7.000% due 12/15/04.............................     5,541,116
     27,000,000 8.000% due 3/15/06..............................     4,940,719
------------------------------------------------------------------------------
                                                                    10,481,835
------------------------------------------------------------------------------
 GERMANY -- 7.7%
                Bundesrepublik Deutschland:
      9,000,000 6.000% due 1/5/06...............................     5,927,527
      6,222,000 6.000% due 6/20/16..............................     3,765,703
------------------------------------------------------------------------------
                                                                     9,693,230
------------------------------------------------------------------------------
 ITALY -- 4.0%
  7,300,000,000 Buoni Poliennali Del Tesoro, 9.500% due
                 12/1/99........................................     4,953,826
------------------------------------------------------------------------------
 JAPAN -- 14.9%
    600,000,000 Asian Development Bank, 3.125% due 6/29/05......     5,640,334
      2,550,000 Japanese Development, 9.125% due 1/31/05........     4,221,967
                Japanese Government:
    621,000,000 3.300% due 6/20/06..............................     5,873,196
    315,000,000 3.200% due 9/20/06..............................     2,954,502
------------------------------------------------------------------------------
                                                                    18,689,999
------------------------------------------------------------------------------
 NETHERLANDS -- 13.8%
      3,000,000 Dresdner, 6.000% due 12/07/99...................     4,575,023
      7,000,000 LKB Baden Wurt Finance, 6.500% due 9/15/08......     4,646,772
      4,070,000 Netherlands, 6.250% due 7/15/98.................     2,564,940
                Netherlands Government:
      4,260,000 9.000% due 1/15/01..............................     2,953,404
      3,660,000 8.500% due 3/15/01..............................     2,498,768
------------------------------------------------------------------------------
                                                                    17,238,907
------------------------------------------------------------------------------
 NEW ZEALAND -- 2.5%
      4,830,000 New Zealand Government, 6.500% due 2/15/00......     3,170,099
------------------------------------------------------------------------------
 NORWAY -- 2.4%
     18,339,000 Norwegian Government, 9.000% due 1/31/99........     3,061,366
------------------------------------------------------------------------------
 SPAIN -- 9.9%
                Government of Spain:
    298,700,000 12.250% due 3/25/00.............................     2,705,248
    760,690,000 10.100% due 2/28/01.............................     6,538,363
    300,000,000 4.750% due 3/14/05..............................     3,135,082
------------------------------------------------------------------------------
                                                                    12,378,693
------------------------------------------------------------------------------
 SWEDEN -- 6.5%
     49,000,000 Swedish Government, 10.250% due 5/5/00..........     8,190,739
------------------------------------------------------------------------------
 UNITED KINGDOM -- 8.0%
  8,400,000,000 Abbey National, 9.400% due 2/7/00...............     5,691,943
      2,885,000 United Kingdom Treasury, 6.750% due 11/26/04....     4,247,235
------------------------------------------------------------------------------
                                                                     9,939,178
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                     INTERNATIONAL FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 UNITED STATES -- 12.9%
             KFW International Finance:
  $1,700,000 10.625% due 9/3/01..................................   $  2,995,326
   5,450,000 6.250% due 10/15/03.................................      3,728,038
   6,000,000 European Investment Bank, 7.750% due 1/26/05........      4,413,317
   6,900,000 International Bank Reconstruction & Development,
              7.250% due 10/13/99................................      5,026,298
--------------------------------------------------------------------------------
                                                                      16,162,979
--------------------------------------------------------------------------------
             TOTAL BONDS (Cost -- $120,510,599)..................    123,148,159
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.7%
   2,097,000 CS First Boston Corp., 5.200% due 9/3/96; Proceeds
             at maturity -- $2,098,212;
             (Fully collateralized by U.S. Treasury Bill
             due 11/29/96;
             Market value -- $2,141,790) (Cost -- $2,097,000)....      2,097,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $122,607,599**)..   $125,245,159
--------------------------------------------------------------------------------

++Represents local currency.
** Aggregate cost for Federal income tax purposes is substantially the same.

                           [PIE CHART APPEARS HERE]

                         CLASSIFICATION OF INVESTMENTS

                                 Austria 4.8%

                                Australia 2.5%

                           Repurchase Agreement 1.7%

                              United States 12.9%

                              United Kingdom 8.0%

                                  Sweden 6.5%

                                  Spain 9.9%

                                 Denmark 8.4%

                                 Germany 7.7%

                                  Japan 14.9%

                                  Italy 4.0%

                               Netherlands 13.8%

                               New Zealand 2.5%

                                  Norway 2.4%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                      EMERGING MARKETS EQUITY INVESTMENTS


   SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 STOCKS -- 93.3%
 ARGENTINA -- 2.9%
           1 Banco de Galicia y Buenos Aires S.A. de CV Series
              B..................................................  $         5
      49,700 Banco Frances del Rio de la Plata S.A. .............      383,227
      43,500 Buenos Aires Embotelladora S.A. ADR.................      206,625
      28,000 Quilmes Industrial S.A. ............................      266,000
      18,600 Quilmes Industrial S.A. ADR ........................      186,000
      20,800 Siderar S.A. ADR+...................................      416,000
      25,000 Telefonica de Argentina S.A. ADR....................      596,875
     137,400 Transportadora de Gas del Sur S.A. Series B.........      326,095
      13,600 YPF S.A. ADR........................................      287,300
------------------------------------------------------------------------------
                                                                     2,668,127
------------------------------------------------------------------------------
 BRAZIL -- 11.4%
      55,000 Aracruz Celulose S.A. ADR...........................      488,125
   1,750,000 Banco Itau S.A. Preferred...........................      719,626
   1,350,000 Brasmotor S.A. Preferred............................      446,104
      41,385 Cemig S.A. ADR......................................    1,244,447
   4,500,000 Centrais Electricas Brasileiras S.A. ...............    1,159,862
   1,016,081 Companhia Cervejaria Brahma Preferred...............      644,734
      71,534 Companhia Cervejaria Brahma Preferred Warrants,
              Expire 4/30/03+....................................        3,519
  31,824,000 Companhia de Acos Especiais Itabira Acesita
              Preferred+.........................................       73,572
   6,500,000 Companhia Paulista de Forca e Luz...................      588,293
      21,400 Companhia Vale do Rio Doce ADR......................      413,288
   4,600,000 Petroleo Brasileiro S.A. Preferred..................      547,053
      19,730 Telecomunicacoes Brasileiras S.A. ADR...............    1,467,419
     104,124 Telecomunicacoes de Minas Gerais S.A. ..............        9,117
   6,010,000 Telecomunicacoes de Minas Gerais Preferred Series
              B..................................................      682,828
     128,568 Telecomunicacoes de Sao Paulo S.A. .................       21,502
   4,500,000 Telecomunicacoes de Sao Paulo S.A. Preferred........      867,241
   4,290,000 Telecomunicacoes do Rio de Janeiro S.A. Preferred...      462,130
      70,000 Usiminas Siderurgicas de Minas Gerais S.A. ADR......      725,900
------------------------------------------------------------------------------
                                                                    10,564,760
------------------------------------------------------------------------------
 CHILE -- 4.0%
      50,800 Banco Santander Chile ADR...........................      641,350
      13,500 Cia. De Telecomunicaciones de Chile S.A. ADR........    1,319,625
      19,000 Empresa Nacional Eletricidad S.A. ADR...............      372,875
      20,900 Enersis S.A. ADR....................................      650,512
      14,100 Quimica Minera Chile S.A. ADR.......................      743,775
------------------------------------------------------------------------------
                                                                     3,728,137
------------------------------------------------------------------------------
 CHINA -- 3.2%
     580,000 China North Industries Investment Ltd. .............      281,300
   2,230,000 Guangshen Railway Co. Ltd. Series H.................      865,157
      62,000 Huaneng Power International, Inc. ADR...............    1,092,750
   1,800,000 Qingling Motors Co. Series H........................      692,514
------------------------------------------------------------------------------
                                                                     2,931,721
------------------------------------------------------------------------------
 CROATIA -- 1.5%
      30,000 Pliva D.D. GDR......................................    1,410,000
------------------------------------------------------------------------------
 HONG KONG -- 4.5%
   1,231,000 China Resources Enterprise Ltd. ....................    1,106,399
     820,000 Continental Mariner Investment+.....................       79,532
     650,000 Cosco Pacific Ltd. .................................      500,149
     327,700 Dah Sing Financial Group............................    1,072,175
     100,000 Guoco Group Ltd. ...................................      474,608

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                      EMERGING MARKETS EQUITY INVESTMENTS


   SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 HONG KONG -- 4.5% (CONTINUED)
     277,800 Hong Kong Telecommunications Ltd. ..................  $   465,233
     132,812 Jardine Strategic Holdings Ltd. ....................      424,998
      19,312 Jardine Strategic Holdings Ltd. Warrants, Expire
              5/2/98+............................................        5,311
------------------------------------------------------------------------------
                                                                     4,128,405
------------------------------------------------------------------------------
 HUNGARY -- 5.6%
      30,000 Borsodchem GDR......................................      567,000
      18,941 Egis Pharmaceutical RT EDR..........................    1,282,893
      24,000 Gedeon Richter Ltd. GDR Registered Shares...........    1,344,000
      40,000 MOL Magyar Olaj -- es Gazipari GDR..................      410,000
      60,000 OTP Bank GDR+.......................................    1,068,000
       2,614 Pick Szeged RT GDR+@................................      123,977
      40,000 Tisza Vegyi Kobinat GDR.............................      350,000
------------------------------------------------------------------------------
                                                                     5,145,870
------------------------------------------------------------------------------
 INDIA -- 4.5%
      74,000 Arvind Mills Ltd. GDR+..............................      307,100
      59,000 Ashok Leyland Ltd. GDR..............................      663,750
      17,000 Bombay Dyeing GDR...................................       72,250
      57,450 Indian Aluminum Co. Ltd. GDR........................      290,122
      19,000 Indian Hotels Co. Ltd. GDR+.........................      496,470
      25,000 Indian Rayon & Industries GDR.......................      277,000
      32,000 Industrial Credit & Investment Corp. of India Ltd.
              GDR................................................      366,080
      29,700 Larsen & Toubro Ltd. GDR............................      451,440
      23,000 Ranbaxy Laboratories Ltd. GDR.......................      442,750
      25,000 Raymond Limited GDR.................................      471,875
      28,000 Steel Authority of India Ltd. GDR...................      353,640
           1 Tube Investments of India Ltd. GDR..................            3
------------------------------------------------------------------------------
                                                                     4,192,480
------------------------------------------------------------------------------
 INDONESIA -- 1.1%
      93,500 PT Panca Wiratama Sakti.............................       36,929
     437,500 PT Panin Indonesia Bank.............................      429,654
     191,200 PT Semen Cibinong...................................      381,665
     120,000 PT Tempo Scan Pacific...............................      211,998
------------------------------------------------------------------------------
                                                                     1,060,246
------------------------------------------------------------------------------
 MALAYSIA -- 9.7%
     270,000 Ekran Berhad........................................    1,147,646
     200,000 Gamuda Berhad Warrants, Expire 1/17/00+.............      689,710
     650,000 Industrial Oxygen Inc. Berhad.......................      953,966
     127,000 Malaysian Resources Corp. Berhad....................      402,318
     680,000 MBF Capital Berhad..................................      970,727
     805,000 Multi-Purpose Holdings Berhad.......................    1,123,346
     180,000 Petronas Dagangan Berhad............................      505,253
     290,000 Tan Chong Motor Holdings Berhad.....................      513,995
     220,000 Tanjong PLC.........................................      820,435
     240,000 Tenaga Nasional Berhad..............................      870,960
     334,000 Tongkah Holdings Berhad.............................      533,050
      24,533 UMW Holdings Berhad Warrants, Expire 1/26/00+.......       39,350
      61,620 United Engineers Ltd. ..............................      437,354
------------------------------------------------------------------------------
                                                                     9,008,110
------------------------------------------------------------------------------
 MEXICO -- 9.0%
      50,000 Carso Global Telecom Series A-1.....................      142,349
     328,800 Cemex S.A. de C.V. .................................    1,206,943
     250,000 Cifra S.A. de C.V. Series C+........................      385,528

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                      EMERGING MARKETS EQUITY INVESTMENTS


   SHARES                           SECURITY                           VALUE
-------------------------------------------------------------------------------

 MEXICO -- 9.0% (CONTINUED)
     107,000 Desc S.A. de C.V. Series B+..........................  $   550,020
       2,480 Desc S.A. de C.V. Series C+..........................       12,617
      44,000 Empresas ICA Sociedad Controladora S.A. de C.V. .....      649,532
      60,000 Empresas La Moderna S.A. de C.V. ....................      302,886
      10,000 Empresas La Moderna S.A. de C.V. ADR.................      203,750
      12,000 Carso Global Telecom ADR.............................       68,327
      12,000 Grupo Carso S.A. de C.V. ADR@........................      110,082
      50,000 Grupo Carso S.A. de C.V. Series A-1+.................      229,340
      50,500 Grupo Financiero Bancomer GDR........................      505,000
      11,111 Grupo Financiero Bancomer S.A. de C.V. Series L+.....        4,042
      25,000 Grupo Televisa S.A. GDR..............................      375,643
      15,000 Hylsamex S.A. GDR....................................      382,500
      98,000 Industrias Penoles S.A. .............................      423,672
      62,000 Invercorporation S.A. Series A-1+....................        8,008
      20,000 Kimberly-Clark de Mexico S.A. de C.V. Series A.......      366,943
      65,000 Sears Roebuck de Mexico ADR+@........................      347,100
     788,000 Telefonos de Mexico S.A. ADR Series L................    1,292,042
      71,000 Tubos de Acero de Mexico S.A. ADR....................      781,000
-------------------------------------------------------------------------------
                                                                      8,347,324
-------------------------------------------------------------------------------
 PAKISTAN -- 0.6%
       5,967 Pakistan Telecommunications Corp. GDR+...............      593,717
-------------------------------------------------------------------------------
 PERU -- 3.3%
      77,800 Banco Wiese ADR......................................      544,600
      18,000 Compania de Minas Buenaventura S.A. ADR..............      340,875
      24,800 Creditcorp Ltd. .....................................      483,600
     322,000 Empresas de Generacion Electrica De Lima Series B+...      754,810
     300,000 Telefonica del Peru S.A. Series B....................      700,810
      11,100 Telefonica del Peru S.A. Series B ADR................      259,463
-------------------------------------------------------------------------------
                                                                      3,084,158
-------------------------------------------------------------------------------
 PHILIPPINES -- 3.1%
      76,490 Bacnotan Consolidated Industries.....................      373,763
     930,000 International Container Terminal Services, Inc.+.....      568,047
      16,000 Philippine Long Distance Telephone Co. ADR...........      958,000
     418,900 Union Bank of Philippines............................      639,664
   1,638,000 William Gothong & Aboitiz............................      375,186
-------------------------------------------------------------------------------
                                                                      2,914,660
-------------------------------------------------------------------------------
 POLAND -- 5.6%
      39,608 Bank Rozwoju Eksportu S.A. ..........................    1,214,925
      36,793 Debica S.A. .........................................      799,410
     150,000 Elektrim Spolka Akcyjna S.A. ........................    1,478,912
      59,350 Okocimskie Zaklady Piwowarskie S.A. .................      476,794
      24,900 Rolimpex S.A. .......................................    1,209,312
-------------------------------------------------------------------------------
                                                                      5,179,353
-------------------------------------------------------------------------------
 SOUTH AFRICA -- 3.4%
       9,900 Anglo American Corp. of South Africa Ltd. ...........      601,170
      14,500 Anglo American Industrial Corp. Ltd. ................      536,379
      89,000 Barlow Ltd. .........................................      819,097
      42,000 Free State Consolidated Gold Mines Ltd. .............      465,627
      27,000 Kloof Gold Mining Co. Ltd. ADR.......................      256,500
     135,000 Murray & Roberts Holdings Ltd. ......................      466,295
-------------------------------------------------------------------------------
                                                                      3,145,068
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1996
                      EMERGING MARKETS EQUITY INVESTMENTS


   SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 SOUTH KOREA -- 4.3%
       8,850 Cho Sun Brewery Co. Ltd.+............................   $   260,957
       3,800 Daehan City Gas Co. .................................       352,981
          32 Daewoo Corp. Warrants, Expire 11/8/96+...............         6,400
       7,200 Daewoo Securities Co. ...............................       157,315
      38,646 Han Wha Corp. .......................................       632,110
       9,700 Housing & Commercial Bank, Korea.....................       248,642
      13,124 Hyundai Engineering & Construction Co.+..............       498,207
      10,700 Korea Electric Power Corp. ..........................       374,725
      58,200 Kumho Construction & Engineering Co. Ltd. ...........       547,013
      13,330 LG Industrial Systems+...............................       333,555
       7,340 Samsung Display Devices..............................       496,871
         123 Samsung Electronics..................................         9,449
         491 Samsung Electronics GDR+@............................        21,850
         148 Samsung Electronics GDR+.............................         6,993
       1,763 Samsung Electronics Preferred........................        69,293
--------------------------------------------------------------------------------
                                                                       4,016,361
--------------------------------------------------------------------------------
 SRI LANKA -- 1.1%
   1,592,200 Asian Hotels Corp. Ltd.+.............................       236,253
      56,666 Development Finance Corp. of Ceylon+.................       270,084
   1,252,420 Distilleries Co. of Sri Lanka+.......................       129,522
     105,111 Hayleys Ltd.+........................................       340,287
--------------------------------------------------------------------------------
                                                                         976,146
--------------------------------------------------------------------------------
 TAIWAN -- 6.4%
       8,716 Asia Cement Corp. GDR................................       190,446
     418,000 Cathay Construction Corp. ...........................       738,072
     157,000 Cathay Life Insurance Co. Ltd. ......................       960,262
     484,000 China Steel Corp. ...................................       472,238
      76,700 GVC Corp. GDR+.......................................       555,441
     470,000 Shinkong Synthetic Fiber.............................       379,867
      30,500 Taipei Fund..........................................     2,516,250
      10,782 Tung Ho Steel Enterprise GDR.........................       103,779
--------------------------------------------------------------------------------
                                                                       5,916,355
--------------------------------------------------------------------------------
 THAILAND -- 7.6%
     122,600 Bangkok Bank Public Co. Ltd. ........................     1,056,186
      46,250 Bank of Ayudhya Public Co. Ltd. .....................       208,358
      70,800 Grammy Entertainment Co. Ltd. .......................       951,274
      27,200 Kang Yong Electric Public Co. Ltd. ..................       106,145
      63,100 Loxley Public Co. Ltd. ..............................       753,061
     300,000 National Finance and Securities Co. Ltd. ............       948,429
      40,000 Siam City Cement Public Co. Ltd. ....................       289,271
     253,000 Thai Airways International Public Co. Ltd. ..........       524,896
     300,000 Thai Military Bank Ltd. .............................       995,851
      80,800 United Communication Industry Public Co. Ltd. .......       798,261
      58,300 Total Access Communication Public Co. ...............       443,080
--------------------------------------------------------------------------------
                                                                       7,074,812
--------------------------------------------------------------------------------
 ZIMBABWE -- 0.5%
   3,055,100 T.A. Holdings Ltd. ..................................       428,423
--------------------------------------------------------------------------------
             TOTAL STOCKS (Cost -- $85,355,601)...................    86,514,233
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1996
                      EMERGING MARKETS EQUITY INVESTMENTS

    FACE
  AMOUNT++                         SECURITY                            VALUE
-------------------------------------------------------------------------------
 CONVERTIBLE BONDS -- 2.1%
 TAIWAN -- 2.1%
     90,000 Acer Inc., 4.000% due 6/10/01.........................  $   217,800
    570,000 President Enterprises, zero coupon due 7/22/01+.......      899,175
    170,000 United Micro Electronics, 1.250% due 6/8/04...........      205,063
    529,000 Yangming Marine Transportation, 2.000% due 10/6/01....      629,510
-------------------------------------------------------------------------------
            TOTAL CONVERTIBLE BONDS (Cost -- $1,788,124)..........    1,951,548
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 4.6%
 $4,300,000 CS First Boston Corp., 5.200% due 9/3/96; Proceeds at
            maturity -- $4,302,484;
            (Fully collateralized by U.S. Treasury Bill due
            11/29/96;
            Market value -- $4,392,150) (Cost -- $4,300,000)......    4,300,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $91,443,725**).....  $92,765,781
-------------------------------------------------------------------------------

+ Non-income producing security.
@ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
++Represents local currency.
** Aggregate cost for Federal income tax purposes is substantially the same.

                           [PIE CHART APPEARS HERE]

                         CLASSIFICATION OF INVESTMENTS

           Other Common Stocks, Preferred Stocks and Warrants 24.7%

                           Repurchase Agreement 4.6%

                               South Korea 4.3%

                                  India 4.5%

                                  Poland 5.6%

                                 Brazil 11.4%

                                Hong Kong 4.5%

                                  Mexico 9.0%

                                 Malaysia 9.7%

                                 Thailand 7.6%

                                  Taiwan 8.5%

                                 Hungary 5.6%


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

 STATEMENTS OF ASSETS AND LIABILITIES

                           GOVERNMENT   INTERMEDIATE   LONG-TERM     MUNICIPAL     MORTGAGE
                             MONEY      FIXED INCOME      BOND         BOND         BACKED
                          INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS  INVESTMENTS
----------------------------------------------------------------------------------------------
ASSETS:
 Investments -- Cost....  $276,135,836  $296,582,390  $158,446,249  $46,577,848  $123,120,803
 Foreign currency --
   Cost.................            --            --            --           --            --
 Foreign currency --
   Segregated for
  futures contracts --
   Cost.................            --            --            --           --            --
----------------------------------------------------------------------------------------------
 Investments, at value..  $276,135,836  $291,141,730  $153,152,729  $45,716,750  $119,811,142
 Foreign currency, at
  value.................            --            --            --           --            --
 Foreign currency,
  Segregated for futures
  contracts.............            --            --            --           --            --
 Cash...................        54,359            56           704       62,378        28,875
 Receivable for
  securities sold.......            --     1,950,136            --           --            --
 Receivable for Fund
  shares sold...........     1,905,378     1,351,399       806,526      135,627       663,002
 Dividends and interest
  receivable............     1,141,045     4,048,940     2,378,648      709,001       802,988
 Receivable for open
  forward foreign
  currency contracts....            --            --            --           --            --
 Deferred organization
  costs, net............            --         2,731         2,731        2,782         2,731
 Other assets...........        15,267            --            --           --            --
----------------------------------------------------------------------------------------------
 TOTAL ASSETS...........   279,251,885   298,494,992   156,341,338   46,626,538   121,308,738
----------------------------------------------------------------------------------------------
LIABILITIES:
 Management fees
  payable...............        23,116       103,927        54,142       16,412       140,097
 Administration fees
  payable...............        30,822        51,963        27,071        8,191        55,041
 Payable for open
  forward foreign
  currency contracts....            --            --            --           --            --
 Payable for securities
  purchased.............            --     1,903,750            --           --            --
 Payable for Fund shares
  purchased.............            --       188,432       160,397       69,728        75,603
 Payable to brokers --
   variation margin.....            --            --            --           --            --
 Dividends payable......       705,454        41,877        26,063       15,661        28,072
 Accrued expenses.......       330,733       152,289       164,095       31,700        64,589
----------------------------------------------------------------------------------------------
 TOTAL LIABILITIES......     1,090,125     2,442,238       431,768      141,692       363,402
----------------------------------------------------------------------------------------------
TOTAL NET ASSETS........  $278,161,760  $296,052,754  $155,909,570  $46,484,846  $120,945,336
----------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of
  beneficial interest...  $    278,209  $     37,386  $     19,810  $     5,627  $     15,617
 Capital paid in excess
  of par value..........   277,931,217   308,447,919   161,727,188   49,261,452   125,360,112
 Undistributed
  (overdistributed) net
  investment income.....         6,379       336,837     1,197,377      (12,879)      (28,072)
 Accumulated net
  realized gain (loss)
  from security
  transactions, foreign
  currencies and futures
  contracts.............       (54,045)   (7,328,728)   (1,741,285)  (1,908,256)   (1,092,660)
 Net unrealized
  appreciation
  (depreciation) of
  investments, foreign
  currencies and futures
  contracts.............            --    (5,440,660)   (5,293,520)    (861,098)   (3,309,661)
----------------------------------------------------------------------------------------------
TOTAL NET ASSETS........  $278,161,760  $296,052,754  $155,909,570  $46,484,846  $120,945,336
----------------------------------------------------------------------------------------------
Shares Outstanding......   278,209,426    37,386,377    19,810,193    5,627,070    15,617,018
----------------------------------------------------------------------------------------------
Net Asset Value.........         $1.00         $7.92         $7.87        $8.26         $7.74
----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                AUGUST 31, 1996

                 LARGE          LARGE          SMALL          SMALL                                   EMERGING
             CAPITALIZATION CAPITALIZATION CAPITALIZATION CAPITALIZATION INTERNATIONAL INTERNATIONAL   MARKETS
 BALANCED     VALUE EQUITY      GROWTH      VALUE EQUITY      GROWTH        EQUITY     FIXED INCOME    EQUITY
INVESTMENTS   INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS   INVESTMENTS  INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
$46,812,585  $1,300,168,354 $1,050,155,245  $432,278,833   $427,569,180  $810,301,129  $122,607,599  $91,443,725
         --              --             --            --             --     3,366,219     1,867,976    2,253,853
         --              --             --            --             --     4,842,845            --           --
-----------------------------------------------------------------------------------------------------------------
$50,077,755  $1,505,448,952 $1,227,268,630  $474,787,567   $495,669,656  $834,212,638  $125,245,159  $92,765,781
         --              --             --            --             --     3,381,189     1,945,912    2,513,706
         --              --             --            --             --     6,368,171            --           --
        409           1,457            624         1,741            769     6,345,955           503      351,699
         --         870,177     23,389,282     2,866,997      3,253,927            --     1,314,337    2,985,690
    110,108       5,156,191      4,398,673     1,714,493      1,434,842     2,894,042       511,363      347,776
    259,939       5,191,559      1,164,551       690,513         70,866     1,938,886     4,301,510       61,402
         --              --             --            --             --       623,642         3,803           --
     27,504           2,731          2,734         2,731             --        19,109         2,731       17,326
         --              --             --            --             --         2,547            --           --
-----------------------------------------------------------------------------------------------------------------
 50,475,715   1,516,671,067  1,256,224,494   480,064,042    500,430,060   855,786,179   133,325,318   99,043,380
-----------------------------------------------------------------------------------------------------------------
     70,344         630,666        509,351       211,692        209,567       411,442       205,313       80,500
     23,414         256,630        208,222        79,670         81,888       116,048        82,125        8,944
         --              --             --            --             --       337,389       262,455           --
         --       2,151,042     48,921,184       244,755      4,260,668     8,834,863     3,184,057    1,090,121
     25,800         775,797        475,192       299,269      1,064,442       419,945        67,980       53,274
         --              --        246,262            --             --     1,046,245            --           --
         48              --             --            --             --            --        23,397           --
     75,322         406,281        447,549       344,585        490,559       890,680        89,589      321,112
-----------------------------------------------------------------------------------------------------------------
    194,928       4,220,416     50,807,760     1,179,971      6,107,124    12,056,612     3,914,916    1,553,951
-----------------------------------------------------------------------------------------------------------------
$50,280,787  $1,512,450,651 $1,205,416,734  $478,884,071   $494,322,936  $843,729,567  $129,410,402  $97,489,429
-----------------------------------------------------------------------------------------------------------------
$     5,029  $      130,926 $       92,038  $     43,091   $     27,789  $     80,446  $     14,202  $    11,475
 45,592,638   1,230,739,213    975,730,922   407,841,243    369,151,926   758,868,517   122,791,134   96,255,825
    110,018      22,347,339      5,512,170     4,124,953             --       130,661     1,485,949     (243,721)
  1,307,932      53,952,575     46,962,619    24,366,050     57,042,745    60,096,904     2,623,840      120,421
  3,265,170     205,280,598    177,118,985    42,508,734     68,100,476    24,553,039     2,495,277    1,345,429
-----------------------------------------------------------------------------------------------------------------
$50,280,787  $1,512,450,651 $1,205,416,734  $478,884,071   $494,322,936  $843,729,567  $129,410,402  $97,489,429
-----------------------------------------------------------------------------------------------------------------
  5,028,511     130,926,138     92,038,178    43,091,306     27,789,471    80,446,288    14,201,520   11,474,511
-----------------------------------------------------------------------------------------------------------------
     $10.00          $11.55         $13.10        $11.11         $17.79        $10.49         $9.11        $8.50
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF OPERATIONS

                         GOVERNMENT   INTERMEDIATE     LONG-TERM    MUNICIPAL    MORTGAGE
                            MONEY     FIXED INCOME       BOND         BOND        BACKED
                         INVESTMENTS  INVESTMENTS     INVESTMENTS  INVESTMENTS  INVESTMENTS
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest............... $14,052,094  $19,144,622     $10,555,530  $2,620,644   $ 7,897,592
 Dividends..............          --           --              --          --            --
 Less: Foreign
  withholding tax ......          --           --              --          --            --
--------------------------------------------------------------------------------------------
 TOTAL INVESTMENT
  INCOME................  14,052,094   19,144,622      10,555,530   2,620,644     7,897,592
--------------------------------------------------------------------------------------------
EXPENSES:
 Management fees (Note
  2)....................     381,354    1,102,332         604,542     195,025       570,243
 Administration fees
  (Note 2)..............     508,472      551,166         302,271      97,512       228,097
 Shareholder and system
  servicing fees........     671,436      245,999         206,742      43,917       182,328
 Registration fees......      79,754       59,998          26,290      28,796        30,000
 Audit and legal........      34,697       40,000          26,479      35,567        24,500
 Shareholder
  communications........      30,279       40,000          10,928      38,973        10,000
 Custody................      22,274       13,000           8,259       5,585         7,000
 Trustees' fees.........      16,826       12,001           7,000       6,858         8,000
 Pricing service fees...          --       13,159           7,400       5,520         3,000
 Amortization of
  deferred organization
  costs.................      18,504       16,378          16,378      12,901        16,378
 Other..................      66,363       58,217           1,797      22,087            --
--------------------------------------------------------------------------------------------
 TOTAL EXPENSES.........   1,829,959    2,152,250       1,218,086     492,741     1,079,546
 Less: Management and
    administration fee
    waivers (Note 2)....    (306,506)          --              --    (102,692)     (165,803)
   Custody earnings
    credits (Note 1)....          --           --              --          --           --
--------------------------------------------------------------------------------------------
 NET EXPENSES...........   1,523,453    2,152,250       1,218,086     390,049       913,743
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (LOSS).................  12,528,641   16,992,372       9,337,444   2,230,595     6,983,849
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS, FOREIGN
CURRENCIES AND FUTURES
CONTRACTS (NOTES 4, 5
AND 7):
 Realized Gain (Loss)
  From:
 Security transactions
  (excluding short-term
  securities)...........       2,498*     (14,966)**    1,425,173    (415,420)      (26,586)
 Foreign currency
  transactions..........          --           --              --          --            --
 Futures contracts......          --           --              --          --            --
--------------------------------------------------------------------------------------------
 NET REALIZED GAIN
  (LOSS)................       2,498*     (14,966)**    1,425,173    (415,420)      (26,586)
--------------------------------------------------------------------------------------------
 Change in Net
 Unrealized Appreciation
 (Depreciation) of
 Investments, Foreign
 Currencies and Futures
 Contracts:
 Beginning of year......          --    1,392,548       4,341,460    (958,795)   (1,015,016)
 End of year............          --   (5,440,660)     (5,293,520)   (861,098)   (3,309,661)
--------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET UNREALIZED
  APPRECIATION
  (DEPRECIATION)........          --   (6,833,208)     (9,634,980)     97,697    (2,294,645)
--------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON
 INVESTMENTS, FOREIGN
 CURRENCIES AND FUTURES
 CONTRACTS..............       2,498   (6,848,174)     (8,209,807)   (317,723)   (2,321,231)
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 FROM OPERATIONS........ $12,531,139  $10,144,198     $ 1,127,637  $1,912,872   $ 4,662,618
--------------------------------------------------------------------------------------------

* Represents gains from the sale of short-term securities.
** Includes gains of $59,689 from the sale of short-term securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                             FOR THE YEAR ENDED AUGUST 31, 1996

                   LARGE          LARGE          SMALL          SMALL                                    EMERGING
               CAPITALIZATION CAPITALIZATION CAPITALIZATION CAPITALIZATION INTERNATIONAL  INTERNATIONAL   MARKETS
  BALANCED      VALUE EQUITY      GROWTH      VALUE EQUITY      GROWTH        EQUITY      FIXED INCOME    EQUITY
 INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS  INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
 $  790,709     $  1,395,580   $  2,308,496   $   497,884    $ 1,376,349   $  3,126,331    $ 8,937,778  $   299,130
    788,122       40,069,087     12,861,429     9,549,614        751,285      5,198,109             --    1,450,899
    (21,716)         (98,184)       (17,438)           --             --     (1,749,194)      (129,075)    (150,706)
--------------------------------------------------------------------------------------------------------------------
  1,557,115       41,366,483     15,152,487    10,047,498      2,127,634      6,575,246      8,808,703    1,599,323
--------------------------------------------------------------------------------------------------------------------
    243,698        6,468,340      5,143,031     2,188,471      2,217,550      4,205,662        605,151      697,117
     81,199        2,660,110      2,085,238       823,189        828,378      1,509,451        242,060      154,915
     40,310          973,331        950,994       545,280        717,664        808,200        197,669      192,266
     42,132          252,517        234,995       101,211        142,776        120,000         35,980       81,529
     34,997           37,496         33,000        27,000         27,543         28,801         27,057       31,264
      9,010           49,863         79,995        23,425         22,158         24,986         15,000       22,000
      5,000           64,821         51,994        33,165         46,024        660,089         74,013      226,830
      9,000           29,915         14,995        19,060         14,050         24,000          7,500       10,500
      2,500               --             --            --             --         98,000          2,441       11,153
     18,926           16,378         16,378        16,378         16,353         16,378         16,378        6,567
     23,480           48,901         22,993        90,397        105,682         19,450          4,466       99,355
--------------------------------------------------------------------------------------------------------------------
    510,252       10,601,672      8,633,613     3,867,576      4,138,178      7,515,017      1,227,715    1,533,496
   (105,974)              --             --            --             --             --             --     (102,379)
         --               --             --            --             --        (23,716)       (60,296)     (34,818)
--------------------------------------------------------------------------------------------------------------------
    404,278       10,601,672      8,633,613     3,867,576      4,138,178      7,491,301      1,167,419    1,396,299
--------------------------------------------------------------------------------------------------------------------
  1,152,837       30,764,811      6,518,874     6,179,922     (2,010,544)      (916,055)     7,641,284      203,024
--------------------------------------------------------------------------------------------------------------------
  1,856,415       57,624,889     58,958,400    30,005,753     61,940,936     52,760,403      4,167,147    3,185,949
         --               --             --            --             --     13,725,369      1,279,984     (267,138)
         --               --      4,344,235            --             --      6,831,521             --           --
--------------------------------------------------------------------------------------------------------------------
  1,856,415       57,624,889     63,302,635    30,005,753     61,940,936     73,317,293      5,447,131    2,918,811
--------------------------------------------------------------------------------------------------------------------
  1,633,070      126,943,947    134,881,911    30,475,630     54,177,197     70,458,331      2,048,866   (1,155,994)
  3,265,170      205,280,598    177,118,985    42,508,734     68,100,476     24,553,039      2,495,277    1,345,429
--------------------------------------------------------------------------------------------------------------------
  1,632,100       78,336,651     42,237,074    12,033,104     13,923,279    (45,905,292)       446,411    2,501,423
--------------------------------------------------------------------------------------------------------------------
  3,488,515      135,961,540    105,539,709    42,038,857     75,864,215     27,412,001      5,893,542    5,420,234
--------------------------------------------------------------------------------------------------------------------
 $4,641,352     $166,726,351   $112,058,583   $48,218,779    $73,853,671   $ 26,495,946    $13,534,826  $ 5,623,258
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF CHANGES IN NET ASSETS

                           GOVERNMENT    INTERMEDIATE   LONG-TERM     MUNICIPAL      MORTGAGE
                              MONEY      FIXED INCOME      BOND          BOND         BACKED
                           INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)................  $  12,528,641  $ 16,992,372  $  9,337,444  $  2,230,595  $  6,983,849
 Net realized gain
  (loss)................          2,498       (14,966)    1,425,173      (415,420)      (26,586)
 Increase (decrease) in
  net unrealized
  appreciation
  (depreciation)........             --    (6,833,208)   (9,634,980)       97,697    (2,294,645)
------------------------------------------------------------------------------------------------
 INCREASE IN NET ASSETS
  FROM OPERATIONS.......     12,531,139    10,144,198     1,127,637     1,912,872     4,662,618
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE
3):
 Net investment income..    (12,522,565)  (17,206,933)   (8,417,818)   (2,264,250)   (7,011,921)
 Net realized gains.....             --            --            --            --            --
 Capital................             --            --            --            --      (393,687)
------------------------------------------------------------------------------------------------
 DECREASE IN NET ASSETS
  FROM
  DISTRIBUTIONS TO
  SHAREHOLDERS..........    (12,522,565)  (17,206,933)   (8,417,818)   (2,264,250)   (7,405,608)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
(NOTE 10):
 Net proceeds from sale
  of shares.............    437,963,687   131,547,146    70,757,014    25,163,494    43,928,000
 Net asset value of
  shares issued for
  reinvestment of
  dividends.............     12,180,500    16,708,381     8,103,907     2,094,769     7,083,593
 Cost of shares
  reacquired............   (413,581,060)  (91,462,730)  (53,206,580)  (25,777,761)  (32,112,636)
------------------------------------------------------------------------------------------------
 INCREASE IN NET ASSETS
  FROM
  FUND SHARE
  TRANSACTIONS..........     36,563,127    56,792,797    25,654,341     1,480,502    18,898,957
------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS..     36,571,701    49,730,062    18,364,160     1,129,124    16,155,967
NET ASSETS:
 Beginning of year......    241,590,059   246,322,692   137,545,410    45,355,722   104,789,369
------------------------------------------------------------------------------------------------
 END OF YEAR*...........  $ 278,161,760  $296,052,754  $155,909,570  $ 46,484,846  $120,945,336
------------------------------------------------------------------------------------------------
* Includes undistributed
  (overdistributed)
  net investment income
  of:...................         $6,379      $336,837    $1,197,377      $(12,879)     $(28,072)
------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                             FOR THE YEAR ENDED AUGUST 31, 1996

                    LARGE           LARGE           SMALL           SMALL                                       EMERGING
                CAPITALIZATION  CAPITALIZATION  CAPITALIZATION  CAPITALIZATION  INTERNATIONAL  INTERNATIONAL    MARKETS
   BALANCED      VALUE EQUITY       GROWTH       VALUE EQUITY       GROWTH         EQUITY      FIXED INCOME      EQUITY
 INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS   INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
 $  1,152,837   $   30,764,811  $    6,518,874  $   6,179,922   $  (2,010,544)  $    (916,055) $  7,641,284   $    203,024
    1,856,415       57,624,889      63,302,635     30,005,753      61,940,936      73,317,293     5,447,131      2,918,811
    1,632,100       78,336,651      42,237,074     12,033,104      13,923,279     (45,905,292)      446,411      2,501,423
---------------------------------------------------------------------------------------------------------------------------
    4,641,352      166,726,351     112,058,583     48,218,779      73,853,671      26,495,946    13,534,826      5,623,258
---------------------------------------------------------------------------------------------------------------------------
   (1,135,885)     (26,466,589)     (4,153,946)    (4,982,003)             --     (12,130,831)  (12,189,960)            --
   (1,082,919)     (15,515,274)    (36,845,945)            --     (53,196,733)    (17,152,620)           --             --
           --               --              --             --              --              --            --             --
---------------------------------------------------------------------------------------------------------------------------
   (2,218,804)     (41,981,863)    (40,999,891)    (4,982,003)    (53,196,733)    (29,283,451)  (12,189,960)            --
---------------------------------------------------------------------------------------------------------------------------
   30,383,440      557,482,735     526,999,100    210,816,835     376,242,292     346,914,895    42,109,193     75,247,060
    2,218,161       41,543,633      40,686,861      4,932,281      52,926,147      29,028,066    11,659,731             --
  (15,011,768)    (281,357,570)   (215,722,183)  (120,408,080)   (270,535,854)   (192,556,264)  (31,587,471)   (42,713,977)
---------------------------------------------------------------------------------------------------------------------------
   17,589,833      317,668,798     351,963,778     95,341,036     158,632,585     183,386,697    22,181,453     32,533,083
---------------------------------------------------------------------------------------------------------------------------
   20,012,381      442,413,286     423,022,470    138,577,812     179,289,523     180,599,192    23,526,319     38,156,341
   30,268,406    1,070,037,365     782,394,264    340,306,259     315,033,413     663,130,375   105,884,083     59,333,088
---------------------------------------------------------------------------------------------------------------------------
 $ 50,280,787   $1,512,450,651  $1,205,416,734  $ 478,884,071   $ 494,322,936   $ 843,729,567  $129,410,402   $ 97,489,429
---------------------------------------------------------------------------------------------------------------------------
     $110,018      $22,347,339      $5,512,170     $4,124,953             --         $130,661    $1,485,949      $(243,721)
---------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF CHANGES IN NET ASSETS

                           GOVERNMENT    INTERMEDIATE    LONG-TERM     MUNICIPAL      MORTGAGE
                              MONEY      FIXED INCOME       BOND          BOND         BACKED
                           INVESTMENTS    INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)................  $  11,395,849  $  14,094,916  $  7,619,177  $  2,362,348  $  7,210,936
 Net realized gain
  (loss)................        (12,842)    (3,398,646)   (1,937,986)   (1,310,665)   (1,209,658)
 Increase (decrease) in
  net unrealized
  appreciation..........             --      7,656,383     8,674,793     1,972,430     3,533,625
-------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS.......     11,383,007     18,352,653    14,355,984     3,024,113     9,534,903
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM (NOTE 3):
 Net investment income..    (11,396,511)   (13,439,233)   (7,376,803)   (2,340,393)   (6,763,944)
 Overdistribution of net
  investment income.....             --             --            --       (12,537)           --
 Net realized gains.....             --             --            --            --            --
 Capital................             --             --            --            --      (242,721)
-------------------------------------------------------------------------------------------------
 DECREASE IN NET ASSETS
  FROM
  DISTRIBUTIONS TO
  SHAREHOLDERS..........    (11,396,511)   (13,439,233)   (7,376,803)   (2,352,930)   (7,006,665)
-------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
 (NOTE 8):
 Net proceeds from sale
  of shares.............    307,350,449    112,872,502    91,845,047    14,838,689    32,672,111
 Net asset value of
  shares issued for
  reinvestment of
  dividends.............     10,833,392     12,965,781     7,052,493     2,175,381     6,696,916
 Cost of shares
  reacquired............   (261,236,040)  (107,976,586)  (62,959,427)  (28,954,538)  (57,534,987)
-------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS FROM
  FUND SHARE
  TRANSACTIONS..........     56,947,801     17,861,697    35,938,113   (11,940,468)  (18,165,960)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS.............     56,934,297     22,775,117    42,917,294   (11,269,285)  (15,637,722)
NET ASSETS:
 Beginning of year......    184,655,762    223,547,575    94,628,116    56,625,007   120,427,091
-------------------------------------------------------------------------------------------------
 END OF YEAR*...........  $ 241,590,059  $ 246,322,692  $137,545,410  $ 45,355,722  $104,789,369
-------------------------------------------------------------------------------------------------
* Includes undistributed
  (overdistributed)
  net investment income
  of:...................           $303       $551,398      $222,615            --            --
-------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                             FOR THE YEAR ENDED AUGUST 31, 1995

                    LARGE           LARGE           SMALL           SMALL                                       EMERGING
                CAPITALIZATION  CAPITALIZATION  CAPITALIZATION  CAPITALIZATION  INTERNATIONAL  INTERNATIONAL    MARKETS
   BALANCED      VALUE EQUITY       GROWTH       VALUE EQUITY       GROWTH         EQUITY      FIXED INCOME      EQUITY
 INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS   INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
 $    627,561   $   25,880,666  $   6,093,723   $   4,491,188       ($812,083)  $  10,719,486  $  6,977,507   $     76,703
      534,576       14,835,032     22,682,334        (343,816)     54,492,262      13,690,237     6,952,534     (2,599,014)
    1,278,055      100,030,653    108,120,936      30,913,921      26,169,089     (23,675,709)    3,247,949     (5,147,019)
---------------------------------------------------------------------------------------------------------------------------
    2,440,192      140,746,351    136,896,993      35,061,293      79,849,268         734,014    17,177,990     (7,669,330)
---------------------------------------------------------------------------------------------------------------------------
     (636,646)     (21,453,227)    (4,334,639)     (3,890,576)             --              --    (6,918,169)            --
           --               --             --              --              --              --            --             --
      (70,178)     (14,119,177)      (332,576)         (5,170)     (1,133,278)    (18,399,952)           --     (1,164,897)
           --               --             --              --              --              --            --             --
---------------------------------------------------------------------------------------------------------------------------
     (706,824)     (35,572,404)    (4,667,215)     (3,895,746)     (1,133,278)    (18,399,952)   (6,918,169)    (1,164,897)
---------------------------------------------------------------------------------------------------------------------------
   28,901,315      380,422,455    362,502,760     132,442,395     162,081,212     280,767,233    30,711,397     51,754,032
      703,833       35,140,953      4,611,574       3,858,908       1,128,666      18,256,451     6,591,458      1,160,479
  (16,010,557)    (282,838,427)  (174,537,827)   (169,548,095)   (107,067,464)   (213,192,359)  (58,608,069)   (21,112,073)
---------------------------------------------------------------------------------------------------------------------------
   13,594,591      132,724,981    192,576,507     (33,246,792)     56,142,414      85,831,325   (21,305,214)    31,802,438
---------------------------------------------------------------------------------------------------------------------------
   15,327,959      237,898,928    324,806,285      (2,081,245)    134,858,404      68,165,387   (11,045,393)    22,968,211
   14,940,447      832,138,437    457,587,979     342,387,504     180,175,009     594,964,988   116,929,476     36,364,877
---------------------------------------------------------------------------------------------------------------------------
 $ 30,268,406   $1,070,037,365  $ 782,394,264   $ 340,306,259   $ 315,033,413   $ 663,130,375  $105,884,083   $ 59,333,088
---------------------------------------------------------------------------------------------------------------------------
      $93,066      $22,607,890     $3,147,242      $2,927,034              --       $(547,822)   $4,742,882      $(179,607)
---------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

 NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

  Consulting Group Capital Markets Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of thirteen separate investment portfolios ("Portfolios"): Government Money Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments.

  The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence exists subsequent to the time a value was so established and it is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; U.S. Government and Agency obligations are valued at the mean between the bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date and interest income is recorded on the accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method;
(f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1996, reclassifications were made to the capital accounts of the Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, International Equity Investments, Small Capitalization Growth Investments and International Fixed Income Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed net investment income amounting to $413,282 and $20,776 has been reclassified to paid-in capital for Mortgage Backed Investments and Municipal Bond Investments, respectively. In addition, a portion of accumulated net realized loss amounting to $1,624,983 has been reclassified to paid-in capital for Large Capitalization Value Equity Investments. Net investment income, net realized gains and net assets were not affected by this change; (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ; and (k) certain prior year numbers have been restated to reflect current year's presentations. Net investment income, net realized gains and net assets were not affected by this change.

  Organization costs have been deferred and are being amortized on a straight line basis over a five-year period, beginning with each portfolio's respective commencement of operations.

  International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments have an arrangement with their custodian, Morgan Guaranty Trust Company of New York, where they earn custody credits on available cash balances. These credits offset custody fees which may be charged to the portfolios during the current year. For the year ended August 31, 1996, custody credits totalled $23,716, $60,296 and $34,818 for the International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments, respectively.

  In addition, the Fund may from time to time enter into futures contracts in order to hedge market risk. Also, certain portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

  2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

  The Fund has entered into an investment management agreement ("Management Agreement") with the Consulting Group ("Manager") of Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH") . The Manager has entered into an investment advisory agreement with each adviser selected for the Portfolios (collectively, "Advisers"). The Fund's Advisers as of August 31, 1996, are as follows:

      PORTFOLIO                                 ADVISERS
-------------------------------------------------------------------------------
Government Money
 Investments and
 Intermediate Fixed
 Income Investments..... Standish, Ayer & Wood, Inc.
Long-Term Bond
 Investments............ National Asset Management
Municipal Bond
 Investments............ Smith Affiliated Capital Corp.
Mortgage Backed
 Investments............ Atlantic Portfolio Analytics & Management, Inc.
Balanced Investments.... Palley-Needelman Asset Management, Inc.
Large Capitalization
 Value Equity            Newbold's Asset Management, Inc. and
 Investments............  Parametric Portfolio Associates, Inc.
Large Capitalization     Provident Investment Counsel Inc. and
 Growth Investments.....  Boston Structured Advisors
Small Capitalization
 Value Equity
 Investments............ Barclays Global Fund Advisors and NFJ Investment Group
Small Capitalization     Pilgrim Baxter & Associates, Inc. and
 Growth Investments.....  Mellon Capital Management Corp.
International Equity     Oechsle International Advisors, L.P. and
 Investments............  State Street Global Advisors
International Fixed
 Income Investments..... Julius Baer Investments Management Inc.
Emerging Markets Equity
 Investments............ John Govett & Co. Limited
-------------------------------------------------------------------------------

  The Manager pays each Adviser a monthly portfolio management fee. The Portfolios pay no direct investment advisory fee to any of the Advisers.

   Under the Management Agreement, each Portfolio pays the Manager a monthly fee calculated at the annual rates applied to the value of each Portfolio's average daily net assets. The annual rates for each Portfolio are as follows:

                                                                          ANNUAL
      PORTFOLIO                                                           RATES
--------------------------------------------------------------------------------
Government Money Investments............................................  0.15%
Intermediate Fixed Income Investments...................................  0.40%
Long-Term Bond Investments..............................................  0.40%
Municipal Bond Investments..............................................  0.40%
Mortgage Backed Investments.............................................  0.50%
Balanced Investments....................................................  0.60%
Large Capitalization Value Equity Investments:
 Portion of the Portfolio managed by:
 Newbold's Asset Management, Inc. ......................................  0.60%
 Parametric Portfolio Associates, Inc. :
  on the first $300 million.............................................  0.50%
  on the amount over $300 million.......................................  0.45%

                                                                          ANNUAL
      PORTFOLIO                                                           RATES
--------------------------------------------------------------------------------
Large Capitalization Growth Investments:
 Portfolio of the Portfolio managed by:
 Provident Investment Counsel Inc. .....................................  0.60%
 Boston Structured Advisors:
  on the first $300 million.............................................  0.50%
  on the amount over $300 million.......................................  0.45%
Small Capitalization Value Equity Investments:
 Portfolio of the Portfolio managed by:
 NFJ Investment Group...................................................  0.60%
 Barclays Global Fund Advisors:
  on the first $200 million.............................................  0.45%
  on the next $100 million..............................................  0.40%
  on the amount over $300 million.......................................  0.35%
Small Capitalization Growth Investments:
 Portfolio of the Portfolio managed by:
 Pilgrim Baxter & Associates, Inc. .....................................  0.60%
 Mellon Capital Management Corp.:
  on the first $200 million.............................................  0.45%
  on the next $100 million..............................................  0.40%
  on the amount over $300 million.......................................  0.35%
International Equity Investments:
 Portfolio of the Portfolio managed by:
 Oechsle International Advisors L.P. ...................................  0.70%
 State Street Global Advisors...........................................  0.37%
International Fixed Income Investments..................................  0.50%
Emerging Markets Equity Investments.....................................  0.90%
--------------------------------------------------------------------------------

  SBMFM acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Portfolio. This fee is calculated daily and paid monthly.

  In addition, The Boston Company Advisors Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, had entered into a sub-administration agreement with the Fund and SBMFM. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of September 1, 1995, this relationship was terminated.

  For the year ended August 31, 1996, the following fees were waived:

                                                 TOTAL
                                              FEE WAIVERS MANAGER  ADMINISTRATOR
--------------------------------------------------------------------------------
Government Money Investments.................  $306,506   $306,506    $    --
Municipal Bond Investments...................   102,692     68,453     34,239
Mortgaged Backed Investments.................   165,803    117,720     48,083
Balanced Investments.........................   105,974     79,480     26,494
Emerging Markets.............................   102,379     83,765     18,614
--------------------------------------------------------------------------------

  For the year ended August 31, 1996, Smith Barney Inc. ("SB"), another subsidiary of SBH, received brokerage commissions of $14,240.

  All officers and one Trustee of the Fund are employees of SB.

  3. EXEMPT-INTEREST DIVIDENDS AND OTHER DIVIDENDS

  Municipal Bond Investments intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the portfolio.

  Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

  4. INVESTMENTS

  During the year ended August 31, 1996, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

      PORTFOLIO                                        PURCHASES      SALES
-------------------------------------------------------------------------------
Intermediate Fixed Income Investments................ $330,218,826 $263,118,167
Long-Term Bond Investments...........................  206,664,615  178,644,350
Municipal Bond Investments...........................   13,342,295   14,815,095
Mortgage Backed Investments..........................   47,695,645   23,810,666
Balanced Investments.................................   34,856,902   18,422,024
Large Capitalization Value Equity Investments........  614,516,003  309,642,210
Large Capitalization Growth Investments..............  717,381,679  400,937,426
Small Capitalization Value Equity Investments........  249,480,551  155,876,744
Small Capitalization Growth Investments..............  445,047,523  334,946,395
International Equity Investments.....................  552,952,755  362,814,735
International Fixed Income Investments...............  253,693,895  231,556,815
Emerging Markets Equity Investments..................  103,127,941   75,270,000
-------------------------------------------------------------------------------

  At August 31, 1996, the aggregate gross unrealized appreciation and depreciation of investments were as follows:

                                                              NET APPRECIATION
      PORTFOLIO                  APPRECIATION* DEPRECIATION*  (DEPRECIATION)*
------------------------------------------------------------------------------
Intermediate Fixed Income In-
 vestments...................... $    668,442  $ (6,109,102)    $ (5,440,660)
Long-Term Bond Investments......       42,654    (5,336,174)      (5,293,520)
Municipal Bond Investments......      398,932    (1,260,030)        (861,098)
Mortgage Backed Investments.....      179,392    (3,489,053)      (3,309,661)
Balanced Investments............    4,334,042    (1,068,872)       3,265,170
Large Capitalization Value Eq-
 uity Investments...............  235,441,136   (30,160,536)     205,280,599
Large Capitalization Growth In-
 vestments......................  210,760,561   (33,647,176)     177,113,385
Small Capitalization Value Eq-
 uity Investments...............   61,653,512   (19,144,778)      42,508,734
Small Capitalization Growth In-
 vestments......................   95,306,609   (27,206,133)      68,100,476
International Equity Invest-
 ments..........................   64,915,114   (41,003,605)      23,911,509
International Fixed Income In-
 vestments......................    2,927,715      (290,155)       2,637,560
Emerging Markets Equity Invest-
 ments..........................    8,987,580    (7,665,524)       1,322,056
------------------------------------------------------------------------------

 *Substantially the same for Federal income tax purposes.

  5. FUTURES CONTRACTS

  Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

  At August 31, 1996, Large Capitalization Growth Investments and International Equity Investments had the following open futures contracts:

LARGE CAPITALIZATION GROWTH INVESTMENTS

                         # OF                  BASIS      MARKET    UNREALIZED
PURCHASED CONTRACTS    CONTRACTS EXPIRATION    VALUE       VALUE    GAIN (LOSS)
-------------------------------------------------------------------------------
S&P 500 Index.........     72       9/96    $23,658,625 $23,448,600  $(210,025)
S&P 400 Midcap........    108       9/96     12,336,675  12,552,300    215,625
-------------------------------------------------------------------------------
TOTAL.................                      $35,995,300 $36,000,900  $   5,600
-------------------------------------------------------------------------------

INTERNATIONAL EQUITY INVESTMENTS

                           # OF                  BASIS      MARKET    UNREALIZED
PURCHASED CONTRACTS      CONTRACTS EXPIRATION    VALUE       VALUE    GAIN (LOSS)
----------------------------------------------------------------------------------
Australian ALL Ordi-
 naries.................     12       9/96    $   534,824 $   536,740 $     1,916
Deutsche Terminboerse
 DAX....................     44       9/96      7,406,285   7,559,616     153,331
London Financial Times
 Stock Exchange 100.....     62       9/96      9,029,822   9,399,813     369,991
Marche a Terme Interna-
 tional de France CAC
 40.....................     80       9/96      6,530,065   6,243,547    (286,518)
MIB 30..................     22       9/96      2,208,173   2,067,218    (140,955)
Osaka Securities Ex-
 change Nikkei 300......    210       9/96      5,944,600   5,563,260    (381,340)
Tokyo Stock Exchange
 TOPIX..................     73       9/96     11,110,869  10,365,193    (745,676)
Tokyo Stock Exchange
 TOPIX..................      5      12/96        727,399     710,405     (16,994)
----------------------------------------------------------------------------------
TOTAL...................                      $43,492,037 $42,445,792 $(1,046,245)
----------------------------------------------------------------------------------

  6. FOREIGN SECURITIES

  International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments invest in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

  7. FORWARD FOREIGN CURRENCY CONTRACTS

  At August 31, 1996, International Equity Investments and International Fixed Income Investments had the following open forward foreign currency contracts. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

INTERNATIONAL EQUITY INVESTMENTS

                                   LOCAL       MARKET    SETTLEMENT UNREALIZED
FOREIGN CURRENCY                 CURRENCY       VALUE       DATE    GAIN (LOSS)
-------------------------------------------------------------------------------
TO SELL:
British Pound.................     5,020,000 $ 7,834,557  9/18/96    $ (53,557)
French Franc..................   100,480,000  19,888,903  9/25/96      (97,298)
German Deutschemark...........    30,350,000  20,567,570  9/25/96     (140,864)
-------------------------------------------------------------------------------
                                              48,291,030              (291,719)
-------------------------------------------------------------------------------
TO BUY:
Australian Dollar.............       410,103     324,503   9/5/96         (421)
Australian Dollar.............     2,200,000   1,739,710  9/18/96       13,762
British Pound.................       444,721     693,064   9/5/96         (479)
British Pound.................     9,400,000  14,670,285  9/18/96      213,103
Danish Krone..................       592,953     103,663   9/3/96           18
Dutch Guilder.................       263,405     159,051   9/3/96          325
French Franc..................    27,350,000   5,408,172  9/18/96      110,170
French Franc..................     2,885,827     571,573  9/30/96          868
German Deutschemark...........       997,671     660,813   9/3/96          225
German Deutschemark...........    12,092,000   8,187,664  9/18/96      274,465
Italian Lira..................   682,188,050     450,720   9/5/96       (1,599)
Italian Lira.................. 2,000,000,000   1,321,668  9/18/96        9,849
Japanese Yen..................   356,355,168   3,288,402   9/3/96           83
Japanese Yen.................. 1,340,000,000  12,379,380  9/18/96      (41,981)
Malaysian Ringgit.............       272,427     109,189   9/9/96          (74)
Singapore Dollar..............       446,990     317,674   9/5/96         (219)
Spanish Peseta................    39,984,586     319,162   9/5/96         (843)
Swedish Krona.................     2,206,747     333,236   9/3/96          (54)
Swiss Franc...................       299,419     250,707   9/3/96          774
-------------------------------------------------------------------------------
                                              51,288,636               577,972
-------------------------------------------------------------------------------
TOTAL UNREALIZED GAIN ON
 FORWARD
 FOREIGN CURRENCY CONTRACTS...                                       $ 286,253
-------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME INVESTMENTS

                                LOCAL       MARKET     SETTLEMENT   UNREALIZED
FOREIGN CURRENCY               CURRENCY      VALUE        DATE      GAIN (LOSS)
-------------------------------------------------------------------------------
TO SELL:
German Deutschemark........    9,318,750  $ 6,316,632       9/27/96  $ (66,632)
Japanese Yen...............   50,792,970      468,711        9/3/96       (314)
New Zealand Dollar.........    9,011,000    6,218,258       9/16/96    (78,343)
-------------------------------------------------------------------------------
                                           13,003,601                 (145,289)
-------------------------------------------------------------------------------
TO BUY:
New Zealand Dollar.........    4,505,500    3,109,129       9/16/96      3,803
-------------------------------------------------------------------------------
                                   MARKET VALUE
CROSS FORWARDS**:            ------------------------
                               Japanese    Canadian
                                 Yen        Dollar
TO SELL:                     ------------ -----------
Japanese Yen vs. Canadian
 Dollar....................  $ 4,693,374  $ 4,690,291       9/30/96     (3,083)
Japanese Yen vs. Canadian
 Dollar....................    4,695,804    4,690,291       9/30/96     (5,513)
                                German      Italian
                             Deutschemark    Lira
                             ------------ -----------
German Deutschemark vs.
 Italian Lira..............  $ 6,554,889  $ 6,446,319        7/9/97   (108,570)
-------------------------------------------------------------------------------
                              15,944,067   15,826,901                 (117,166)
-------------------------------------------------------------------------------
TOTAL UNREALIZED LOSS ON
 FORWARD
 FOREIGN CURRENCY
 CONTRACTS.................                                          $(258,652)
-------------------------------------------------------------------------------
** Local Currency on Cross
Forwards                                     Sell          Buy
-------------------------------------------------------------------------------
Sell Japanese Yen vs. Cana-
 dian Dollar...............               507,530,980     6,410,000
Sell Japanese Yen vs. Cana-
 dian Dollar...............               507,793,790     6,410,000
Sell German Deutschemark
 vs. Italian Lira..........                 9,500,000 9,937,000,000
-------------------------------------------------------------------------------

  8. REPURCHASE AGREEMENTS

  The Fund purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

  9. CAPITAL LOSS CARRYFORWARD

  At August 31, 1996, the Fund had, for Federal income tax purposes, approximately the following unused capital loss carryforwards available to offset future capital gains:

PORTFOLIO                               TOTAL    8/31/02  8/31/03    8/31/04
------------------------------------------------------------------------------
Government Money Investments......... $   54,000 $1,000  $   45,000 $    8,000
Intermediate Fixed Income Invest-
 ments...............................  6,548,000     --   5,086,000  1,462,000
Long-Term Bond Investments...........  1,691,000     --   1,691,000         --
Municipal Bond Investments...........  1,486,000     --     238,000  1,248,000
Mortgage Backed Investments..........    920,000     --     538,000    382,000
------------------------------------------------------------------------------

  To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

  10. SHARES OF BENEFICIAL INTEREST

  At August 31, 1996, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                                  YEAR ENDED      YEAR ENDED
                                                AUGUST 31, 1996 AUGUST 31, 1995
-------------------------------------------------------------------------------
GOVERNMENT MONEY INVESTMENTS
Shares sold....................................   438,920,652     307,350,449
Shares issued on reinvestment..................    11,223,535      10,833,392
Shares redeemed................................  (413,581,060)   (261,236,040)
-------------------------------------------------------------------------------
Net Increase...................................    36,563,127      56,947,801
-------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME INVESTMENTS
Shares sold....................................    16,226,689      14,257,926
Shares issued on reinvestment..................     2,067,760       1,644,966
Shares redeemed................................   (11,307,251)    (13,738,827)
-------------------------------------------------------------------------------
Net Increase...................................     6,987,198       2,164,065
-------------------------------------------------------------------------------
LONG-TERM BOND INVESTMENTS
Shares sold....................................     8,616,173      11,749,472
Shares issued on reinvestment..................       988,796         893,508
Shares redeemed................................    (6,509,335)     (7,964,868)
-------------------------------------------------------------------------------
Net Increase...................................     3,095,634       4,678,112
-------------------------------------------------------------------------------
MUNICIPAL BOND INVESTMENTS
Shares sold....................................     2,986,970       1,867,148
Shares issued on reinvestment..................       249,750         274,716
Shares redeemed................................    (3,091,008)     (3,684,749)
-------------------------------------------------------------------------------
Net Increase (Decrease)........................       145,712      (1,542,885)
-------------------------------------------------------------------------------
MORTGAGE BACKED INVESTMENTS
Shares sold....................................     5,541,780       4,269,136
Shares issued on reinvestment..................       898,184         874,423
Shares redeemed................................    (4,063,287)     (7,555,641)
-------------------------------------------------------------------------------
Net Increase (Decrease)........................     2,376,677      (2,412,082)
-------------------------------------------------------------------------------
BALANCED INVESTMENTS
Shares sold....................................     3,107,830       3,206,487
Shares issued on reinvestment..................       228,475          82,632
Shares redeemed................................    (1,537,798)     (1,789,639)
-------------------------------------------------------------------------------
Net Increase...................................     1,798,507       1,499,480
-------------------------------------------------------------------------------
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
Shares sold....................................    50,806,724      40,567,406
Shares issued on reinvestment..................     2,398,347       4,143,981
Shares redeemed................................   (24,969,181)    (30,602,117)
-------------------------------------------------------------------------------
Net Increase...................................    28,235,890      14,109,270
-------------------------------------------------------------------------------
LARGE CAPITALIZATION GROWTH INVESTMENTS
Shares sold....................................    40,898,526      34,793,582
Shares issued on reinvestment..................     3,324,041         466,363
Shares redeemed................................   (16,659,319)    (16,532,262)
-------------------------------------------------------------------------------
Net Increase...................................    27,563,248      18,727,683
-------------------------------------------------------------------------------
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
Shares sold....................................    20,888,354      14,946,504
Shares issued on reinvestment..................       229,397         472,906
Shares redeemed................................   (12,034,896)    (19,338,022)
-------------------------------------------------------------------------------
Net Increase (Decrease)........................     9,082,855      (3,918,612)
-------------------------------------------------------------------------------
SMALL CAPITALIZATION GROWTH INVESTMENTS
Shares sold....................................    21,661,872      11,435,282
Shares issued on reinvestment..................     3,403,611          83,420
Shares redeemed................................   (15,605,234)     (7,607,305)
-------------------------------------------------------------------------------
Net Increase...................................     9,460,249       3,911,397
-------------------------------------------------------------------------------

                                                   YEAR ENDED      YEAR ENDED
                                                 AUGUST 31, 1996 AUGUST 31, 1995
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INVESTMENTS
Shares sold.....................................    32,796,549      27,699,298
Shares issued on reinvestment...................     2,783,132       1,843,836
Shares redeemed.................................   (18,301,671)    (21,167,881)
--------------------------------------------------------------------------------
Net Increase....................................    17,278,010       8,375,253
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME INVESTMENTS
Shares sold.....................................     4,607,116       3,564,496
Shares issued on reinvestment...................     1,344,169         771,628
Shares redeemed.................................    (3,507,513)     (6,898,451)
--------------------------------------------------------------------------------
Net Increase (Decrease).........................     2,443,772      (2,562,327)
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY INVESTMENTS
Shares sold.....................................     9,176,431       6,214,297
Shares issued on reinvestment...................            --         148,020
Shares redeemed.................................    (5,261,534)     (2,632,648)
--------------------------------------------------------------------------------
Net Increase....................................     3,914,897       3,729,669
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS
FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

GOVERNMENT MONEY INVESTMENTS      1996      1995      1994       1993  1992(1)
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR....................     $1.00     $1.00     $1.00      $1.00    $1.00
---------------------------------------------------------------------------------
 Net investment income(2)...      0.05      0.05      0.03       0.03     0.03
 Dividends from net invest-
  ment income...............     (0.05)    (0.05)    (0.03)     (0.03)   (0.03)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR.......................     $1.00     $1.00     $1.00      $1.00    $1.00
---------------------------------------------------------------------------------
TOTAL RETURN................      5.02%     5.24%     3.10%      2.76%    2.72%++
---------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).....................  $278,162  $241,590  $184,656    $84,034  $30,353
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(2)................      0.60%     0.60%     0.55%      0.50%    0.49%+
 Net investment income......      4.93      5.14      3.16       2.71     3.37+
---------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME
INVESTMENTS                       1996      1995      1994       1993   1992(1)
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR....................     $8.10     $7.92     $8.58      $8.25    $8.00
---------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income(2)...      0.50      0.50      0.47       0.51     0.34
 Net realized and unrealized
  gain (loss)...............     (0.17)     0.16     (0.56)      0.33     0.25
---------------------------------------------------------------------------------
Total Income (Loss) From Op-
 erations...................      0.33      0.66     (0.09)      0.84     0.59
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income......     (0.51)    (0.48)    (0.50)     (0.48)   (0.34)
 Net realized gains.........        --        --     (0.05)     (0.03)      --
 Overdistribution of net re-
  alized gains..............        --        --     (0.01)        --       --
 Capital....................        --        --     (0.01)        --       --
---------------------------------------------------------------------------------
Total Distributions.........     (0.51)    (0.48)    (0.57)     (0.51)   (0.34)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR.......................     $7.92     $8.10     $7.92      $8.58    $8.25
---------------------------------------------------------------------------------
TOTAL RETURN................      4.08%     8.70%    (1.13)%    10.59%    7.53%++
---------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).....................  $296,053  $246,323  $223,548   $140,580  $58,545
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(2)................      0.73%     0.80%     0.80%      0.80%    0.79%+
 Net investment income......      5.78      6.40      5.77       5.94     6.00+
---------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.....        98%       98%       86%        92%     169%
---------------------------------------------------------------------------------

(1) For the period from November 18, 1991 (inception date) to August 31, 1992.
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                NET INVESTMENT INCOME       EXPENSE RATIOS WITHOUT WAIVERS
                                 PER SHARE DECREASE               AND REIMBURSEMENTS
                            ----------------------------- --------------------------------------
   PORTFOLIO                1996  1995  1994  1993  1992   1996    1995    1994    1993    1992
   ---------                ----- ----- ----- ----- ----- ------  ------  ------  ------  ------
   Government Money
    Investments............ $0.01 $0.05 $0.03 $0.02 $0.01   0.72%   0.74%   0.84%   1.39%   2.48%+
   Intermediate Fixed
    Income Investments.....   N/A   N/A   N/A  0.01  0.03    N/A     N/A     N/A    0.88    1.30+

 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

LONG-TERM BOND INVESTMENTS        1996      1995   1994(1)      1993  1992(2)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR....................     $8.23     $7.86     $8.70     $8.26    $8.00
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income(3)...      0.51      0.45      0.38      0.47     0.31
 Net realized and unrealized
  gain (loss)...............     (0.41)     0.36     (0.75)     0.42     0.26
--------------------------------------------------------------------------------
Total Income (Loss) From Op-
 erations...................      0.10      0.81     (0.37)     0.89     0.57
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income......     (0.46)    (0.44)    (0.41)    (0.45)   (0.31)
 Net realized gains.........        --        --     (0.01)       --       --
 Overdistribution of net re-
  alized gains..............        --        --     (0.05)       --       --
 Capital....................        --        --     (0.00)*      --       --
--------------------------------------------------------------------------------
Total Distributions.........     (0.46)    (0.44)    (0.47)    (0.45)   (0.31)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR.......................     $7.87     $8.23     $7.86     $8.70    $8.26
--------------------------------------------------------------------------------
TOTAL RETURN................      1.11%    10.71%    (3.93)%   11.08%    7.37%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).....................  $155,910  $137,545   $94,628   $64,734  $34,986
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(3)................      0.80%     0.80%     0.80%     0.80%    0.79%+
 Net investment income......      6.18      5.80      5.34      5.40     5.69+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.....       125%       62%       43%       35%       4%
--------------------------------------------------------------------------------
MUNICIPAL BOND INVESTMENTS        1996      1995      1994      1993  1992(2)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR....................     $8.27     $8.06     $8.85     $8.25    $8.00
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income(3)...      0.38      0.40      0.40      0.41     0.30
 Net realized and unrealized
  gain (loss)...............        --      0.21     (0.71)     0.62     0.25
--------------------------------------------------------------------------------
Total Income (Loss) From Op-
 erations...................      0.38      0.61     (0.31)     1.03     0.55
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income......     (0.39)    (0.40)    (0.40)    (0.41)   (0.30)
 Net realized gains.........        --     (0.00)*      --        --       --
 Overdistribution of net re-
  alized gains..............        --        --     (0.05)    (0.02)      --
 Capital....................        --        --     (0.03)       --       --
--------------------------------------------------------------------------------
Total Distributions.........     (0.39)    (0.40)    (0.48)    (0.43)   (0.30)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR.......................     $8.26     $8.27     $8.06     $8.85    $8.25
--------------------------------------------------------------------------------
TOTAL RETURN................      4.62%     7.86%    (3.78)%   12.94%    7.06%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).....................   $46,485   $45,356   $56,625   $47,811  $21,795
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(3)................      0.80%     0.80%     0.80%     0.80%    0.79%+
 Net investment income......      4.59      4.99      4.59      4.76     4.71+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.....        29%       49%      132%       15%      76%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(2) For the period from November 18, 1991 (inception date) to August 31, 1992.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                NET INVESTMENT INCOME       EXPENSE RATIOS WITHOUT WAIVERS
                                 PER SHARE DECREASE             AND/OR REIMBURSEMENTS
                            ----------------------------- --------------------------------------
   PORTFOLIO                1996  1995  1994  1993  1992   1996    1995    1994    1993    1992
   ---------                ----- ----- ----- ----- ----- ------  ------  ------  ------  ------
   Long-Term Bond
    Investments............   N/A $0.01 $0.01 $0.02 $0.06    N/A    0.93%   0.95%   1.09%   1.91%+
   Municipal Bond
    Investments............ $0.02  0.02  0.01  0.02  0.06   1.02%   1.04    0.93    1.02    1.66+

 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

MORTGAGE BACKED
INVESTMENTS                 1996(1)      1995      1994      1993    1992(2)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR............     $7.91     $7.69     $8.21     $8.19      $8.00
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(3)................      0.48      0.51      0.41      0.53       0.40
 Net realized and
  unrealized gain
  (loss).................     (0.14)     0.22     (0.41)     0.00*      0.19
-------------------------------------------------------------------------------
Total Income From Opera-
 tions...................      0.34      0.73      0.00      0.53       0.59
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income...     (0.48)    (0.49)    (0.41)    (0.42)     (0.40)
 Net realized gains......        --        --     (0.01)       --         --
 Overdistribution of net
  realized gains.........        --        --        --     (0.04)        --
 Capital.................     (0.03)    (0.02)    (0.10)    (0.05)        --
-------------------------------------------------------------------------------
Total Distributions......     (0.51)    (0.51)    (0.52)    (0.51)     (0.40)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR....................     $7.74     $7.91     $7.69     $8.21      $8.19
-------------------------------------------------------------------------------
TOTAL RETURN.............      4.37%     9.96%    (0.20)%    6.68%      7.56%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)..................  $120,945  $104,789  $120,427   $94,421    $35,694
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(3).............      0.80%     0.80%     0.80%     0.80%      0.79%+
 Net investment income...      6.09      6.85      6.38      6.53       6.55+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..        23%       30%       53%       93%        35%
-------------------------------------------------------------------------------
BALANCED INVESTMENTS           1996      1995      1994    1993(4)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR............     $9.37     $8.63     $8.41     $8.00
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(3)................      0.29      0.26      0.21      0.09
 Net realized and
  unrealized gain........      0.95      0.81      0.16      0.42
-------------------------------------------------------------------------------
Total Income From Opera-
 tions...................      1.24      1.07      0.37      0.51
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income...     (0.28)    (0.29)    (0.15)    (0.10)
 Net realized gains......     (0.33)    (0.04)       --        --
 Capital.................        --        --        --     (0.00)*
-------------------------------------------------------------------------------
Total Distributions......     (0.61)    (0.33)    (0.15)    (0.10)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR....................    $10.00     $9.37     $8.63     $8.41
-------------------------------------------------------------------------------
TOTAL RETURN.............     13.60%    12.76%     4.62%     6.35%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)..................   $50,281   $30,268   $14,940    $5,258
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(3).............      1.00%     1.00%     1.00%     1.00%+
 Net investment income...      2.85      3.28      2.66      2.67+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..        47%       47%       43%       10%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(5).........     $0.06        --        --        --
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this period, since use of the undistributed net investment income method does not accord with results of operations.
(2) For the period from November 18, 1991 (inception date) to August 31, 1992.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                NET INVESTMENT INCOME       EXPENSE RATIOS WITHOUT WAIVERS
                                 PER SHARE DECREASE               AND REIMBURSEMENTS
                            ----------------------------- --------------------------------------
   PORTFOLIO                1996  1995  1994  1993  1992   1996    1995    1994    1993    1992
   ---------                ----- ----- ----- ----- ----- ------  ------  ------  ------  ------
   Mortgage Backed
    Investments............ $0.01 $0.02 $0.02 $0.04 $0.05   0.94%   1.09%   1.06%   1.13%   1.66%+
   Balanced Investments....  0.03  0.06  0.08  0.15    --   1.26    1.75    2.01    5.55      --

(4) For the period from February 16, 1993 (inception date) to August 31, 1993.
(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

LARGE CAPITALIZATION
VALUE EQUITY INVESTMENTS        1996     1995(1)      1994   1993(1)    1992(2)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR...........      $10.42       $9.39     $9.35     $8.77      $8.00
----------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(3)...............        0.26        0.27      0.17      0.25       0.09
 Net realized and
  unrealized gain.......        1.25        1.16      0.02      0.54       0.68
----------------------------------------------------------------------------------
Total Income From Opera-
 tions..................        1.51        1.43      0.19      0.79       0.77
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..       (0.24)      (0.24)    (0.15)    (0.14)        --
 Net realized gains.....       (0.14)      (0.16)     0.00     (0.07)        --
----------------------------------------------------------------------------------
Total Distributions.....       (0.38)      (0.40)    (0.15)    (0.21)        --
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................      $11.55      $10.42     $9.39     $9.35      $8.77
----------------------------------------------------------------------------------
TOTAL RETURN............       14.75%      16.14%     2.09%     9.25%      9.63%++
----------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).................  $1,512,451  $1,070,037  $832,138  $562,507   $197,695
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(3)............        0.80%       0.83%     0.88%     0.95%      1.24%+
 Net investment income..        2.31        2.93      2.57      2.88       3.24+
----------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................          24%         21%      108%       47%        12%
----------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(4)........       $0.06          --        --        --         --
----------------------------------------------------------------------------------
LARGE CAPITALIZATION
GROWTH INVESTMENTS              1996        1995      1994   1993(1)    1992(2)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR...........      $12.13      $10.00     $9.76     $8.88      $8.00
----------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(3)...............        0.07        0.09      0.03      0.00*      0.01
 Net realized and
  unrealized gain.......        1.46        2.13      0.21      0.89       0.87
----------------------------------------------------------------------------------
Total Income From Opera-
 tions..................        1.53        2.22      0.24      0.89       0.88
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..       (0.06)      (0.08)       --     (0.00)*       --
 Overdistribution of net
  investment income.....          --          --        --     (0.01)        --
 Net realized gains.....       (0.50)      (0.01)       --        --         --
 Capital................          --          --        --     (0.00)*       --
----------------------------------------------------------------------------------
Total Distributions.....       (0.56)      (0.09)       --     (0.01)        --
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................      $13.10      $12.13    $10.00     $9.76      $8.88
----------------------------------------------------------------------------------
TOTAL RETURN............       12.89%      22.30%     2.46%    10.00%     11.00%++
----------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).................  $1,205,417    $782,394  $457,588  $238,256    $85,401
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(3)............        0.83%       0.88%     0.98%     1.12%      1.24%+
 Net investment income
  (loss)................        0.63        0.98      0.39     (0.04)      0.31+
----------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................          40%         38%      104%       47%        19%
----------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(4)........       $0.06          --        --        --         --
----------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(2) For the period from November 18, 1991 (inception date) to August 31, 1992.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                          EXPENSE RATIOS
                               NET INVESTMENT INCOME      WITHOUT WAIVERS
                                 PER SHARE DECREASE     AND REIMBURSEMENTS
                               ------------------------ ---------------------
   PORTFOLIO                   1995   1994   1993 1992  1995  1994  1993 1992
   ---------                   -----  -----  ---- ----- ----  ----  ---- ----
   Large Capitalization Value
    Equity Investments.......  $0.01  $0.00  N/A    N/A 0.93% 0.92% N/A   N/A
   Large Capitalization
    Growth Investments.......   0.00*  0.00* N/A  $0.01 0.98  1.02  N/A  1.42%+

(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

SMALL CAPITALIZATION
VALUE EQUITY INVESTMENTS      1996      1995       1994       1993  1992(1)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR...........    $10.01     $9.03      $9.94      $8.68    $8.00
-------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment in-
  come(2)...............      0.16      0.15       0.08       0.06     0.03
 Net realized and
  unrealized gain
  (loss)................      1.08      0.95      (0.40)      1.31     0.65
-------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............      1.24      1.10      (0.32)      1.37     0.68
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.14)    (0.12)     (0.07)     (0.03)      --
 Net realized gains.....        --     (0.00)*    (0.51)     (0.08)      --
 Overdistribution of net
  realized gains........        --        --      (0.01)        --       --
-------------------------------------------------------------------------------
Total Distributions.....     (0.14)    (0.12)     (0.59)     (0.11)      --
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................    $11.11    $10.01      $9.03      $9.94    $8.68
-------------------------------------------------------------------------------
TOTAL RETURN............     12.48%    12.50%     (3.30)%    15.74%    8.50%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).................  $478,884  $340,306   $342,388   $183,051  $93,458
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(2)............      0.95%     1.11%      1.06%      1.11%    1.24%+
 Net investment income..      1.52      1.54       1.12       0.82     0.99+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        39%      115%        65%        70%      20%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(3)........     $0.04        --         --         --       --
-------------------------------------------------------------------------------
SMALL CAPITALIZATION
GROWTH INVESTMENTS            1996    1995(4)    1994(4)    1993(4)  1992(1)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR...........    $17.19    $12.50     $11.21      $7.99    $8.00
-------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment
  loss(2)...............     (0.08)    (0.05)     (0.09)     (0.07)   (0.01)
 Net realized and
  unrealized gain.......      3.36      4.81       1.56       3.29       --
-------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............      3.28      4.76       1.47       3.22    (0.01)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains.....     (2.68)    (0.07)     (0.04)        --       --
 Overdistribution of net
  realized gains........        --        --      (0.10)        --       --
 Capital................        --        --      (0.04)        --       --
-------------------------------------------------------------------------------
Total Distributions.....     (2.68)    (0.07)     (0.18)        --       --
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................    $17.79    $17.19     $12.50     $11.21    $7.99
-------------------------------------------------------------------------------
TOTAL RETURN............     21.33%    38.25%     13.18%     40.30%   (0.13)%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).................  $494,323  $315,033   $180,175   $ 75,498  $22,145
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(2)............      1.00%     1.14%      1.20%      1.25%    1.24%+
 Net investment loss....     (0.49)    (0.35)     (0.78)     (0.72)   (0.25)+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        83%      174%        94%        97%      35%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(3)........     $0.08        --         --         --       --
-------------------------------------------------------------------------------

(1) For the period from November 18, 1991 (inception date) to August 31, 1992.
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                         EXPENSE RATIOS
                            NET INVESTMENT INCOME        WITHOUT WAIVERS
                              PER SHARE DECREASE      AND/OR REIMBURSEMENTS
                            ------------------------ -------------------------
   PORTFOLIO                1995   1994   1993 1992  1995   1994   1993  1992
   ---------                -----  -----  ---- ----- -----  -----  ----- -----
   Small Capitalization
    Value Equity
    Investments............ $0.00    N/A  N/A  $0.01  1.13%   N/A   N/A   1.40%+
   Small Capitalization
    Growth Investments.....  0.00* $0.00* N/A   0.04  1.16   1.49%  N/A   2.61+

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(4) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

INTERNATIONAL EQUITY
INVESTMENTS                   1996      1995    1994(1)       1993   1992(2)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR...........    $10.50    $10.86      $9.57      $7.76     $8.00
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment in-
  come(3)...............        --      0.05       0.02       0.05      0.03
 Net realized and
  unrealized gain
  (loss)................      0.44     (0.09)      1.54       1.79     (0.27)
--------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............      0.44     (0.04)      1.56       1.84     (0.24)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.17)       --      (0.03)     (0.03)       --
 Net realized gains.....     (0.28)    (0.32)     (0.24)        --        --
--------------------------------------------------------------------------------
Total Distributions.....     (0.45)    (0.32)     (0.27)     (0.03)       --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................    $10.49    $10.50     $10.86      $9.57     $7.76
--------------------------------------------------------------------------------
TOTAL RETURN............      4.23%    (0.18)%    16.74%     23.73%    (3.00)%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).................  $843,730  $663,130   $594,965   $270,302  $115,779
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(3)(4).........      1.00%     1.19%      1.19%      1.32%     1.50%+
 Net investment income
  (loss)................     (0.12)     0.43       0.23       0.61      1.08+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        50%       28%        33%        46%       10%
--------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(5)........     $0.02        --         --         --        --
--------------------------------------------------------------------------------
INTERNATIONAL FIXED
INCOME INVESTMENTS            1996      1995       1994       1993   1992(2)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR...........     $9.01     $8.17      $8.86      $8.71     $8.00
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(3)...............      0.55      0.56       0.40       0.51      0.39
 Net realized and
  unrealized gain
  (loss)................      0.49      0.84      (0.32)      0.20      0.69
--------------------------------------------------------------------------------
Total Income From Opera-
 tions..................      1.04      1.40       0.08       0.71      1.08
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.94)    (0.56)     (0.65)     (0.55)    (0.37)
 Overdistribution of net
  realized gains........        --        --      (0.07)     (0.01)       --
 Net realized gains.....        --        --      (0.05)        --        --
 Capital................        --        --      (0.00)*       --        --
--------------------------------------------------------------------------------
Total Distributions.....     (0.94)    (0.56)     (0.77)     (0.56)    (0.37)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................     $9.11     $9.01      $8.17      $8.86     $8.71
--------------------------------------------------------------------------------
TOTAL RETURN............     12.05%    17.66%      1.00%      8.67%    13.93%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).................  $129,410  $105,884   $116,929   $100,362   $39,182
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(3)(4).........      1.02%     0.95%      0.95%      0.95%     0.95%+
 Net investment income..      6.34      6.50       5.54       6.03      6.34+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................       211%      307%       358%       251%      106%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(2) For the period from November 18, 1991 (inception date) to August 31, 1992.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                             NET INVESTMENT INCOME   EXPENSE RATIOS WITHOUT WAIVERS
                              PER SHARE DECREASE          AND/OR REIMBURSEMENTS
                            -----------------------  ----------------------------------
   PORTFOLIO                1995  1994  1993  1992    1995     1994     1993     1992
   ---------                ----- ----- ----- -----  -------  -------  -------  -------
   International Equity
    Investments............   N/A   N/A   N/A $0.00*     N/A      N/A      N/A     1.52%+
   International Fixed
    Income Investments..... $0.02 $0.01 $0.02  0.06     1.18%    1.08%    1.22%    1.87+

(4) During the year ended August 31, 1996, the portfolios have earned credits from the custodian which reduce service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for International Equity Investments and International Fixed Income Investments would be 1.00% and 0.97%, respectively; prior year numbers have not been restated to reflect these numbers.
(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per shares.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

EMERGING MARKETS EQUITY INVESTMENTS                  1996  1995(1)  1994(2)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR...............   $7.85    $9.49    $8.00
------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income (loss)(3).................    0.03     0.01    (0.02)
 Net realized and unrealized gain (loss).........    0.62    (1.45)    1.51
------------------------------------------------------------------------------
Total Income (Loss) From Operations..............    0.65    (1.44)    1.49
------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income...........................      --       --       --
 Net realized gains..............................      --    (0.20)      --
------------------------------------------------------------------------------
Total Distributions..............................      --    (0.20)      --
------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR.....................   $8.50    $7.85    $9.49
------------------------------------------------------------------------------
TOTAL RETURN.....................................    8.28% (15.13)%   18.63%++
------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)................... $97,489  $59,333  $36,365
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(3)(4)..................................    1.84%    1.75%    1.72%+
 Net investment income (loss)....................    0.26     0.15    (0.42)+
------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..........................     106%      89%      16%
------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON EQUITY
 TRANSACTIONS(5).................................   $0.00*      --       --
------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(2) For the period from April 21, 1994 (inception date) to August 31, 1994.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                          EXPENSE RATIOS
                                  NET INVESTMENT INCOME   WITHOUT WAIVERS
                                   PER SHARE DECREASE       OR CREDITS
                                 ----------------------- -------------------
   PORTFOLIO                      1996    1995    1994   1996   1995   1994
   ---------                     ------- ------- ------- -----  -----  -----
   Emerging Markets Equity
    Investments................. $  0.01 $  0.02 $  0.02  1.97%  1.96%  2.56%+

(4) During the year ended August 31, 1996, the portfolio has earned credits from the custodian which reduce service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for Emerging Markets Equity Investments would be 1.80%; prior year numbers have not been restated to reflect these numbers.
(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

 PORTFOLIO HIGHLIGHTS--GOVERNMENT MONEY INVESTMENTS (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    GOVERNMENT MONEY INVESTMENTS          WITHOUT TRAK FEE+ WITH TRAK FEE+
    ----------------------------          ----------------- --------------
    Year Ended 8/31/96                          5.02%            3.46%
    Inception (11/18/91) through 8/31/96        3.93             2.39

  For the year ended August 31, 1996, Government Money Investments had a total return of 5.02% versus 4.88% for the Lipper Government Money Market Average-- the Portfolio's benchmark.

  The philosophy of Standish Ayer & Wood, manager for the Portfolio, is to: make a modest maturity extension to increase income and return; actively manage among sectors; and use innovative instruments to add value. Throughout the fiscal year, the Portfolio maintained an average maturity between 80-90 days believing that the steepness of the yield curve would reward the Portfolio with a relatively high yield. The Portfolio was active in changing exposure to the various sectors of the permissible bond universe. The Portfolio consists of approximately 75% agency securities and 25% Treasuries and has a modest exposure to one-year securities.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--INTERMEDIATE FIXED INCOME INVESTMENTS AS OF AUGUST 31,
 1996
  For the year ended August 31, 1996, Intermediate Fixed Income Investments had a total return of 4.08% versus 4.43% for the Lehman Brothers' Intermediate Government Corporate Bond Index--the Portfolio's benchmark.

  The Portfolio's manager, Standish, Ayer & Wood, Inc. ("Standish"), applied the following investment philosophy throughout the period under review: contain the impact of duration on the Portfolio; invest mainly in intermediate securities; maximize the use of corporate and mortgages; and minimize, when possible the use of U.S. Treasury issues. During the period under review, interest rate volatility drove home the need to maintain a duration or interest rate sensitivity that was relatively equivalent to that of the market as a whole. Throughout the year, the Portfolio was weighted slightly more toward the longer end of the market than its benchmark. This had a slightly negative impact on the Portfolio's performance during the period as interest rates rose for the most part. However, the effect was offset by the Portfolio's positioning in intermediate securities, as this sector outperformed both shorter and longer ends of the market.

  Corporate securities were by far the best performers, especially those at the lower end of the permissible quality range. Standish concentrated the Portfolio's holdings in the lower categories of the investment grade rating, in this case A and BBB by Moody's Investor Services, Inc. and Standard & Poor's Ratings Services. The largest position in the Portfolio was in finance-related issues. The Portfolio's manager felt that this sector had the best combination of yield spread and qualitative results to be found for investors. The Portfolio's manager also increased mortgage holdings as it saw a diminishing fear of prepayment and refinancings which had plagued the total return of mortgages for quite some time.

  Standish will continue to apply its core philosophy which has been in place for over two decades. The Portfolio's manager believes that the economic and market conditions of the latest fiscal year were consistent with the application of this philosophy, and they remain optimistic going forward that good value will come from this philosophy.

 PORTFOLIO HIGHLIGHTS--INTERMEDIATE FIXED INCOME INVESTMENTS (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    INTERMEDIATE FIXED INCOME
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    -------------------------             ----------------- --------------
    Year Ended 8/31/96                          4.08%            2.53%
    Inception (11/18/91) through 8/31/96        6.14             4.57

               HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                    INTERMEDIATE FIXED INCOME INVESTMENTS
                                     VS.
         LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1996


                             [GRAPH APPEARS HERE]

          Intermediate Fixed Income Investments   Lehman Bros. Intermediate Gov't/Corp. Bond Index
11/18/91                  10000                                           10000
2/92                      10122                                           10192
8/92                      10753                                           10872
2/93                      11277                                           11370
8/93                      11892                                           11876
2/94                      11928                                           11898
8/94                      11758                                           11836
2/95                      12053                                           12158
8/95                      12781                                           12957
2/96                      13284                                           13466
8/96                      13302                                           13532

--------------------------------------------------------------------------------
The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government with a maturity between one and ten years and
(ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt with a maturity of between one and ten years, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--LONG-TERM BOND INVESTMENTS AS OF AUGUST 31, 1996
  For the year ended August 31, 1996, Long-Term Bond Investments had a total return of 1.11% versus 1.87% for the Lehman Brothers Government/Corporate Long Bond Index--the Portfolio's benchmark.

  The long-term fixed income approach of the Portfolio's manager, National Asset Management Corp. ("National"), focused on sector allocation, duration management and security selection. For the period under review, this strategy produced a positive return for the Portfolio while maintaining a high level of quality holdings.

  Going forward, National's investment strategy is to maintain a neutral duration stance, with a concentration in securities with maturities in the years 2015 to 2020, and an underweighting in callable issues. This approach is consistent with National's belief that interest rates are in a long-term downward trend based on the stable rate of inflation, a modestly growing economy and the Federal Reserve's commitment to price stability.

 PORTFOLIO HIGHLIGHTS--LONG-TERM BOND INVESTMENTS (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    LONG-TERM BOND INVESTMENTS            WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------            ----------------- --------------
    Year Ended 8/31/96                          1.11%           (0.39)%
    Inception (11/18/91) through 8/31/96        5.33             3.77

               HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                          LONG-TERM BOND INVESTMENTS
                                      VS.
               LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1996

                             [GRAPH APPEARS HERE]

             Long-term Bond Investments*       Lehman Bros. Gov't/Corp. Bond Index
11/18/91             $10000                                  10000
2/92                  10042                                  10708
8/92                  10737                                  11329
2/93                  l1340                                  l2054
8/93                  11926                                  11976
2/94                  11851                                  1l773
8/94                  11457                                  12136
2/95                  11787                                  13126
8/95                  12684                                  13667
2/96                  13157                                  13614
8/96                  12825                                  13581

--------------------------------------------------------------------------------
The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S.
government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--MUNICIPAL BOND INVESTMENTS AS OF AUGUST 31, 1996
  For the year ended August 31, 1996, Municipal Bond Investments had a total return of 4.62% versus 5.24% for the Lehman Brothers' Municipal Bond Index--the Portfolio's benchmark.

  During the period under review, there were some gradual but significant changes in the Portfolio's composition of investments. Late last year and early this year, fears of a "flat tax" played a key role in the weak demand for municipal securities as evidenced by the outflow of funds from tax-exempt bond mutual funds. A U.S. economy that was stronger than bond market analysts and investors anticipated helped drive Treasury bond yields sharply higher, along with the full range of maturities. As flat tax fears diminished and supply remained weak, the Portfolio's manager, Smith Affiliated Capital Corporation ("Smith Affiliated"), reduced the average maturity of the Portfolio's tax-exempt bonds to 14.3 years from 17.8 years a year ago.

  Smith Affiliated also made some sector changes over the period. Given the deregulation that is occurring in the public utilities industry, the manager reduced the Portfolio's exposure to this sector. The manager also increased the Portfolio's weighting in state and local general obligation bonds. A lack of supply required Smith Affiliated to increase the Portfolio's short-term investment position from less than 2% to just over 9% at August 31, 1996. When municipal bonds experience a more favorable supply/demand environment, the fund's short-term investments will be put back into the market.

 PORTFOLIO HIGHLIGHTS--MUNICIPAL BOND INVESTMENTS (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    MUNICIPAL BOND INVESTMENTS            WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------            ----------------- --------------
    Year Ended 8/31/96                          4.62%            3.07%
    Inception (11/18/91) through 8/31/96        5.85             4.28

               HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                          MUNICIPAL BOND INVESTMENTS
                                      VS.
                     LEHMAN BROTHERS MUNICIPAL BOND INDEX
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1996

                            [GRAPH APPEARS HERE]

            Municipal Bond Investments*       Lehman Brothers Municipal Bond Index
l1/18/91             $10000                                  10000
2/92                  10167                                  10241
8/92                  10706                                  10845
2/93                  11565                                  11651
8/93                  12091                                  12168
2/94                  12065                                  12296
8/94                  11634                                  12185
2/95                  11996                                  12528
8/95                  12548                                  13266
2/96                  13288                                  13912
8/96                  13128                                  13962

--------------------------------------------------------------------------------
The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and a maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--MORTGAGE BACKED INVESTMENTS AS OF AUGUST 31, 1996
  For the year ended August 31, 1996, Mortgage Backed Investments had a total return of 4.37% versus 4.97% for the Lehman Brothers Mortgage Securities Index--the Portfolio's benchmark.

  During the period in review, Treasury yields rose approximately 0.50%. The mortgage sector posted slightly higher returns than either the government or corporate sectors as a result of having a slightly shorter average maturity, which is beneficial in a rising interest rate environment.

  The Portfolio's manager, Atlantic Portfolio Analytics & Management, Inc. ("Atlantic Portfolio Analytics"), viewed mortgages as undervalued in comparison to other domestic fixed-income securities for long-term investors and focused on the mortgage pool market, duration management and cash management. Atlantic Portfolio Analytics expects no major changes to this strategy in the near future.

 PORTFOLIO HIGHLIGHTS--MORTGAGE BACKED INVESTMENTS (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    MORTGAGE BACKED INVESTMENTS           WITHOUT TRAK FEE+ WITH TRAK FEE+
    ---------------------------           ----------------- --------------
    Year Ended 8/31/96                          4.37%            2.82%
    Inception (11/18/91) through 8/31/96        5.87             4.30

 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN MORTGAGE BACKED INVESTMENTS
                                      VS.
LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX AND LIPPER U.S. MORTGAGE FUND
               AVERAGE NOVEMBER 18, 1991 THROUGH AUGUST 31, 1996

                             [GRAPH APPEARS HERE]

                                                 Lehman Brothers Mortgage Backed
           Mortgage Backed Investments                  Securities Index                      Lipper U.S. Mortgage Fund Average
11/18/91             $10000                                  10000                                         10000
2/92                  10198                                  10179                                         10183
8/92                  10756                                  10750                                         10788
2/93                  11138                                  11167                                         11246
8/93                  11474                                  11543                                         11721
2/94                  11585                                  11691                                         11709
8/94                  11452                                  11586                                         11344
2/95                  11835                                  12015                                         11638
8/95                  12593                                  12855                                         12419
2/96                  13082                                  13387                                         12898
8/96                  13142                                  13494                                         12902

--------------------------------------------------------------------------------
The Lehman Brothers Mortgage-Backed Securities Index includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). The Lipper U.S. Mortgage Fund Average is an average of funds invested at least 65% in mortgage securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--BALANCED INVESTMENTS AS OF AUGUST 31, 1996
  For the fiscal year ended August 31, 1996, Balanced Investments had a total return of 13.60%. The Portfolio's benchmarks, the Lehman Brothers Government/Corporate Bond Index and Standard & Poor's 500 Stock Composite Index had total returns of 3.71% and 18.7%, respectively) over the same period. The Portfolio is managed by Palley-Needelman Asset Management, Inc. ("Palley-Needelman").

  For most of the year, the Portfolio was invested in approximately 70% common stocks and 28% fixed income, with the balance in cash equivalents. Of the portion invested in common stocks, 12% represented foreign stocks that outperformed domestic stocks during the period.

  Throughout the period under review, the Portfolio focused on large capitalization issues of better-known companies that had a history of paying dividends. These holdings were spread across a wide range of sectors including food, capital goods, railroads and retail--each of which outperformed other sectors of the market. At the same time, the Portfolio maintained an underweighting in the technology sector. The fixed income portion of the Portfolio, which had an average duration of 3.3 years, was not negatively affected by the rise in long-term interest rates.

  Palley-Needelman intends to continue emphasizing large capitalization value equity issues, and an underweighting in technology. At this time, the Portfolio's manager intends to maintain an average duration of approximately
3.3 years in the fixed income portion of the Portfolio.

 PORTFOLIO HIGHLIGHTS--BALANCED INVESTMENTS (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    BALANCED INVESTMENTS                 WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------                 ----------------- --------------
    Year Ended 8/31/96                         13.60%          11.91%
    Inception (2/16/93) through 8/31/96        10.49            8.85

    HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN BALANCED INVESTMENTS
                                     VS.
               LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
                        AND STANDARD & POOR'S 500 INDEX
                   FEBRUARY 16, 1993 THROUGH AUGUST 31, 1996

                             [GRAPH APPEARS HERE]

               Balanced Investments*          Lehman Brothers Gov't/Corp. Bond Index          Standard & Poor's 500 Index
2/16/93               $10000                                 10000                                         10000
8/93                   10635                                 10640                                         10605
2/94                   10973                                 10571                                         10831
8/94                   11113                                 10392                                         11184
2/95                   11162                                 10712                                         11627
8/95                   12532                                 11586                                         13579
2/96                   13827                                 12064                                         15658
8/96                   14235                                 12017                                         16121

--------------------------------------------------------------------------------
The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S.
government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The S&P 500 Index is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS AS OF AUGUST 31, 1996
  For the year ended August 31, 1996, Large Capitalization Value Equity Investments had a total return of 14.75% versus 17.54% for the Russell 1000 Value Index--the Portfolio's benchmark. The Portfolio is managed 80% by Parametric Portfolio Associates ("Parametric") and 20% by Newbold's Asset Management, Inc. ("Newbold's").

  Parametric uses a quantitative investment approach with risk characteristics similar to that of the Russell 1000 Value Index. The Portfolio is rebalanced over time to maintain risk characteristics similar to the index. During the period under review, the Portfolio's performance benefited from a strong stock market across nearly all economic sectors. The best performing sectors of the market were technology, financial services and health care. The worst performing sectors were shelter (comprised of forest products and homebuilders), consumer durables and utilities.

  Newbold's focuses on high quality companies selling at attractive valuation levels. During the period under review, Newbold's maintained an underweighting in the positive performing financial sectors and an overweighting in the lackluster utility sector. As a result, this portion of the Portfolio underperformed the Russell 1000 Value Index. In response, Newbold's has begun to increase the Portfolio's financial sector exposure and trim its electric utility holdings.

  Going forward, Parametric's strategy is to continue to manage a replication of the Russell 1000 Value Index, while adding value through security selection based on earnings estimates combined with a reasonable valuation of those earnings. The Newbolds' portion of the Portfolio will continue to be managed with a focus on high quality companies selling at attractive valuation levels.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
 (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    LARGE CAPITALIZATION VALUE EQUITY
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    ---------------------------------     ----------------- --------------
    Year Ended 8/31/96                          14.75%          13.02%
    Inception (11/18/91) through 8/31/96        10.73            9.08

               HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                                     VS.
      RUSSELL 1000 VALUE INDEX AND LIPPER GROWTH AND INCOME FUND AVERAGE
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1996

                             [GRAPH APPEARS HERE]

             Large Capitalization Value
                    Investments                  Russell 1000 Value Fund Index             Lipper Growth and Income Fund Average
11/18/91             $10000                                  10000                                         10000
2/92                  10438                                  11121                                         11351
8/92                  10963                                  11496                                         10877
2/93                  11067                                  13141                                         12029
8/93                  11977                                  14588                                         12932
2/94                  11966                                  14605                                         13546
8/94                  12228                                  15008                                         13501
2/95                  12292                                  15302                                         13665
8/95                  14200                                  17881                                         16262
2/96                  15995                                  20527                                         17869
8/96                  16292                                  21018                                         18344

--------------------------------------------------------------------------------
The Russell 1000 Value Index is a capitalization weighted total return index which is comprised of 1000 of the largest capitalized U.S. domiciled companies with greater-than-average value orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Growth and Income Fund Average is composed of the Portfolio's peer group of mutual funds investing in growth and income oriented funds.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION GROWTH INVESTMENTS AS OF AUGUST 31, 1996
  For the year ended August 31, 1996, Large Capitalization Growth Investments had a total return of 12.89% versus 18.37% for the Russell 1000 Growth Index-- the Portfolio's benchmark. Large Capitalization Growth Investments is managed 80% by Boston Structured Advisors ("Boston Structured") and 20% by Provident Investment Counsel Inc. ("Provident").

  Boston Structured's strategy for the past year was to emphasize stocks that had good earnings growth prospects with reasonable price earning multiples. Boston Structured believes that focusing on more reasonably valued issues within the Portfolio's benchmark will, over the long-term, lead to better performance.

  In the portion of the Portfolio managed by Provident, an overweighting in high growth electronic technology caused the Portfolio to underperform the Russell 1000 Growth Index. Shares of companies throughout this sector were affected by news of earnings disappointments by a few high profile companies. In addition, during the period under review, Provident maintained an underweighting in lower growth, large capitalization companies in the consumer non-durable sector believing that this area was overvalued. These stocks outperformed shares of more rapidly growing companies that were in the same sector.

  Going forward, Boston Structured will continue to manage a replication of the Russell 1000 Growth Index, while seeking to add value through security selection that favors companies that are slightly smaller, less expensive on a price to book value basis and have positive earnings potential. Provident will continue to seek high-quality growth companies that remain moderately priced relative to their high growth rates.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION GROWTH INVESTMENTS (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    LARGE CAPITALIZATION GROWTH
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    ---------------------------           ----------------- --------------
    Year Ended 8/31/96                          12.89%          11.21%
    Inception (11/18/91) through 8/31/96        12.09           10.42

               HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                   LARGE CAPITALIZATION GROWTH INVESTMENTS
                                     VS.
           RUSSELL 1000 GROWTH INDEX AND LIPPER GROWTH FUND AVERAGE
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1996

                             [GRAPH APPEARS HERE]

            Large Capitalization Growth
                   Investments                    Russell 1000 Growth Fund Index               Lipper Growth Fund Average
11/18/91             $10000                                  10000                                         10000
2/92                  11150                                  11155                                         11351
8/92                  11100                                  11075                                         10877
2/93                  11610                                  11659                                         12029
8/93                  12210                                  11961                                         12932
2/94                  12473                                  12387                                         13546
8/94                  12510                                  12740                                         13501
2/95                  12973                                  13472                                         13665
8/95                  15300                                  15879                                         16262
2/96                  17008                                  18277                                         17869
8/96                  17272                                  18798                                         18344

--------------------------------------------------------------------------------
The Russell 1000 Growth Index is a capitalization weighted total return index which is comprised of 1000 of the largest capitalized U.S. domiciled companies with a greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Growth Fund Average is composed of the Portfolio's peer group of mutual funds investing in companies where long term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS AS OF AUGUST 31, 1996
  For the year ended August 31, 1996, Small Capitalization Value Equity Investments had a total return of 12.48% versus 12.12% for the Russell 2000 Value Index--the Portfolio's benchmark.

  The Portfolio is managed 50% by Barclays Global Fund Advisors ("Barclays") and 50% by NFJ Investment Group ("NFJ"). Small capitalization stocks generally underperformed their large capitalization counterparts during the fiscal year. The Portfolio's value bias made little difference over the year as both value and growth stocks achieved similar returns. In general, the stock market rally continued into 1996 with a greater level of volatility than last year. In particular, small stocks which soared in April and May gave back most of those gains a month later.

  NFJ maintains a concentrated portfolio of approximately 110 names. Stock selection is made from 88 industries on the basis of below median industry valuation, dividend yield, capitalization size and internal NFJ quality parameters. In general, selected securities are characterized as having below average price earnings ratios and a small number of shares outstanding relative to the stock market in general and have below average industry coverage.

  Barclays maintains a highly diversified portfolio of over 1,000 stocks in order to match the characteristics of the Russell 2000 Value Index and will continue to manage as a full replication of that index. NFJ intends to maintain a fully invested position and remains optimistic about the valuation and upward trend of small-capitalization issues.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
 (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    SMALL CAPITALIZATION VALUE
    EQUITY INVESTMENTS                    WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------            ----------------- --------------
    Year Ended 8/31/96                          12.48%          10.80%
    Inception (11/18/91) through 8/31/96         9.38            7.76

               HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                                     VS.
        RUSSELL 2000 VALUE INDEX AND LIPPER SMALL COMPANY FUND AVERAGE
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1996

                             [GRAPH APPEARS HERE]

             Small Capitalization Value
                   Investments*                   Russell 2000 Value Fund Index              Lipper Small Company Fund Average
11/18/91             $10000                                  10000                                         10000
2/92                  11250                                  12090                                         11900
8/92                  10850                                  11926                                         10640
2/93                  12495                                  14538                                         12507
8/93                  12558                                  16206                                         14010
2/94                  12506                                  17584                                         15217
8/94                  12143                                  17513                                         14667
2/95                  11778                                  17350                                         15118
8/95                  13661                                  20241                                         18474
2/96                  14439                                  21615                                         19889
8/96                  15366                                  22694                                         21345

--------------------------------------------------------------------------------
The Russell 2000 Value Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies with less-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Small Company Fund Average is composed of the Portfolio's peer group of mutual funds which limit their investments to companies on the basis of the size of the company.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION GROWTH INVESTMENTS AS OF AUGUST 31, 1996
  For the year ended August 31, 1996, Small Capitalization Growth Investments had a total return of 21.33% versus 9.30% for the Russell 2000 Growth Index-- the Portfolio's benchmark.

  The Portfolio is managed 50% by Pilgrim Baxter & Associates, Inc. ("Pilgrim Baxter") and 50% by Mellon Capital Management Corp. ("Mellon"). The first quarter of 1996 provided a range of experiences, pre-announcements of select earnings disappointments carried through the market in early January as investors feared a broad slowing of growth had finally reached the market. The earnings reporting season exasperated this uncertainty leading to significant early declines in technology and consumer stocks, which were the most heavily weighted sectors in the Portfolio. However, when earnings were reported in February, the Portfolio experienced solid returns for these sectors. Consumer, service and technology led the charge with strong returns to more than offset the earlier declines. The second quarter continued to have strong performance with reports of solid earnings results that continued until June. At that time, renewed fears of a Federal Reserve tightening due to a strong economy caused the general market and small-cap stocks to decline. Fortunately, the panic selling was abated with the reporting of positive earnings results that significantly turned the market around.

  During the period under review, Pilgrim Baxter maintained a highly selective portfolio of stocks by focusing on investment in "emerging growth companies" that are believed to be undervalued in the marketplace and have earnings that are expected to grow faster than the economy as a whole.

  Mellon maintained a highly diversified portfolio of over 1,000 stocks in order to replicate the characteristics of the Russell 2000 Growth Index. During the past fiscal year, there were few changes to the portion of the Portfolio managed by Mellon. However, more stocks were added as the portion of the assets allocated to the Portfolio grew to over $304 million.

  Mellon will continue to manage the Portfolio as a full replication of the Russell 2000 Growth Index. Pilgrim Baxter intends to maintain a fully invested position and remains optimistic about the valuation and upward trend of small-capitalization issues.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION GROWTH INVESTMENTS (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    SMALL CAPITALIZATION GROWTH
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    ---------------------------           ----------------- --------------
    Year Ended 8/31/96                          21.33%          19.55%
    Inception (11/18/91) through 8/31/96        22.67           20.84

               HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                   SMALL CAPITALIZATION GROWTH INVESTMENTS
                                     VS.
        RUSSELL 2000 GROWTH INDEX AND LIPPER SMALL COMPANY FUND AVERAGE
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1996

                             [GRAPH APPEARS HERE]

           Small Cap Value Investments*          Russell 2000 Growth Fund Index              Lipper Small Company Fund Average
11/18/91             $10000                                  10000                                         10000
2/92                  11613                                  11944                                         11900
8/92                   9988                                   9823                                         10640
2/93                  11513                                  11306                                         12507
8/93                  14013                                  12627                                         14010
2/94                  16862                                  13682                                         15217
8/94                  15860                                  13103                                         14687
2/95                  17577                                  13386                                         15118
8/95                  21926                                  16525                                         18474
2/96                  24898                                  17747                                         19889
8/96                  26603                                  18061                                         21345

--------------------------------------------------------------------------------
The Russell 2000 Growth Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies with greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Small Company Fund Average is composed of the Portfolio's peer group of mutual funds which limit their investments to companies on the basis of the size of the company.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--INTERNATIONAL EQUITY INVESTMENTS AS OF AUGUST 31, 1996
  For the year ended August 31, 1996, International Equity Investments had a total return of 4.23%. The Portfolio's benchmark, the Morgan Stanley Capital International Europe Australia Far East Index ("EAFE Index") had a total return of 7.86% over the same period. EAFE is a market value weighted average of the performance of over 1,000 foreign common stocks, and includes the reinvestment of dividends.

  The portfolio is 50% managed by State Street Global Advisors ("State Street") and 50% managed by Oeschle International Advisors, L.P. ("Oeschle").

  The portion of the Portfolio managed by Oeschle slightly underperformed the EAFE Index. This modest underperformance was due to overweighted positions in Japanese and Italian securities, both of which lagged the EAFE Index; and an underweighted exposure in Swiss securities, which was the strongest market for the period. The Portfolio's performance benefited from overweighted position and good stock selection in Hong Kong, Germany, Singapore, Spain and Sweden. It was during this period that the Portfolio began to build positions in some blue chip growth companies to give it more growth exposure.

  In late 1995, State Street assumed management responsibilities for half of the Portfolio's assets. At that point, State Street initiated significant trading to restructure the assets to replicate the EAFE Index. The restructuring required that approximately 80% of the assets allocated to State Street be turned over (i.e. bought and sold). This transition occurred over several months and was accomplished in an efficient and cost-effective manner.

  Looking forward, Oeschle continues to have a positive outlook for international equities. The delay in the economic recovery expected by Oeschle gives them more conviction that when the recovery does come, it will be stronger and last longer than originally expected. The combination of rising earnings and reasonable valuations, together with a favorable monetary environment, should result in solid gains. State Street continues to manage the assets allocated to them as a full replication of the EAFE Index.

 PORTFOLIO HIGHLIGHTS--INTERNATIONAL EQUITY INVESTMENTS (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    INTERNATIONAL EQUITY INVESTMENTS      WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------------      ----------------- --------------
    Year Ended 8/31/96                          4.23%            2.68%
    Inception (11/18/91) through 8/31/96        8.19             6.58

               HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                       INTERNATIONAL EQUITY INVESTMENTS
                                     VS.
         MORGAN STANLEY CAPITAL INTERNATIONAL EAFE-GDP WEIGHTED INDEX
  AND MORGAN STANLEY CAPITAL INTERNATIONAL EAFE-CAPITALIZATION WEIGHTED INDEX
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1996

                             [GRAPH APPEARS HERE]

          International Equity Investments*       MSCI EAFE-GDP Weighted Index                  MSCI EAFE-CAP Weighted Index
11/18/91             $10000                                  10000                                         10000
2/92                   9850                                  10358                                          9932
8/92                   9700                                  10333                                          9827
2/93                   9343                                  10072                                          9557
8/93                  12002                                  12993                                         12493
2/94                  13354                                  13810                                         13338
8/94                  14012                                  14558                                         13884
2/95                  12358                                  13587                                         12780
8/95                  13987                                  14864                                         13995
2/96                  14607                                  15828                                         14981
8/96                  14579                                  15940                                         15120

--------------------------------------------------------------------------------
The Morgan Stanley Capital International EAFE-GDP Weighted Index is a composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East, weighted based on each country's gross domestic product. The Morgan Stanley Capital International EAFE-Capitalization Weighted Index is a composite portfolio consisting of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country's market capitalization. Because the indices are not managed portfolios, there are no advisory fees or internal management expenses reflected in the indices' performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--INTERNATIONAL FIXED INCOME INVESTMENTS AS OF AUGUST 31, 1996

  For the year ended August 31, 1996, International Fixed Income Investments had a total return of 12.05% versus 7.31% for the Salomon Brothers Non-U.S. Government Bond Index--the Portfolio's benchmark. The Portfolio is managed by Julius Baer Investment Management, Inc. ("Julius Baer").

  The Portfolio's outperformance of the benchmark over the year can be attributed to Julius Baer's long-held strategy of significantly underweighting Japanese securities in favor of European markets. The choice of markets within Europe also contributed positively to performance, as the high yielding markets of Italy, Spain and Sweden have performed especially well.

  During the period under review, the Portfolio's strategy remained consistent. The Portfolio held less than 15% in Japanese bonds during the period. In contrast, the Portfolio was more positive on the prospects of Europe. Over the period, European markets dealt with low inflation, falling rates and a push towards monetary union--all which have helped bond markets to perform well. Within Europe, the high yielding bond markets performed best, as investors viewed favorably the efforts of each respective government to continue pursuing tight fiscal policies. Lastly, the Portfolio has maintained a bullish outlook for the U.S. dollar. While the exact amounts and currencies involved have changed over the course of the year, hedges into the U.S. dollar have been in place for most of the period.

  Because Julius Baer believes that the Japanese bond market is overvalued, the Portfolio will remain underweighted in this sector. The Portfolio's manager will continue to overweight the European bond market with a short duration in the high yielding markets and partially offset the longer duration in the core European bond markets where yield curves are steepest. Julius Baer continues to forecast a stronger U.S. dollar, and has adjusted the long U.S. dollar hedges accordingly.

 PORTFOLIO HIGHLIGHTS--INTERNATIONAL FIXED INCOME INVESTMENTS (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    INTERNATIONAL FIXED INCOME
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------            ----------------- --------------
    Year Ended 8/31/96                          12.05%          10.39%
    Inception (11/18/91) through 8/31/96        11.00            9.36

               HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                    INTERNATIONAL FIXED INCOME INVESTMENTS
                                     VS.
               SALOMON BROTHERS NON-U.S. GOVERNMENT BOND INDEX
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1996

                             [GRAPH APPEARS HERE]

             International Fixed Income
                   Investments               Salomon Brothers Non-U.S. Gov't. Bond Index
11/18/91             $10000                                  10000
2/92                  10331                                  10322
8/92                  11393                                  11859
2/93                  11214                                  11574
8/93                  12381                                  12650
2/94                  12457                                  12980
8/94                  12504                                  13319
2/95                  13297                                  14354
8/95                  14713                                  15451
2/96                  15656                                  15920
8/96                  16485                                  16576

--------------------------------------------------------------------------------
The Salomon Brothers Non-U.S. Government Bond Index is an index subset of the Salomon Brothers World Bond Index that excludes corporate bonds denominated in U.S. dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish, and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--EMERGING MARKETS EQUITY INVESTMENTS AS OF AUGUST 31,
 1996

  For the year ended August 31, 1996, Emerging Markets Equity Investments had a total return of 8.20% versus 3.83% for the Morgan Stanley Capital International Emerging Markets Free Index--the Portfolio's benchmark.

  After a prolonged period of depressed performance, the Portfolio experienced a significant turnaround during the period under review as markets recovered from heavily oversold levels in December 1995. This strength was sustained throughout the first half of 1996, with foreign investors returning to emerging equity markets who were encouraged by depressed valuation levels and signs of improving economic and monetary conditions across most countries.

  The recovery was led mainly by the major Latin American markets of Brazil, Mexico and Argentina, where the prospects of economic and political progress were sharpest and equity markets appeared most oversold. In particular, the success of the Mexican authorities in stabilizing their economy, tackling inflation and allowing interest rates to fall from a high of 44% at the beginning of the year to 24% by the end of August 1996, played a major part in restoring investors' confidence in the region as a whole. In anticipation of this, the fund's manager, John Govett & Co. Limited ("John Govett") built a significant exposure to these markets at the end of 1995.

  The other region which has shown marked strength over the period has been Central Europe, where Poland and Hungary, in particular, have responded to a sharply improving economic and corporate earnings outlook. In addition, given the early stages of these markets, equity valuations were at levels that in no way reflected their strong earnings potential. In contrast to these buoyant investment areas, the Asian equity markets provided few investment opportunities over the past fiscal year as political concerns and pressures on current accounts overshadowed sentiment. The one exception to this was Hong Kong, where the improving economic conditions in China have set a much more positive tone for Hong Kong companies and helped to drive the market higher.

  John Govett will continue to increase its positions in selected countries where equities appear well supported by attractive equity valuations and strong economic growth.

 PORTFOLIO HIGHLIGHTS--EMERGING MARKETS EQUITY INVESTMENTS (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    EMERGING MARKETS EQUITY INVESTMENTS   WITHOUT TRAK FEE+ WITH TRAK FEE+
    -----------------------------------   ----------------- --------------
    Year Ended 8/31/96                          8.28%            6.67%
    Inception (4/21/94) through 8/31/96         3.71             2.17

               HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                     EMERGING MARKETS EQUITY INVESTMENTS
                                     VS.
       MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX
                    APRIL 21, 1994 THROUGH AUGUST 31, 1996

                             [GRAPH APPEARS HERE]

        Emerging Markets Equity Investments*    MSCI Emerging Markets Free Index
4/20/94              $10000                                  10000
8/94                  11863                                  12008
2/95                   9068                                   9053
8/95                  10068                                  10039
2/96                  10607                                  10388
8/96                  10902                                  10421

--------------------------------------------------------------------------------
The Morgan Stanley Capital International Emerging Markets Free Index is an index comprised of thirteen emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 INDEPENDENT AUDITORS' REPORT

The Board of Trustees of
Consulting Group Capital Markets Funds:

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Government Money Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, and Emerging Markets Equity Investments (the "Portfolios") of Consulting Group Capital Markets Funds (the "Fund"), the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 1994, were audited by other auditors whose report thereon, dated October 19, 1994, expressed an unqualified opinion on those financial highlights.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian. As to securities purchased and sold but not received and delivered we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of August 31, 1996, the result of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.

                                                       /s/ KPMG Peat Marwick LLP

New York, New York
October 25, 1996

 TAX INFORMATION (UNAUDITED)

  The following tax information represents fiscal year end disclosures of various tax benefits passed through to shareholders at calendar year end.

  Of the distributions made from investment income the following percentages have been derived from investments in U.S. Government and Agency Obligations. All of a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for the state specific information.

Government Money Investments           61.27%
Intermediate Fixed Income Investments  12.49%
Long-Term Bond Investments             40.75%
Balanced Investments                   17.50%
Mortgage Backed Investments             1.21%

  Of the distributions made by the following Portfolios the corresponding percentage represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders.

Balanced Investments                           25.46%
Large Capitalization Value Equity Investments  73.50%
Large Capitalization Growth Investments        54.17%
Small Capitalization Value Equity Investments  51.54%
Small Capitalization Growth Investments         5.50%

  The capital gains dividend distribution paid to shareholders for fiscal year ended August 31, 1996, whether taken in shares or in cash, from long term capital gains is as follows:

Balanced Investments                           $   805,452
Large Capitalization Value Equity Investments   10,394,469
Large Capitalization Growth Investments         24,502,369
Small Capitalization Growth Investments         31,868,012
International Equity Investments                15,701,458

  For Municipal Bond Investments, 98.39% of the dividends from net investment income for the year ended August 31, 1996, are tax-exempt for regular Federal income tax purposes.

  For the fiscal year ended August 31, 1996, the total income received by International Equity Investments from the sources within foreign countries and possessions of the United States was $0.0381 per share (representing a total of $3,065,727). The total amount of taxes paid by the Portfolio to such countries was $0.0217 per share (representing a total of $1,749,194).

  For the fiscal year ended August 31, 1996, the total income received by International Fixed Income Investments from the sources within foreign countries and possessions of the United States was $0.6204 per share (representing a total of $8,810,633). The total amount of taxes paid by the Portfolio to such countries was $0.0090 per share (representing a total of $129,075).

  The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

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                    CONSULTING GROUP CAPITAL MARKETS FUNDS.
     IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR THE TRUST WHICH CONTAINS INFORMATION CONCERNING THE TRUST'S INVESTMENT POLICIES, CHARGES AND EXPENSES AS
                      WELL AS OTHER PERTINENT INFORMATION.

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